UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 100.4%
Banks - 95.5%
Wells Fargo & Co.	50,357	$3,055,159
Bank of America Corp.	102,335	3,020,929
JPMorgan Chase & Co.	27,967	2,990,791
Citigroup, Inc.	39,077	2,907,720
U.S. Bancorp	40,739	2,182,796
PNC Financial Services Group, Inc.	13,554	1,955,707
Bank of New York Mellon Corp.	32,178	1,733,107
Capital One Financial Corp.	16,696	1,662,588
BB&T Corp.	29,619	1,472,657
State Street Corp.	14,494	1,414,759
SunTrust Banks, Inc.	20,284	1,310,144
M&T Bank Corp.	6,985	1,194,365
Northern Trust Corp.	11,345	1,133,252
KeyCorp	55,048	1,110,318
Fifth Third Bancorp	35,877	1,088,508
Citizens Financial Group, Inc.	25,696	1,078,718
Regions Financial Corp.	61,612	1,064,655
Huntington Bancshares, Inc.	64,399	937,649
Comerica, Inc.	10,699	928,780
First Republic Bank	9,858	854,097
Banco Bradesco S.A. ADR	81,372	833,249
SVB Financial Group*	3,519	822,637
ICICI Bank Ltd. ADR	80,913	787,284
Toronto-Dominion Bank	13,342	781,574
Royal Bank of Canada	9,451	771,674
HDFC Bank Ltd. ADR	7,581	770,760
Zions Bancorporation	14,992	762,043
Popular, Inc.	21,341	757,392
HSBC Holdings plc ADR	14,482	747,851
Deutsche Bank AG	38,382	730,409
Canadian Imperial Bank of Commerce[1]	7,353	716,256
East West Bancorp, Inc.	11,676	710,251
Credit Suisse Group AG ADR*	39,709	708,806
Bank of Montreal	8,525	682,171
Bank of Nova Scotia	10,545	680,469
ING Groep N.V. ADR	36,831	679,900
Signature Bank*	4,763	653,769
First Horizon National Corp.	30,410	607,898
Bank of the Ozarks	12,492	605,237
PacWest Bancorp	11,917	600,617
BOK Financial Corp.	6,443	594,818
Commerce Bancshares, Inc.	10,458	583,975
CIT Group, Inc.	11,777	579,782
Cullen/Frost Bankers, Inc.	6,103	577,649
Western Alliance Bancorporation*	10,131	573,617
Synovus Financial Corp.	11,742	562,911
Pinnacle Financial Partners, Inc.	8,151	540,411
Webster Financial Corp.	9,515	534,362
First Citizens BancShares, Inc. — Class A	1,307	526,721
Prosperity Bancshares, Inc.	7,501	525,595
Umpqua Holdings Corp.	24,453	508,622
Wintrust Financial Corp.	6,157	507,152
FNB Corp.	36,071	498,501
BankUnited, Inc.	12,214	497,354
Texas Capital Bancshares, Inc.*	5,539	492,417
Hancock Holding Co.	9,871	488,615
IBERIABANK Corp.	6,296	487,940
Home BancShares, Inc.	20,900	485,925
First Hawaiian, Inc.	16,150	471,257
Associated Banc-Corp.	18,335	465,709
MB Financial, Inc.	10,324	459,625
Chemical Financial Corp.	8,527	455,939
Bank of Hawaii Corp.	5,303	454,467
United Bankshares, Inc.	12,912	448,692
UMB Financial Corp.	6,211	446,695
TCF Financial Corp.	21,714	445,137
Cathay General Bancorp	10,374	437,472
Glacier Bancorp, Inc.	10,759	423,797
South State Corp.	4,840	421,806
Fulton Financial Corp.	23,449	419,737
Columbia Banking System, Inc.	9,608	417,372
First Financial Bankshares, Inc.[1]	8,984	404,729
Valley National Bancorp	35,742	401,025
Simmons First National Corp. — Class A	6,869	392,220
BancorpSouth Bank	12,412	390,357
International Bancshares Corp.	9,578	380,247
CVB Financial Corp.	16,033	377,738
Hope Bancorp, Inc.	20,456	373,322
First Midwest Bancorp, Inc.	15,323	367,905
Old National Bancorp	20,641	360,185
First Interstate BancSystem, Inc. — Class A	8,900	356,445
Trustmark Corp.	10,878	346,573
LegacyTexas Financial Group, Inc.	8,147	343,885
United Community Banks, Inc.	12,143	341,704
First Merchants Corp.	8,075	339,635
Eagle Bancorp, Inc.*	5,850	338,715
Ameris Bancorp	6,728	324,290
Banner Corp.	5,665	312,255
First Financial Bancorp	11,250	296,438
Total Banks		69,288,686
Savings & Loans - 3.9%
People's United Financial, Inc.	32,177	601,710
New York Community Bancorp, Inc.	45,345	590,392
Sterling Bancorp	22,447	552,196
Investors Bancorp, Inc.	34,851	483,732
Pacific Premier Bancorp, Inc.*	8,300	332,000
Banc of California, Inc.[1]	11,611	239,767
Total Savings & Loans		2,799,797
Insurance - 1.0%
Voya Financial, Inc.	14,604	722,460
Total Common Stocks
(Cost $66,509,489)		72,810,943

PREFERRED STOCKS† - 1.3%
Banks - 1.3%
Itau Unibanco Holding S.A. ADR	69,892	908,596
Total Preferred Stocks
(Cost $835,268)		908,596

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$277,663	$277,663
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	148,190	148,190
Total Repurchase Agreements
(Cost $425,853)		425,853

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	650,430	650,430
Total Securities Lending Collateral
(Cost $650,430)		650,430
Total Investments - 103.2%
(Cost $68,421,040)		$74,795,822
Other Assets & Liabilities, net - (3.2)%		(2,287,996)
Total Net Assets - 100.0%		$72,507,826

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$72,810,943	$—	$—	$72,810,943
Preferred Stocks	908,596	—	—	908,596
Repurchase Agreements	—	425,853	—	425,853
Securities Lending Collateral	650,430	—	—	650,430
Total Assets	$74,369,969	$425,853	$—	$74,795,822

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Chemicals - 44.9%
DowDuPont, Inc.	60,789	$4,329,392
Monsanto Co.	20,446	2,387,684
Praxair, Inc.	14,522	2,246,263
LyondellBasell Industries N.V. — Class A	20,285	2,237,841
Sherwin-Williams Co.	5,066	2,077,263
Air Products & Chemicals, Inc.	12,198	2,001,448
PPG Industries, Inc.	15,720	1,836,410
Celanese Corp. — Class A	12,033	1,288,494
Westlake Chemical Corp.	11,960	1,274,099
Albemarle Corp.	9,649	1,234,011
FMC Corp.	12,930	1,223,954
Eastman Chemical Co.	13,168	1,219,883
International Flavors & Fragrances, Inc.	7,656	1,168,382
CF Industries Holdings, Inc.	25,720	1,094,129
Mosaic Co.	40,423	1,037,254
Chemours Co.	20,614	1,031,937
Huntsman Corp.	29,058	967,341
Axalta Coating Systems Ltd.*	28,875	934,395
Potash Corporation of Saskatchewan, Inc.	44,789	924,893
RPM International, Inc.	16,877	884,692
Sociedad Quimica y Minera de Chile S.A. ADR	14,100	837,117
Olin Corp.	23,117	822,503
Methanex Corp.	13,192	798,776
Valvoline, Inc.	30,483	763,904
WR Grace & Co.	10,336	724,864
Ashland Global Holdings, Inc.	9,852	701,462
Cabot Corp.	10,828	666,896
PolyOne Corp.	14,312	622,572
Agrium, Inc.	5,333	613,295
Sensient Technologies Corp.	8,120	593,978
Platform Specialty Products Corp.*	58,205	577,394
Ingevity Corp.*	8,099	570,736
HB Fuller Co.	10,280	553,783
Balchem Corp.	6,640	535,184
Tronox Ltd. — Class A	25,800	529,158
Minerals Technologies, Inc.	7,675	528,424
GCP Applied Technologies, Inc.*	15,900	507,210
Ferro Corp.*	20,100	474,159
Innospec, Inc.	6,220	439,132
A. Schulman, Inc.	9,521	354,657
Calgon Carbon Corp.	16,300	347,190
Total Chemicals		43,962,159
Mining - 18.5%
Freeport-McMoRan, Inc.*	103,256	1,957,734
Newmont Mining Corp.	41,933	1,573,326
Barrick Gold Corp.	98,324	1,422,748
Teck Resources Ltd. — Class B1	46,141	1,207,510
Rio Tinto plc ADR	22,475	1,189,602
Alcoa Corp.*	21,919	1,180,777
Goldcorp, Inc.	88,094	1,124,960
BHP Billiton Ltd. ADR[1]	23,915	1,099,851
Agnico Eagle Mines Ltd.	18,940	874,649
Wheaton Precious Metals Corp.	38,674	855,856
Randgold Resources Ltd. ADR[1]	8,204	811,294
Franco-Nevada Corp.	9,782	782,071
Royal Gold, Inc.	9,401	772,010
Pan American Silver Corp.	44,259	688,670
AngloGold Ashanti Ltd. ADR	66,041	672,958
Compass Minerals International, Inc.[1]	7,468	539,563
Kaiser Aluminum Corp.	4,357	465,545
Century Aluminum Co.*	23,508	461,697
Coeur Mining, Inc.*	53,577	401,827
Total Mining		18,082,648
Packaging & Containers - 11.2%
WestRock Co.	21,069	1,331,771
Ball Corp.	31,468	1,191,064
Packaging Corporation of America	9,514	1,146,913
Sealed Air Corp.	20,543	1,012,770
Berry Global Group, Inc.*	15,637	917,423
Crown Holdings, Inc.*	16,026	901,462
Sonoco Products Co.	14,430	766,810
Graphic Packaging Holding Co.	47,328	731,218
Bemis Company, Inc.	14,766	705,667
Owens-Illinois, Inc.*	27,868	617,834
Silgan Holdings, Inc.	20,682	607,844
Greif, Inc. — Class A	9,480	574,298
KapStone Paper and Packaging Corp.	22,190	503,491
Total Packaging & Containers		11,008,565
Iron & Steel - 10.5%
Vale S.A. ADR	173,638	2,123,593
Nucor Corp.	23,929	1,521,406
Steel Dynamics, Inc.	25,555	1,102,187
ArcelorMittal*,1	28,271	913,436
United States Steel Corp.	24,129	849,100
Reliance Steel & Aluminum Co.	9,833	843,573
Allegheny Technologies, Inc.*	24,119	582,233
Commercial Metals Co.	25,291	539,204
Carpenter Technology Corp.	10,288	524,585
Cleveland-Cliffs, Inc.*	71,514	515,616
AK Steel Holding Corp.*	80,320	454,611
Schnitzer Steel Industries, Inc. — Class A	10,225	342,537
Total Iron & Steel		10,312,081
Building Materials - 5.8%
Vulcan Materials Co.	11,123	1,427,859
Martin Marietta Materials, Inc.	5,849	1,292,863
Eagle Materials, Inc.	6,961	788,681
Louisiana-Pacific Corp.*	24,653	647,388
Summit Materials, Inc. — Class A*	20,395	641,219
Boise Cascade Co.	10,500	418,950
US Concrete, Inc.*	4,920	411,558
Total Building Materials		5,628,518
Forest Products & Paper - 2.3%
International Paper Co.	28,323	1,641,035
Domtar Corp.	12,081	598,251
Total Forest Products & Paper		2,239,286
Commercial Services - 2.1%
Ecolab, Inc.	15,504	2,080,327
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	9,014	777,728

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Miscellaneous Manufacturing - 1.4% (continued)
Trinseo S.A.	8,230	$597,498
Total Miscellaneous Manufacturing		1,375,226
Household Products & Housewares - 1.1%
Avery Dennison Corp.	9,255	1,063,029
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	7,840	838,802
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	12,800	563,968
Coal - 0.4%
Warrior Met Coal, Inc.	15,700	394,855
Total Common Stocks
(Cost $83,294,608)		97,549,464

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$528,648	528,648
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	282,141	282,141
Total Repurchase Agreements
(Cost $810,789)		810,789

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	2,189,897	2,189,897
Total Securities Lending Collateral
(Cost $2,189,897)		2,189,897
Total Investments - 102.7%
(Cost $86,295,294)		$100,550,150
Other Assets & Liabilities, net - (2.7)%		(2,627,916)
Total Net Assets - 100.0%		$97,922,234

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$97,549,464	$—	$—	$97,549,464
Repurchase Agreements	—	810,789	—	810,789
Securities Lending Collateral	2,189,897	—	—	2,189,897
Total Assets	$99,739,361	$810,789	$—	$100,550,150

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Biotechnology - 67.6%
Amgen, Inc.	98,099	$17,059,416
Gilead Sciences, Inc.	199,565	14,296,837
Celgene Corp.*	130,074	13,574,523
Biogen, Inc.*	38,875	12,384,409
Vertex Pharmaceuticals, Inc.*	65,387	9,798,896
Regeneron Pharmaceuticals, Inc.*	25,812	9,704,280
Illumina, Inc.*	40,197	8,782,643
Alexion Pharmaceuticals, Inc.*	69,462	8,306,961
Incyte Corp.*	71,393	6,761,631
BioMarin Pharmaceutical, Inc.*	66,163	5,899,755
Alnylam Pharmaceuticals, Inc.*	43,222	5,491,355
Exelixis, Inc.*	164,847	5,011,349
Seattle Genetics, Inc.*	81,257	4,347,249
Sage Therapeutics, Inc.*,1	24,830	4,089,749
United Therapeutics Corp.*	27,446	4,060,636
Bio-Rad Laboratories, Inc. — Class A*,1	16,682	3,981,493
Exact Sciences Corp.*	75,084	3,944,913
Bluebird Bio, Inc.*	21,392	3,809,915
Ionis Pharmaceuticals, Inc.*	75,541	3,799,712
Bioverativ, Inc.*	68,607	3,699,289
Juno Therapeutics, Inc.*	79,150	3,617,946
Charles River Laboratories International, Inc.*	32,918	3,602,875
FibroGen, Inc.*	66,600	3,156,840
Avexis, Inc.*	28,040	3,103,187
ACADIA Pharmaceuticals, Inc.*	99,843	3,006,273
Puma Biotechnology, Inc.*	29,610	2,926,948
Immunomedics, Inc.*,1	171,200	2,766,592
Spark Therapeutics, Inc.*,1	53,120	2,731,430
Halozyme Therapeutics, Inc.*	131,814	2,670,552
Ligand Pharmaceuticals, Inc. — Class B*	19,225	2,632,479
Amicus Therapeutics, Inc.*	173,581	2,497,831
Myriad Genetics, Inc.*	72,386	2,486,097
Insmed, Inc.*	79,200	2,469,456
Prothena Corporation plc*,1	64,817	2,429,989
Loxo Oncology, Inc.*	28,800	2,424,384
Medicines Co.*	81,708	2,233,897
Spectrum Pharmaceuticals, Inc.*	116,500	2,207,675
Blueprint Medicines Corp.*	29,200	2,201,972
Ultragenyx Pharmaceutical, Inc.*	47,306	2,194,052
Esperion Therapeutics, Inc.*	32,937	2,168,572
Editas Medicine, Inc.*,1	68,400	2,101,932
Sangamo Therapeutics, Inc.*	116,000	1,902,400
Radius Health, Inc.*,1	58,493	1,858,323
Intercept Pharmaceuticals, Inc.*,1	31,160	1,820,367
Dynavax Technologies Corp.*,1	87,030	1,627,461
Acorda Therapeutics, Inc.*	74,771	1,603,838
ImmunoGen, Inc.*	225,300	1,444,173
PTC Therapeutics, Inc.*	78,800	1,314,384
Five Prime Therapeutics, Inc.*	52,981	1,161,343
AMAG Pharmaceuticals, Inc.*	76,101	1,008,338
Total Biotechnology		218,176,617
Pharmaceuticals - 25.8%
AbbVie, Inc.	197,334	19,084,171
Shire plc ADR	69,404	10,765,949
Nektar Therapeutics*	82,307	4,915,374
Neurocrine Biosciences, Inc.*	55,621	4,315,633
PRA Health Sciences, Inc.*	42,328	3,854,811
Alkermes plc*	64,078	3,506,989
Jazz Pharmaceuticals plc*	25,960	3,495,514
TESARO, Inc.*	40,153	3,327,479
Akorn, Inc.*	95,453	3,076,450
Sarepta Therapeutics, Inc.*	53,100	2,954,484
Clovis Oncology, Inc.*	42,697	2,903,396
Portola Pharmaceuticals, Inc.*	55,235	2,688,840
Array BioPharma, Inc.*	206,830	2,647,424
Agios Pharmaceuticals, Inc.*	43,114	2,464,827
Horizon Pharma plc*	163,294	2,384,092
Ironwood Pharmaceuticals, Inc. — Class A*	152,941	2,292,586
Pacira Pharmaceuticals, Inc.*	46,810	2,136,877
Global Blood Therapeutics, Inc.*	48,575	1,911,426
Impax Laboratories, Inc.*	101,707	1,693,422
Flexion Therapeutics, Inc.*,1	60,400	1,512,416
Eagle Pharmaceuticals, Inc.*,1	23,960	1,279,943
Total Pharmaceuticals		83,212,103
Healthcare-Products - 3.4%
Bio-Techne Corp.	26,432	3,424,266
QIAGEN N.V.*	97,913	3,028,449
OPKO Health, Inc.*,1	511,700	2,507,330
MiMedx Group, Inc.*,1	150,795	1,901,525
Total Healthcare-Products		10,861,570
Healthcare-Services - 2.1%
IQVIA Holdings, Inc.*	69,644	6,818,148
Commercial Services - 1.0%
Incorporated Research Holdings, Inc. — Class A*	77,010	3,357,636
Total Common Stocks
(Cost $189,889,716)		322,426,074

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 03/01/18*,2	231,107	—
Dyax Corp.
Expires 03/06/18*,2	167,165	—
Clinical Data, Inc.
Expires 12/31/20*,2	24,000	—
Total Rights
(Cost $17,304)		—

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$382,542	382,542
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	204,164	204,164
Total Repurchase Agreements
(Cost $586,706)		586,706

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[5]	15,358,681	$15,358,681
Total Securities Lending Collateral
(Cost $15,358,681)		15,358,681
Total Investments - 104.9%
(Cost $205,852,407)		$338,371,461
Other Assets & Liabilities, net - (4.9)%		(15,910,087)
Total Net Assets - 100.0%		$322,461,374

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $17,304) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$322,426,074	$—	$—		$322,426,074
Repurchase Agreements	—	586,706	—		586,706
Rights	—	—	—	*	—
Securities Lending Collateral	15,358,681	—	—		15,358,681
Total Assets	$337,784,755	$586,706	$—		$338,371,461

*	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Food - 40.7%
Kraft Heinz Co.	102,993	$8,008,736
Mondelez International, Inc. — Class A	153,690	6,577,932
General Mills, Inc.	83,173	4,931,327
Tyson Foods, Inc. — Class A	57,721	4,679,441
Sysco Corp.	76,066	4,619,488
Kroger Co.	150,583	4,133,503
Hershey Co.	35,757	4,058,777
Kellogg Co.	59,431	4,040,119
Hormel Foods Corp.	98,929	3,600,026
Conagra Brands, Inc.	86,478	3,257,626
JM Smucker Co.	25,873	3,214,462
Campbell Soup Co.	65,177	3,135,666
McCormick & Company, Inc.	29,916	3,048,740
Ingredion, Inc.	18,747	2,620,831
Lamb Weston Holdings, Inc.	41,610	2,348,885
BRF S.A. ADR*,1	205,400	2,312,804
US Foods Holding Corp.*	70,400	2,247,872
Pinnacle Foods, Inc.	37,700	2,242,019
Pilgrim's Pride Corp.*	69,889	2,170,752
Blue Buffalo Pet Products, Inc.*,1	63,419	2,079,509
Snyder's-Lance, Inc.	41,000	2,053,280
Post Holdings, Inc.*,1	23,700	1,877,751
Hain Celestial Group, Inc.*	41,325	1,751,767
Flowers Foods, Inc.	84,282	1,627,485
Lancaster Colony Corp.	12,152	1,570,160
Performance Food Group Co.*	47,300	1,565,630
Sprouts Farmers Market, Inc.*	61,700	1,502,395
Darling Ingredients, Inc.*	80,464	1,458,812
TreeHouse Foods, Inc.*,1	28,891	1,428,949
J&J Snack Foods Corp.	9,300	1,412,019
Sanderson Farms, Inc.	9,798	1,359,766
B&G Foods, Inc.[1]	37,331	1,312,185
United Natural Foods, Inc.*	26,330	1,297,279
Fresh Del Monte Produce, Inc.	26,800	1,277,556
Cal-Maine Foods, Inc.*,1	27,500	1,222,375
Hostess Brands, Inc.*	80,800	1,196,648
Calavo Growers, Inc.[1]	13,000	1,097,200
Bob Evans Farms, Inc.	13,300	1,048,306
Dean Foods Co.	73,963	855,012
SUPERVALU, Inc.*	36,000	777,600
Total Food		101,020,690
Beverages - 24.0%
Coca-Cola Co.	252,940	11,604,887
PepsiCo, Inc.	90,505	10,853,360
Constellation Brands, Inc. — Class A	24,605	5,623,965
Monster Beverage Corp.*	78,317	4,956,683
Brown-Forman Corp. — Class B	63,156	4,336,922
Anheuser-Busch InBev S.A. ADR	32,290	3,602,272
Dr Pepper Snapple Group, Inc.	35,998	3,493,966
Molson Coors Brewing Co. — Class B	42,458	3,484,528
Coca-Cola European Partners plc	67,554	2,692,027
Fomento Economico Mexicano SAB de CV ADR	26,083	2,449,194
Diageo plc ADR	16,690	2,437,241
National Beverage Corp.	17,714	1,726,052
Boston Beer Company, Inc. — Class A*	6,532	1,248,265
Coca-Cola Bottling Company Consolidated	5,300	1,140,878
Total Beverages		59,650,240
Cosmetics & Personal Care - 13.2%
Procter & Gamble Co.	138,474	12,722,991
Colgate-Palmolive Co.	90,516	6,829,432
Estee Lauder Companies, Inc. — Class A	44,767	5,696,153
Coty, Inc. — Class A	168,155	3,344,603
Unilever N.V. — Class Y	46,751	2,633,016
Edgewell Personal Care Co.*	25,288	1,501,855
Total Cosmetics & Personal Care		32,728,050
Agriculture - 12.5%
Philip Morris International, Inc.	100,094	10,574,931
Altria Group, Inc.	134,601	9,611,857
Archer-Daniels-Midland Co.	94,835	3,800,987
British American Tobacco plc ADR	48,667	3,260,202
Bunge Ltd.	37,144	2,491,620
Vector Group Ltd.	63,468	1,420,414
Total Agriculture		31,160,011
Household Products & Housewares - 6.2%
Kimberly-Clark Corp.	45,290	5,464,691
Clorox Co.	24,724	3,677,448
Church & Dwight Company, Inc.	59,844	3,002,374
Spectrum Brands Holdings, Inc.	18,700	2,101,880
Central Garden & Pet Co. — Class A*	31,100	1,172,781
Total Household Products & Housewares		15,419,174
Retail - 1.3%
Casey's General Stores, Inc.	14,823	1,659,287
Nu Skin Enterprises, Inc. — Class A	23,230	1,584,983
Total Retail		3,244,270
Pharmaceuticals - 0.8%
Herbalife Ltd.*,1	29,075	1,968,959
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	90,300	1,530,585
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	28,935	1,388,301
Total Common Stocks
(Cost $163,610,876)		248,110,280

RIGHTS††† - 0.0%
PDC
Expires 03/01/18*,2	93,765	—
Casa Ley
Expires 01/17/19*,2	93,765	—
Total Rights
(Cost $23,054)		—

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 0.1%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$194,212	$194,212
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	103,651	103,651
Total Repurchase Agreements
(Cost $297,863)		297,863

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[5]	5,616,203	5,616,203
Total Securities Lending Collateral
(Cost $5,616,203)		5,616,203
Total Investments - 102.3%
(Cost $169,547,996)		$254,024,346
Other Assets & Liabilities, net - (2.3)%		(5,756,140)
Total Net Assets - 100.0%		$248,268,206

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $23,054) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$248,110,280	$—	$—		$248,110,280
Repurchase Agreements	—	297,863	—		297,863
Rights	—	—	—	*	—
Securities Lending Collateral	5,616,203	—	—		5,616,203
Total Assets	$253,726,483	$297,863	$—		$254,024,346

*	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 79.1%
Industrial - 18.3%
Boeing Co.	24,868	$7,333,822
3M Co.	24,868	5,853,181
Caterpillar, Inc.	24,868	3,918,699
United Technologies Corp.	24,868	3,172,411
General Electric Co.	24,868	433,947
Total Industrial		20,712,060
Financial - 15.7%
Goldman Sachs Group, Inc.	24,868	6,335,372
Travelers Companies, Inc.	24,868	3,373,096
Visa, Inc. — Class A	24,868	2,835,449
JPMorgan Chase & Co.	24,868	2,659,384
American Express Co.	24,868	2,469,641
Total Financial		17,672,942
Consumer, Non-cyclical - 13.0%
UnitedHealth Group, Inc.	24,868	5,482,399
Johnson & Johnson	24,868	3,474,557
Procter & Gamble Co.	24,868	2,284,872
Merck & Company, Inc.	24,868	1,399,322
Coca-Cola Co.	24,868	1,140,944
Pfizer, Inc.	24,868	900,719
Total Consumer, Non-cyclical		14,682,813
Consumer, Cyclical - 11.5%
Home Depot, Inc.	24,868	4,713,232
McDonald's Corp.	24,868	4,280,280
Wal-Mart Stores, Inc.	24,868	2,455,715
Nike, Inc. — Class B	24,868	1,555,494
Total Consumer, Cyclical		13,004,721
Technology - 10.0%
Apple, Inc.	24,868	4,208,412
International Business Machines Corp.	24,868	3,815,248
Microsoft Corp.	24,868	2,127,209
Intel Corp.	24,868	1,147,907
Total Technology		11,298,776
Energy - 4.6%
Chevron Corp.	24,868	3,113,225
Exxon Mobil Corp.	24,868	2,079,959
Total Energy		5,193,184
Communications - 4.4%
Walt Disney Co.	24,868	2,673,559
Verizon Communications, Inc.	24,868	1,316,263
Cisco Systems, Inc.	24,868	952,444
Total Communications		4,942,266
Basic Materials - 1.6%
DowDuPont, Inc.	24,868	1,771,099
Total Common Stocks
(Cost $75,454,119)		89,277,861

MUTUAL FUNDS† - 10.0%
Guggenheim Strategy Fund I1	229,595	5,753,662
Guggenheim Strategy Fund II1	222,337	5,560,661
Total Mutual Funds
(Cost $11,271,081)		11,314,323

	Face Amount
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
0.80% due 01/02/18[2,3,4]	$6,500,000	6,500,000
1.26% due 03/01/18[3,4,5]	500,000	498,975
Total U.S. Treasury Bills
(Cost $6,998,770)		6,998,975

FEDERAL AGENCY DISCOUNT NOTES†† - 0.9%
Federal Home Loan Bank[6]
1.05% due 01/02/18[3,4]	1,000,000	999,971
Total Federal Agency Discount Notes
(Cost $999,971)		999,971

REPURCHASE AGREEMENTS††,7 - 0.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	482,389	482,389
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	257,453	257,453
Total Repurchase Agreements
(Cost $739,842)		739,842
Total Investments - 96.9%
(Cost $95,463,783)		$109,330,972
Other Assets & Liabilities, net - 3.1%		3,450,176
Total Net Assets - 100.0%		$112,781,148

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	64	Mar 2018	$7,917,760	$103,094

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	2.07%	At Maturity	01/29/18	201	$4,970,613	$(8,690)
Barclays Bank plc	Dow Jones Industrial Average Index	1.98%	At Maturity	01/30/18	430	10,634,806	(50,893)
						$15,605,419	$(59,583)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Repurchase Agreements — See Note 4. plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,277,861	$—	$—	$—	$—	$89,277,861
Equity Futures Contracts	—	103,094	—	—	—	103,094
Federal Agency Discount Notes	—	—	999,971	—	—	999,971
Mutual Funds	11,314,323	—	—	—	—	11,314,323
Repurchase Agreements	—	—	739,842	—	—	739,842
U.S. Treasury Bills	—	—	6,998,975	—	—	6,998,975
Total Assets	$100,592,184	$103,094	$8,738,788	$—	$—	$109,434,066

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$59,583	$—	$59,583

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$5,547,747	$1,700,000	$(1,500,000)	$6,247	$(332)	$5,753,662	229,595	$83,064	$1,615
Guggenheim Strategy Fund II	5,558,437	—	—	—	2,224	5,560,661	222,337	104,423	2,971
	$11,106,184	$1,700,000	$(1,500,000)	$6,247	$1,892	$11,314,323		$187,487	$4,586

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 93.4%
Intel Corp.	93,252	$4,304,512
NVIDIA Corp.	15,872	3,071,232
Texas Instruments, Inc.	28,422	2,968,394
Broadcom Ltd.	11,442	2,939,450
QUALCOMM, Inc.	42,714	2,734,550
Applied Materials, Inc.	41,004	2,096,124
Micron Technology, Inc.*	47,039	1,934,244
Analog Devices, Inc.	18,712	1,665,929
Lam Research Corp.	8,560	1,575,639
Microchip Technology, Inc.	14,764	1,297,460
Skyworks Solutions, Inc.	12,408	1,178,140
KLA-Tencor Corp.	11,161	1,172,686
Xilinx, Inc.	17,322	1,167,849
Maxim Integrated Products, Inc.	20,986	1,097,148
NXP Semiconductor N.V.*	8,937	1,046,433
Advanced Micro Devices, Inc.*,1	87,119	895,583
ON Semiconductor Corp.*	42,154	882,705
Taiwan Semiconductor Manufacturing Company Ltd. ADR	22,144	878,010
Marvell Technology Group Ltd.	39,907	856,803
Teradyne, Inc.	19,934	834,637
Qorvo, Inc.*	12,226	814,252
ASML Holding N.V. — Class G	4,312	749,512
Microsemi Corp.*	13,735	709,413
Cavium, Inc.*	8,238	690,592
MKS Instruments, Inc.	6,976	659,232
STMicroelectronics N.V. — Class Y	30,030	655,855
Himax Technologies, Inc. ADR[1]	62,600	652,292
Cypress Semiconductor Corp.	41,941	639,181
Monolithic Power Systems, Inc.	5,521	620,340
Entegris, Inc.	19,561	595,632
Integrated Device Technology, Inc.*	18,957	563,592
Silicon Laboratories, Inc.*	6,163	544,193
Cirrus Logic, Inc.*	10,255	531,824
Cabot Microelectronics Corp.	4,828	454,218
Semtech Corp.*	12,829	438,752
Amkor Technology, Inc.*	43,120	433,356
Power Integrations, Inc.	5,849	430,194
MACOM Technology Solutions Holdings, Inc.*,1	12,922	420,482
Ambarella, Inc.*	6,802	399,618
Brooks Automation, Inc.	15,600	372,060
Inphi Corp.*,1	9,660	353,556
Rambus, Inc.*	24,661	350,679
Synaptics, Inc.*	8,693	347,198
Xperi Corp.	13,783	336,305
Axcelis Technologies, Inc.*	9,200	264,040
Ultra Clean Holdings, Inc.*	11,400	263,226
Veeco Instruments, Inc.*	17,300	256,905
Impinj, Inc.*,1	8,400	189,252
Total Semiconductors		48,333,279
Energy-Alternate Sources - 1.5%
First Solar, Inc.*	11,010	743,395
Electrical Components & Equipment - 1.4%
Advanced Energy Industries, Inc.*	6,841	461,631
SunPower Corp. — Class A*,1	33,405	281,604
Total Electrical Components & Equipment		743,235
Chemicals - 1.1%
Versum Materials, Inc.	15,450	584,782
Building Materials - 1.1%
Cree, Inc.*	15,292	567,945
Telecommunications - 0.6%
Acacia Communications, Inc.*,1	8,799	318,788
Machinery-Diversified - 0.5%
Ichor Holdings Ltd.*	9,300	228,780
Total Common Stocks
(Cost $45,034,146)		51,520,204

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$73,498	73,498
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	39,226	39,226
Total Repurchase Agreements
(Cost $112,724)		112,724

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	2,428,940	2,428,940
Total Securities Lending Collateral
(Cost $2,428,940)		2,428,940
Total Investments - 104.5%
(Cost $47,575,810)		$54,061,868
Other Assets & Liabilities, net - (4.5)%		(2,310,932)
Total Net Assets - 100.0%		$51,750,936

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,520,204	$—	$—	$51,520,204
Repurchase Agreements	—	112,724	—	112,724
Securities Lending Collateral	2,428,940	—	—	2,428,940
Total Assets	$53,949,144	$112,724	$—	$54,061,868

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 78.1%
Communications - 32.1%
Alibaba Group Holding Ltd. ADR*	11,766	$2,028,811
Baidu, Inc. ADR*	2,800	655,788
China Mobile Ltd. ADR	11,288	570,496
JD.com, Inc. ADR*	7,918	327,964
America Movil SAB de CV — Class L ADR	11,909	204,239
Ctrip.com International Ltd. ADR*	4,116	181,516
Telekomunikasi Indonesia Persero Tbk PT ADR	5,042	162,453
Chunghwa Telecom Company Ltd. ADR	3,881	137,543
SK Telecom Company Ltd. ADR	3,635	101,453
Grupo Televisa SAB ADR[1]	4,467	83,399
China Unicom Hong Kong Ltd. ADR*	6,112	82,695
China Telecom Corporation Ltd. ADR	1,417	67,265
58.com, Inc. ADR*	925	66,202
Telefonica Brasil S.A. ADR	4,228	62,701
Weibo Corp. ADR*	513	53,075
Mobile TeleSystems PJSC ADR	5,202	53,008
Total Communications		4,838,608
Technology - 15.4%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	38,120	1,511,458
Infosys Ltd. ADR	20,401	330,904
NetEase, Inc. ADR	755	260,528
Advanced Semiconductor Engineering, Inc. ADR	14,429	93,500
Wipro Ltd. ADR	11,923	65,219
United Microelectronics Corp. ADR	24,229	57,907
Total Technology		2,319,516
Financial - 11.2%
HDFC Bank Ltd. ADR	4,294	436,571
Banco Bradesco S.A. ADR	31,183	319,314
KB Financial Group, Inc. ADR[1]	4,055	237,258
China Life Insurance Company Ltd. ADR	15,193	237,163
Shinhan Financial Group Company Ltd. ADR	4,841	224,622
ICICI Bank Ltd. ADR	16,044	156,108
Woori Bank ADR	1,862	83,213
Total Financial		1,694,249
Energy - 6.9%
CNOOC Ltd. ADR	1,641	235,582
Sasol Ltd. ADR	6,046	206,834
China Petroleum & Chemical Corp. ADR	2,605	191,129
Petroleo Brasileiro S.A. ADR*	15,196	156,367
PetroChina Company Ltd. ADR	2,154	150,651
Ultrapar Participacoes S.A. ADR	4,431	100,716
Total Energy		1,041,279
Basic Materials - 5.2%
Vale S.A. ADR	35,605	435,449
POSCO ADR	3,275	255,876
Vedanta Ltd. ADR	4,269	88,923
Total Basic Materials		780,248
Consumer, Non-cyclical - 4.3%
Ambev S.A. ADR	44,928	290,235
Fomento Economico Mexicano SAB de CV ADR	2,206	207,143
TAL Education Group ADR	2,925	86,902
BRF S.A. ADR*	6,387	71,918
Total Consumer, Non-cyclical		656,198
Industrial - 1.2%
Cemex SAB de CV ADR*	14,869	111,517
LG Display Company Ltd. ADR	4,530	62,333
Total Industrial		173,850
Utilities - 1.0%
Korea Electric Power Corp. ADR	5,243	92,854
Enel Americas S.A. ADR	5,748	64,205
Total Utilities		157,059
Consumer, Cyclical - 0.8%
Tata Motors Ltd. ADR*	2,063	68,224
Latam Airlines Group S.A. ADR	3,900	54,210
Total Consumer, Cyclical		122,434
Total Common Stocks
(Cost $11,493,448)		11,783,441

PREFERRED STOCKS† - 4.2%
Financial - 2.8%
Itau Unibanco Holding S.A. ADR	32,980	428,740
Energy - 1.4%
Petroleo Brasileiro S.A. ADR*	21,446	210,814
Total Preferred Stocks
(Cost $613,271)		639,554

	Face Amount
REPURCHASE AGREEMENTS††,2 - 17.0%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[3]	$1,673,371	1,673,371
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[3]	893,083	893,083
Total Repurchase Agreements
(Cost $2,566,454)		2,566,454

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[5]	247,215	247,215
Total Securities Lending Collateral
(Cost $247,215)		247,215
Total Investments - 101.0%
(Cost $14,920,388)		$15,236,664
Other Assets & Liabilities, net - (1.0)%		(150,796)
Total Net Assets - 100.0%		$15,085,868

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
MSCI EAFE Index Mini Futures Contracts	5	Mar 2018	$290,925	$12,517

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	2.03%	At Maturity	01/29/18	3,572	$9,807,739	$35,232
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	2.07%	At Maturity	01/29/18	2,851	7,829,008	22,488
						$17,636,747	$57,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,783,441	$—	$—	$—	$—	$11,783,441
Equity Futures Contracts	—	12,517	—	—	—	12,517
Equity Index Swap Agreements	—	—	—	57,720	—	57,720
Preferred Stocks	639,554	—	—	—	—	639,554
Repurchase Agreements	—	—	2,566,454	—	—	2,566,454
Securities Lending Collateral	247,215	—	—	—	—	247,215
Total Assets	$12,670,210	$12,517	$2,566,454	$57,720	$—	$15,306,901

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 78.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$397,880	$397,880
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	212,349	212,349
Total Repurchase Agreements
(Cost $610,229)		610,229
Total Investments - 78.7%
(Cost $610,229)		$610,229
Other Assets & Liabilities, net - 21.3%		165,151
Total Net Assets - 100.0%		$775,380

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	3	Mar 2018	$348,516	$(279)
U.S. Treasury 10 Year Note Futures Contracts	1	Mar 2018	124,047	(345)
			$472,563	$(624)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	iShares JPMorgan USD Emerging Markets Bond ETF Swap	1.56%	At Maturity	01/08/18	1,916	$222,448	$1,263
Goldman Sachs International	Powershares Emerging Markets Sovereign Debt Portfolio Swap ETF	1.66%	At Maturity	01/08/18	5,818	171,864	931
						$394,312	$2,194

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Gain
Barclays Bank plc	ICE	CDX.EM-28 Index	1.00%	Quarterly	12/20/22	$582,000	$(5,389)	$(23,396)	$18,007

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ICE — Intercontinental Exchange

plc  — Public Limited Company

CDX.EM-28 Index — Credit Default Swap Emerging Markets Series 28 Index

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements	$—	$—	$—	$18,007	$—	$18,007
Equity Index Swap Agreements	—	—	—	2,194	—	2,194
Repurchase Agreements	—	—	610,229	—	—	610,229
Total Assets	$—	$—	$610,229	$20,201	$—	$630,430

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts	$—	$624	$—	$—	$—	$624

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 73.9%
Exxon Mobil Corp.	23,462	$1,962,362
Chevron Corp.	13,045	1,633,104
ConocoPhillips	15,811	867,866
EOG Resources, Inc.	7,839	845,906
Occidental Petroleum Corp.	10,872	800,832
Phillips 66	7,413	749,825
Valero Energy Corp.	7,391	679,307
Marathon Petroleum Corp.	9,083	599,296
Anadarko Petroleum Corp.	11,031	591,703
Pioneer Natural Resources Co.	3,376	583,542
Transocean Ltd.*	53,331	569,575
Concho Resources, Inc.*	3,373	506,692
Devon Energy Corp.	12,095	500,733
Continental Resources, Inc.*	9,189	486,741
Royal Dutch Shell plc — Class A ADR	6,870	458,298
Andeavor	3,908	446,841
BP plc ADR	10,283	432,194
Apache Corp.	10,200	430,644
Petroleo Brasileiro S.A. ADR*	40,778	419,606
Marathon Oil Corp.	24,658	417,460
Hess Corp.	8,649	410,568
Noble Energy, Inc.	14,025	408,688
Equities Corp.	6,942	395,139
Diamondback Energy, Inc.*	2,982	376,477
Cabot Oil & Gas Corp. — Class A	13,160	376,376
Cimarex Energy Co.	2,910	355,049
Encana Corp.	24,857	331,344
Parsley Energy, Inc. — Class A*	11,216	330,199
HollyFrontier Corp.	6,354	325,452
Suncor Energy, Inc.	8,851	325,009
Helmerich & Payne, Inc.[1]	4,471	289,005
RSP Permian, Inc.*	6,779	275,770
Newfield Exploration Co.*	8,307	261,920
WPX Energy, Inc.*	18,223	256,398
Energen Corp.*	4,372	251,696
Antero Resources Corp.*	13,142	249,698
Murphy Oil Corp.	7,995	248,245
Centennial Resource Development, Inc. — Class A*	12,260	242,748
Patterson-UTI Energy, Inc.	10,242	235,668
PBF Energy, Inc. — Class A	6,058	214,756
Range Resources Corp.	12,457	212,516
PDC Energy, Inc.*	3,977	204,975
Matador Resources Co.*	6,493	202,127
Canadian Natural Resources Ltd.	5,556	198,460
CNX Resources Corp.*	12,954	189,517
Delek US Holdings, Inc.	5,218	182,317
Diamond Offshore Drilling, Inc.*,1	9,336	173,556
Callon Petroleum Co.*	13,920	169,128
Southwestern Energy Co.*	30,055	167,707
Laredo Petroleum, Inc.*	15,516	164,625
SM Energy Co.	7,410	163,613
Whiting Petroleum Corp.*	6,150	162,852
QEP Resources, Inc.*	16,474	157,656
Kosmos Energy Ltd.*	23,010	157,618
Extraction Oil & Gas, Inc.*	10,902	156,008
Nabors Industries Ltd.	22,496	153,648
Gulfport Energy Corp.*	11,978	152,839
Rowan Companies plc — Class A*	9,717	152,168
SRC Energy, Inc.*	17,393	148,362
Carrizo Oil & Gas, Inc.*	6,387	135,915
Ultra Petroleum Corp.*	14,937	135,329
Oasis Petroleum, Inc.*	15,993	134,501
Halcon Resources Corp.*	14,380	108,857
Total Oil & Gas		23,927,026
Oil & Gas Services - 12.5%
Schlumberger Ltd.	15,131	1,019,678
Halliburton Co.	14,282	697,961
Baker Hughes a GE Co.	20,032	633,812
National Oilwell Varco, Inc.	11,006	396,436
TechnipFMC plc	9,992	312,850
RPC, Inc.[1]	9,615	245,471
Core Laboratories N.V.[1]	1,769	193,794
Oceaneering International, Inc.	7,336	155,083
Dril-Quip, Inc.*	2,900	138,330
McDermott International, Inc.*	20,232	133,127
Superior Energy Services, Inc.*	13,237	127,472
Total Oil & Gas Services		4,054,014
Pipelines - 10.1%
Kinder Morgan, Inc.	36,540	660,278
Williams Companies, Inc.	17,504	533,697
ONEOK, Inc.	8,787	469,665
Cheniere Energy, Inc.*	7,322	394,217
Targa Resources Corp.	7,045	341,119
Enbridge, Inc.	6,823	266,848
Plains GP Holdings, LP — Class A	12,091	265,397
TransCanada Corp.	3,538	172,088
SemGroup Corp. — Class A	5,610	169,422
Total Pipelines		3,272,731
Coal - 1.2%
Peabody Energy Corp.*	5,600	220,472
Arch Coal, Inc. — Class A1	1,644	153,155
Total Coal		373,627
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	5,785	184,310
Transportation - 0.6%
Golar LNG Ltd.	5,999	178,830
Mining - 0.5%
US Silica Holdings, Inc.	5,086	165,600
Energy-Alternate Sources - 0.2%
Green Plains, Inc.	3,466	58,402
Total Common Stocks
(Cost $29,800,029)		32,214,540

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$239,066	$239,066
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	127,591	127,591
Total Repurchase Agreements
(Cost $366,657)		366,657

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	678,778	678,778
Total Securities Lending Collateral
(Cost $678,778)		678,778
Total Investments - 102.8%
(Cost $30,845,464)		$33,259,975
Other Assets & Liabilities, net - (2.8)%		(903,016)
Total Net Assets - 100.0%		$32,356,959

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,214,540	$—	$—	$32,214,540
Repurchase Agreements	—	366,657	—	366,657
Securities Lending Collateral	678,778	—	—	678,778
Total Assets	$32,893,318	$366,657	$—	$33,259,975

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Oil & Gas Services - 66.5%
Halliburton Co.	27,770	$1,357,120
Schlumberger Ltd.	19,417	1,308,512
Baker Hughes a GE Co.	40,986	1,296,797
National Oilwell Varco, Inc.	22,916	825,434
TechnipFMC plc	16,474	515,801
RPC, Inc.[1]	20,019	511,085
Core Laboratories N.V.[1]	3,484	381,672
Oceaneering International, Inc.	15,267	322,744
C&J Energy Services, Inc.*	9,642	322,718
Dril-Quip, Inc.*	6,253	298,268
Forum Energy Technologies, Inc.*	18,705	290,863
ProPetro Holding Corp.*	14,340	289,094
Oil States International, Inc.*	10,126	286,566
McDermott International, Inc.*	42,106	277,058
Superior Energy Services, Inc.*	27,548	265,287
Helix Energy Solutions Group, Inc.*	31,637	238,543
Basic Energy Services, Inc.*	7,187	168,679
Total Oil & Gas Services		8,956,241
Oil & Gas - 23.2%
Transocean Ltd.*	74,262	793,118
Helmerich & Payne, Inc.[1]	9,308	601,669
Patterson-UTI Energy, Inc.	21,318	490,527
Diamond Offshore Drilling, Inc.*,1	19,436	361,315
Nabors Industries Ltd.	46,829	319,842
Rowan Companies plc — Class A*	20,225	316,724
Unit Corp.*	10,831	238,282
Total Oil & Gas		3,121,477
Mining - 4.3%
US Silica Holdings, Inc.	10,589	344,778
Fairmount Santrol Holdings, Inc.*,1	45,003	235,365
Total Mining		580,143
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	11,476	365,626
Engineering & Construction - 2.6%
Keane Group, Inc.*,1	18,525	352,160
Total Common Stocks
(Cost $11,027,748)		13,375,647

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$14,385	14,385
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	7,678	7,678
Total Repurchase Agreements
(Cost $22,063)		22,063

	Shares
SECURITIES LENDING COLLATERAL†,3 - 13.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	1,819,886	1,819,886
Total Securities Lending Collateral
(Cost $1,819,886)		1,819,886
Total Investments - 113.1%
(Cost $12,869,697)		$15,217,596
Other Assets & Liabilities, net - (13.1)%		(1,757,273)
Total Net Assets - 100.0%		$13,460,323

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,375,647	$—	$—	$13,375,647
Repurchase Agreements	—	22,063	—	22,063
Securities Lending Collateral	1,819,886	—	—	1,819,886
Total Assets	$15,195,533	$22,063	$—	$15,217,596

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 65.9%
Consumer, Non-cyclical - 26.3%
Nestle S.A. ADR	4,722	$405,950
Novartis AG ADR	3,808	319,720
Roche Holding AG ADR	8,567	270,546
British American Tobacco plc ADR	3,553	238,015
Bayer AG ADR[1]	5,009	155,730
Sanofi ADR	3,499	150,457
Novo Nordisk A/S ADR	2,710	145,446
Diageo plc ADR	955	139,459
Unilever N.V. — Class Y	2,385	134,323
AstraZeneca plc ADR	3,808	132,137
GlaxoSmithKline plc ADR	3,691	130,920
Anheuser-Busch InBev S.A. ADR	1,133	126,397
Unilever plc ADR	1,988	110,016
Reckitt Benckiser Group plc ADR[1]	5,003	95,107
L'Oreal S.A. ADR	1,856	82,184
Imperial Brands plc ADR	1,476	62,981
Total Consumer, Non-cyclical		2,699,388
Financial - 15.3%
HSBC Holdings plc ADR	6,149	317,534
Banco Santander S.A. ADR	24,285	158,824
Allianz SE ADR	6,818	156,575
BNP Paribas S.A. ADR	3,484	130,128
ING Groep N.V. ADR	5,890	108,729
UBS Group AG*	5,823	107,085
Lloyds Banking Group plc ADR	27,491	103,091
Prudential plc ADR	1,962	99,630
AXA S.A. ADR[1]	3,153	93,534
Banco Bilbao Vizcaya Argentaria S.A. ADR	10,104	85,884
Intesa Sanpaolo SpA ADR	3,617	72,177
Zurich Insurance Group AG ADR[1]	2,306	70,126
Barclays plc ADR	6,096	66,447
Total Financial		1,569,764
Energy - 6.9%
Royal Dutch Shell plc — Class A ADR	3,425	228,482
Total S.A. ADR	3,796	209,843
BP plc ADR	4,988	209,645
Eni SpA ADR	1,915	63,559
Total Energy		711,529
Industrial - 5.0%
Siemens AG ADR	2,570	178,024
Airbus SE ADR	3,605	89,332
Vinci S.A. ADR	3,392	86,496
ABB Ltd. ADR[1]	3,095	83,008
Schneider Electric SE ADR	4,228	71,643
Total Industrial		508,503
Basic Materials - 4.1%
BASF SE ADR[1]	5,512	151,415
Glencore plc ADR*	9,234	96,126
Rio Tinto plc ADR	1,775	93,951
Air Liquide S.A. ADR	3,235	81,376
Total Basic Materials		422,868
Communications - 2.7%
Vodafone Group plc ADR	3,973	126,739
Deutsche Telekom AG ADR[1]	4,930	87,069
Telefonica S.A. ADR	6,767	65,504
Total Communications		279,312
Technology - 2.6%
SAP SE ADR[1]	1,517	170,450
ASML Holding N.V. — Class G	576	100,121
Total Technology		270,571
Consumer, Cyclical - 2.4%
Daimler AG ADR	1,511	127,883
LVMH Moet Hennessy Louis Vuitton SE ADR	2,074	121,744
Total Consumer, Cyclical		249,627
Utilities - 0.6%
National Grid plc ADR	1,047	61,574
Total Common Stocks
(Cost $6,151,658)		6,773,136

MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund I2	18,424	461,693
Guggenheim Strategy Fund II2	18,313	458,017
Total Mutual Funds
(Cost $918,883)		919,710

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.6%
Federal Home Loan Bank[3]
1.06% due 01/02/18[4,5]	$1,000,000	999,966
1.05% due 01/02/18[4,5]	500,000	499,985
Total Federal Agency Discount Notes
(Cost $1,499,951)		1,499,951

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
1.31% due 04/19/18[4,5,6]	150,000	149,378
Total U.S. Treasury Bills
(Cost $149,404)		149,378

REPURCHASE AGREEMENTS††,7 - 5.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	390,850	390,850
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	208,598	208,598
Total Repurchase Agreements
(Cost $599,448)		599,448

	Shares
SECURITIES LENDING COLLATERAL†,8 - 6.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[9]	633,079	633,079
Total Securities Lending Collateral
(Cost $633,079)		633,079
Total Investments - 103.0%
(Cost $9,952,423)		$10,574,702
Other Assets & Liabilities, net - (3.0)%		(305,779)
Total Net Assets - 100.0%		$10,268,923

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	41	Mar 2018	$6,176,906	$90,280

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts††	160	Mar 2018	$6,023,640	$(70,595)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,773,136	$—	$—	$—	$—	$6,773,136
Currency Futures Contracts	—	90,280	—	—	—	90,280
Federal Agency Discount Notes	—	—	1,499,951	—	—	1,499,951
Mutual Funds	919,710	—	—	—	—	919,710
Repurchase Agreements	—	—	599,448	—	—	599,448
Securities Lending Collateral	633,079	—	—	—	—	633,079
U.S. Treasury Bills	—	—	149,378	—	—	149,378
Total Assets	$8,325,925	$90,280	$2,248,777	$—	$—	$10,664,982

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$—	$—	$70,595	$—	$70,595

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$732,497	$1,500,000	$(1,775,000)	$6,785	$(2,589)	$461,693	18,424	$17,897	$4
Guggenheim Strategy Fund II	903,646	1,049,999	(1,500,000)	6,736	(2,364)	458,017	18,313	25,295	138
	$1,636,143	$2,549,999	$(3,275,000)	$13,521	$(4,953)	$919,710		$43,192	$142

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 16.1%
Consumer, Cyclical - 3.8%
General Motors Co.	473	$19,388
Tesla, Inc.*,1	55	17,124
Yum! Brands, Inc.	112	9,140
Hilton Worldwide Holdings, Inc.	105	8,385
Dollar Tree, Inc.*	78	8,370
American Airlines Group, Inc.	157	8,169
Tata Motors Ltd. ADR*	212	7,011
United Continental Holdings, Inc.*	101	6,807
MGM Resorts International	189	6,311
Wynn Resorts Ltd.	34	5,732
L Brands, Inc.	95	5,721
Lennar Corp. — Class A	76	4,806
Gap, Inc.	128	4,360
LKQ Corp.*	103	4,189
Norwegian Cruise Line Holdings Ltd.*	75	3,994
Aramark	81	3,462
PVH Corp.	25	3,430
PulteGroup, Inc.	97	3,225
Caesars Entertainment Corp.*	236	2,986
Latam Airlines Group S.A. ADR	199	2,766
Goodyear Tire & Rubber Co.	82	2,649
Hanesbrands, Inc.	121	2,530
Toll Brothers, Inc.	52	2,497
HD Supply Holdings, Inc.*	61	2,442
Adient plc	31	2,440
Lions Gate Entertainment Corp. — Class A*	66	2,231
CalAtlantic Group, Inc.	37	2,086
Scotts Miracle-Gro Co. — Class A	19	2,033
Allison Transmission Holdings, Inc.	47	2,024
Carter's, Inc.	16	1,880
International Game Technology plc	69	1,829
Foot Locker, Inc.[1]	39	1,828
Six Flags Entertainment Corp.	27	1,797
Scientific Games Corp. — Class A*	30	1,539
Dana, Inc.	47	1,505
Choice Hotels International, Inc.	19	1,474
Michaels Companies, Inc.*	60	1,451
Beacon Roofing Supply, Inc.*	22	1,403
Cinemark Holdings, Inc.	40	1,393
Hilton Grand Vacations, Inc.*,1	33	1,384
Navistar International Corp.*	32	1,372
Penske Automotive Group, Inc.	28	1,340
Wendy's Co.	80	1,314
Boyd Gaming Corp.	37	1,297
Cedar Fair, LP	19	1,235
Extended Stay America, Inc.	63	1,197
Regal Entertainment Group — Class A	52	1,197
ILG, Inc.	41	1,168
Churchill Downs, Inc.	5	1,164
Signet Jewelers Ltd.	20	1,131
Tempur Sealy International, Inc.*	18	1,128
WESCO International, Inc.*	15	1,022
FirstCash, Inc.	15	1,012
Tenneco, Inc.	17	995
Wolverine World Wide, Inc.	30	956
Taylor Morrison Home Corp. — Class A*	39	954
Penn National Gaming, Inc.*	30	940
KB Home	29	927
Lithia Motors, Inc. — Class A	8	909
TRI Pointe Group, Inc.*	49	878
Eldorado Resorts, Inc.*	26	862
Anixter International, Inc.*	11	836
Sally Beauty Holdings, Inc.*	42	788
Allegiant Travel Co. — Class A	5	774
Rite Aid Corp.*,1	348	686
Meritor, Inc.*	29	680
AMC Entertainment Holdings, Inc. — Class A1	45	679
Meritage Homes Corp.*	13	666
American Axle & Manufacturing Holdings, Inc.*	36	613
GameStop Corp. — Class A	34	610
MDC Holdings, Inc.	19	606
Cooper Tire & Rubber Co.	17	601
Brinker International, Inc.	15	583
BMC Stock Holdings, Inc.*	22	557
Party City Holdco, Inc.*	38	530
Mobile Mini, Inc.	15	517
Group 1 Automotive, Inc.	7	497
H&E Equipment Services, Inc.	12	488
Suburban Propane Partners, LP	20	484
Caleres, Inc.	14	469
Asbury Automotive Group, Inc.*	7	448
Wabash National Corp.	19	413
Conn's, Inc.*	10	355
Tailored Brands, Inc.	16	349
William Lyon Homes — Class A*	11	320
J.C. Penney Company, Inc.*	98	310
M/I Homes, Inc.*	9	310
Century Communities, Inc.*	9	280
Vista Outdoor, Inc.*	19	277
Sonic Automotive, Inc. — Class A	14	258
Titan International, Inc.	20	258
Beazer Homes USA, Inc.*	11	211
Sears Holdings Corp.*	50	179
Hovnanian Enterprises, Inc. — Class A*	49	164
Carrols Restaurant Group, Inc.*	12	146
Ferrellgas Partners, LP	33	141
AV Homes, Inc.*	8	133
Perry Ellis International, Inc.*	5	125
Total Consumer, Cyclical		213,130
Communications - 2.8%
Charter Communications, Inc. — Class A*	95	31,951
Netflix, Inc.*	144	27,642
Nokia Oyj ADR	1,950	9,087
Sirius XM Holdings, Inc.[1]	1,618	8,672
Sprint Corp.*	1,370	8,069
CBS Corp. — Class B	132	7,788

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 16.1% (continued)
Communications - 2.8% (continued)
Telefonaktiebolaget LM Ericsson ADR	1,121	$7,488
DISH Network Corp. — Class A*	156	7,449
Expedia, Inc.	50	5,989
CenturyLink, Inc.	346	5,771
Symantec Corp.	205	5,752
Viacom, Inc. — Class B	134	4,128
VeriSign, Inc.*	33	3,777
CDW Corp.	50	3,474
Zayo Group Holdings, Inc.*	82	3,018
CommScope Holding Company, Inc.*	64	2,421
EchoStar Corp. — Class A*	32	1,917
ViaSat, Inc.*,1	19	1,422
Cable One, Inc.	2	1,407
Sinclair Broadcast Group, Inc. — Class A	33	1,249
Tribune Media Co. — Class A	29	1,232
Nexstar Media Group, Inc. — Class A	15	1,173
AMC Networks, Inc. — Class A*	20	1,081
TEGNA, Inc.	71	1,000
Cogent Communications Holdings, Inc.	16	725
GTT Communications, Inc.*	14	657
Time, Inc.	33	609
Plantronics, Inc.	11	554
Gray Television, Inc.*	28	469
General Communication, Inc. — Class A*	12	468
EW Scripps Co. — Class A*	27	422
Gogo, Inc.*	29	327
Consolidated Communications Holdings, Inc.	24	293
Cincinnati Bell, Inc.*	14	292
ORBCOMM, Inc.*	24	245
Intelsat S.A.*	41	139
Windstream Holdings, Inc.	64	119
Total Communications		158,276
Consumer, Non-cyclical - 1.9%
HCA Healthcare, Inc.*	115	10,101
Centene Corp.*	60	6,053
United Rentals, Inc.*	28	4,813
DaVita, Inc.*	60	4,335
Nielsen Holdings plc	117	4,259
Hologic, Inc.*	91	3,890
Teleflex, Inc.	15	3,732
Gartner, Inc.*	30	3,694
Universal Health Services, Inc. — Class B	31	3,514
WellCare Health Plans, Inc.*	15	3,017
Live Nation Entertainment, Inc.*	69	2,937
Lamb Weston Holdings, Inc.	49	2,766
Valeant Pharmaceuticals International, Inc.*	116	2,411
Pinnacle Foods, Inc.	40	2,379
Service Corporation International	63	2,351
KAR Auction Services, Inc.	45	2,273
ServiceMaster Global Holdings, Inc.*	43	2,205
WEX, Inc.*	14	1,977
Hill-Rom Holdings, Inc.	22	1,855
Booz Allen Hamilton Holding Corp.	48	1,830
Catalent, Inc.*	43	1,767
Post Holdings, Inc.*	22	1,743
MEDNAX, Inc.*	31	1,657
HealthSouth Corp.	32	1,581
Molina Healthcare, Inc.*	19	1,457
Envision Healthcare Corp.*	39	1,348
Brink's Co.	17	1,338
Cimpress N.V.*	10	1,199
Avis Budget Group, Inc.*	26	1,141
Performance Food Group Co.*	34	1,125
Graham Holdings Co. — Class B	2	1,117
Edgewell Personal Care Co.*	18	1,069
Ritchie Bros Auctioneers, Inc.	35	1,048
Vector Group Ltd.	46	1,029
Darling Ingredients, Inc.*	55	997
Acadia Healthcare Company, Inc.*	29	946
TreeHouse Foods, Inc.*	19	940
Sotheby's*	17	877
Laureate Education, Inc. — Class A*	62	841
Cott Corp.	48	800
Prestige Brands Holdings, Inc.*	18	799
Select Medical Holdings Corp.*	45	794
Horizon Pharma plc*	54	788
B&G Foods, Inc.[1]	22	773
Mallinckrodt plc*	31	699
LifePoint Health, Inc.*	13	647
Central Garden & Pet Co.*	16	623
Hertz Global Holdings, Inc.*	27	597
Endo International plc*	73	566
FTI Consulting, Inc.*	12	515
Tenet Healthcare Corp.*,1	33	500
Integer Holdings Corp.*	10	453
ACCO Brands Corp.*	35	427
Quad/Graphics, Inc.	17	384
Owens & Minor, Inc.	20	378
Revlon, Inc. — Class A*	17	371
Dean Foods Co.	30	347
Avon Products, Inc.*	142	305
SUPERVALU, Inc.*	13	281
Cardtronics plc — Class A*	15	278
Kindred Healthcare, Inc.	28	272
Ingles Markets, Inc. — Class A	7	242
RR Donnelley & Sons Co.	22	205
Rent-A-Center, Inc.[1]	17	189
Everi Holdings, Inc.*	23	173
Community Health Systems, Inc.*	38	162
AMAG Pharmaceuticals, Inc.*	11	146
BioScrip, Inc.*,1	41	119
Great Lakes Dredge & Dock Corp.*	20	108
StoneMor Partners, LP	13	85
Total Consumer, Non-cyclical		106,638

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 16.1% (continued)
Financial - 1.8%
Royal Bank of Scotland Group plc ADR*	2,022	$15,448
Equinix, Inc. REIT	26	11,784
Discover Financial Services	120	9,230
SBA Communications Corp. REIT*	40	6,534
Ally Financial, Inc.	147	4,287
Unum Group	75	4,117
Iron Mountain, Inc. REIT	95	3,584
Icahn Enterprises, LP	57	3,021
Gaming and Leisure Properties, Inc. REIT	71	2,627
Lamar Advertising Co. — Class A REIT	34	2,524
CIT Group, Inc.	43	2,117
CNO Financial Group, Inc.	79	1,950
Credit Acceptance Corp.*,1	6	1,941
Starwood Property Trust, Inc. REIT	87	1,857
CyrusOne, Inc. REIT	31	1,845
Howard Hughes Corp.*	14	1,838
MGIC Investment Corp.*	123	1,736
LPL Financial Holdings, Inc.	30	1,714
Medical Properties Trust, Inc. REIT	120	1,654
Hanover Insurance Group, Inc.	14	1,513
Radian Group, Inc.	72	1,484
BankUnited, Inc.	35	1,425
Popular, Inc.	34	1,207
Realogy Holdings Corp.	45	1,192
Ryman Hospitality Properties, Inc. REIT	17	1,173
Navient Corp.	84	1,119
Virtu Financial, Inc. — Class A1	61	1,116
Uniti Group, Inc. REIT[1]	60	1,067
GEO Group, Inc. REIT	40	944
QTS Realty Trust, Inc. — Class A REIT	17	921
American Equity Investment Life Holding Co.	29	891
CoreCivic, Inc. REIT	39	878
Kennedy-Wilson Holdings, Inc.	50	867
Potlatch Corp. REIT	13	649
Aircastle Ltd.	26	608
Genworth Financial, Inc. — Class A*	170	529
Och-Ziff Capital Management Group LLC — Class A	177	443
CareTrust REIT, Inc. REIT	25	419
iStar, Inc. REIT*	22	249
Oaktree Specialty Lending Corp.	48	235
Enova International, Inc.*	11	167
Ocwen Financial Corp.*	42	132
Fly Leasing Ltd. ADR*	10	129
PHH Corp.*	11	113
Total Financial		99,278
Energy - 1.6%
Williams Companies, Inc.	276	8,415
Continental Resources, Inc.*	126	6,674
Energy Transfer Equity, LP	359	6,196
Cheniere Energy Partners, LP	163	4,831
Diamondback Energy, Inc.*	33	4,166
Andeavor Logistics, LP	72	3,326
Newfield Exploration Co.*	69	2,176
RSP Permian, Inc.*	53	2,156
Equities Midstream Partners, LP	28	2,047
Antero Resources Corp.*	107	2,033
Energen Corp.*	34	1,957
WPX Energy, Inc.*	132	1,857
Murphy Oil Corp.	59	1,832
Antero Midstream Partners, LP	62	1,800
DCP Midstream, LP	48	1,744
Vermilion Energy, Inc.	41	1,489
Range Resources Corp.	85	1,450
Transocean Ltd.*	131	1,399
Weatherford International plc*	331	1,380
PBF Energy, Inc. — Class A	36	1,276
Chesapeake Energy Corp.*,1	315	1,247
CNX Resources Corp.*	80	1,170
Matador Resources Co.*	37	1,152
PDC Energy, Inc.*	22	1,134
Holly Energy Partners, LP	34	1,105
Southwestern Energy Co.*	177	988
Sunoco, LP	34	966
Delek US Holdings, Inc.	27	943
Genesis Energy, LP1	42	939
NuStar Energy, LP	31	928
Laredo Petroleum, Inc.*	85	902
Ensco plc — Class A	150	887
Murphy USA, Inc.*	11	884
Alliance Resource Partners, LP	43	847
SM Energy Co.	38	839
Callon Petroleum Co.*	68	826
Whiting Petroleum Corp.*	30	794
Gulfport Energy Corp.*	62	791
SemGroup Corp. — Class A	26	785
QEP Resources, Inc.*	82	785
Oasis Petroleum, Inc.*	92	774
Pattern Energy Group, Inc.[1]	33	709
Rowan Companies plc — Class A*	43	673
Nabors Industries Ltd.	97	663
McDermott International, Inc.*	93	612
WildHorse Resource Development Corp.*,1	33	608
Ultra Petroleum Corp.*	66	598
Carrizo Oil & Gas, Inc.*	28	596
NGL Energy Partners, LP	41	576
Forum Energy Technologies, Inc.*	37	575
TerraForm Power, Inc. — Class A1	48	574
Superior Energy Services, Inc.*	53	511
Warrior Met Coal, Inc.	17	427
PBF Logistics, LP	19	398
Unit Corp.*	18	396
Noble Corporation plc*	86	389
Precision Drilling Corp.*	99	299
Denbury Resources, Inc.*	135	298
Archrock Partners, LP	23	274
California Resources Corp.*	14	272
SunCoke Energy, Inc.*	21	252

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 16.1% (continued)
Energy - 1.6% (continued)
Resolute Energy Corp.*,1	8	$252
Baytex Energy Corp.*	83	249
Enviva Partners, LP	9	249
American Midstream Partners, LP	17	227
Eclipse Resources Corp.*	92	221
EP Energy Corp. — Class A*	88	208
Calumet Specialty Products Partners, LP*	25	193
Bill Barrett Corp.*	33	169
Bristow Group, Inc.	12	162
Sanchez Energy Corp.*	29	154
Cloud Peak Energy, Inc.*	26	116
Approach Resources, Inc.*,1	29	86
Total Energy		89,876
Industrial - 1.3%
TransDigm Group, Inc.	17	4,669
Arconic, Inc.	159	4,333
Ball Corp.	114	4,315
XPO Logistics, Inc.*	39	3,572
Sensata Technologies Holding N.V.*	57	2,913
Sealed Air Corp.	59	2,909
Berry Global Group, Inc.*	43	2,523
Orbital ATK, Inc.	19	2,498
Crown Holdings, Inc.*	44	2,475
Oshkosh Corp.	25	2,272
AECOM*	53	1,969
Trinity Industries, Inc.	50	1,873
Zebra Technologies Corp. — Class A*	18	1,868
AGCO Corp.	26	1,857
USG Corp.*	47	1,812
Graphic Packaging Holding Co.	103	1,591
Jabil, Inc.	58	1,523
Terex Corp.	28	1,350
MasTec, Inc.*	27	1,322
Louisiana-Pacific Corp.*	48	1,260
Owens-Illinois, Inc.*	55	1,219
Summit Materials, Inc. — Class A*	38	1,195
KLX, Inc.*	16	1,092
Welbilt, Inc.*	46	1,082
Belden, Inc.	14	1,080
Silgan Holdings, Inc.	36	1,058
Greif, Inc. — Class A	17	1,030
Clean Harbors, Inc.*	19	1,030
Norbord, Inc.	29	981
EnerSys	14	975
Energizer Holdings, Inc.	20	960
Hillenbrand, Inc.	21	939
Builders FirstSource, Inc.*	37	806
Sanmina Corp.*	24	792
Covanta Holding Corp.	43	727
Advanced Disposal Services, Inc.*	29	694
Masonite International Corp.*	9	667
SPX FLOW, Inc.*	14	666
EnPro Industries, Inc.	7	654
Triumph Group, Inc.	24	653
Multi-Color Corp.	7	524
Boise Cascade Co.	13	519
TTM Technologies, Inc.*	33	517
Actuant Corp. — Class A	20	506
General Cable Corp.	17	503
Manitowoc Company, Inc.*	12	472
Tennant Co.	6	436
Ply Gem Holdings, Inc.*	23	426
NCI Building Systems, Inc.*	22	425
Tutor Perini Corp.*	16	405
TriMas Corp.*	15	401
Kratos Defense & Security Solutions, Inc.*	34	360
Briggs & Stratton Corp.	14	355
Gibraltar Industries, Inc.*	10	330
Griffon Corp.	15	305
Teekay Corp.	28	261
Martin Midstream Partners, LP	13	182
LSB Industries, Inc.*	9	79
Hornbeck Offshore Services, Inc.*	12	37
Total Industrial		74,247
Technology - 1.3%
Micron Technology, Inc.*	385	15,831
NXP Semiconductor N.V.*	112	13,114
Western Digital Corp.	100	7,953
MSCI, Inc. — Class A	30	3,796
Leidos Holdings, Inc.	50	3,229
CDK Global, Inc.	45	3,208
Open Text Corp.	89	3,175
Qorvo, Inc.*	42	2,797
SS&C Technologies Holdings, Inc.	69	2,793
Nuance Communications, Inc.*	147	2,403
PTC, Inc.*	39	2,370
Microsemi Corp.*	39	2,014
Entegris, Inc.	45	1,370
NCR Corp.*	40	1,360
j2 Global, Inc.	16	1,201
Conduent, Inc.*	70	1,131
ACI Worldwide, Inc.*	38	862
Amkor Technology, Inc.*	77	774
Engility Holdings, Inc.*	12	340
Donnelley Financial Solutions, Inc.*	11	214
Unisys Corp.*	16	130
MagnaChip Semiconductor Corp.*	12	120
Total Technology		70,185
Basic Materials - 1.2%
ArcelorMittal*,1	346	11,179
Freeport-McMoRan, Inc.*	461	8,741
Steel Dynamics, Inc.	79	3,407
CF Industries Holdings, Inc.	78	3,318
Chemours Co.	61	3,054
Axalta Coating Systems Ltd.*	83	2,686
Huntsman Corp.	78	2,597
United States Steel Corp.	58	2,041
Olin Corp.	55	1,957
Kinross Gold Corp.*	419	1,810
Valvoline, Inc.	68	1,704
Methanex Corp.	28	1,695

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 16.1% (continued)
Basic Materials - 1.2% (continued)
WR Grace & Co.	22	$1,543
Ashland Global Holdings, Inc.	21	1,495
PolyOne Corp.	27	1,174
Allegheny Technologies, Inc.*	41	990
Platform Specialty Products Corp.*	95	942
Ferroglobe plc*	57	923
IAMGOLD Corp.*	155	904
Tronox Ltd. — Class A	41	841
Commercial Metals Co.	39	832
Compass Minerals International, Inc.[1]	11	795
Hudbay Minerals, Inc.	86	757
GCP Applied Technologies, Inc.*	23	734
Cleveland-Cliffs, Inc.*	96	692
Kaiser Aluminum Corp.	6	641
New Gold, Inc.*	194	638
AK Steel Holding Corp.*	105	594
Century Aluminum Co.*	29	569
Neenah Paper, Inc.	6	544
Hecla Mining Co.	130	516
Constellium N.V. — Class A*	44	491
Kraton Corp.*	10	482
Coeur Mining, Inc.*	60	450
Eldorado Gold Corp.	261	373
A. Schulman, Inc.	10	372
Koppers Holdings, Inc.*	7	356
Rayonier Advanced Materials, Inc.	17	348
Resolute Forest Products, Inc.*	30	331
Mercer International, Inc.	22	315
PH Glatfelter Co.	14	300
Clearwater Paper Corp.*	5	227
Taseko Mines, Ltd.*	72	168
Ryerson Holding Corp.*	12	125
Total Basic Materials		64,651
Utilities - 0.3%
FirstEnergy Corp.	150	4,593
NRG Energy, Inc.	106	3,019
AES Corp.	217	2,350
Calpine Corp.*	121	1,831
AmeriGas Partners, LP	31	1,433
Atlantica Yield plc	34	721
Dynegy, Inc.*	44	521
Total Utilities		14,468
Diversified - 0.1%
Leucadia National Corp.	118	3,126
HRG Group, Inc.*	67	1,136
Total Diversified		4,262
Total Common Stocks
(Cost $723,326)		895,011

MASTER LIMITED PARTNERSHIPS† - 0.1%
Energy - 0.1%
Plains All American Pipeline, LP	243	5,016
EnLink Midstream Partners, LP	120	1,844
Total Energy		6,860
Total Master Limited Partnerships
(Cost $6,875)		6,860

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.
Expires 01/18/19*,2	34	—
Total Rights
(Cost $–)		—

EXCHANGE-TRADED FUNDS† - 13.7%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	8,700	759,162
Total Exchange-Traded Funds
(Cost $759,273)		759,162

MUTUAL FUNDS† - 62.7%
Guggenheim Strategy Fund II3	84,717	2,118,780
Guggenheim Strategy Fund I3	54,812	1,373,600
Total Mutual Funds
(Cost $3,469,837)		3,492,380

	Face Amount
REPURCHASE AGREEMENTS††,4 - 3.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[5]	$128,758	128,758
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[5]	68,718	68,718
Total Repurchase Agreements
(Cost $197,476)		197,476

	Shares
SECURITIES LENDING COLLATERAL†,6 - 5.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[7]	296,536	296,536
Total Securities Lending Collateral
(Cost $296,536)		296,536
Total Investments - 101.4%
(Cost $5,453,323)		$5,647,425
Other Assets & Liabilities, net - (1.4)%		(77,550)
Total Net Assets - 100.0%		$5,569,875

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	38	Mar 2018	$4,413,344	$(20,611)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Credit Suisse Capital, LLC	Credit Suisse Merger Arbitrage Liquid Index	2.16%	At Maturity	01/17/18	604	$711,534	$4,137

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Gain
Barclays Bank plc	ICE	CDX.NA.HY.29 Index	5.00%	Quarterly	12/20/22	$4,400,000	$365,618	$309,798	$55,820

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of December 31, 2017.

ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust ICE — Intercontinental Exchange CDX.NA.HY.29 Index — Credit Default Swap High Yield Series 29 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$895,011	$—	$—	$—	$—		$895,011
Credit Default Swaps Agreements	—	—	—	55,820	—		55,820
Equity Index Swap Agreements	—	—	—	4,137	—		4,137
Exchange-Traded Funds	759,162	—	—	—	—		759,162
Master Limited Partnerships	6,860	—	—	—	—		6,860
Mutual Funds	3,492,380	—	—	—	—		3,492,380
Repurchase Agreements	—	—	197,476	—	—		197,476
Rights	—	—	—	—	—	**	—
Securities Lending Collateral	296,536	—	—	—	—		296,536
Total Assets	$5,449,949	$—	$197,476	$59,957	$—		$5,707,382

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Interest Rate Futures Contracts	$—	$20,611	$—	$—	$—		$20,611

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Market value of security is $0.

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$4,010,513	$256,289	$(2,900,000)	$13,330	$(6,532)	$1,373,600	54,812	$55,775	$822
Guggenheim Strategy Fund II	4,043,826	268,467	(2,200,000)	9,078	(2,591)	2,118,780	84,717	67,681	1,127
	$8,054,339	$524,756	$(5,100,000)	$22,408	$(9,123)	$3,492,380		$123,456	$1,949

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 28.9%
JPMorgan Chase & Co.	16,494	$1,763,868
Bank of America Corp.	54,656	1,613,445
Wells Fargo & Co.	26,416	1,602,659
Citigroup, Inc.	16,977	1,263,259
Goldman Sachs Group, Inc.	3,655	931,148
Morgan Stanley	16,790	880,971
U.S. Bancorp	15,708	841,635
PNC Financial Services Group, Inc.	5,283	762,284
Bank of New York Mellon Corp.	12,465	671,365
Capital One Financial Corp.	6,434	640,698
BB&T Corp.	11,482	570,885
State Street Corp.	5,653	551,789
SunTrust Banks, Inc.	7,829	505,675
M&T Bank Corp.	2,680	458,253
Northern Trust Corp.	4,363	435,820
Banco Bradesco S.A. ADR	42,316	433,316
KeyCorp	21,306	429,742
Fifth Third Bancorp	13,882	421,180
Citizens Financial Group, Inc.	9,917	416,316
Regions Financial Corp.	23,772	410,780
Popular, Inc.	11,100	393,939
Huntington Bancshares, Inc.	24,910	362,690
Comerica, Inc.	4,161	361,216
First Republic Bank	3,827	331,571
SVB Financial Group*	1,342	313,719
Zions Bancorporation	5,841	296,898
East West Bancorp, Inc.	4,539	276,107
Signature Bank*	1,787	245,284
Bank of the Ozarks	4,919	238,326
First Horizon National Corp.	11,761	235,102
PacWest Bancorp	4,582	230,933
Commerce Bancshares, Inc.	4,043	225,761
CIT Group, Inc.	4,505	221,781
Western Alliance Bancorporation*	3,900	220,818
Cullen/Frost Bankers, Inc.	2,309	218,547
Synovus Financial Corp.	4,536	217,456
Pinnacle Financial Partners, Inc.	3,210	212,823
Wintrust Financial Corp.	2,410	198,512
Umpqua Holdings Corp.	9,397	195,458
Hancock Holding Co.	3,897	192,901
BankUnited, Inc.	4,700	191,384
IBERIABANK Corp.	2,437	188,867
Texas Capital Bancshares, Inc.*	2,119	188,379
Home BancShares, Inc.	8,095	188,209
MB Financial, Inc.	4,058	180,662
United Bankshares, Inc.	4,960	172,360
Fulton Financial Corp.	9,023	161,512
Total Banks		22,066,303
REITS - 28.9%
American Tower Corp. — Class A	4,962	707,929
Simon Property Group, Inc.	3,928	674,595
Crown Castle International Corp.	5,457	605,782
Equinix, Inc.	1,205	546,130
Public Storage	2,576	538,384
Prologis, Inc.	8,170	527,047
Weyerhaeuser Co.	13,263	467,653
Digital Realty Trust, Inc.	3,911	445,463
AvalonBay Communities, Inc.	2,469	440,494
Welltower, Inc.	6,788	432,871
Equity Residential	6,739	429,746
GGP, Inc.	18,335	428,856
Boston Properties, Inc.	3,160	410,895
Ventas, Inc.	6,800	408,068
SBA Communications Corp.*	2,416	394,678
Essex Property Trust, Inc.	1,564	377,503
Realty Income Corp.	6,488	369,946
Vornado Realty Trust	4,485	350,637
Host Hotels & Resorts, Inc.	17,593	349,221
Annaly Capital Management, Inc.	28,136	334,537
Alexandria Real Estate Equities, Inc.	2,470	322,557
Invitation Homes, Inc.	13,449	316,993
Regency Centers Corp.	4,561	315,530
HCP, Inc.	12,033	313,821
Mid-America Apartment Communities, Inc.	3,015	303,188
Extra Space Storage, Inc.	3,453	301,965
SL Green Realty Corp.	2,881	290,779
UDR, Inc.	7,502	288,977
Macerich Co.	4,385	288,007
Federal Realty Investment Trust	2,152	285,807
Duke Realty Corp.	10,360	281,896
Iron Mountain, Inc.	7,343	277,051
Camden Property Trust	2,886	265,685
Gaming and Leisure Properties, Inc.	6,931	256,447
AGNC Investment Corp.	12,673	255,868
Equity LifeStyle Properties, Inc.	2,859	254,508
Kimco Realty Corp.	13,999	254,082
VEREIT, Inc.	31,936	248,781
Kilroy Realty Corp.	3,329	248,510
Lamar Advertising Co. — Class A	3,294	244,547
Douglas Emmett, Inc.	5,919	243,034
Sun Communities, Inc.	2,580	239,372
National Retail Properties, Inc.	5,523	238,207
Apartment Investment & Management Co. — Class A	5,440	237,782
Forest City Realty Trust, Inc. — Class A	9,531	229,697
Liberty Property Trust	5,307	228,254
American Homes 4 Rent — Class A	10,420	227,573
Park Hotels & Resorts, Inc.	7,867	226,176
Healthcare Trust of America, Inc. — Class A	7,475	224,549
Brixmor Property Group, Inc.	11,957	223,118
Colony NorthStar, Inc. — Class A	19,144	218,433
CyrusOne, Inc.	3,611	214,963
New Residential Investment Corp.	11,907	212,897
DCT Industrial Trust, Inc.	3,621	212,842
Starwood Property Trust, Inc.	9,957	212,582
Omega Healthcare Investors, Inc.[1]	7,663	211,039
American Campus Communities, Inc.	5,133	210,607
Hudson Pacific Properties, Inc.	6,105	209,096

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
REITS - 28.9% (continued)
CoreSite Realty Corp.	1,827	$208,095
CubeSmart	7,084	204,869
STORE Capital Corp.	7,857	204,596
Hospitality Properties Trust	6,792	202,741
Senior Housing Properties Trust	10,140	194,181
Weingarten Realty Investors	5,759	189,298
Gramercy Property Trust	6,881	183,448
Spirit Realty Capital, Inc.	21,302	182,771
DDR Corp.	20,335	182,202
Life Storage, Inc.	2,022	180,100
RLJ Lodging Trust	8,185	179,825
Sunstone Hotel Investors, Inc.	10,614	175,449
Uniti Group, Inc.[1]	9,214	163,917
Sabra Health Care REIT, Inc.	8,635	162,079
LaSalle Hotel Properties	5,698	159,943
Tanger Factory Outlet Centers, Inc.[1]	5,583	148,005
Retail Opportunity Investments Corp.	6,874	137,136
Potlatch Corp.	2,600	129,740
Total REITS		22,064,050
Insurance - 20.8%
Berkshire Hathaway, Inc. — Class B*	10,207	2,023,232
Everest Re Group Ltd.	3,199	707,811
American International Group, Inc.	11,124	662,768
MetLife, Inc.	12,756	644,943
Prudential Financial, Inc.	5,467	628,596
Chubb Ltd.	4,005	585,251
Marsh & McLennan Companies, Inc.	7,124	579,822
Willis Towers Watson plc	3,763	567,046
Allstate Corp.	5,401	565,539
Travelers Companies, Inc.	4,161	564,398
Aflac, Inc.	6,076	533,351
Progressive Corp.	9,388	528,732
XL Group Ltd.	14,117	496,354
Aon plc	3,511	470,474
Arch Capital Group Ltd.*	4,821	437,602
Hartford Financial Services Group, Inc.	7,318	411,857
Principal Financial Group, Inc.	5,782	407,978
Lincoln National Corp.	4,913	377,662
Loews Corp.	7,390	369,722
Cincinnati Financial Corp.	4,347	325,895
Unum Group	5,772	316,825
Arthur J Gallagher & Co.	4,810	304,377
Markel Corp.*	265	301,869
Athene Holding Ltd. — Class A*	5,510	284,922
American Financial Group, Inc.	2,606	282,855
Voya Financial, Inc.	5,693	281,633
Reinsurance Group of America, Inc. — Class A	1,780	277,555
WR Berkley Corp.	3,762	269,547
Brown & Brown, Inc.	4,692	241,450
Brighthouse Financial, Inc.*	4,100	240,424
Alleghany Corp.*	400	238,436
First American Financial Corp.	4,060	227,522
Assurant, Inc.	2,122	213,983
MGIC Investment Corp.*	14,050	198,246
Radian Group, Inc.	8,864	182,687
MBIA, Inc.*,1	9,600	70,272
Total Insurance		15,821,636
Diversified Financial Services - 14.6%
BlackRock, Inc. — Class A	1,716	881,526
American Express Co.	8,525	846,618
Charles Schwab Corp.	14,901	765,464
CME Group, Inc. — Class A	4,377	639,261
Intercontinental Exchange, Inc.	8,252	582,261
Synchrony Financial	13,068	504,555
Discover Financial Services	6,366	489,673
TD Ameritrade Holding Corp.	9,529	487,218
T. Rowe Price Group, Inc.	4,462	468,198
Ameriprise Financial, Inc.	2,715	460,111
Interactive Brokers Group, Inc. — Class A	7,560	447,628
Franklin Resources, Inc.	10,289	445,822
Cboe Global Markets, Inc.	2,757	343,495
E*TRADE Financial Corp.*	6,754	334,796
Affiliated Managers Group, Inc.	1,629	334,352
Ally Financial, Inc.	11,213	326,971
Raymond James Financial, Inc.	3,623	323,534
Nasdaq, Inc.	4,169	320,304
SEI Investments Co.	4,232	304,112
Santander Consumer USA Holdings, Inc.	12,670	235,915
Invesco Ltd.	6,413	234,331
Credit Acceptance Corp.*,1	690	223,201
LPL Financial Holdings, Inc.	3,780	215,989
SLM Corp.*	18,047	203,931
Legg Mason, Inc.	4,367	183,327
BGC Partners, Inc. — Class A	11,943	180,459
Navient Corp.	13,004	173,213
Evercore, Inc. — Class A	1,900	171,000
Total Diversified Financial Services		11,127,265
Commercial Services - 2.0%
S&P Global, Inc.	3,507	594,086
Moody's Corp.	3,237	477,814
MarketAxess Holdings, Inc.	1,190	240,082
LendingTree, Inc.*,1	574	195,418
Total Commercial Services		1,507,400
Savings & Loans - 1.1%
People's United Financial, Inc.	12,446	232,740
New York Community Bancorp, Inc.	17,619	229,400
Sterling Bancorp	8,700	214,020
Investors Bancorp, Inc.	13,457	186,783
Total Savings & Loans		862,943
Real Estate - 1.0%
CBRE Group, Inc. — Class A*	8,054	348,819
Jones Lang LaSalle, Inc.	1,530	227,863
Realogy Holdings Corp.	6,380	169,070
Total Real Estate		745,752
Investment Companies - 0.5%
Ares Capital Corp.	14,643	230,188
Prospect Capital Corp.[1]	20,800	140,192
Total Investment Companies		370,380
Software - 0.4%
MSCI, Inc. — Class A	2,400	303,696

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	10,618	$281,271
Media - 0.3%
FactSet Research Systems, Inc.	1,257	242,299
Total Common Stocks
(Cost $66,249,663)		75,392,995

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR	36,547	475,111
Total Preferred Stocks
(Cost $412,530)		475,111

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$257,286	257,286
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	137,314	137,314
Total Repurchase Agreements
(Cost $394,600)		394,600

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	806,025	806,025
Total Securities Lending Collateral
(Cost $806,025)		806,025
Total Investments - 101.1%
(Cost $67,862,818)		$77,068,731
Other Assets & Liabilities, net - (1.1)%		(815,333)
Total Net Assets - 100.0%		$76,253,398

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$75,392,995	$—	$—	$75,392,995
Preferred Stocks	475,111	—	—	475,111
Repurchase Agreements	—	394,600	—	394,600
Securities Lending Collateral	806,025	—	—	806,025
Total Assets	$76,674,131	$394,600	$—	$77,068,731

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 13.8%
Guggenheim Strategy Fund II1	214,716	$5,370,039
Guggenheim Strategy Fund I1	158,016	3,959,888
Total Mutual Funds
(Cost $9,277,589)		9,329,927

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 49.2%
U.S. Treasury Bond
2.75% due 11/15/47	$33,100,000	33,156,890
Total U.S. Government Securities
(Cost $32,674,487)		33,156,890

FEDERAL AGENCY DISCOUNT NOTES†† - 23.3%
Federal Home Loan Bank[2]
1.05% due 01/02/18[3,4]	9,000,000	8,999,738
1.06% due 01/09/18[3,4]	4,500,000	4,498,750
1.17% due 01/02/18[3,4]	2,200,000	2,199,923
Total Federal Agency Discount Notes
(Cost $15,698,411)		15,698,411

FEDERAL AGENCY NOTES†† - 13.3%
Freddie Mac[5]
1.25% due 06/08/18	9,000,000	8,987,067
Total Federal Agency Notes
(Cost $8,989,550)		8,987,067

U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
1.31% due 04/19/18[3,4,6]	1,200,000	1,194,931
Total U.S. Treasury Bills
(Cost $1,195,230)		1,194,931

REPURCHASE AGREEMENTS††,7- 0.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	257,151	257,151
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	137,242	137,242
Total Repurchase Agreements
(Cost $394,393)		394,393
Total Investments - 102.0%
(Cost $68,229,660)		$68,761,619
Other Assets & Liabilities, net - (2.0)%		(1,339,951)
Total Net Assets - 100.0%		$67,421,668

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	332	Mar 2018	$55,672,250	$416,282

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[7]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$15,698,411	$—	$15,698,411
Federal Agency Notes	—	—	8,987,067	—	8,987,067
Interest Rate Futures Contracts	—	416,282	—	—	416,282
Mutual Funds	9,329,927	—	—	—	9,329,927
Repurchase Agreements	—	—	394,393	—	394,393
U.S. Government Securities	—	—	33,156,890	—	33,156,890
U.S. Treasury Bills	—	—	1,194,931	—	1,194,931
Total Assets	$9,329,927	$416,282	$59,431,692	$—	$69,177,901

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$5,157,351	$—	$(1,200,000)	$1,952	$585	$3,959,888	158,016	$69,482	$1,503
Guggenheim Strategy Fund II	5,467,852	—	(100,000)	200	1,987	5,370,039	214,716	101,918	2,869
	$10,625,203	$—	$(1,300,000)	$2,152	$2,572	$9,329,927		$171,400	$4,372

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Pharmaceuticals - 34.4%
Johnson & Johnson	14,626	$2,043,545
Pfizer, Inc.	42,805	1,550,397
AbbVie, Inc.	13,646	1,319,705
Merck & Company, Inc.	23,195	1,305,183
Bristol-Myers Squibb Co.	16,985	1,040,841
Eli Lilly & Co.	11,974	1,011,324
Allergan plc	4,686	766,536
Shire plc ADR	4,872	755,745
Express Scripts Holding Co.*	9,687	723,038
Teva Pharmaceutical Industries Ltd. ADR	38,103	722,052
Zoetis, Inc.	8,794	633,520
McKesson Corp.	3,947	615,535
AstraZeneca plc ADR	15,064	522,721
Mylan N.V.*	12,171	514,955
Alkermes plc*	9,370	512,820
GlaxoSmithKline plc ADR	14,213	504,135
Perrigo Company plc	5,771	503,000
Novartis AG ADR	5,989	502,836
Jazz Pharmaceuticals plc*	3,708	499,282
AmerisourceBergen Corp. — Class A	5,348	491,053
Novo Nordisk A/S ADR	8,880	476,590
Cardinal Health, Inc.	7,622	467,000
Nektar Therapeutics*	5,568	332,521
Neurocrine Biosciences, Inc.*	3,850	298,721
Valeant Pharmaceuticals International, Inc.*	13,514	280,821
PRA Health Sciences, Inc.*	2,940	267,746
Catalent, Inc.*	6,190	254,285
DexCom, Inc.*	4,305	247,064
TESARO, Inc.*	2,876	238,334
Akorn, Inc.*	6,696	215,812
Premier, Inc. — Class A*	7,320	213,671
Sarepta Therapeutics, Inc.*	3,770	209,763
Clovis Oncology, Inc.*	3,050	207,400
Portola Pharmaceuticals, Inc.*	3,830	186,444
Array BioPharma, Inc.*	14,242	182,298
Agios Pharmaceuticals, Inc.*	3,001	171,567
Horizon Pharma plc*	11,158	162,907
Aerie Pharmaceuticals, Inc.*	2,704	161,564
Supernus Pharmaceuticals, Inc.*	3,990	159,001
Ironwood Pharmaceuticals, Inc. — Class A*	10,480	157,095
Corcept Therapeutics, Inc.*,1	8,600	155,316
Mallinckrodt plc*	6,777	152,889
Pacira Pharmaceuticals, Inc.*	3,338	152,380
Global Blood Therapeutics, Inc.*	3,450	135,757
Zogenix, Inc.*	3,300	132,165
Impax Laboratories, Inc.*	7,076	117,815
Total Pharmaceuticals		22,275,149
Biotechnology - 22.4%
Amgen, Inc.	6,870	1,194,693
Gilead Sciences, Inc.	13,715	982,543
Celgene Corp.*	9,035	942,893
Biogen, Inc.*	2,789	888,492
Regeneron Pharmaceuticals, Inc.*	1,847	694,398
Vertex Pharmaceuticals, Inc.*	4,553	682,313
Illumina, Inc.*	2,878	628,814
Alexion Pharmaceuticals, Inc.*	4,879	583,480
Incyte Corp.*	4,953	469,099
BioMarin Pharmaceutical, Inc.*	4,612	411,252
Alnylam Pharmaceuticals, Inc.*	3,005	381,785
Exelixis, Inc.*	11,320	344,128
Seattle Genetics, Inc.*	5,567	297,834
Sage Therapeutics, Inc.*	1,790	294,831
Bio-Rad Laboratories, Inc. — Class A*	1,230	293,564
United Therapeutics Corp.*	1,906	281,993
Exact Sciences Corp.*	5,264	276,571
Bluebird Bio, Inc.*	1,530	272,493
Ionis Pharmaceuticals, Inc.*	5,188	260,956
Charles River Laboratories International, Inc.*	2,345	256,660
Juno Therapeutics, Inc.*	5,554	253,873
Bioverativ, Inc.*	4,699	253,370
Avexis, Inc.*	2,030	224,660
FibroGen, Inc.*	4,630	219,462
ACADIA Pharmaceuticals, Inc.*	6,951	209,295
Puma Biotechnology, Inc.*	2,110	208,573
Spark Therapeutics, Inc.*,1	3,730	191,797
Immunomedics, Inc.*,1	11,800	190,688
Ligand Pharmaceuticals, Inc. — Class B*	1,390	190,333
Halozyme Therapeutics, Inc.*	9,209	186,574
Loxo Oncology, Inc.*	2,090	175,936
Myriad Genetics, Inc.*	5,008	172,000
Amicus Therapeutics, Inc.*	11,934	171,730
Insmed, Inc.*	5,500	171,490
Blueprint Medicines Corp.*	2,100	158,361
Esperion Therapeutics, Inc.*	2,350	154,724
Medicines Co.*	5,605	153,241
Ultragenyx Pharmaceutical, Inc.*	3,290	152,590
Radius Health, Inc.*,1	3,991	126,794
Intercept Pharmaceuticals, Inc.*,1	2,170	126,771
Dynavax Technologies Corp.*	6,100	114,070
Acorda Therapeutics, Inc.*	5,267	112,977
ImmunoGen, Inc.*	15,500	99,355
Total Biotechnology		14,457,456
Healthcare-Products - 22.3%
Abbott Laboratories	18,858	1,076,226
Thermo Fisher Scientific, Inc.	4,946	939,147
Becton Dickinson and Co.	4,357	932,593
Danaher Corp.	9,098	844,476
Stryker Corp.	5,349	828,239
Medtronic plc	9,455	763,491
Intuitive Surgical, Inc.*	1,944	709,443
Baxter International, Inc.	9,749	630,175
Boston Scientific Corp.*	24,772	614,098
Zimmer Biomet Holdings, Inc.	4,426	534,086
Edwards Lifesciences Corp.*	4,513	508,660
Align Technology, Inc.*	2,072	460,378
Dentsply Sirona, Inc.	6,402	421,444
IDEXX Laboratories, Inc.*	2,493	389,855
Teleflex, Inc.	1,480	368,254
ResMed, Inc.	4,242	359,255
Henry Schein, Inc.*	5,096	356,109

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Healthcare-Products - 22.3% (continued)
Hologic, Inc.*	8,328	$356,022
Varian Medical Systems, Inc.*	3,153	350,456
Cooper Companies, Inc.	1,566	341,200
ABIOMED, Inc.*	1,630	305,478
West Pharmaceutical Services, Inc.	2,972	293,247
Hill-Rom Holdings, Inc.	3,090	260,456
Bio-Techne Corp.	1,920	248,736
Masimo Corp.*	2,710	229,808
ICU Medical, Inc.*	1,040	224,640
Insulet Corp.*	3,140	216,660
Integra LifeSciences Holdings Corp.*	4,220	201,969
Patterson Companies, Inc.	5,454	197,053
NuVasive, Inc.*	3,222	188,455
OPKO Health, Inc.*,1	35,326	173,097
MiMedx Group, Inc.*,1	10,400	131,144
Total Healthcare-Products		14,454,350
Healthcare-Services - 15.2%
UnitedHealth Group, Inc.	7,042	1,552,479
Anthem, Inc.	3,654	822,187
Aetna, Inc.	4,459	804,359
Cigna Corp.	3,596	730,312
Humana, Inc.	2,603	645,726
HCA Healthcare, Inc.*	6,882	604,515
IQVIA Holdings, Inc.*	4,908	480,493
Centene Corp.*	4,413	445,184
Laboratory Corporation of America Holdings*	2,749	438,493
Quest Diagnostics, Inc.	4,011	395,043
DaVita, Inc.*	5,397	389,933
Universal Health Services, Inc. — Class B	3,205	363,287
WellCare Health Plans, Inc.*	1,598	321,374
MEDNAX, Inc.*	4,626	247,213
Molina Healthcare, Inc.*	3,066	235,101
HealthSouth Corp.	4,740	234,203
Envision Healthcare Corp.*	6,313	218,177
Acadia Healthcare Company, Inc.*	5,530	180,444
Teladoc, Inc.*,1	4,700	163,795
LifePoint Health, Inc.*	2,996	149,201
Amedisys, Inc.*	2,760	145,480
Tenet Healthcare Corp.*,1	9,070	137,501
Tivity Health, Inc.*	3,700	135,235
Total Healthcare-Services		9,839,735
Electronics - 2.6%
Agilent Technologies, Inc.	7,369	493,502
Mettler-Toledo International, Inc.*	722	447,293
Waters Corp.*	2,159	417,097
PerkinElmer, Inc.	4,141	302,790
Total Electronics		1,660,682
Software - 2.2%
Cerner Corp.*	7,281	490,667
Veeva Systems, Inc. — Class A*	5,302	293,094
athenahealth, Inc.*,1	1,890	251,446
Medidata Solutions, Inc.*	3,245	205,636
Allscripts Healthcare Solutions, Inc.*	11,926	173,523
Total Software		1,414,366
Commercial Services - 0.7%
Incorporated Research Holdings, Inc. — Class A*	5,289	230,600
HealthEquity, Inc.*	4,140	193,173
Total Commercial Services		423,773
Total Common Stocks
(Cost $56,735,893)		64,525,511

RIGHTS††† - 0.0%
Dyax Corp.
Expires 03/06/18*,2	5,700	—
Total Rights
(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.0%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$436,161	436,161
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	232,780	232,780
Total Repurchase Agreements
(Cost $668,941)		668,941

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[5]	984,548	984,548
Total Securities Lending Collateral
(Cost $984,548)		984,548
Total Investments - 102.3%
(Cost $58,389,382)		$66,179,000
Other Assets & Liabilities, net - (2.3)%		(1,504,015)
Total Net Assets - 100.0%		$64,674,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$64,525,511	$—	$—		$64,525,511
Repurchase Agreements	—	668,941	—		668,941
Rights	—	—	—	*	—
Securities Lending Collateral	984,548	—	—		984,548
Total Assets	$65,510,059	$668,941	$—		$66,179,000

*	Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 20.3%
Guggenheim Strategy Fund II1	568,207	$14,210,865
Guggenheim Strategy Fund I1	514,692	12,898,185
Guggenheim Strategy Fund III[1]	321,636	8,047,340
Total Mutual Funds
(Cost $34,895,923)		35,156,390

	Face Amount
U.S. TREASURY BILLS†† - 45.8%
U.S. Treasury Bills
1.22% due 04/26/18[2,3]	$60,500,000	60,231,544
1.16% due 03/22/18[2,3]	17,500,000	17,446,086
1.31% due 04/19/18[2,3,4]	1,500,000	1,493,664
Total U.S. Treasury Bills
(Cost $79,208,601)		79,171,294

FEDERAL AGENCY NOTES†† - 28.1%
Freddie Mac[5]
1.25% due 08/24/18[6]	12,500,000	12,492,162
1.45% due 11/02/22[6]	10,000,000	9,993,230
Total Freddie Mac		22,485,392
Federal Home Loan Bank[7]
1.25% due 10/26/22[6]	10,000,000	9,994,450
1.45% due 09/13/22[6]	5,000,000	4,996,120
Total Federal Home Loan Bank		14,990,570
Federal Farm Credit Bank[7]
1.41% (U.S. Prime Rate - 3.08%) due 03/12/19[8]	10,000,000	10,001,211
1.57% (3 Month USD LIBOR - 0.03%) due 09/18/18[8]	1,000,000	1,001,205
Total Federal Farm Credit Bank		11,002,416
Total Federal Agency Notes
(Cost $48,502,566)		48,478,378

REPURCHASE AGREEMENTS††,9 - 3.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[10]	3,982,443	3,982,443
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[10]	2,125,441	2,125,441
Total Repurchase Agreements
(Cost $6,107,884)		6,107,884
Total Investments - 97.7%
(Cost $168,714,974)		$168,913,946
Other Assets & Liabilities, net - 2.3%		3,952,432
Total Net Assets - 100.0%		$172,866,378

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1,145	Mar 2018	$133,016,797	$(600,299)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Unrealized Loss
OTC Equity Index Swap Agreements††,11
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond	0.71%	At Maturity	01/08/18	463,428	$40,438,727	$(46,343)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Gain
Barclays Bank plc	ICE	CDX.NA.HY.29 Index	5.00%	Quarterly	12/20/22	$49,620,000	$4,123,174	$3,447,706	$675,468
Goldman Sachs International	ICE	CDX.NA.HY.29 Index	5.00%	Quarterly	12/20/22	82,800,000	6,880,266	5,821,970	1,058,296
							$11,003,440	$9,269,676	$1,733,764

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[3]	Zero coupon rate security.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[8]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Repurchase Agreements — See Note 4.
[10]	All or a portion of this security is pledged as short security collateral at December 31, 2017.
[11]	Total Return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective at December 31, 2017.

CDX.NA.HY.29 Index — Credit Default Swap North American High Yield Series 29 Index. ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps Agreements	$—	$—	$—	$1,733,764	$—	$1,733,764
Federal Agency Notes	—	—	48,478,378	—	—	48,478,378
Mutual Funds	35,156,390	—	—	—	—	35,156,390
Repurchase Agreements	—	—	6,107,884	—	—	6,107,884
U.S. Treasury Bills	—	—	79,171,294	—	—	79,171,294
Total Assets	$35,156,390	$—	$133,757,556	$1,733,764	$—	$170,647,710

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$46,343	$—	$46,343
Interest Rate Futures Contracts	—	600,299	—	—	—	600,299
Total Liabilities	$—	$600,299	$—	$46,343	$—	$646,642

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$12,493,038	$400,000	$—	$—	$5,147	$12,898,185	514,692	$205,635	$4,897
Guggenheim Strategy Fund II	12,008,695	2,200,000	—	—	2,170	14,210,865	568,207	247,813	7,592
Guggenheim Strategy Fund III	6,544,723	1,500,000	—	—	2,617	8,047,340	321,636	153,084	1,963
	$31,046,456	$4,100,000	$—	$—	$9,934	$35,156,390		$606,532	$14,452

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Internet - 55.2%
Alphabet, Inc. — Class A*	4,249	$4,475,897
Amazon.com, Inc.*	3,400	3,976,198
Facebook, Inc. — Class A*	21,349	3,767,245
Alibaba Group Holding Ltd. ADR*	13,575	2,340,737
Priceline Group, Inc.*	932	1,619,574
Netflix, Inc.*	8,195	1,573,112
Baidu, Inc. ADR*	5,639	1,320,710
JD.com, Inc. ADR*	30,501	1,263,351
eBay, Inc.*	27,947	1,054,720
Ctrip.com International Ltd. ADR*	18,337	808,662
Twitter, Inc.*	30,077	722,149
Expedia, Inc.	5,972	715,266
Symantec Corp.	24,231	679,922
MercadoLibre, Inc.	1,940	610,440
Palo Alto Networks, Inc.*	4,163	603,385
VeriSign, Inc.*	4,818	551,372
IAC/InterActiveCorp*	4,413	539,622
Weibo Corp. ADR*	5,037	521,128
Match Group, Inc.*,1	16,461	515,394
GoDaddy, Inc. — Class A*	9,774	491,437
YY, Inc. ADR*	4,291	485,140
SINA Corp.*	4,681	469,551
Zillow Group, Inc. — Class A*	11,523	469,447
F5 Networks, Inc.*	3,564	467,668
Zillow Group, Inc. — Class C*	11,388	465,997
Shopify, Inc. — Class A*	4,581	462,681
Wayfair, Inc. — Class A*,1	5,699	457,459
GrubHub, Inc.*	5,691	408,614
Autohome, Inc. ADR*	6,300	407,421
Bitauto Holdings Ltd. ADR*,1	12,600	400,680
Baozun, Inc. ADR*,1	12,600	397,656
58.com, Inc. ADR*	5,483	392,418
TripAdvisor, Inc.*	10,395	358,212
Stamps.com, Inc.*	1,752	329,376
Yelp, Inc. — Class A*	7,488	314,196
Liberty Expedia Holdings, Inc. — Class A*	6,106	270,679
Etsy, Inc.*	12,850	262,783
Groupon, Inc. — Class A*	51,400	262,140
Cars.com, Inc.*,1	8,642	249,235
Cogent Communications Holdings, Inc.	5,289	239,592
Shutterfly, Inc.*,1	4,472	222,482
Trade Desk, Inc. — Class A*,1	4,670	213,559
Overstock.com, Inc.*,1	3,300	210,870
TrueCar, Inc.*	16,397	183,646
Pandora Media, Inc.*,1	36,733	177,053
Blucora, Inc.*	7,550	166,855
Total Internet		36,895,731

Software - 12.6%
salesforce.com, Inc.*	13,920	1,423,042
Intuit, Inc.	6,829	1,077,480
NetEase, Inc. ADR	2,411	831,964
Red Hat, Inc.*	6,234	748,703
Citrix Systems, Inc.*	6,893	606,584
Akamai Technologies, Inc.*	9,161	595,831
Momo, Inc. ADR*	20,179	493,982
Veeva Systems, Inc. — Class A*	8,439	466,508
j2 Global, Inc.	4,143	310,849
2U, Inc.*	4,780	308,358
Box, Inc. — Class A*	13,672	288,753
New Relic, Inc.*	4,890	282,495
Allscripts Healthcare Solutions, Inc.*	18,865	274,486
Twilio, Inc. — Class A*,1	10,255	242,018
Cornerstone OnDemand, Inc.*	6,723	237,523
Hortonworks, Inc.*	9,980	200,698
Total Software		8,389,274

Telecommunications - 12.3%
Cisco Systems, Inc.	60,043	2,299,647
Arista Networks, Inc.*	3,066	722,288
Motorola Solutions, Inc.	7,090	640,511
Juniper Networks, Inc.	19,205	547,343
CommScope Holding Company, Inc.*	11,802	446,470
Ubiquiti Networks, Inc.*,1	6,018	427,398
LogMeIn, Inc.	3,638	416,551
ViaSat, Inc.*,1	4,917	368,037
ARRIS International plc*	13,359	343,193
InterDigital, Inc.	3,702	281,907
Ciena Corp.*	13,388	280,211
Finisar Corp.*	12,234	248,962
NETGEAR, Inc.*	4,165	244,694
Viavi Solutions, Inc.*	26,752	233,812
Extreme Networks, Inc.*	15,813	197,979
Acacia Communications, Inc.*,1	4,988	180,715
Gogo, Inc.*,1	15,233	171,828
Oclaro, Inc.*,1	25,206	169,888
Total Telecommunications		8,221,434

Semiconductors - 4.9%
Broadcom Ltd.	6,614	1,699,137
QUALCOMM, Inc.	25,107	1,607,350
Total Semiconductors		3,306,487

Commercial Services - 4.6%
PayPal Holdings, Inc.*	21,399	1,575,394
CoStar Group, Inc.*	1,882	558,860
Live Nation Entertainment, Inc.*	11,424	486,320
Alarm.com Holdings, Inc.*	6,000	226,500
NutriSystem, Inc.	4,058	213,451
Total Commercial Services		3,060,525

Computers - 2.8%
Check Point Software Technologies Ltd.*	4,937	511,572
BlackBerry Ltd.*	36,870	411,838
Nutanix, Inc. — Class A*	11,097	391,502
NetScout Systems, Inc.*	9,270	282,271
Lumentum Holdings, Inc.*,1	5,473	267,630
Total Computers		1,864,813

Media - 2.1%
Time Warner, Inc.	15,544	1,421,810
REITS - 1.6%
Equinix, Inc.	2,303	1,043,765

Diversified Financial Services - 1.4%
E*TRADE Financial Corp.*	12,267	608,075
BGC Partners, Inc. — Class A	22,034	332,934
Total Diversified Financial Services		941,009

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Aerospace & Defense - 1.0%
Harris Corp.	4,776	$676,520
Retail - 0.6%
HSN, Inc.	6,109	246,498
PetMed Express, Inc.	3,700	168,350
Total Retail		414,848
Electronics - 0.2%
Applied Optoelectronics, Inc.*,1	3,503	132,484
Total Common Stocks
(Cost $56,918,129)		66,368,700

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$221,312	221,312
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	118,114	118,114
Total Repurchase Agreements
(Cost $339,426)		339,426

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	3,468,997	3,468,997
Total Securities Lending Collateral
(Cost $3,468,997)		3,468,997
Total Investments - 105.0%
(Cost $60,726,552)		$70,177,123
Other Assets & Liabilities, net - (5.0)%		(3,321,663)
Total Net Assets - 100.0%		$66,855,460

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$66,368,700	$—	$—	$66,368,700
Repurchase Agreements	—	339,426	—	339,426
Securities Lending Collateral	3,468,997	—	—	3,468,997
Total Assets	$69,837,697	$339,426	$—	$70,177,123

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 17.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[2]	$269,377	$269,377
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[2]	143,768	143,768
Total Repurchase Agreements
(Cost $413,145)		413,145
Total Investments - 17.8%
(Cost $413,145)		$413,145
Other Assets & Liabilities, net - 82.2%		1,908,415
Total Net Assets - 100.0%		$2,321,560

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Sold Short†
MSCI EAFE Index Mini Futures Contracts	3	Mar 2018	$174,555	$(1,257)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	(1.17%)	At Maturity	01/29/18	792	$2,174,952	$(1,005)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	(1.03%)	At Maturity	01/29/18	835	2,293,213	(1,254)
						$4,468,165	$(2,259)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.

See Sector Classification in Other Information section.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$—	$413,145	$—	$—	$413,145

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$1,257	$—	$—	$—	$1,257
Equity Index Swap Agreements	—	—	—	2,259	—	2,259
Total Liabilities	$—	$1,257	$—	$2,259	$—	$3,516

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 18.5%
Guggenheim Strategy Fund II1	424,204	$10,609,354
Guggenheim Strategy Fund I1	403,967	10,123,420
Total Mutual Funds
(Cost $20,549,691)		20,732,774

	Face Amount
FEDERAL AGENCY NOTES†† - 68.0%
Federal Home Loan Bank[2]
1.24% due 10/26/22[3]	$12,500,000	12,493,062
1.42% (1 Month USD LIBOR - 0.13%) due 06/25/18[4]	10,000,000	10,000,008
1.42% (1 Month USD LIBOR - 0.13%) due 11/23/18[4]	10,000,000	9,998,621
1.45% due 09/13/22[3]	10,000,000	9,992,240
0.88% due 10/01/18	2,500,000	2,484,175
Total Federal Home Loan Bank		44,968,106
Freddie Mac[5]
1.40% due 10/26/22[3]	12,500,000	12,489,413
1.00% due 01/27/20[3]	3,500,000	3,497,347
1.45% due 11/02/22[3]	2,500,000	2,498,308
Total Freddie Mac		18,485,068
Federal Farm Credit Bank[2]
0.78% due 07/05/18	5,000,000	4,977,820
1.41% (U.S. Prime Rate - 3.08%) due 03/12/19[4]	4,500,000	4,500,545
1.72% (U.S. Prime Rate - 2.78%) due 06/12/18[4]	1,300,000	1,301,808
1.74% (U.S. Prime Rate - 2.75%) due 07/18/18[4]	1,000,000	1,001,853
1.54% (U.S. Prime Rate - 2.96%) due 05/11/18[4]	1,000,000	1,000,595
Total Federal Farm Credit Bank		12,782,621
Total Federal Agency Notes
(Cost $76,258,150)		76,235,795

FEDERAL AGENCY DISCOUNT NOTES†† - 13.9%
Federal Home Loan Bank[2]
1.31% due 03/14/18[6,7]	10,000,000	9,971,880
1.11% due 01/03/18[6,7]	1,620,000	1,619,886
1.27% due 01/09/18[6,7]	1,000,000	999,719
1.26% due 01/10/18[6,7]	700,000	699,779
1.10% due 01/03/18[6,7]	600,000	599,958
1.25% due 01/03/18[6,7]	391,000	390,973
1.26% due 01/05/18[6,7]	200,000	199,972
1.30% due 01/30/18[6,7]	200,000	199,791
Total Federal Home Loan Bank		14,681,958
Fannie Mae[5]
1.25% due 01/08/18[6,7]	550,000	549,866
Federal Farm Credit Bank[2]
1.27% due 01/17/18[6,7]	300,000	299,831
Total Federal Agency Discount Notes
(Cost $15,533,275)		15,531,655

FEDERAL AGENCY BONDS†† - 0.9%
Farmer Mac[2]
1.73% (Fed Funds Effective Rate + 0.32%) due 01/25/18[4]	1,000,000	1,000,274
Total Federal Agency Bonds
(Cost $1,000,013)		1,000,274

REPURCHASE AGREEMENTS†† - 89.0%
Individual Repurchase Agreements[8]
Mizuho Financial Group, Inc. issued 12/29/17 at (1.3)% due 01/02/18 (secured by a U.S. Treasury Bond, at a rate of 2.75% and maturing 11/15/47 as collateral, with a value of $53,620,310) to be repurchased at $52,576,525	52,568,932	52,568,932
Barclays Capital issued 12/29/17 at (1.2)% due 01/02/18 (secured by a U.S. Treasury Bond, at a rate of 2.75% and maturing 11/15/47 as collateral, with a value of $47,401,695) to be repurchased at $46,478,446	46,472,250	46,472,250
Joint Repurchase Agreements[9]
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	481,950	481,950
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	257,218	257,218
Total Repurchase Agreements
(Cost $99,780,350)		99,780,350
Total Investments - 190.3%
(Cost $213,121,479)		$213,280,848

U.S. Government Securities Sold Short† - (89.9)%
U.S. Treasury Bond
2.75% due 11/15/47	100,600,000	(100,772,906)
Total U.S. Government Securities Sold Short
(Proceeds $100,174,152)		$(100,772,906)
Other Assets & Liabilities, net - (0.4)%		(397,090)
Total Net Assets - 100.0%		$112,110,852

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	82	Mar 2018	$13,750,375	$62,037

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as short security collateral at December 31, 2017.
[9]	Repurchase Agreements — See Note 4. LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Bonds	$—	$—	$1,000,274	$—	$1,000,274
Federal Agency Discount Notes	—	—	15,531,655	—	15,531,655
Federal Agency Notes	—	—	76,235,795	—	76,235,795
Interest Rate Futures Contracts	—	62,037	—	—	62,037
Mutual Funds	20,732,774	—	—	—	20,732,774
Repurchase Agreements	—	—	99,780,350	—	99,780,350
Total Assets	$20,723,774	$62,037	$192,548,074	$—	$213,342,885

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$—	$100,772,906	$—	$100,772,906

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$12,116,192	$—	$(2,000,000)	$12,424	$(5,196)	$10,123,420	403,967	$176,969	$3,843
Guggenheim Strategy Fund II	10,605,112	—	—	—	4,242	10,609,354	424,204	200,345	5,669
	$22,721,304	$—	$(2,000,000)	$12,424	$(954)	$20,732,774		$377,314	$9,512

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 33.2%
Guggenheim Strategy Fund I1	42,835	$1,073,445
Guggenheim Strategy Fund II1	42,812	1,070,731
Total Mutual Funds
(Cost $2,127,891)		2,144,176

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 54.1%
Federal Home Loan Bank[2]
1.06% due 01/02/18[3,4]	$3,500,000	3,499,879
Total Federal Agency Discount Notes
(Cost $3,499,879)		3,499,879

REPURCHASE AGREEMENTS††,5 - 9.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	403,527	403,527
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	215,363	215,363
Total Repurchase Agreements
(Cost $618,890)		618,890
Total Investments - 96.9%
(Cost $6,246,660)		$6,262,945
Other Assets & Liabilities, net - 3.1%		202,730
Total Net Assets - 100.0%		$6,465,675

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	52	Mar 2018	$6,040,938	$27,271

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Loss
Barclays Bank plc	ICE	CDX.NA.HY.29 Index	5.00%	Quarterly	12/20/22	$6,070,000	$(504,387)	$(459,306)	$(45,081)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4. CDX.NA.HY.29 Index — Credit Default Swap North American High Yield Series 29 Index. ICE - Intercontinental Exchange plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$3,499,879	$—	$—	$3,499,879
Interest Rate Futures Contracts	—	27,271	—	—	—	27,271
Mutual Funds	2,144,176	—	—	—	—	2,144,176
Repurchase Agreements	—	—	618,890	—	—	618,890
Total Assets	$2,144,176	$27,271	$4,118,769	$—	$—	$6,290,216

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps Agreements	$—	$—	$—	$45,081	$—	$45,081

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$1,272,956	$500,000	$(700,000)	$2,526	$(2,037)	$1,073,445	42,835	$17,329	$408
Guggenheim Strategy Fund II	1,270,223	400,000	(600,000)	3,710	(3,202)	1,070,731	42,812	20,810	571
	$2,543,179	$900,000	$(1,300,000)	$6,236	$(5,239)	$2,144,176		$38,139	$979

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 43.7%
Guggenheim Strategy Fund I1	5,440	$136,327
Guggenheim Strategy Fund II1	5,446	136,194
Total Mutual Funds
(Cost $270,358)		272,521

	Face Amount
REPURCHASE AGREEMENTS††,2 - 16.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[3]	$67,985	67,985
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[3]	36,284	36,284
Total Repurchase Agreements
(Cost $104,269)		104,269
Total Investments - 60.4%
(Cost $374,627)		$376,790
Other Assets & Liabilities, net - 39.6%		247,065
Total Net Assets - 100.0%		$623,855

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	(1.42%)	At Maturity	1/29/18	248	$471,272	$1,227
Barclays Bank plc	S&P MidCap 400 Index	(1.68%)	At Maturity	1/30/18	31	59,111	333
Goldman Sachs International	S&P MidCap 400 Index	(1.53%)	At Maturity	1/29/18	50	94,454	257
						$624,837	$1,817

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017. plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$1,817	$—	$1,817
Mutual Funds	272,521	—	—	—	—	272,521
Repurchase Agreements	—	—	104,269	—	—	104,269
Total Assets	$272,521	$—	$104,269	$1,817	$—	$378,607

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$136,272	$—	$—	$—	$55	$136,327	5,440	$2,171	$52
Guggenheim Strategy Fund II	136,140	—	—	—	54	136,194	5,446	2,558	73
	$272,412	$—	$—	$—	$109	$272,521		$4,729	$125

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 54.9%
Guggenheim Strategy Fund II1	84,998	$2,125,793
Guggenheim Strategy Fund I1	84,664	2,121,684
Total Mutual Funds
(Cost $4,216,828)		4,247,477

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 38.8%
Federal Home Loan Bank[2]
1.06% due 01/02/18[3,4]	$3,000,000	2,999,897
Total Federal Agency Discount Notes
(Cost $2,999,897)		2,999,897

REPURCHASE AGREEMENTS††,5 - 9.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[6]	483,669	483,669
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[6]	258,136	258,136
Total Repurchase Agreements
(Cost $741,805)		741,805
Total Investments - 103.3%
(Cost $7,958,530)		$7,989,179
Other Assets & Liabilities, net - (3.3)%		(254,985)
Total Net Assets - 100.0%		$7,734,194

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	2	Mar 2018	$256,410	$(2,741)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	1.57%	At Maturity	01/29/18	606	$3,875,848	$23,469
Barclays Bank plc	NASDAQ-100 Index	1.83%	At Maturity	01/30/18	289	1,851,679	13,027
Goldman Sachs International	NASDAQ-100 Index	1.78%	At Maturity	01/29/18	277	1,771,136	10,085
						$7,498,663	$46,581

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017. plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1- Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$46,581	$—	$46,581
Federal Agency Discount Notes	—	—	2,999,897	—	—	2,999,897
Mutual Funds	4,247,477	—	—	—	—	4,247,477
Repurchase Agreements	—	—	741,805	—	—	741,805
Total Assets	$4,247,477	$—	$3,741,702	$46,581	$—	$8,035,760

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1- Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$2,741	$—	$—	$—	$2,741

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$2,620,638	$—	$(500,000)	$2,394	$(1,348)	$2,121,684	84,664	$41,479	$996
Guggenheim Strategy Fund II	2,624,943	—	(500,000)	2,800	(1,950)	2,125,793	84,998	49,025	1,403
	$5,245,581	$—	$(1,000,000)	$5,194	$(3,298)	$4,247,477		$90,504	$2,399

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 16.5%
Guggenheim Strategy Fund II1	24,220	$605,734
Guggenheim Strategy Fund I1	20,395	511,096
Total Mutual Funds
(Cost $1,106,206)		1,116,830

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 48.8%
Federal Home Loan Bank[2]
1.06% due 01/02/18[3,4]	$3,300,000	3,299,886
Total Federal Agency Discount Notes
(Cost $3,299,886)		3,299,886

FEDERAL AGENCY NOTES†† - 14.8%
Federal Farm Credit Bank[2]
1.67% (U.S. Prime Rate - 2.83%) due 09/12/18[5]	1,000,000	1,001,723
Total Federal Agency Notes
(Cost $999,930)		1,001,723

REPURCHASE AGREEMENTS††,6 - 17.4%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[7]	764,837	764,837
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[7]	408,196	408,196
Total Repurchase Agreements
(Cost $1,173,033)		1,173,033
Total Investments - 97.5%
(Cost $6,579,055)		$6,591,472
Other Assets & Liabilities, net - 2.5%		166,468
Total Net Assets - 100.0%		$6,757,940

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Mar 2018	$76,855	$(457)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.03%)	At Maturity	1/29/18	3,673	$5,639,092	$30,850
BNP Paribas	Russell 2000 Index	(1.07%)	At Maturity	1/29/18	511	784,478	4,305
Barclays Bank plc	Russell 2000 Index	(0.98%)	At Maturity	1/30/18	183	280,625	2,452
						$6,704,195	$37,607

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017. plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$37,607	$—	$37,607
Federal Agency Discount Notes	—	—	3,299,886	—	—	3,299,886
Federal Agency Notes	—	—	1,001,723	—	—	1,001,723
Mutual Funds	1,116,830	—	—	—	—	1,116,830
Repurchase Agreements	—	—	1,173,033	—	—	1,173,033
Total Assets	$1,116,830	$—	$5,474,642	$37,607	$—	$6,629,079

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$457	$—	$—	$—	$457

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gains Distributions
Guggenheim Strategy Fund I	$610,653	$—	$(100,000)	$1,235	$(792)	$511,096	20,395	$9,059	$193
Guggenheim Strategy Fund II	605,492	—	—	—	242	605,734	24,220	11,375	324
	$1,216,145	$—	$(100,000)	$1,235	$(550)	$1,116,830		$20,434	$517

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 24.1%
Guggenheim Strategy Fund II1	306,783	$7,672,645
Guggenheim Strategy Fund I1	252,188	6,319,834
Total Mutual Funds
(Cost $13,866,832)		13,992,479

	Face Amount
FEDERAL AGENCY NOTES†† - 61.2%
Federal Home Loan Bank[2]
1.42% (1 Month USD LIBOR - 0.13%) due 11/23/18[3]	$10,000,000	9,998,651
1.45% due 09/13/22[4]	10,000,000	9,993,590
1.24% due 10/26/22[4]	4,000,000	3,998,212
Total Federal Home Loan Bank		23,990,453
Freddie Mac[5]
1.40% due 10/26/22[4]	7,500,000	7,498,298
1.45% due 11/02/22[4]	4,000,000	3,999,516
Total Freddie Mac		11,497,814
Total Federal Agency Notes
(Cost $35,500,000)		35,488,267

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
0.80% due 01/02/18[6,7,8]	1,000,000	1,000,000
1.26% due 03/01/18[7,8,9]	350,000	349,282
Total U.S. Treasury Bills
(Cost $1,349,237)		1,349,282

FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%
Federal Home Loan Bank[2]
1.06% due 01/02/18[7,8]	1,000,000	999,966
Total Federal Agency Discount Notes
(Cost $999,966)		999,966

REPURCHASE AGREEMENTS††,10 - 10.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[9]	4,003,443	4,003,443
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[9]	2,136,649	2,136,649
Total Repurchase Agreements
(Cost $6,140,092)		6,140,092
Total Investments - 99.9%
(Cost $57,856,127)		$57,970,086
Other Assets & Liabilities, net - 0.1%		69,851
Total Net Assets - 100.0%		$58,039,937

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	2	Mar 2018	$267,775	$356

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(1.52%)	At Maturity	01/29/18	13,297	$35,551,132	$119,807
Goldman Sachs International	S&P 500 Index	(1.88%)	At Maturity	01/29/18	6,866	18,356,753	47,306
Barclays Bank plc	S&P 500 Index	(1.78%)	At Maturity	01/30/18	1,458	3,897,643	20,307
						$57,805,528	$187,420

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[6]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[10]	Repurchase Agreements — See Note 4. LIBOR — London Interbank Offered Rate plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$356	$—	$—	$—	$356
Equity Index Swap Agreements	—	—	—	187,420	—	187,420
Federal Agency Discount Notes	—	—	999,966	—	—	999,966
Federal Agency Notes	—	—	35,488,267	—	—	35,488,267
Mutual Funds	13,992,479	—	—	—	—	13,992,479
Repurchase Agreements	—	—	6,140,092	—	—	6,140,092
U.S. Treasury Bills	—	—	1,349,282	—	—	1,349,282
Total Assets	$13,992,479	$356	$43,977,607	$187,420	$—	$58,157,862

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$6,317,313	$—	$—	$—	$2,521	$6,319,834	252,188	$100,660	$2,399
Guggenheim Strategy Fund II	7,769,577	—	(100,000)	800	2,268	7,672,645	306,783	145,940	4,153
	$14,086,890	$—	$(100,000)	$800	$4,789	$13,992,479		$246,600	$6,552

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 43.9%
Guggenheim Strategy Fund II1	51,923	$1,298,600
Guggenheim Strategy Fund I1	51,811	1,298,387
Total Mutual Funds
(Cost $2,595,545)		2,596,987

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 42.3%
Federal Home Loan Bank[2]
1.06% due 01/02/18[3,4]	$2,500,000	2,499,914
Total Federal Agency Discount Notes
(Cost $2,499,914)		2,499,914

REPURCHASE AGREEMENTS††,5 - 10.8%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	416,592	416,592
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	222,336	222,336
Total Repurchase Agreements
(Cost $638,928)		638,928
Total Investments - 97.0%
(Cost $5,734,387)		$5,735,829
Other Assets & Liabilities, net - 3.0%		179,258
Total Net Assets - 100.0%		$5,915,087

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	104	Mar 2018	$11,843,000	$126,481

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	106	Mar 2018	11,801,113	33,472

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$33,472	$—	$—	$33,472
Equity Futures Contracts	—	126,481	—	—	126,481
Federal Agency Discount Notes	—	—	2,499,914	—	2,499,914
Mutual Funds	2,596,987	—	—	—	2,596,987
Repurchase Agreements	—	—	638,928	—	638,928
Total Assets	$2,596,987	$159,953	$3,138,842	$—	$5,895,782

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$599,382	$700,000	$—	$—	$(995)	$1,298,387	51,811	$14,673	$493
Guggenheim Strategy Fund II	600,035	700,000	—	—	(1,435)	1,298,600	51,923	14,576	694
	$1,199,417	$1,400,000	$—	$—	$(2,430)	$2,596,987		$29,249	$1,187

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 100.2%
Media - 29.4%
Comcast Corp. — Class A	19,590	$784,579
Walt Disney Co.	6,637	713,544
Charter Communications, Inc. — Class A*	1,626	546,271
Time Warner, Inc.	5,226	478,022
Twenty-First Century Fox, Inc. — Class A	13,162	454,484
CBS Corp. — Class B	4,705	277,595
Sirius XM Holdings, Inc.[1]	51,030	273,521
DISH Network Corp. — Class A*	5,446	260,046
Altice USA, Inc. — Class A*	10,980	233,105
Liberty Broadband Corp. — Class C*	2,569	218,776
Discovery Communications, Inc. — Class A*,1	9,431	211,066
Viacom, Inc. — Class B	6,652	204,948
Scripps Networks Interactive, Inc. — Class A	2,254	192,447
Grupo Televisa SAB ADR[1]	9,270	173,071
News Corp. — Class A	10,613	172,037
Sinclair Broadcast Group, Inc. — Class A	2,990	113,172
Cable One, Inc.	160	112,536
Nexstar Media Group, Inc. — Class A	1,429	111,748
Tribune Media Co. — Class A	2,580	109,573
AMC Networks, Inc. — Class A*	1,900	102,752
TEGNA, Inc.	7,079	99,672
New York Times Co. — Class A	5,272	97,532
Meredith Corp.	1,380	91,149
World Wrestling Entertainment, Inc. — Class A	2,816	86,113
Time, Inc.	4,139	76,365
Gray Television, Inc.*	4,420	74,035
MSG Networks, Inc. — Class A*	3,490	70,672
Scholastic Corp.	1,640	65,780
Total Media		6,404,611
Retail - 17.1%
McDonald's Corp.	3,829	659,047
Starbucks Corp.	8,734	501,594
Yum! Brands, Inc.	3,631	296,326
Darden Restaurants, Inc.	2,133	204,811
Restaurant Brands International, Inc.	3,251	199,871
Yum China Holdings, Inc.	4,901	196,138
Domino's Pizza, Inc.	884	167,041
Chipotle Mexican Grill, Inc. — Class A*	538	155,498
Dunkin' Brands Group, Inc.	2,189	141,125
Wendy's Co.	7,115	116,828
Texas Roadhouse, Inc. — Class A	2,123	111,840
Cracker Barrel Old Country Store, Inc.[1]	680	108,045
Jack in the Box, Inc.	960	94,186
Buffalo Wild Wings, Inc.*	563	88,025
Dave & Buster's Entertainment, Inc.*	1,526	84,189
Cheesecake Factory, Inc.[1]	1,740	83,833
Bloomin' Brands, Inc.	3,722	79,428
Papa John's International, Inc.	1,374	77,095
Brinker International, Inc.[1]	1,934	75,117
Shake Shack, Inc. — Class A*	1,580	68,256
Sonic Corp.[1]	2,139	58,780
Wingstop, Inc.	1,482	57,768
Red Robin Gourmet Burgers, Inc.*	870	49,068
BJ's Restaurants, Inc.	1,340	48,776
Total Retail		3,722,685
Lodging - 13.3%
Las Vegas Sands Corp.	5,927	411,867
Marriott International, Inc. — Class A	3,017	409,497
Hilton Worldwide Holdings, Inc.	3,650	291,489
MGM Resorts International	7,350	245,417
Wynn Resorts Ltd.	1,391	234,509
Melco Resorts & Entertainment Ltd. ADR	7,703	223,695
Wyndham Worldwide Corp.	1,701	197,095
Hyatt Hotels Corp. — Class A*	2,330	171,348
Caesars Entertainment Corp.*	13,210	167,107
Choice Hotels International, Inc.	1,540	119,504
Boyd Gaming Corp.	3,345	117,242
Hilton Grand Vacations, Inc.*,1	2,727	114,398
ILG, Inc.	3,684	104,920
La Quinta Holdings, Inc.*	4,578	84,510
Total Lodging		2,892,598
Entertainment - 8.9%
Vail Resorts, Inc.[1]	760	161,477
IMAX Corp.*	6,827	158,045
Lions Gate Entertainment Corp. — Class A*	4,565	154,343
Six Flags Entertainment Corp.	1,990	132,474
International Game Technology plc	4,790	126,983
Madison Square Garden Co. — Class A*	593	125,034
Scientific Games Corp. — Class A*	2,340	120,042
Red Rock Resorts, Inc. — Class A	3,357	113,265
Cinemark Holdings, Inc.	3,186	110,937
Marriott Vacations Worldwide Corp.	801	108,303
Churchill Downs, Inc.	465	108,205
Regal Entertainment Group — Class A	4,700	108,147
Penn National Gaming, Inc.*	3,166	99,191
Eldorado Resorts, Inc.*,1	2,695	89,339
Pinnacle Entertainment, Inc.*	2,416	79,076
AMC Entertainment Holdings, Inc. — Class A1	5,081	76,723
SeaWorld Entertainment, Inc.*,1	4,640	62,965
Total Entertainment		1,934,549
Leisure Time - 8.8%
Carnival plc ADR	5,860	388,401
Carnival Corp.	5,839	387,534
Royal Caribbean Cruises Ltd.	2,332	278,161
Norwegian Cruise Line Holdings Ltd.*	3,660	194,895
Harley-Davidson, Inc.[1]	3,269	166,327

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Leisure Time - 8.8% (continued)
Polaris Industries, Inc.	1,260	$156,227
Brunswick Corp.	2,235	123,417
Planet Fitness, Inc. — Class A*	3,190	110,470
Callaway Golf Co.	4,580	63,799
Vista Outdoor, Inc.*	3,671	53,487
Total Leisure Time		1,922,718
Agriculture - 7.3%
Philip Morris International, Inc.	6,862	724,970
Altria Group, Inc.	9,212	657,829
British American Tobacco plc ADR	3,013	201,841
Total Agriculture		1,584,640
Beverages - 6.4%
Constellation Brands, Inc. — Class A	1,686	385,369
Brown-Forman Corp. — Class B	4,328	297,204
Molson Coors Brewing Co. — Class B	2,905	238,413
Anheuser-Busch InBev S.A. ADR	1,923	214,530
Diageo plc ADR	1,200	175,236
Boston Beer Company, Inc. — Class A*	440	84,084
Total Beverages		1,394,836
Software - 4.1%
Activision Blizzard, Inc.	6,143	388,975
Electronic Arts, Inc.*	2,979	312,973
Take-Two Interactive Software, Inc.*	1,819	199,690
Total Software		901,638
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	2,082	189,233
Mattel, Inc.[1]	8,359	128,561
Total Toys, Games & Hobbies		317,794
Food Service - 0.8%
Aramark	4,256	181,901
Commercial Services - 0.8%
Live Nation Entertainment, Inc.*	3,881	165,214
REITS - 0.6%
Park Hotels & Resorts, Inc.	4,928	141,680
Miscellaneous Manufacturing - 0.5%
Sturm Ruger & Company, Inc.	1,030	57,526
American Outdoor Brands Corp.*	3,500	44,940
Total Miscellaneous Manufacturing		102,466
Internet - 0.4%
Cars.com, Inc.*,1	2,913	84,011
Food - 0.3%
Bob Evans Farms, Inc.	910	71,726
Total Common Stocks
(Cost $17,170,886)		21,823,067

RIGHTS††† - 0.0%
Nexstar Media Group CVR
Expires 01/18/19*,2	8,160	—
Total Rights
(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$72,802	72,802
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	38,855	38,855
Total Repurchase Agreements
(Cost $111,657)		111,657

	Shares
SECURITIES LENDING COLLATERAL†,4 - 6.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[5]	1,346,128	1,346,128
Total Securities Lending Collateral
(Cost $1,346,128)		1,346,128
Total Investments - 106.9%
(Cost $18,628,671)		$23,280,852
Other Assets & Liabilities, net - (6.9)%		(1,512,404)
Total Net Assets - 100.0%		$21,768,448

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company CVR — Contingent Value Rights

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$21,823,067	$—	$—		$21,823,067
Repurchase Agreements	—	111,657	—		111,657
Rights	—	—	—	*	—
Securities Lending Collateral	1,346,128	—	—		1,346,128
Total Assets	$23,169,195	$111,657	$—		$23,280,852

*	Market Value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 32.4%
Pfizer, Inc.[1]	14,609	$529,138
Johnson & Johnson[1]	3,780	528,142
JM Smucker Co.[1]	4,181	519,447
Archer-Daniels-Midland Co.[1]	12,666	507,653
Eli Lilly & Co.[1]	5,929	500,763
US Foods Holding Corp.*	15,596	497,980
Conagra Brands, Inc.[1]	12,074	454,827
United Rentals, Inc.*,1	2,420	416,022
Cardinal Health, Inc.[1]	6,714	411,367
McKesson Corp.[1]	2,430	378,958
United Therapeutics Corp.*	2,519	372,686
Zimmer Biomet Holdings, Inc.[1]	2,885	348,133
Mylan N.V.*,1	8,018	339,242
Merck & Company, Inc.[1]	5,230	294,292
Performance Food Group Co.*	8,800	291,280
Medtronic plc[1]	3,119	251,859
Prestige Brands Holdings, Inc.*	5,575	247,586
CoreLogic, Inc.*	5,355	247,455
Bioverativ, Inc.*	4,532	244,365
Travelport Worldwide Ltd.	17,544	229,300
Horizon Pharma plc*	14,034	204,896
USANA Health Sciences, Inc.*	2,371	175,573
United Natural Foods, Inc.*	3,418	168,405
Sysco Corp.[1]	2,755	167,311
SpartanNash Co.	6,220	165,950
WellCare Health Plans, Inc.*	790	158,877
Sanderson Farms, Inc.	1,031	143,082
Darling Ingredients, Inc.*	7,828	141,922
Baxter International, Inc.[1]	2,137	138,136
Spectrum Brands Holdings, Inc.	1,224	137,578
Cardtronics plc — Class A*	7,401	137,067
TreeHouse Foods, Inc.*	2,623	129,734
Boston Beer Company, Inc. — Class A*	672	128,419
DaVita, Inc.*,1	1,753	126,654
Pilgrim's Pride Corp.*	4,063	126,197
Humana, Inc.[1]	506	125,523
Sabre Corp.	5,721	117,280
QIAGEN N.V.*	3,741	115,709
Dean Foods Co.	9,748	112,687
IQVIA Holdings, Inc.*,1	1,060	103,774
UnitedHealth Group, Inc.[1]	462	101,853
Thermo Fisher Scientific, Inc.[1]	522	99,117
Euronet Worldwide, Inc.*	1,114	93,877
AMAG Pharmaceuticals, Inc.*	6,910	91,558
Total Consumer, Non-cyclical		10,821,674
Industrial - 19.7%
Union Pacific Corp.[1]	4,548	609,887
Cummins, Inc.[1]	3,110	549,350
Owens Corning	5,537	509,072
Greenbrier Companies, Inc.[2]	6,699	357,057
Kirby Corp.*	5,127	342,483
Snap-on, Inc.	1,952	340,233
Regal Beloit Corp.	4,333	331,908
Timken Co.	6,688	328,715
Tech Data Corp.*	3,229	316,345
Benchmark Electronics, Inc.*	10,267	298,769
EnerSys	2,788	194,128
Jabil, Inc.	7,131	187,189
Crane Co.	1,953	174,247
EMCOR Group, Inc.	2,080	170,040
Belden, Inc.	2,145	165,530
Crown Holdings, Inc.*	2,551	143,494
Rexnord Corp.*	5,310	138,166
Gibraltar Industries, Inc.*	4,027	132,891
Trinity Industries, Inc.	3,419	128,076
Sanmina Corp.*	3,800	125,400
AECOM*	3,271	121,518
Eaton Corporation plc	1,437	113,537
Boeing Co.[1]	384	113,246
Applied Industrial Technologies, Inc.	1,590	108,279
Tutor Perini Corp.*	4,200	106,470
Vishay Intertechnology, Inc.	4,876	101,177
Louisiana-Pacific Corp.*	3,646	95,744
Owens-Illinois, Inc.*	4,213	93,402
Caesarstone Ltd.*	3,948	86,856
Applied Optoelectronics, Inc.*,2	2,196	83,053
Total Industrial		6,566,262
Technology - 14.9%
International Business Machines Corp.[1]	3,192	489,717
Intel Corp.[1]	10,492	484,311
CA, Inc.[1]	13,238	440,561
Apple, Inc.[1]	2,299	389,060
HP, Inc.[1]	18,434	387,298
NetApp, Inc.[1]	5,568	308,022
CSRA, Inc.	9,564	286,155
First Data Corp. — Class A*,1	16,515	275,966
Convergys Corp.	11,456	269,216
j2 Global, Inc.	3,334	250,150
KLA-Tencor Corp.[1]	1,963	206,252
NCR Corp.*	5,505	187,115
Xerox Corp.	6,102	177,873
Western Digital Corp.[1]	2,217	176,318
VeriFone Systems, Inc.*	6,297	111,520
Nuance Communications, Inc.*	6,792	111,049
Science Applications International Corp.	1,420	108,729
Cirrus Logic, Inc.*	2,052	106,417
CACI International, Inc. — Class A*	774	102,439
ON Semiconductor Corp.*	4,559	95,465
Total Technology		4,963,633
Consumer, Cyclical - 11.1%
Southwest Airlines Co.[1]	9,120	596,904
CVS Health Corp.[1]	7,083	513,517
Alaska Air Group, Inc.[1]	4,936	362,845
Tailored Brands, Inc.	16,525	360,741
Delta Air Lines, Inc.[1]	5,819	325,864
United Continental Holdings, Inc.*,1	4,226	284,833
JetBlue Airways Corp.*	9,064	202,490
Walgreens Boots Alliance, Inc.[1]	2,638	191,572
Lear Corp.[1]	912	161,114
Ralph Lauren Corp. — Class A	1,370	142,055
Anixter International, Inc.*	1,735	131,860
American Airlines Group, Inc.[1]	2,340	121,750
American Axle & Manufacturing Holdings, Inc.*	7,045	119,976
Tenneco, Inc.	1,750	102,445

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 11.1% (continued)
Copa Holdings S.A. — Class A	748	$100,277
Total Consumer, Cyclical		3,718,243
Financial - 7.0%
Principal Financial Group, Inc.[1]	7,227	509,937
Mack-Cali Realty Corp. REIT	12,725	274,351
Summit Hotel Properties, Inc. REIT	15,648	238,319
Interactive Brokers Group, Inc. — Class A	3,448	204,156
LaSalle Hotel Properties REIT	6,958	195,311
Brixmor Property Group, Inc. REIT	9,097	169,750
Capital One Financial Corp.[1]	1,682	167,494
Kite Realty Group Trust REIT	7,199	141,101
Northern Trust Corp.[1]	1,381	137,948
E*TRADE Financial Corp.*,1	2,421	120,009
Blackhawk Network Holdings, Inc.*	2,745	97,859
OneMain Holdings, Inc.*	3,302	85,819
Total Financial		2,342,054
Communications - 6.7%
Verizon Communications, Inc.[1]	12,531	663,266
Juniper Networks, Inc.[1]	16,042	457,197
InterDigital, Inc.	3,035	231,115
ARRIS International plc*	7,663	196,863
ORBCOMM, Inc.*	13,159	133,959
AT&T, Inc.[1]	3,131	121,733
Viacom, Inc. — Class B1	3,921	120,806
Liberty Ventures*	1,996	108,263
Shenandoah Telecommunications Co.	2,923	98,797
Viavi Solutions, Inc.*	11,110	97,101
Total Communications		2,229,100
Energy - 4.8%
Exxon Mobil Corp.[1]	7,167	599,448
Valero Energy Corp.[1]	5,726	526,276
PBF Energy, Inc. — Class A	3,973	140,843
Williams Companies, Inc.[1]	3,714	113,240
First Solar, Inc.*	1,627	109,855
REX American Resources Corp.*,2	1,216	100,673
Total Energy		1,590,335
Utilities - 3.0%
AES Corp.	28,458	308,200
Portland General Electric Co.	6,605	301,056
PNM Resources, Inc.	7,208	291,563
El Paso Electric Co.	1,942	107,490
Total Utilities		1,008,309
Basic Materials - 0.3%
Huntsman Corp.	3,239	107,826
Total Common Stocks
(Cost $31,199,778)		33,347,436

MONEY MARKET FUND† - 3.2%
STIT-Treasury Obligations Portfolio 1.07%[3]	1,067,938	1,067,938
Total Money Market Fund
(Cost $1,067,938)		1,067,938

SECURITIES LENDING COLLATERAL†,4 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[3]	337,092	337,092
Total Securities Lending Collateral
(Cost $337,092)		337,092
Total Investments - 104.1%
(Cost $32,604,808)		$34,752,466
Other Assets & Liabilities, net - (4.1)%		(1,367,994)
Total Net Assets - 100.0%		$33,384,472

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[5]	1.07%	At Maturity	05/31/19	$33,109,606	$(1,923,311)

OTC Custom Basket Swap Agreements††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[6]	1.78%	At Maturity	05/31/19	22,765,300	993,865

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[6]
Cisco Systems, Inc.	14,713	$96,684
FedEx Corp.	1,912	69,249
Aflac, Inc.	5,991	67,302
Fluor Corp.	10,550	61,276
Tyson Foods, Inc. — Class A	2,853	56,289
Norfolk Southern Corp.	2,503	53,248
Kroger Co.	10,934	52,381
General Mills, Inc.	7,044	47,998
Carlisle Companies, Inc.	3,686	47,609
Prudential Financial, Inc.	3,964	46,886
Discover Financial Services	2,656	46,074
Chevron Corp.	4,533	43,293
Allison Transmission Holdings, Inc.	5,401	37,249
Ingredion, Inc.	1,380	35,059
Genesee & Wyoming, Inc. — Class A*	5,391	33,271
Dr Pepper Snapple Group, Inc.	3,817	32,999
PACCAR, Inc.	5,969	30,458
Amgen, Inc.	2,996	28,854
Microsoft Corp.	2,334	28,391
Biogen, Inc.*	819	27,688
Marathon Petroleum Corp.	6,176	24,190
AGCO Corp.	5,719	23,430
Citigroup, Inc.	1,819	22,917
Alphabet, Inc. — Class C*	189	22,334
Lowe's Companies, Inc.	1,620	20,838
JPMorgan Chase & Co.	1,655	20,137
WestRock Co.	5,243	19,999
HollyFrontier Corp.	2,861	19,872
WW Grainger, Inc.	538	19,666
Gilead Sciences, Inc.	6,861	19,288
Travelers Companies, Inc.	1,530	17,068
T-Mobile US, Inc.*	4,092	16,763
LyondellBasell Industries N.V. — Class A	2,556	16,737
Hubbell, Inc.	810	16,698
Cigna Corp.	489	16,624
TE Connectivity Ltd.	1,010	15,864
FirstEnergy Corp.	11,404	15,655
Textron, Inc.	1,833	14,931
Wells Fargo & Co.	1,794	14,912
Molson Coors Brewing Co. — Class B	6,237	14,469
L3 Technologies, Inc.	1,167	14,384
Anthem, Inc.	439	14,243
Lam Research Corp.	463	13,992
Ameren Corp.	6,248	13,197
American Financial Group, Inc.	2,608	10,978
HRG Group, Inc.*	6,646	10,434
Arconic, Inc.	5,447	9,948
Lions Gate Entertainment Corp. — Class A*	6,818	9,769
Ingersoll-Rand plc	2,728	8,311
Abbott Laboratories	5,229	8,105
Bank of New York Mellon Corp.	7,643	7,983
eBay, Inc.*	3,135	7,259
AbbVie, Inc.	2,661	7,096
AmerisourceBergen Corp. — Class A	1,757	6,997
Kinder Morgan, Inc.	5,749	6,913
Energizer Holdings, Inc.	8,453	6,089
U.S. Bancorp	3,135	5,578
Campbell Soup Co.	9,456	4,973
Bill Barrett Corp.*	14,479	4,694
Procter & Gamble Co.	1,097	4,105
Amdocs Ltd.	1,697	1,354
Oracle Corp.	3,121	1,316
Celgene Corp.*	2,747	898
Fidelity National Information Services, Inc.	1,094	785
Charles River Laboratories International, Inc.*	971	631
Dell Technologies Incorporated — Class V*	2,714	440
NextEra Energy, Inc.	1,038	(375)
Kimberly-Clark Corp.	1,215	(2,050)
Facebook, Inc. — Class A*	633	(2,195)
CenterPoint Energy, Inc.	16,992	(4,143)
Telephone & Data Systems, Inc.	12,525	(4,655)
Western Union Co.	23,279	(5,130)
DXC Technology Co.	3,178	(6,568)
Allergan plc	854	(9,187)
Premier, Inc. — Class A*	3,536	(12,014)
VEREIT, Inc.	47,679	(13,293)
National Fuel Gas Co.	8,449	(17,759)
Edgewell Personal Care Co.*	5,336	(18,199)
Micron Technology, Inc.*	3,798	(19,428)
Versartis, Inc.*	56,770	(23,551)
Omnicom Group, Inc.	3,542	(36,440)
Owens & Minor, Inc.	5,188	(42,209)
Edison International	4,314	(43,003)
ATN International, Inc.	5,969	(66,585)
PG&E Corp.	9,092	(174,473)
Total Custom Basket of Long Securities		993,865

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5]
NewMarket Corp.	(477)	31,999
Sensient Technologies Corp.	(4,497)	31,394
Essex Property Trust, Inc.	(1,099)	17,304
Capitol Federal Financial, Inc.	(11,693)	16,857
FireEye, Inc.*	(7,120)	16,270
First Republic Bank	(1,414)	15,139
CareTrust REIT, Inc.	(5,224)	13,887
Terreno Realty Corp.	(10,494)	13,495
Autodesk, Inc.*	(1,300)	12,875
Hudson Pacific Properties, Inc.	(8,952)	10,739
Semtech Corp.*	(3,482)	10,181
Education Realty Trust, Inc.	(3,089)	9,887
Royal Gold, Inc.	(4,947)	9,840
Chesapeake Energy Corp.*	(27,949)	9,600
Veeva Systems, Inc. — Class A*	(1,602)	8,991
NVIDIA Corp.	(379)	7,882
White Mountains Insurance Group Ltd.	(374)	6,283
Extraction Oil & Gas, Inc.*	(6,830)	5,860
Camden Property Trust	(4,158)	5,731
NorthStar Realty Europe Corp.	(6,827)	5,439
Red Hat, Inc.*	(1,036)	5,357
Vail Resorts, Inc.	(425)	4,118
Exponent, Inc.	(1,790)	4,109
ProAssurance Corp.	(1,657)	3,650
Healthcare Trust of America, Inc. — Class A	(6,573)	2,589
Public Storage	(459)	2,489
Cannae Holdings, Inc.*	(5,619)	1,718
CubeSmart	(3,888)	1,657
Realty Income Corp.	(1,723)	1,523
TransUnion*	(8,825)	1,385
NiSource, Inc.	(3,581)	1,197
Ultimate Software Group, Inc.*	(550)	1,072
Cabot Oil & Gas Corp. — Class A	(3,367)	960
Aspen Insurance Holdings Ltd.	(2,414)	875
Healthcare Realty Trust, Inc.	(4,172)	773

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5] (Continued)
Equity LifeStyle Properties, Inc.	(4,356)	$686
Physicians Realty Trust	(5,708)	631
American International Group, Inc.	(1,691)	450
Balchem Corp.	(3,872)	209
CoStar Group, Inc.*	(1,275)	90
Rexford Industrial Realty, Inc.	(6,683)	(210)
Extra Space Storage, Inc.	(1,118)	(238)
Dominion Energy, Inc.	(1,194)	(446)
Equinix, Inc.	(326)	(470)
Tetra Tech, Inc.	(1,954)	(1,027)
MSCI, Inc. — Class A	(3,089)	(1,363)
Insperity, Inc.	(1,714)	(1,521)
Ashland Global Holdings, Inc.	(2,152)	(1,654)
Celanese Corp. — Class A	(1,086)	(1,796)
Jack in the Box, Inc.	(1,205)	(1,831)
GCP Applied Technologies, Inc.*	(3,300)	(2,239)
Bio-Rad Laboratories, Inc. — Class A*	(637)	(2,335)
American Homes 4 Rent — Class A	(9,698)	(2,399)
Kilroy Realty Corp.	(1,318)	(2,433)
Neogen Corp.*	(1,219)	(2,451)
Macerich Co.	(1,948)	(2,546)
RLI Corp.	(1,673)	(2,550)
Weyerhaeuser Co.	(2,637)	(2,901)
PTC, Inc.*	(3,462)	(3,467)
Martin Marietta Materials, Inc.	(1,198)	(3,599)
Guidewire Software, Inc.*	(1,477)	(3,784)
Universal Health Realty Income Trust	(2,204)	(4,097)
Flagstar Bancorp, Inc.*	(2,721)	(4,244)
Tyler Technologies, Inc.*	(672)	(4,259)
CyrusOne, Inc.	(2,191)	(4,504)
IMAX Corp.*	(6,855)	(4,567)
On Assignment, Inc.*	(2,176)	(4,643)
Federal Realty Investment Trust	(735)	(4,747)
Jack Henry & Associates, Inc.	(1,011)	(5,060)
Interface, Inc. — Class A	(5,391)	(5,069)
EastGroup Properties, Inc.	(2,361)	(5,409)
National Instruments Corp.	(3,736)	(5,636)
athenahealth, Inc.*	(1,275)	(5,752)
WR Grace & Co.	(4,267)	(6,066)
Ecolab, Inc.	(3,292)	(6,142)
Ferro Corp.*	(6,083)	(6,380)
Air Products & Chemicals, Inc.	(2,919)	(6,525)
PennyMac Mortgage Investment Trust	(8,637)	(6,836)
PriceSmart, Inc.	(1,597)	(7,060)
Sun Communities, Inc.	(4,192)	(7,220)
Douglas Emmett, Inc.	(2,402)	(7,225)
Aspen Technology, Inc.*	(1,486)	(8,072)
DexCom, Inc.*	(1,849)	(8,295)
Alliant Energy Corp.	(9,513)	(10,182)
Regency Centers Corp.	(1,442)	(10,219)
Albemarle Corp.	(3,100)	(10,235)
CoreSite Realty Corp.	(1,472)	(10,335)
salesforce.com, Inc.*	(943)	(10,511)
Vulcan Materials Co.	(2,540)	(10,731)
American Tower Corp. — Class A	(1,068)	(10,840)
Yum! Brands, Inc.	(1,991)	(10,924)
MarketAxess Holdings, Inc.	(957)	(11,040)
Nike, Inc. — Class B	(2,949)	(11,142)
Dril-Quip, Inc.*	(3,108)	(11,170)
WD-40 Co.	(927)	(11,686)
Crown Castle International Corp.	(1,673)	(11,727)
Blackbaud, Inc.	(980)	(11,824)
Rayonier, Inc.	(3,181)	(11,867)
Atmos Energy Corp.	(5,245)	(12,150)
SEI Investments Co.	(2,305)	(12,547)
Bio-Techne Corp.	(1,276)	(13,622)
First Industrial Realty Trust, Inc.	(6,638)	(13,866)
PolyOne Corp.	(2,781)	(15,213)
Investors Bancorp, Inc.	(17,681)	(15,617)
First Midwest Bancorp, Inc.	(7,362)	(15,823)
Boston Properties, Inc.	(2,239)	(15,952)
Cadence Design Systems, Inc.*	(2,335)	(15,967)
People's United Financial, Inc.	(17,857)	(16,091)
Ally Financial, Inc.	(6,226)	(16,542)
Spire, Inc.	(3,751)	(17,112)
Team, Inc.*	(10,742)	(17,135)
Nabors Industries Ltd.	(16,974)	(17,509)
Alexandria Real Estate Equities, Inc.	(1,242)	(17,553)
Ingevity Corp.*	(1,580)	(18,182)
Howard Hughes Corp.*	(1,394)	(18,206)
Five Below, Inc.*	(1,635)	(18,563)
LendingTree, Inc.*	(343)	(18,771)
RSP Permian, Inc.*	(4,280)	(19,492)
Pool Corp.	(1,787)	(20,279)
McDonald's Corp.	(2,000)	(21,477)
Cintas Corp.	(3,219)	(22,107)
Weatherford International plc*	(28,826)	(22,308)
Adobe Systems, Inc.*	(755)	(22,782)
Rollins, Inc.	(10,759)	(23,629)
John Bean Technologies Corp.	(918)	(23,897)
Parsley Energy, Inc. — Class A*	(6,037)	(24,562)
FactSet Research Systems, Inc.	(2,318)	(24,598)
Atlassian Corporation plc — Class A*	(2,488)	(24,683)
Tanger Factory Outlet Centers, Inc.	(14,055)	(24,835)
Verisk Analytics, Inc. — Class A*	(5,242)	(24,998)
Aqua America, Inc.	(3,927)	(25,363)
Callon Petroleum Co.*	(13,239)	(27,429)
SBA Communications Corp.*	(1,616)	(27,507)
Carpenter Technology Corp.	(5,126)	(27,680)
WisdomTree Investments, Inc.	(18,661)	(27,898)
Bottomline Technologies de, Inc.*	(2,915)	(28,690)
DCT Industrial Trust, Inc.	(5,434)	(29,086)
Matador Resources Co.*	(4,345)	(32,667)
Take-Two Interactive Software, Inc.*	(1,009)	(32,999)
TopBuild Corp.*	(1,538)	(34,932)
Covanta Holding Corp.	(16,572)	(35,051)
Ollie's Bargain Outlet Holdings, Inc.*	(2,818)	(36,243)
Commercial Metals Co.	(11,471)	(36,402)
Scotts Miracle-Gro Co. — Class A	(2,424)	(36,677)
Moody's Corp.	(1,874)	(37,038)
Healthcare Services Group, Inc.	(9,866)	(37,832)
CME Group, Inc. — Class A	(1,365)	(38,314)
Cognex Corp.	(2,504)	(38,782)
Trex Company, Inc.*	(1,118)	(38,912)
S&P Global, Inc.	(2,308)	(39,876)
Eaton Vance Corp.	(4,375)	(40,160)
International Flavors & Fragrances, Inc.	(2,903)	(45,843)
Monolithic Power Systems, Inc.	(3,206)	(46,496)
Goldman Sachs Group, Inc.	(1,408)	(47,923)
FMC Corp.	(2,522)	(49,260)
Compass Minerals International, Inc.	(6,421)	(51,890)
Southern Copper Corp.	(9,916)	(52,403)
Allegheny Technologies, Inc.*	(6,640)	(52,921)
Cboe Global Markets, Inc.	(4,148)	(53,821)
Diamondback Energy, Inc.*	(2,143)	(63,616)
Copart, Inc.*	(13,684)	(105,222)
Total Custom Basket of Short Securities		(1,923,311)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[2]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[6]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,347,436	$—	$—	$—	$33,347,436
Money Market Fund	1,067,938	—	—	—	1,067,938
Custom Basket Swap Agreements	—	—	993,865	—	993,865
Securities Lending Collateral	337,092	—	—	—	337,092
Total Assets	$34,752,466	$—	$993,865	$—	$35,746,331

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Swap Agreements	$—	$—	$1,923,311	$—	$1,923,311

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income
Guggenheim Strategy Fund I	$2,110,841	$5,121	$(2,116,806)	$7,831	$(6,987)	$—	—	$—
Guggenheim Strategy Fund II	14,592	49	(14,641)	48	(48)	—	—	—
	$2,125,433	$5,170	$(2,131,447)	$7,879	$(7,035)	$—		$—

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 9.6%
Financial - 2.3%
SVB Financial Group*	77	$18,000
Reinsurance Group of America, Inc. — Class A	94	14,657
SEI Investments Co.	192	13,797
Alleghany Corp.*	23	13,710
East West Bancorp, Inc.	212	12,896
Camden Property Trust REIT	136	12,520
American Financial Group, Inc.	101	10,963
Signature Bank*	79	10,844
Kilroy Realty Corp. REIT	144	10,750
Janus Henderson Group plc	265	10,139
WR Berkley Corp.	141	10,103
Jones Lang LaSalle, Inc.	67	9,978
Eaton Vance Corp.	173	9,755
National Retail Properties, Inc. REIT	223	9,618
Douglas Emmett, Inc. REIT	234	9,608
PacWest Bancorp	189	9,526
First Horizon National Corp.	476	9,515
New York Community Bancorp, Inc.	717	9,335
Liberty Property Trust REIT	216	9,290
Lamar Advertising Co. — Class A REIT	123	9,132
First American Financial Corp.	162	9,078
Brown & Brown, Inc.	170	8,748
Bank of the Ozarks	178	8,624
Synovus Financial Corp.	175	8,390
American Campus Communities, Inc. REIT	200	8,206
Sterling Bancorp	330	8,118
DCT Industrial Trust, Inc. REIT	137	8,053
Omega Healthcare Investors, Inc. REIT[1]	290	7,987
CyrusOne, Inc. REIT	134	7,977
Cullen/Frost Bankers, Inc.	84	7,951
Commerce Bancshares, Inc.	138	7,706
Old Republic International Corp.	360	7,697
Highwoods Properties, Inc. REIT	151	7,687
Webster Financial Corp.	135	7,582
RenaissanceRe Holdings Ltd.	59	7,410
Medical Properties Trust, Inc. REIT	534	7,359
Hospitality Properties Trust REIT	241	7,194
Pinnacle Financial Partners, Inc.	108	7,160
SLM Corp.*	633	7,153
Prosperity Bancshares, Inc.	102	7,147
Wintrust Financial Corp.	82	6,754
Umpqua Holdings Corp.	323	6,718
Hanover Insurance Group, Inc.	62	6,701
Senior Housing Properties Trust REIT	349	6,683
Primerica, Inc.	65	6,601
FNB Corp.	474	6,551
Texas Capital Bancshares, Inc.*	73	6,490
Interactive Brokers Group, Inc. — Class A	105	6,217
Hancock Holding Co.	125	6,187
EPR Properties REIT	94	6,153
CNO Financial Group, Inc.	246	6,074
Life Storage, Inc. REIT	68	6,057
Rayonier, Inc. REIT	189	5,978
Stifel Financial Corp.	100	5,956
Healthcare Realty Trust, Inc. REIT	183	5,878
Taubman Centers, Inc. REIT[1]	89	5,823
Weingarten Realty Investors REIT	175	5,752
Cousins Properties, Inc. REIT	616	5,698
CoreSite Realty Corp. REIT	50	5,695
Associated Banc-Corp.	222	5,639
Chemical Financial Corp.	104	5,561
First Industrial Realty Trust, Inc. REIT	176	5,539
MB Financial, Inc.	123	5,476
Home BancShares, Inc.	232	5,394
United Bankshares, Inc.	154	5,352
Bank of Hawaii Corp.	62	5,313
Legg Mason, Inc.	125	5,248
TCF Financial Corp.	252	5,166
Federated Investors, Inc. — Class B	139	5,015
Kemper Corp.	72	4,961
Sabra Health Care REIT, Inc.	261	4,899
JBG SMITH Properties REIT	137	4,758
Cathay General Bancorp	111	4,681
LaSalle Hotel Properties REIT	166	4,660
UMB Financial Corp.	64	4,603
Fulton Financial Corp.	257	4,600
Washington Federal, Inc.	128	4,384
Valley National Bancorp	387	4,342
Uniti Group, Inc. REIT[1]	242	4,305
GEO Group, Inc. REIT	182	4,295
Corporate Office Properties Trust REIT	146	4,263
Urban Edge Properties REIT	155	3,951
CoreCivic, Inc. REIT	173	3,892
Education Realty Trust, Inc. REIT	111	3,876
BancorpSouth Bank	123	3,868
Tanger Factory Outlet Centers, Inc. REIT[1]	139	3,685
Aspen Insurance Holdings Ltd.	87	3,532
Trustmark Corp.	99	3,154
International Bancshares Corp.	79	3,136
Potlatch Corp. REIT	60	2,994
Mercury General Corp.	54	2,886
Mack-Cali Realty Corp. REIT	132	2,846
Genworth Financial, Inc. — Class A*	732	2,276
Washington Prime Group, Inc. REIT	272	1,937
Quality Care Properties, Inc. REIT*	138	1,906
Alexander & Baldwin, Inc. REIT	68	1,886
Total Financial		653,608
Industrial - 1.8%
Huntington Ingalls Industries, Inc.	67	15,792
Cognex Corp.	254	15,535
Trimble, Inc.*	369	14,996

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Industrial - 1.8% (continued)
IDEX Corp.	112	$14,781
Old Dominion Freight Line, Inc.	100	13,155
Lennox International, Inc.	55	11,454
Keysight Technologies, Inc.*	272	11,315
Orbital ATK, Inc.	85	11,178
Graco, Inc.	247	11,169
Nordson Corp.	74	10,833
Hubbell, Inc.	80	10,827
Arrow Electronics, Inc.*	129	10,373
Carlisle Companies, Inc.	91	10,342
Wabtec Corp.	125	10,179
Coherent, Inc.*	36	10,160
Oshkosh Corp.	110	9,998
Teledyne Technologies, Inc.*	52	9,420
Donaldson Company, Inc.	191	9,349
Gentex Corp.	416	8,715
AECOM*	231	8,582
Trinity Industries, Inc.	223	8,354
Lincoln Electric Holdings, Inc.	91	8,333
Knight-Swift Transportation Holdings, Inc.	188	8,219
Zebra Technologies Corp. — Class A*	78	8,096
Eagle Materials, Inc.	71	8,045
Curtiss-Wright Corp.	65	7,920
AptarGroup, Inc.	91	7,852
Sonoco Products Co.	146	7,758
Genesee & Wyoming, Inc. — Class A*	90	7,086
EMCOR Group, Inc.	86	7,031
Avnet, Inc.	177	7,013
AGCO Corp.	97	6,929
ITT, Inc.	129	6,885
Jabil, Inc.	259	6,799
Crane Co.	74	6,602
Ryder System, Inc.	78	6,565
National Instruments Corp.	157	6,536
Littelfuse, Inc.	33	6,528
Bemis Company, Inc.	133	6,356
Landstar System, Inc.	61	6,350
Woodward, Inc.	81	6,200
SYNNEX Corp.	43	5,846
Kennametal, Inc.	119	5,761
Terex Corp.	117	5,642
Louisiana-Pacific Corp.*	212	5,567
Valmont Industries, Inc.	33	5,473
Cree, Inc.*	144	5,348
Owens-Illinois, Inc.*	239	5,299
Kirby Corp.*	79	5,277
KLX, Inc.*	75	5,119
Dycom Industries, Inc.*	45	5,014
Tech Data Corp.*	51	4,996
Regal Beloit Corp.	65	4,979
Timken Co.	100	4,915
Belden, Inc.[1]	62	4,785
EnerSys	62	4,317
Energizer Holdings, Inc.	89	4,270
Clean Harbors, Inc.*	76	4,119
KBR, Inc.	205	4,065
Vishay Intertechnology, Inc.	193	4,005
MSA Safety, Inc.	50	3,876
Granite Construction, Inc.	58	3,679
GATX Corp.	56	3,481
Silgan Holdings, Inc.	108	3,174
Esterline Technologies Corp.*	39	2,913
Worthington Industries, Inc.	66	2,908
Werner Enterprises, Inc.	66	2,551
Greif, Inc. — Class A1	38	2,302
Knowles Corp.*	131	1,920
Total Industrial		501,211
Consumer, Non-cyclical - 1.4%
Teleflex, Inc.[1]	66	16,422
Ingredion, Inc.	105	14,679
WellCare Health Plans, Inc.*	65	13,072
ManpowerGroup, Inc.	97	12,233
Lamb Weston Holdings, Inc.	214	12,080
ABIOMED, Inc.*	62	11,619
MarketAxess Holdings, Inc.	55	11,096
STERIS plc	125	10,934
West Pharmaceutical Services, Inc.	109	10,755
Service Corporation International	275	10,263
United Therapeutics Corp.*	63	9,321
Bioverativ, Inc.*	159	8,573
Live Nation Entertainment, Inc.*	197	8,386
WEX, Inc.*	59	8,333
Hill-Rom Holdings, Inc.	97	8,176
Catalent, Inc.*	195	8,011
Post Holdings, Inc.*	97	7,685
Charles River Laboratories International, Inc.*	69	7,552
MEDNAX, Inc.*	137	7,321
HealthSouth Corp.	145	7,164
Bio-Rad Laboratories, Inc. — Class A*	30	7,160
Bio-Techne Corp.	55	7,125
Rollins, Inc.	141	6,561
Hain Celestial Group, Inc.*	152	6,443
Snyder's-Lance, Inc.	126	6,310
Sabre Corp.	306	6,273
Masimo Corp.*	70	5,936
Brink's Co.	74	5,824
CoreLogic, Inc.*	121	5,591
Deluxe Corp.	71	5,456
Flowers Foods, Inc.	271	5,233
LivaNova plc*	64	5,115
Molina Healthcare, Inc.*	64	4,908
Edgewell Personal Care Co.*	82	4,870
Avis Budget Group, Inc.*	105	4,607
Akorn, Inc.*	138	4,448
Sprouts Farmers Market, Inc.*	181	4,408
NuVasive, Inc.*	75	4,387
Globus Medical, Inc. — Class A*	106	4,357
TreeHouse Foods, Inc.*	84	4,155
Sanderson Farms, Inc.	29	4,025
Acadia Healthcare Company, Inc.*	120	3,916
Graham Holdings Co. — Class B	7	3,908
Helen of Troy Ltd.*	40	3,854
Lancaster Colony Corp.	29	3,747
Adtalem Global Education, Inc.*	89	3,743

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Consumer, Non-cyclical - 1.4% (continued)
United Natural Foods, Inc.*	75	$3,695
Aaron's, Inc.	91	3,626
Incorporated Research Holdings, Inc. — Class A*	83	3,619
Prestige Brands Holdings, Inc.*	78	3,464
Halyard Health, Inc.*	69	3,186
Mallinckrodt plc*	139	3,136
LifePoint Health, Inc.*	58	2,888
Sotheby's*	55	2,838
Boston Beer Company, Inc. — Class A*	13	2,484
Endo International plc*	295	2,286
Tenet Healthcare Corp.*,1	118	1,789
Owens & Minor, Inc.	90	1,699
Dean Foods Co.	134	1,549
Avon Products, Inc.*	645	1,387
Tootsie Roll Industries, Inc.	28	1,019
Total Consumer, Non-cyclical		374,700
Consumer, Cyclical - 1.2%
NVR, Inc.*	5	17,541
Copart, Inc.*	295	12,741
Domino's Pizza, Inc.	64	12,093
Thor Industries, Inc.	72	10,852
Polaris Industries, Inc.[1]	85	10,539
JetBlue Airways Corp.*	470	10,500
Toll Brothers, Inc.	216	10,372
Toro Co.	158	10,306
Dunkin' Brands Group, Inc.[1]	132	8,510
Carter's, Inc.	69	8,107
Watsco, Inc.	45	7,652
Pool Corp.	59	7,649
Six Flags Entertainment Corp.	114	7,589
Skechers U.S.A., Inc. — Class A*	196	7,416
Brunswick Corp.	129	7,124
Delphi Technologies plc*	130	6,821
Dana, Inc.	212	6,786
Scotts Miracle-Gro Co. — Class A	60	6,419
CalAtlantic Group, Inc.	112	6,316
MSC Industrial Direct Company, Inc. — Class A	65	6,283
Casey's General Stores, Inc.	56	6,269
Williams-Sonoma, Inc.[1]	114	5,894
Cracker Barrel Old Country Store, Inc.[1]	35	5,561
Cinemark Holdings, Inc.	155	5,397
Texas Roadhouse, Inc. — Class A	96	5,057
Nu Skin Enterprises, Inc. — Class A	73	4,981
Tupperware Brands Corp.	75	4,703
American Eagle Outfitters, Inc.	247	4,644
Bed Bath & Beyond, Inc.	210	4,618
AutoNation, Inc.*	87	4,466
Churchill Downs, Inc.	19	4,421
ILG, Inc.	155	4,414
Wendy's Co.	266	4,368
Tempur Sealy International, Inc.*	68	4,263
Jack in the Box, Inc.	43	4,219
Urban Outfitters, Inc.*	117	4,102
TRI Pointe Group, Inc.*	221	3,960
KB Home	123	3,930
Michaels Companies, Inc.*	162	3,919
Deckers Outdoor Corp.*,1	47	3,772
Buffalo Wild Wings, Inc.*	23	3,596
Sally Beauty Holdings, Inc.*	188	3,527
Herman Miller, Inc.	88	3,524
Big Lots, Inc.	62	3,481
Dick's Sporting Goods, Inc.	121	3,477
Cheesecake Factory, Inc.[1]	62	2,987
World Fuel Services Corp.	99	2,786
GameStop Corp. — Class A	149	2,674
Office Depot, Inc.	755	2,673
Cooper Tire & Rubber Co.	75	2,652
Brinker International, Inc.[1]	68	2,641
HNI Corp.	64	2,469
Papa John's International, Inc.	38	2,132
Dillard's, Inc. — Class A1	31	1,861
International Speedway Corp. — Class A	36	1,435
Total Consumer, Cyclical		316,489
Technology - 1.1%
Take-Two Interactive Software, Inc.*	167	18,333
MSCI, Inc. — Class A	132	16,703
Broadridge Financial Solutions, Inc.	171	15,489
CDK Global, Inc.	193	13,757
Leidos Holdings, Inc.	209	13,495
Jack Henry & Associates, Inc.	113	13,216
Teradyne, Inc.	288	12,059
IPG Photonics Corp.*	55	11,777
PTC, Inc.*	170	10,331
Fortinet, Inc.*	219	9,568
Ultimate Software Group, Inc.*	42	9,166
Tyler Technologies, Inc.*	51	9,030
Microsemi Corp.*	172	8,884
MKS Instruments, Inc.	80	7,560
Cypress Semiconductor Corp.	489	7,452
MAXIMUS, Inc.	96	6,872
Teradata Corp.*	177	6,807
Fair Isaac Corp.	44	6,741
Blackbaud, Inc.	71	6,709
Dun & Bradstreet Corp.	54	6,394
Monolithic Power Systems, Inc.	56	6,292
NCR Corp.*	179	6,084
Integrated Device Technology, Inc.*	195	5,797
Silicon Laboratories, Inc.*	62	5,475
DST Systems, Inc.	88	5,462
Medidata Solutions, Inc.*	86	5,450
j2 Global, Inc.	71	5,327
Manhattan Associates, Inc.*	101	5,004
Science Applications International Corp.	63	4,824
Cirrus Logic, Inc.*	93	4,823
ACI Worldwide, Inc.*	174	3,945
NetScout Systems, Inc.*	128	3,898
Allscripts Healthcare Solutions, Inc.*	265	3,856
CommVault Systems, Inc.*	63	3,307
Acxiom Corp.*	116	3,197

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Technology - 1.1% (continued)
Convergys Corp.	136	$3,196
Pitney Bowes, Inc.	274	3,063
VeriFone Systems, Inc.*	165	2,922
Synaptics, Inc.*	50	1,997
Diebold Nixdorf, Inc.[1]	111	1,815
3D Systems Corp.*,1	167	1,443
Total Technology		297,520
Utilities - 0.5%
Atmos Energy Corp.	163	14,000
UGI Corp.	254	11,925
Westar Energy, Inc.	208	10,982
Aqua America, Inc.	261	10,239
Great Plains Energy, Inc.	316	10,188
OGE Energy Corp.	293	9,642
Vectren Corp.	122	7,933
MDU Resources Group, Inc.	286	7,688
National Fuel Gas Co.	126	6,919
IDACORP, Inc.	74	6,761
WGL Holdings, Inc.	75	6,438
Hawaiian Electric Industries, Inc.	160	5,784
ONE Gas, Inc.	77	5,641
Southwest Gas Holdings, Inc.	70	5,634
New Jersey Resources Corp.	127	5,105
PNM Resources, Inc.	117	4,733
Black Hills Corp.	78	4,688
NorthWestern Corp.	71	4,239
Total Utilities		138,539
Basic Materials - 0.5%
Steel Dynamics, Inc.	348	15,009
Chemours Co.	272	13,616
RPM International, Inc.	196	10,274
Reliance Steel & Aluminum Co.	107	9,180
United States Steel Corp.	256	9,009
Olin Corp.	244	8,682
Royal Gold, Inc.	96	7,884
Valvoline, Inc.	297	7,443
Ashland Global Holdings, Inc.	91	6,479
Versum Materials, Inc.	160	6,056
Cabot Corp.	91	5,605
NewMarket Corp.	14	5,563
PolyOne Corp.	119	5,176
Sensient Technologies Corp.	64	4,682
Domtar Corp.	92	4,556
Allegheny Technologies, Inc.*	185	4,466
Commercial Metals Co.	170	3,624
Compass Minerals International, Inc.[1]	50	3,612
Minerals Technologies, Inc.	52	3,580
Carpenter Technology Corp.	69	3,518
Total Basic Materials		138,014
Energy - 0.5%
HollyFrontier Corp.	261	13,352
Energen Corp.*	143	8,233
WPX Energy, Inc.*	583	8,203
First Solar, Inc.*	119	8,035
Patterson-UTI Energy, Inc.	326	7,501
Murphy Oil Corp.	238	7,390
Core Laboratories N.V.[1]	65	7,121
Transocean Ltd.*	574	6,130
PBF Energy, Inc. — Class A	161	5,707
CNX Resources Corp.*	304	4,448
Matador Resources Co.*	142	4,420
Southwestern Energy Co.*	752	4,196
Murphy USA, Inc.*	47	3,777
Ensco plc — Class A	639	3,777
Callon Petroleum Co.*	296	3,596
QEP Resources, Inc.*	353	3,378
SM Energy Co.	151	3,334
Nabors Industries Ltd.	466	3,183
Gulfport Energy Corp.*	242	3,088
Oceaneering International, Inc.	144	3,044
Dril-Quip, Inc.*	56	2,671
Rowan Companies plc — Class A*	167	2,615
Superior Energy Services, Inc.*	225	2,167
Diamond Offshore Drilling, Inc.*,1	95	1,766
NOW, Inc.*	158	1,743
Total Energy		122,875
Communications - 0.3%
FactSet Research Systems, Inc.	57	10,987
LogMeIn, Inc.	77	8,817
ARRIS International plc*	259	6,654
ViaSat, Inc.*,1	79	5,913
Cable One, Inc.	7	4,923
TEGNA, Inc.	315	4,435
Ciena Corp.*	209	4,374
John Wiley & Sons, Inc. — Class A	65	4,274
AMC Networks, Inc. — Class A*	74	4,002
InterDigital, Inc.	51	3,884
Meredith Corp.	58	3,831
Telephone & Data Systems, Inc.	135	3,753
New York Times Co. — Class A	185	3,423
Cars.com, Inc.*,1	105	3,028
Plantronics, Inc.	48	2,418
Total Communications		74,716
Total Common Stocks
(Cost $2,474,854)		2,617,672

MUTUAL FUNDS† - 70.2%
Guggenheim Strategy Fund II2	391,867	9,800,586
Guggenheim Strategy Fund I2	371,288	9,304,473
Total Mutual Funds
(Cost $19,080,534)		19,105,059

	Face Amount
U.S. TREASURY BILLS†† - 206.8%
U.S. Treasury Bills
1.23% due 01/02/18[3,4]	$48,000,000	48,000,000
0.80% due 01/02/18[3,4,5]	4,500,000	4,500,000
1.14% due 01/02/18[3,4]	2,800,000	2,800,000
1.26% due 03/01/18[3,4,6]	1,000,000	997,950
Total U.S. Treasury Bills
(Cost $56,296,036)		56,297,950

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 3.7%
Farmer Mac[7]
1.73% (Fed Funds Effective Rate + 0.32%) due 01/25/18[8]	$1,000,000	$1,000,233
Total Federal Agency Notes
(Cost $1,000,013)		1,000,233

REPURCHASE AGREEMENTS††,9 - 71.9%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[6]	12,758,352	12,758,352
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[6]	6,809,170	6,809,170
Total Repurchase Agreements
(Cost $19,567,522)		19,567,522

	Shares
SECURITIES LENDING COLLATERAL†,10 - 19.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[11]	5,416,396	5,416,396
Total Securities Lending Collateral
(Cost $5,416,396)		5,416,396
Total Investments - 382.1%
(Cost $103,835,355)		$104,004,832
Other Assets & Liabilities, net - (282.1)%		(76,784,903)
Total Net Assets - 100.0%		$27,219,929

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	108	Mar 2018	$20,545,920	$148,379

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	1.92%	At Maturity	01/29/18	842	$1,600,714	$(4,169)
Barclays Bank plc	S&P MidCap 400 Index	1.83%	At Maturity	01/30/18	718	1,364,549	(7,690)
Goldman Sachs International	S&P MidCap 400 Index	1.83%	At Maturity	01/29/18	8,236	15,652,230	(42,440)
						$18,617,493	$(54,299)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[8]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Repurchase Agreements — See Note 4.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,617,672	$—	$—	$—	$—	$2,617,672
Equity Futures Contracts	—	148,379	—	—	—	148,379
Federal Agency Notes	—	—	1,000,233	—	—	1,000,233
Mutual Funds	19,105,059	—	—	—	—	19,105,059
Repurchase Agreements	—	—	19,567,522	—	—	19,567,522
Securities Lending Collateral	5,416,396	—	—	—	—	5,416,396
U.S. Treasury Bills	—	—	56,297,950	—	—	56,297,950
Total Assets	$27,139,127	$148,379	$76,865,705	$—	$—	$104,153,211

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$54,299	$—	$54,299

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$8,803,108	$12,000,000	$(11,500,000)	$14,887	$(13,522)	$9,304,473	371,288	$111,841	$2,204
Guggenheim Strategy Fund II	10,160,083	6,000,000	(6,350,000)	4,033	(13,530)	9,800,586	391,867	179,036	6,573
	$18,963,191	$18,000,000	$(17,850,000)	$18,920	$(27,052)	$19,105,059		$290,877	$8,777

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 77.2%
Technology - 30.9%
Apple, Inc.	27,553	$4,662,794
Microsoft Corp.	41,399	3,541,271
Intel Corp.	25,115	1,159,308
NVIDIA Corp.	3,252	629,262
Broadcom Ltd.	2,189	562,354
Texas Instruments, Inc.	5,289	552,383
QUALCOMM, Inc.	7,911	506,462
Adobe Systems, Inc.*	2,645	463,510
Applied Materials, Inc.	5,723	292,560
Activision Blizzard, Inc.	4,057	256,889
Micron Technology, Inc.*	6,189	254,492
Cognizant Technology Solutions Corp. — Class A	3,164	224,707
Intuit, Inc.	1,372	216,474
Analog Devices, Inc.	1,978	176,101
Electronic Arts, Inc.*	1,652	173,559
Lam Research Corp.	869	159,957
Fiserv, Inc.*	1,118	146,603
NetEase, Inc. ADR	407	140,444
Paychex, Inc.	1,926	131,122
Western Digital Corp.	1,587	126,214
Autodesk, Inc.*	1,176	123,280
Cerner Corp.*	1,784	120,224
Microchip Technology, Inc.	1,255	110,289
Skyworks Solutions, Inc.	983	93,336
Check Point Software Technologies Ltd.*	877	90,875
Xilinx, Inc.	1,347	90,815
KLA-Tencor Corp.	841	88,364
Maxim Integrated Products, Inc.	1,511	78,995
Workday, Inc. — Class A*	735	74,779
CA, Inc.	2,246	74,747
Citrix Systems, Inc.*	809	71,192
Synopsys, Inc.*	806	68,703
Take-Two Interactive Software, Inc.*	612	67,185
ASML Holding N.V. — Class G	386	67,095
Seagate Technology plc	1,553	64,978
Cadence Design Systems, Inc.*	1,515	63,357
Total Technology		15,724,680
Communications - 28.5%
Amazon.com, Inc.*	2,586	3,024,249
Facebook, Inc. — Class A*	12,798	2,258,335
Alphabet, Inc. — Class C*	1,875	1,962,000
Alphabet, Inc. — Class A*	1,601	1,686,493
Cisco Systems, Inc.	26,529	1,016,061
Comcast Corp. — Class A	25,030	1,002,451
Priceline Group, Inc.*	262	455,288
Charter Communications, Inc. — Class A*	1,334	448,171
Netflix, Inc.*	2,322	445,731
Baidu, Inc. ADR*	1,507	352,955
T-Mobile US, Inc.*	4,465	283,572
eBay, Inc.*	5,606	211,570
JD.com, Inc. ADR*	4,948	204,946
Twenty-First Century Fox, Inc. — Class A	5,656	195,302
Twenty-First Century Fox, Inc. — Class B	4,285	146,204
Sirius XM Holdings, Inc.[1]	24,663	132,194
Ctrip.com International Ltd. ADR*	2,458	108,398
Liberty Global plc — Class C*	3,157	106,833
Symantec Corp.	3,327	93,356
Expedia, Inc.	750	89,828
Vodafone Group plc ADR	2,496	79,623
MercadoLibre, Inc.	237	74,574
DISH Network Corp. — Class A*	1,223	58,398
Liberty Global plc — Class A*	1,186	42,506
Liberty Ventures*	437	23,703
Total Communications		14,502,741
Consumer, Non-cyclical - 11.5%
Amgen, Inc.	3,895	677,341
Kraft Heinz Co.	6,539	508,473
Gilead Sciences, Inc.	7,010	502,196
PayPal Holdings, Inc.*	6,450	474,849
Celgene Corp.*	4,225	440,921
Biogen, Inc.*	1,135	361,577
Mondelez International, Inc. — Class A	8,019	343,213
Automatic Data Processing, Inc.	2,380	278,912
Express Scripts Holding Co.*	3,039	226,831
Intuitive Surgical, Inc.*	601	219,329
Regeneron Pharmaceuticals, Inc.*	566	212,793
Vertex Pharmaceuticals, Inc.*	1,357	203,360
Monster Beverage Corp.*	3,026	191,516
Illumina, Inc.*	783	171,078
Alexion Pharmaceuticals, Inc.*	1,199	143,388
Mylan N.V.*	2,879	121,810
Incyte Corp.*	1,132	107,212
Align Technology, Inc.*	430	95,542
Cintas Corp.	570	88,823
Verisk Analytics, Inc. — Class A*	884	84,864
BioMarin Pharmaceutical, Inc.*	942	83,998
Dentsply Sirona, Inc.	1,233	81,168
IDEXX Laboratories, Inc.*	468	73,186
Hologic, Inc.*	1,479	63,227
Shire plc ADR	398	61,738
Henry Schein, Inc.*	842	58,839
Total Consumer, Non-cyclical		5,876,184
Consumer, Cyclical - 5.6%
Starbucks Corp.	7,635	438,478
Costco Wholesale Corp.	2,345	436,452
Walgreens Boots Alliance, Inc.	5,315	385,975
Tesla, Inc.*,1	902	280,838
Marriott International, Inc. — Class A	1,956	265,488
Ross Stores, Inc.	2,069	166,037
Dollar Tree, Inc.*	1,272	136,498
PACCAR, Inc.	1,887	134,128
American Airlines Group, Inc.	2,568	133,613
O'Reilly Automotive, Inc.*	456	109,686
Wynn Resorts Ltd.	552	93,062
Fastenal Co.	1,542	84,332
Ulta Beauty, Inc.*	327	73,137
Hasbro, Inc.	668	60,714
Liberty Interactive Corporation QVC Group — Class A*	2,152	52,552
Total Consumer, Cyclical		2,850,990

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 77.2% (continued)
Industrial - 0.7%
CSX Corp.	4,796	$263,828
J.B. Hunt Transport Services, Inc.	589	67,723
Total Industrial		331,551
Total Common Stocks
(Cost $35,314,619)		39,286,146

MUTUAL FUNDS† - 9.5%
Guggenheim Strategy Fund II2	96,761	2,420,004
Guggenheim Strategy Fund I2	96,568	2,419,985
Total Mutual Funds
(Cost $4,827,002)		4,839,989

	Face Amount
U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bills
1.26% due 03/01/18[3,4,5]	$3,000,000	2,993,850
0.80% due 01/02/18[4,5]	1,000,000	1,000,000
Total U.S. Treasury Bills
(Cost $3,993,674)		3,993,850

REPURCHASE AGREEMENTS††,6 - 6.0%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[3]	1,985,520	1,985,520
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[3]	1,059,678	1,059,678
Total Repurchase Agreements
(Cost $3,045,198)		3,045,198

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[8]	319,726	319,726
Total Securities Lending Collateral
(Cost $319,726)		319,726
Total Investments - 101.1%
(Cost $47,500,219)		$51,484,909
Other Assets & Liabilities, net - (1.1)%		(561,092)
Total Net Assets - 100.0%		$50,923,817

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	10	Mar 2018	$1,282,050	$13,667

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	2.08%	At Maturity	01/29/18	1,491	$9,536,196	$(54,836)
BNP Paribas	NASDAQ-100 Index	2.07%	At Maturity	01/29/18	2,946	18,841,107	(112,266)
Barclays Bank plc	NASDAQ-100 Index	1.98%	At Maturity	01/30/18	5,133	32,835,315	(230,997)
						$61,212,618	$(398,099)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.

Monthly Rebalance NASDAQ-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[8]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,286,146	$—	$—	$—	$—	$39,286,146
Equity Futures Contracts	—	13,667	—	—	—	13,667
Mutual Funds	4,839,989	—	—	—	—	4,839,989
Repurchase Agreements	—	—	3,045,198	—	—	3,045,198
Securities Lending Collateral	319,726	—	—	—	—	319,726
U.S. Treasury Bills	—	—	3,993,849	—	—	3,993,849
Total Assets	$44,445,861	$13,667	$7,039,047	$—	$—	$51,498,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$398,099	$—	$398,099

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$1,719,776	$700,000	$—	$—	$209	$2,419,985	96,568	$34,769	$919
Guggenheim Strategy Fund II	1,719,595	700,000	—	—	409	2,420,004	96,761	40,597	1,293
	$3,439,371	$1,400,000	$—	$—	$618	$4,839,989		$75,366	$2,212

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.6%
Technology - 35.9%
Apple, Inc.	684,593	$115,853,673
Microsoft Corp.	1,028,639	87,989,780
Intel Corp.	624,017	28,804,625
NVIDIA Corp.	80,802	15,635,187
Broadcom Ltd.	54,398	13,974,846
Texas Instruments, Inc.	131,412	13,724,669
QUALCOMM, Inc.	196,560	12,583,771
Adobe Systems, Inc.*	65,727	11,518,000
Applied Materials, Inc.	142,202	7,269,366
Activision Blizzard, Inc.	100,816	6,383,669
Micron Technology, Inc.*	153,771	6,323,063
Cognizant Technology Solutions Corp. — Class A	78,621	5,583,663
Intuit, Inc.	34,087	5,378,247
Analog Devices, Inc.	49,153	4,376,092
Electronic Arts, Inc.*	41,058	4,313,554
Lam Research Corp.	21,593	3,974,623
Fiserv, Inc.*	27,787	3,643,709
NetEase, Inc. ADR	10,115	3,490,383
Paychex, Inc.	47,867	3,258,785
Western Digital Corp.	39,439	3,136,584
Autodesk, Inc.*	29,226	3,063,762
Cerner Corp.*	44,323	2,986,927
Microchip Technology, Inc.	31,188	2,740,801
Skyworks Solutions, Inc.	24,425	2,319,154
Check Point Software Technologies Ltd.*	21,793	2,258,191
Xilinx, Inc.	33,461	2,255,941
KLA-Tencor Corp.	20,894	2,195,333
Maxim Integrated Products, Inc.	37,532	1,962,173
Workday, Inc. — Class A*	18,266	1,858,383
CA, Inc.	55,807	1,857,257
Citrix Systems, Inc.*	20,091	1,768,008
Synopsys, Inc.*	20,033	1,707,613
Take-Two Interactive Software, Inc.*	15,207	1,669,424
ASML Holding N.V. — Class G	9,585	1,666,065
Seagate Technology plc[1]	38,577	1,614,062
Cadence Design Systems, Inc.*	37,649	1,574,481
Total Technology		390,713,864
Communications - 33.1%
Amazon.com, Inc.*	64,251	75,139,617
Facebook, Inc. — Class A*	317,982	56,111,104
Alphabet, Inc. — Class C*	46,598	48,760,147
Alphabet, Inc. — Class A*	39,772	41,895,825
Cisco Systems, Inc.	659,167	25,246,096
Comcast Corp. — Class A	621,927	24,908,176
Priceline Group, Inc.*	6,502	11,298,786
Charter Communications, Inc. — Class A*,1	33,149	11,136,738
Netflix, Inc.*	57,699	11,075,900
Baidu, Inc. ADR*	37,432	8,766,949
T-Mobile US, Inc.*	110,931	7,045,228
eBay, Inc.*	139,280	5,256,427
JD.com, Inc. ADR*	122,932	5,091,843
Twenty-First Century Fox, Inc. — Class A	140,538	4,852,777
Twenty-First Century Fox, Inc. — Class B	106,472	3,632,825
Sirius XM Holdings, Inc.[1]	612,792	3,284,565
Ctrip.com International Ltd. ADR*	61,079	2,693,584
Liberty Global plc — Class C*	78,444	2,654,545
Symantec Corp.	82,666	2,319,608
Expedia, Inc.	18,626	2,230,836
Vodafone Group plc ADR	62,028	1,978,693
MercadoLibre, Inc.	5,888	1,852,718
DISH Network Corp. — Class A*	30,390	1,451,123
Liberty Global plc — Class A*	29,479	1,056,527
Liberty Ventures*	10,847	588,341
Total Communications		360,328,978
Consumer, Non-cyclical - 13.4%
Amgen, Inc.	96,791	16,831,955
Kraft Heinz Co.	162,467	12,633,434
Gilead Sciences, Inc.	174,173	12,477,754
PayPal Holdings, Inc.*	160,259	11,798,268
Celgene Corp.*	104,978	10,955,504
Biogen, Inc.*	28,197	8,982,718
Mondelez International, Inc. — Class A	199,257	8,528,199
Automatic Data Processing, Inc.	59,133	6,929,796
Express Scripts Holding Co.*	75,518	5,636,663
Intuitive Surgical, Inc.*	14,940	5,452,204
Regeneron Pharmaceuticals, Inc.*	14,070	5,289,757
Vertex Pharmaceuticals, Inc.*	33,721	5,053,429
Monster Beverage Corp.*	75,197	4,759,218
Illumina, Inc.*	19,467	4,253,345
Alexion Pharmaceuticals, Inc.*	29,788	3,562,347
Mylan N.V.*	71,527	3,026,307
Incyte Corp.*	28,139	2,665,045
Align Technology, Inc.*	10,690	2,375,211
Cintas Corp.	14,174	2,208,734
Verisk Analytics, Inc. — Class A*	21,959	2,108,064
BioMarin Pharmaceutical, Inc.*	23,417	2,088,094
Dentsply Sirona, Inc.	30,624	2,015,978
IDEXX Laboratories, Inc.*	11,629	1,818,543
Hologic, Inc.*	36,759	1,571,447
Shire plc ADR	9,880	1,532,586
Henry Schein, Inc.*	20,928	1,462,449
Total Consumer, Non-cyclical		146,017,049
Consumer, Cyclical - 6.5%
Starbucks Corp.	189,712	10,895,160
Costco Wholesale Corp.	58,266	10,844,468
Walgreens Boots Alliance, Inc.	132,051	9,589,544
Tesla, Inc.*,1	22,409	6,977,042
Marriott International, Inc. — Class A	48,612	6,598,107
Ross Stores, Inc.	51,414	4,125,973
Dollar Tree, Inc.*	31,613	3,392,391
PACCAR, Inc.	46,882	3,332,373
American Airlines Group, Inc.	63,802	3,319,618
O'Reilly Automotive, Inc.*	11,337	2,727,002
Wynn Resorts Ltd.	13,704	2,310,357
Fastenal Co.	38,320	2,095,721
Ulta Beauty, Inc.*	8,132	1,818,803
Hasbro, Inc.	16,608	1,509,501
Liberty Interactive Corporation QVC Group — Class A*	53,481	1,306,006
Total Consumer, Cyclical		70,842,066

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Industrial - 0.7%
CSX Corp.	119,166	$6,555,322
J.B. Hunt Transport Services, Inc.	14,634	1,682,617
Total Industrial		8,237,939
Total Common Stocks
(Cost $532,033,140)		976,139,896

MUTUAL FUNDS† - 3.1%
Guggenheim Strategy Fund II2	535,552	13,394,166
Guggenheim Strategy Fund I2	479,259	12,010,229
Guggenheim Strategy Fund III[2]	319,831	8,002,159
Total Mutual Funds
(Cost $33,328,710)		33,406,554

	Face Amount
FEDERAL AGENCY NOTES†† - 6.1%
Freddie Mac[3]
1.24% due 10/26/22[4]	$14,500,000	14,493,519
1.24% due 08/24/18[4]	12,500,000	12,498,100
1.12% due 01/26/22[4]	10,000,000	9,998,560
Total Freddie Mac		36,990,179
Federal Farm Credit Bank[5]
1.41% (U.S. Prime Rate - 3.08%) due 03/12/19[6]	30,000,000	30,003,054
Total Federal Agency Notes
(Cost $66,993,248)		66,993,233

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.26% due 03/01/18[7,8,9]	2,000,000	1,995,900

1.31% due 04/19/18[8,9,10]	750,000	746,890
Total U.S. Treasury Bills
(Cost $2,742,820)		2,742,790

REPURCHASE AGREEMENTS††,11 - 0.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[7]	4,304,708	4,304,708
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[7]	2,297,436	2,297,436
Total Repurchase Agreements
(Cost $6,602,144)		6,602,144

	Shares
SECURITIES LENDING COLLATERAL†,12 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[13]	9,505,081	9,505,081
Total Securities Lending Collateral
(Cost $9,505,081)		9,505,081
Total Investments - 100.5%
(Cost $651,205,143)		$1,095,389,698
Other Assets & Liabilities, net - (0.5)%		(5,727,271)
Total Net Assets - 100.0%		$1,089,662,427

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	225	Mar 2018	$28,846,125	$224,868

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	2.08%	At Maturity	01/29/18	3,230	$20,658,538	$(118,776)
Barclays Bank plc	NASDAQ-100 Index	1.98%	At Maturity	01/30/18	3,976	25,432,502	(178,918)
BNP Paribas	NASDAQ-100 Index	2.07%	At Maturity	01/29/18	5,761	36,848,014	(232,442)
						$82,939,054	$(530,136)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[8]	Rate indicated is the effective yield at the time of purchase.
[9]	Zero coupon rate security.
[10]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[11]	Repurchase Agreements — See Note 4.
[12]	Securities lending collateral — See Note 5.
[13]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$976,139,896	$—	$—	$—	$—	$976,139,896
Equity Futures Contracts	—	224,868	—	—	—	224,868
Federal Agency Notes	—	—	66,993,233	—	—	66,993,233
Mutual Funds	33,406,554	—	—	—	—	33,406,554
Repurchase Agreements	—	—	6,602,144	—	—	6,602,144
Securities Lending Collateral	9,505,081	—	—	—	—	9,505,081
U.S. Treasury Bills	—	—	2,742,790	—	—	2,742,790
Total Assets	$1,019,051,531	$224,868	$76,338,167	$—	$—	$1,095,614,566

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$530,136	$—	$530,136

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$12,527,345	$12,475,000	$(13,000,000)	$112,390	$(104,506)	$12,010,229	479,259	$181,885	$3,610
Guggenheim Strategy Fund II	11,992,159	5,400,000	(4,000,000)	23,487	(21,480)	13,394,166	535,552	229,460	7,157
Guggenheim Strategy Fund III	—	8,000,000	—	—	2,159	8,002,159	319,831	140,997	1,952
	$24,519,504	$25,875,000	$(17,000,000)	$135,877	$(123,827)	$33,406,554		$552,342	$12,719

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 84.3%
Consumer, Non-cyclical - 18.4%
Johnson & Johnson	58,221	$8,134,638
Procter & Gamble Co.	55,221	5,073,705
Pfizer, Inc.	129,178	4,678,827
UnitedHealth Group, Inc.	21,001	4,629,880
Coca-Cola Co.	83,102	3,812,720
PepsiCo, Inc.	30,820	3,695,934
Philip Morris International, Inc.	33,659	3,556,073
AbbVie, Inc.	34,546	3,340,944
Merck & Company, Inc.	59,275	3,335,404
Altria Group, Inc.	41,353	2,953,018
Amgen, Inc.	15,732	2,735,795
Medtronic plc	29,334	2,368,721
Bristol-Myers Squibb Co.	35,470	2,173,602
Abbott Laboratories	37,721	2,152,737
Gilead Sciences, Inc.	28,309	2,028,057
PayPal Holdings, Inc.*	24,484	1,802,512
Celgene Corp.*	17,062	1,780,590
Eli Lilly & Co.	20,997	1,773,407
Thermo Fisher Scientific, Inc.	8,690	1,650,057
Biogen, Inc.*	4,582	1,459,688
Colgate-Palmolive Co.	19,030	1,435,814
Mondelez International, Inc. — Class A	32,386	1,386,121
Aetna, Inc.	7,067	1,274,816
Anthem, Inc.	5,564	1,251,956
Danaher Corp.	13,266	1,231,350
Becton Dickinson and Co.	5,744	1,229,466
Allergan plc	7,208	1,179,085
Automatic Data Processing, Inc.	9,611	1,126,313
Cigna Corp.	5,343	1,085,110
Stryker Corp.	6,975	1,080,009
Kraft Heinz Co.	12,939	1,006,137
S&P Global, Inc.	5,526	936,104
Kimberly-Clark Corp.	7,623	919,791
Express Scripts Holding Co.*	12,274	916,131
Intuitive Surgical, Inc.*	2,428	886,074
Constellation Brands, Inc. — Class A	3,733	853,252
Vertex Pharmaceuticals, Inc.*	5,481	821,383
Humana, Inc.	3,096	768,025
Zoetis, Inc.	10,560	760,742
Ecolab, Inc.	5,635	756,104
Boston Scientific Corp.*	29,759	737,726
General Mills, Inc.	12,317	730,275
McKesson Corp.	4,518	704,582
Baxter International, Inc.	10,864	702,249
Illumina, Inc.*	3,164	691,302
Sysco Corp.	10,389	630,924
Regeneron Pharmaceuticals, Inc.*	1,669	627,477
Estee Lauder Companies, Inc. — Class A	4,852	617,369
Alexion Pharmaceuticals, Inc.*	4,842	579,055
Monster Beverage Corp.*	8,922	564,673
HCA Healthcare, Inc.*	6,138	539,162
Moody's Corp.	3,603	531,839
Zimmer Biomet Holdings, Inc.	4,388	529,500
Kroger Co.	19,277	529,154
Tyson Foods, Inc. — Class A	6,449	522,820
Edwards Lifesciences Corp.*	4,586	516,888
Mylan N.V.*	11,622	491,727
Archer-Daniels-Midland Co.	12,120	485,770
Cardinal Health, Inc.	6,818	417,739
Clorox Co.	2,794	415,579
Dr Pepper Snapple Group, Inc.	3,913	379,796
Centene Corp.*	3,738	377,089
Kellogg Co.	5,391	366,480
Incyte Corp.*	3,796	359,519
IHS Markit Ltd.*	7,873	355,466
Laboratory Corporation of America Holdings*	2,206	351,879
Align Technology, Inc.*	1,564	347,505
Hershey Co.	3,057	347,000
Global Payments, Inc.	3,449	345,728
Conagra Brands, Inc.	8,853	333,493
Molson Coors Brewing Co. — Class B	4,004	328,608
Dentsply Sirona, Inc.	4,978	327,702
Verisk Analytics, Inc. — Class A*	3,368	323,328
AmerisourceBergen Corp. — Class A	3,497	321,094
United Rentals, Inc.*	1,832	314,939
IQVIA Holdings, Inc.*	3,155	308,875
Equifax, Inc.	2,602	306,828
JM Smucker Co.	2,462	305,879
IDEXX Laboratories, Inc.*	1,890	295,558
Brown-Forman Corp. — Class B	4,244	291,436
Quest Diagnostics, Inc.	2,954	290,939
Cintas Corp.	1,866	290,779
Total System Services, Inc.	3,626	286,780
Church & Dwight Company, Inc.	5,416	271,721
McCormick & Company, Inc.	2,595	264,456
Nielsen Holdings plc	7,256	264,118
ResMed, Inc.	3,075	260,422
Hologic, Inc.*	5,974	255,388
Perrigo Company plc	2,839	247,447
Gartner, Inc.*	1,965	241,990
Henry Schein, Inc.*	3,401	237,662
DaVita, Inc.*	3,281	237,052
Cooper Companies, Inc.	1,061	231,171
Varian Medical Systems, Inc.*	1,985	220,633
Avery Dennison Corp.	1,916	220,072
Universal Health Services, Inc. — Class B	1,899	215,252
Hormel Foods Corp.	5,834	212,299
Coty, Inc. — Class A	10,233	203,534
Campbell Soup Co.	4,168	200,522
Western Union Co.	9,954	189,226
Robert Half International, Inc.	2,717	150,902
Quanta Services, Inc.*	3,353	131,136
H&R Block, Inc.	4,531	118,803
Envision Healthcare Corp.*	2,622	90,616
Patterson Companies, Inc.	1,785	64,492
Total Consumer, Non-cyclical		107,691,516
Financial - 16.0%
Berkshire Hathaway, Inc. — Class B*	41,705	8,266,765
JPMorgan Chase & Co.	75,194	8,041,246
Bank of America Corp.	210,224	6,205,812
Wells Fargo & Co.	96,045	5,827,050
Visa, Inc. — Class A	39,301	4,481,100

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 84.3% (continued)
Financial - 16.0% (continued)
Citigroup, Inc.	57,300	$4,263,693
Mastercard, Inc. — Class A	20,129	3,046,725
Goldman Sachs Group, Inc.	7,602	1,936,686
U.S. Bancorp	34,166	1,830,614
Morgan Stanley	30,169	1,582,967
American Express Co.	15,613	1,550,527
PNC Financial Services Group, Inc.	10,311	1,487,774
Chubb Ltd.	10,060	1,470,068
BlackRock, Inc. — Class A	2,675	1,374,174
Charles Schwab Corp.	25,857	1,328,274
American Tower Corp. — Class A REIT	9,294	1,325,975
Bank of New York Mellon Corp.	22,192	1,195,261
American International Group, Inc.	19,482	1,160,738
Simon Property Group, Inc. REIT	6,736	1,156,841
MetLife, Inc.	22,805	1,153,021
CME Group, Inc. — Class A	7,375	1,077,119
Prudential Financial, Inc.	9,189	1,056,551
Capital One Financial Corp.	10,505	1,046,088
Crown Castle International Corp. REIT	8,804	977,332
Marsh & McLennan Companies, Inc.	11,060	900,173
Intercontinental Exchange, Inc.	12,678	894,560
BB&T Corp.	17,097	850,063
Allstate Corp.	7,776	814,225
Travelers Companies, Inc.	5,931	804,481
State Street Corp.	8,037	784,492
Equinix, Inc. REIT	1,695	768,208
Aflac, Inc.	8,520	747,886
Prologis, Inc. REIT	11,531	743,865
Aon plc	5,416	725,744
Progressive Corp.	12,604	709,857
Public Storage REIT	3,244	677,996
SunTrust Banks, Inc.	10,316	666,310
Synchrony Financial	15,942	615,521
Discover Financial Services	7,875	605,745
Weyerhaeuser Co. REIT	16,358	576,783
M&T Bank Corp.	3,262	557,769
T. Rowe Price Group, Inc.	5,251	550,987
Ameriprise Financial, Inc.	3,206	543,321
AvalonBay Communities, Inc. REIT	2,992	533,803
Welltower, Inc. REIT	8,026	511,818
Equity Residential REIT	7,964	507,864
Digital Realty Trust, Inc. REIT	4,452	507,083
KeyCorp	23,306	470,082
Northern Trust Corp.	4,655	464,988
Fifth Third Bancorp	15,291	463,929
Ventas, Inc. REIT	7,718	463,157
Citizens Financial Group, Inc.	10,662	447,591
Hartford Financial Services Group, Inc.	7,731	435,101
Boston Properties, Inc. REIT	3,344	434,820
Regions Financial Corp.	25,138	434,385
Willis Towers Watson plc	2,861	431,124
SBA Communications Corp. REIT*	2,547	416,078
Principal Financial Group, Inc.	5,820	410,659
Lincoln National Corp.	4,742	364,518
Realty Income Corp. REIT	6,107	348,221
Essex Property Trust, Inc. REIT	1,431	345,400
Huntington Bancshares, Inc.	23,426	341,083
Comerica, Inc.	3,769	327,187
Invesco Ltd.	8,822	322,356
Host Hotels & Resorts, Inc. REIT	16,038	318,354
GGP, Inc. REIT	13,530	316,467
Franklin Resources, Inc.	7,082	306,863
Cboe Global Markets, Inc.	2,459	306,367
Loews Corp.	5,982	299,279
Vornado Realty Trust REIT	3,736	292,081
E*TRADE Financial Corp.*	5,866	290,778
CBRE Group, Inc. — Class A*	6,547	283,551
Alexandria Real Estate Equities, Inc. REIT	2,074	270,844
Unum Group	4,863	266,930
HCP, Inc. REIT	10,166	265,129
Alliance Data Systems Corp.	1,042	264,126
Raymond James Financial, Inc.	2,785	248,701
Arthur J Gallagher & Co.	3,918	247,931
Mid-America Apartment Communities, Inc. REIT	2,462	247,579
Affiliated Managers Group, Inc.	1,205	247,326
Cincinnati Financial Corp.	3,236	242,603
Extra Space Storage, Inc. REIT	2,729	238,651
Iron Mountain, Inc. REIT	6,099	230,115
UDR, Inc. REIT	5,799	223,378
Regency Centers Corp. REIT	3,207	221,860
Zions Bancorporation	4,329	220,043
SL Green Realty Corp. REIT	2,130	214,981
Torchmark Corp.	2,327	211,082
Duke Realty Corp. REIT	7,718	210,007
Federal Realty Investment Trust REIT	1,572	208,777
Everest Re Group Ltd.	890	196,921
XL Group Ltd.	5,548	195,068
Nasdaq, Inc.	2,522	193,765
Kimco Realty Corp. REIT	9,225	167,434
Macerich Co. REIT	2,349	154,282
Apartment Investment & Management Co. — Class A REIT	3,403	148,745
People's United Financial, Inc.	7,504	140,325
Brighthouse Financial, Inc.*	2,077	121,795
Assurant, Inc.	1,166	117,579
Navient Corp.	5,700	75,924
Total Financial		93,567,275
Technology - 12.8%
Apple, Inc.	111,268	18,829,884
Microsoft Corp.	167,187	14,301,176
Intel Corp.	101,423	4,681,686
Oracle Corp.	66,025	3,121,662
International Business Machines Corp.	18,659	2,862,664
NVIDIA Corp.	13,133	2,541,235
Broadcom Ltd.	8,811	2,263,546
Texas Instruments, Inc.	21,359	2,230,734
Accenture plc — Class A	13,393	2,050,334
QUALCOMM, Inc.	31,947	2,045,247
Adobe Systems, Inc.*	10,683	1,872,089

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 84.3% (continued)
Technology - 12.8% (continued)
salesforce.com, Inc.*	14,871	$1,520,262
Applied Materials, Inc.	23,112	1,181,485
Activision Blizzard, Inc.	16,386	1,037,562
Micron Technology, Inc.*	24,993	1,027,712
Cognizant Technology Solutions Corp. — Class A	12,779	907,564
Intuit, Inc.	5,263	830,396
HP, Inc.	36,197	760,499
Analog Devices, Inc.	7,989	711,260
Electronic Arts, Inc.*	6,673	701,065
Fidelity National Information Services, Inc.	7,235	680,741
Lam Research Corp.	3,510	646,086
Fiserv, Inc.*	4,516	592,183
DXC Technology Co.	6,182	586,672
Western Digital Corp.	6,410	509,787
Autodesk, Inc.*	4,750	497,943
Hewlett Packard Enterprise Co.	34,566	496,368
Paychex, Inc.	6,931	471,862
Cerner Corp.*	6,844	461,217
Red Hat, Inc.*	3,835	460,584
Microchip Technology, Inc.	5,069	445,464
Skyworks Solutions, Inc.	3,982	378,091
Xilinx, Inc.	5,439	366,697
KLA-Tencor Corp.	3,396	356,818
NetApp, Inc.	5,846	323,401
Synopsys, Inc.*	3,256	277,541
Citrix Systems, Inc.*	3,102	272,976
ANSYS, Inc.*	1,839	271,418
Seagate Technology plc	6,270	262,337
Cadence Design Systems, Inc.*	6,119	255,897
Akamai Technologies, Inc.*	3,666	238,437
CA, Inc.	6,803	226,404
Qorvo, Inc.*	2,758	183,683
Advanced Micro Devices, Inc.*	17,772	182,696
Xerox Corp.	4,626	134,848
CSRA, Inc.	3,549	106,186
Total Technology		75,164,399
Communications - 11.4%
Amazon.com, Inc.*	8,668	10,136,966
Facebook, Inc. — Class A*	51,682	9,119,806
Alphabet, Inc. — Class C*	6,542	6,845,549
Alphabet, Inc. — Class A*	6,459	6,803,911
AT&T, Inc.	133,063	5,173,489
Verizon Communications, Inc.	88,406	4,679,330
Cisco Systems, Inc.	107,136	4,103,309
Comcast Corp. — Class A	101,083	4,048,374
Walt Disney Co.	32,731	3,518,910
Priceline Group, Inc.*	1,057	1,836,791
Netflix, Inc.*	9,378	1,800,201
Time Warner, Inc.	16,873	1,543,373
Charter Communications, Inc. — Class A*	4,202	1,411,704
eBay, Inc.*	21,053	794,540
Twenty-First Century Fox, Inc. — Class A	22,842	788,734
CBS Corp. — Class B	7,858	463,622
Symantec Corp.	13,436	377,014
Omnicom Group, Inc.	4,996	363,859
CenturyLink, Inc.	21,082	351,648
Twenty-First Century Fox, Inc. — Class B	9,518	324,754
Expedia, Inc.	2,664	319,067
Motorola Solutions, Inc.	3,511	317,184
DISH Network Corp. — Class A*	4,939	235,837
Viacom, Inc. — Class B	7,646	235,573
Juniper Networks, Inc.	8,125	231,562
VeriSign, Inc.*	1,837	210,226
F5 Networks, Inc.*	1,357	178,066
Scripps Networks Interactive, Inc. — Class A	2,082	177,761
Interpublic Group of Companies, Inc.	8,422	169,787
News Corp. — Class A	8,300	134,543
Discovery Communications, Inc. — Class C*	4,404	93,233
TripAdvisor, Inc.*	2,350	80,981
Discovery Communications, Inc. — Class A*	3,337	74,682
News Corp. — Class B	2,639	43,808
Total Communications		66,988,194
Industrial - 8.5%
Boeing Co.	12,133	3,578,143
General Electric Co.	187,937	3,279,501
3M Co.	12,933	3,044,040
Honeywell International, Inc.	16,510	2,531,974
Union Pacific Corp.	17,059	2,287,612
United Technologies Corp.	16,095	2,053,239
Caterpillar, Inc.	12,893	2,031,679
United Parcel Service, Inc. — Class B	14,890	1,774,143
Lockheed Martin Corp.	5,406	1,735,596
FedEx Corp.	5,346	1,334,041
General Dynamics Corp.	6,018	1,224,362
Raytheon Co.	6,265	1,176,880
Northrop Grumman Corp.	3,773	1,157,972
Illinois Tool Works, Inc.	6,682	1,114,892
Deere & Co.	6,932	1,084,927
CSX Corp.	19,368	1,065,434
Emerson Electric Co.	13,909	969,318
Norfolk Southern Corp.	6,201	898,525
Johnson Controls International plc	20,056	764,334
Eaton Corporation plc	9,548	754,388
Waste Management, Inc.	8,657	747,099
TE Connectivity Ltd.	7,621	724,300
Corning, Inc.	18,834	602,500
Cummins, Inc.	3,381	597,220
Amphenol Corp. — Class A	6,617	580,972
Parker-Hannifin Corp.	2,887	576,187
Roper Technologies, Inc.	2,218	574,462
Stanley Black & Decker, Inc.	3,323	563,880
Rockwell Automation, Inc.	2,785	546,835
Ingersoll-Rand plc	5,415	482,964
Fortive Corp.	6,628	479,536
Rockwell Collins, Inc.	3,528	478,468
Agilent Technologies, Inc.	6,975	467,116
Vulcan Materials Co.	2,867	368,037
Harris Corp.	2,583	365,882
AMETEK, Inc.	5,009	363,002
WestRock Co.	5,518	348,793

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 84.3% (continued)
Industrial - 8.5% (continued)
Mettler-Toledo International, Inc.*	554	$343,214
Dover Corp.	3,376	340,942
L3 Technologies, Inc.	1,693	334,960
Waters Corp.*	1,724	333,059
Republic Services, Inc. — Class A	4,925	332,979
Textron, Inc.	5,709	323,072
Martin Marietta Materials, Inc.	1,362	301,056
Masco Corp.	6,817	299,539
TransDigm Group, Inc.	1,047	287,527
Ball Corp.	7,586	287,130
CH Robinson Worldwide, Inc.	3,021	269,141
Xylem, Inc.	3,892	265,434
Pentair plc	3,579	252,749
Arconic, Inc.	9,179	250,128
Expeditors International of Washington, Inc.	3,851	249,121
Packaging Corporation of America	2,045	246,525
Kansas City Southern	2,244	236,114
Fortune Brands Home & Security, Inc.	3,338	228,453
Snap-on, Inc.	1,235	215,260
J.B. Hunt Transport Services, Inc.	1,855	213,288
AO Smith Corp.	3,160	193,645
Sealed Air Corp.	3,909	192,713
PerkinElmer, Inc.	2,389	174,684
Jacobs Engineering Group, Inc.	2,611	172,222
Allegion plc	2,058	163,734
Acuity Brands, Inc.	914	160,864
Fluor Corp.	3,031	156,551
Garmin Ltd.	2,405	143,266
FLIR Systems, Inc.	3,003	140,000
Stericycle, Inc.*	1,850	125,782
Flowserve Corp.	2,831	119,270
Total Industrial		50,080,675
Consumer, Cyclical - 7.5%
Home Depot, Inc.	25,307	4,796,436
Wal-Mart Stores, Inc.	31,721	3,132,449
McDonald's Corp.	17,276	2,973,545
Nike, Inc. — Class B	28,475	1,781,111
Starbucks Corp.	30,834	1,770,797
Costco Wholesale Corp.	9,470	1,762,556
Lowe's Companies, Inc.	18,048	1,677,381
CVS Health Corp.	21,953	1,591,592
Walgreens Boots Alliance, Inc.	18,815	1,366,345
General Motors Co.	27,704	1,135,587
Ford Motor Co.	84,550	1,056,029
TJX Companies, Inc.	13,789	1,054,307
Marriott International, Inc. — Class A	6,637	900,840
Delta Air Lines, Inc.	14,215	796,040
Southwest Airlines Co.	11,831	774,339
Target Corp.	11,780	768,645
Ross Stores, Inc.	8,356	670,569
Yum! Brands, Inc.	7,303	595,998
Carnival Corp.	8,838	586,578
Dollar Tree, Inc.*	5,138	551,359
PACCAR, Inc.	7,620	541,630
VF Corp.	7,108	525,992
Dollar General Corp.	5,646	525,134
Aptiv plc	5,761	488,706
American Airlines Group, Inc.	9,229	480,185
O'Reilly Automotive, Inc.*	1,843	443,315
Royal Caribbean Cruises Ltd.	3,712	442,767
AutoZone, Inc.*	596	423,977
DR Horton, Inc.	7,396	377,714
Mohawk Industries, Inc.*	1,369	377,707
Best Buy Company, Inc.	5,512	377,407
MGM Resorts International	11,042	368,692
United Continental Holdings, Inc.*	5,457	367,802
Hilton Worldwide Holdings, Inc.	4,382	349,946
Fastenal Co.	6,228	340,609
Newell Brands, Inc.	10,621	328,189
L Brands, Inc.	5,352	322,297
Genuine Parts Co.	3,177	301,847
Wynn Resorts Ltd.	1,737	292,841
Ulta Beauty, Inc.*	1,265	282,930
Lennar Corp. — Class A	4,432	280,280
Tapestry, Inc.	6,163	272,590
LKQ Corp.*	6,697	272,367
WW Grainger, Inc.	1,124	265,545
Whirlpool Corp.	1,557	262,572
Darden Restaurants, Inc.	2,680	257,334
Wyndham Worldwide Corp.	2,196	254,451
CarMax, Inc.*	3,951	253,378
PVH Corp.	1,678	230,238
Tiffany & Co.	2,213	230,041
Hasbro, Inc.	2,456	223,226
BorgWarner, Inc.	4,295	219,431
Michael Kors Holdings Ltd.*	3,296	207,483
Norwegian Cruise Line Holdings Ltd.*	3,862	205,652
Tractor Supply Co.	2,721	203,395
Kohl's Corp.[1]	3,653	198,102
Alaska Air Group, Inc.	2,667	196,051
PulteGroup, Inc.	5,861	194,878
Harley-Davidson, Inc.	3,647	185,559
Goodyear Tire & Rubber Co.	5,338	172,471
Macy's, Inc.	6,601	166,279
Hanesbrands, Inc.	7,901	165,210
Gap, Inc.	4,719	160,729
Advance Auto Parts, Inc.	1,601	159,604
Chipotle Mexican Grill, Inc. — Class A*	538	155,498
Leggett & Platt, Inc.	2,857	136,365
Foot Locker, Inc.	2,687	125,967
Ralph Lauren Corp. — Class A	1,200	124,428
Nordstrom, Inc.	2,527	119,729
Mattel, Inc.	7,449	114,566
Signet Jewelers Ltd.	1,310	74,080
Under Armour, Inc. — Class A*	4,012	57,893
Under Armour, Inc. — Class C*,1	3,995	53,214
Delphi Technologies plc*	1	17
Total Consumer, Cyclical		43,900,813
Energy - 5.1%
Exxon Mobil Corp.	91,828	7,680,494
Chevron Corp.	41,162	5,153,071
Schlumberger Ltd.	30,021	2,023,115

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 84.3% (continued)
Energy - 5.1% (continued)
ConocoPhillips	25,909	$1,422,145
EOG Resources, Inc.	12,531	1,352,220
Occidental Petroleum Corp.	16,584	1,221,577
Phillips 66	9,312	941,909
Halliburton Co.	18,909	924,083
Valero Energy Corp.	9,483	871,583
Kinder Morgan, Inc.	41,622	752,110
Marathon Petroleum Corp.	10,585	698,398
Pioneer Natural Resources Co.	3,688	637,471
Anadarko Petroleum Corp.	11,858	636,063
Williams Companies, Inc.	17,917	546,289
Concho Resources, Inc.*	3,223	484,159
Devon Energy Corp.	11,389	471,505
ONEOK, Inc.	8,310	444,169
Andeavor	3,110	355,597
Apache Corp.	8,255	348,526
Marathon Oil Corp.	18,414	311,749
Noble Energy, Inc.	10,546	307,310
Equities Corp.	5,306	302,017
TechnipFMC plc	9,502	297,508
National Oilwell Varco, Inc.	8,236	296,661
Baker Hughes a GE Co.	9,279	293,587
Cabot Oil & Gas Corp. — Class A	10,023	286,658
Hess Corp.	5,853	277,842
Cimarex Energy Co.	2,064	251,829
Helmerich & Payne, Inc.	2,354	152,163
Newfield Exploration Co.*	4,317	136,115
Range Resources Corp.	4,893	83,475
Chesapeake Energy Corp.*	19,693	77,984
Total Energy		30,039,382
Utilities - 2.5%
NextEra Energy, Inc.	10,194	1,592,201
Duke Energy Corp.	15,168	1,275,780
Dominion Energy, Inc.	13,946	1,130,463
Southern Co.	21,750	1,045,958
Exelon Corp.	20,807	820,004
American Electric Power Company, Inc.	10,659	784,183
Sempra Energy	5,441	581,752
Consolidated Edison, Inc.	6,720	570,864
Public Service Enterprise Group, Inc.	10,967	564,800
Xcel Energy, Inc.	11,004	529,402
PG&E Corp.	11,114	498,241
PPL Corp.	14,805	458,215
WEC Energy Group, Inc.	6,839	454,315
Edison International	7,061	446,538
Eversource Energy	6,867	433,857
DTE Energy Co.	3,888	425,580
American Water Works Company, Inc.	3,866	353,700
Entergy Corp.	3,906	317,909
Ameren Corp.	5,258	310,169
FirstEnergy Corp.	9,641	295,207
CMS Energy Corp.	6,112	289,098
CenterPoint Energy, Inc.	9,341	264,911
Alliant Energy Corp.	5,011	213,519
Pinnacle West Capital Corp.	2,421	206,221
NiSource, Inc.	7,299	187,365
NRG Energy, Inc.	6,519	185,661
AES Corp.	14,312	154,999
SCANA Corp.	3,091	122,960
Total Utilities		14,513,872
Basic Materials - 2.1%
DowDuPont, Inc.	50,711	3,611,637
Monsanto Co.	9,521	1,111,862
Praxair, Inc.	6,205	959,789
Air Products & Chemicals, Inc.	4,723	774,950
LyondellBasell Industries N.V. — Class A	7,010	773,343
Sherwin-Williams Co.	1,783	731,101
PPG Industries, Inc.	5,515	644,262
Freeport-McMoRan, Inc.*	29,175	553,158
International Paper Co.	8,948	518,447
Nucor Corp.	6,890	438,066
Newmont Mining Corp.	11,558	433,656
Albemarle Corp.	2,395	306,297
Eastman Chemical Co.	3,115	288,574
FMC Corp.	2,910	275,461
International Flavors & Fragrances, Inc.	1,711	261,116
CF Industries Holdings, Inc.	5,055	215,040
Mosaic Co.	7,607	195,196
Total Basic Materials		12,091,955
Diversified - 0.0%
Leucadia National Corp.	6,794	179,973
Total Common Stocks
(Cost $486,745,915)		494,218,054

MUTUAL FUNDS† - 5.6%
Guggenheim Strategy Fund II2	562,440	14,066,612
Guggenheim Strategy Fund I2	478,044	11,979,777
Guggenheim Strategy Fund III[2]	279,864	7,002,199
Total Mutual Funds
(Cost $32,873,286)		33,048,588

	Face Amount
U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
0.80% due 01/02/18[3,4,5]	$4,000,000	4,000,000
1.26% due 03/01/18[4,5,6]	1,500,000	1,496,925
1.31% due 04/19/18[3,4,5]	1,500,000	1,493,780
Total U.S. Treasury Bills
(Cost $6,990,777)		6,990,705

FEDERAL AGENCY NOTES†† - 0.8%
Freddie Mac[7]
1.12% due 01/26/22[8]	5,000,000	4,999,280
Total Federal Agency Notes
(Cost $5,000,000)		4,999,280

REPURCHASE AGREEMENTS††,9 - 3.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[6]	12,119,228	12,119,228
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[6]	6,468,067	6,468,067
Total Repurchase Agreements
(Cost $18,587,295)		18,587,295

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,10 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[11]	20,622	$20,622
Total Securities Lending Collateral
(Cost $20,622)		20,622
Total Investments - 95.1%
(Cost $550,217,895)		$557,864,544
Other Assets & Liabilities, net - 4.9%		28,671,813
Total Net Assets - 100.0%		$586,536,357

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	729	Mar 2018	$97,603,988	$637,295

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.02%	At Maturity	01/29/18	1,431	$3,825,191	$(12,891)
Barclays Bank plc	S&P 500 Index	1.93%	At Maturity	01/30/18	7,092	18,960,971	(98,790)
Goldman Sachs International	S&P 500 Index	1.98%	At Maturity	01/29/18	99,263	265,391,314	(325,983)
						$288,177,476	$(437,664)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Repurchase Agreements — See Note 4.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$494,218,054	$—	$—	$—	$—	$494,218,054
Equity Futures Contracts	—	637,295	—	—	—	637,295
Federal Agency Notes	—	—	4,999,280	—	—	4,999,280
Mutual Funds	33,048,588	—	—	—	—	33,048,588
Repurchase Agreements	—	—	18,587,295	—	—	18,587,295
Securities Lending Collateral	20,622	$—	—	—	—	20,622
U.S. Treasury Bills	—	—	6,990,705	—	—	6,990,705
Total Assets	$527,287,264	$637,295	$30,577,280	$—	$—	$558,501,839

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$437,664	$—	$437,664

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$12,473,561	$900,000	$(1,400,000)	$4,462	$1,754	$11,979,777	478,044	$195,150	$4,510
Guggenheim Strategy Fund II	12,060,988	2,000,000	—	—	5,624	14,066,612	562,440	234,846	6,661
Guggenheim Strategy Fund III	—	7,000,000	—	—	2,199	7,002,199	279,864	135,644	1,708
	$24,534,549	$9,900,000	$(1,400,000)	$4,462	$9,577	$33,048,588		$565,640	$12,879

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 95.8%
Mining - 95.8%
Freeport-McMoRan, Inc.*	262,864	$4,983,901
Newmont Mining Corp.	107,844	4,046,307
Barrick Gold Corp.	257,058	3,719,629
Franco-Nevada Corp.	43,258	3,458,477
Goldcorp, Inc.	243,283	3,106,724
Agnico Eagle Mines Ltd.	66,144	3,054,530
Wheaton Precious Metals Corp.	123,760	2,738,809
Randgold Resources Ltd. ADR[1]	27,592	2,728,573
Royal Gold, Inc.	23,693	1,945,669
Kinross Gold Corp.*	434,914	1,878,828
AngloGold Ashanti Ltd. ADR	181,937	1,853,938
Compania de Minas Buenaventura S.A.A ADR*	119,266	1,684,036
Kirkland Lake Gold Ltd.	108,330	1,663,949
Gold Fields Ltd. ADR[1]	349,971	1,504,875
Pan American Silver Corp.	95,915	1,492,437
Yamana Gold, Inc.	469,738	1,465,583
IAMGOLD Corp.*	247,881	1,445,146
Sibanye Gold Ltd. ADR[1]	283,398	1,431,160
B2Gold Corp.*	460,761	1,428,359
Alamos Gold, Inc. — Class A	216,209	1,407,521
Osisko Gold Royalties Ltd.	115,060	1,330,094
Pretium Resources, Inc.*,1	113,946	1,300,124
New Gold, Inc.*	342,893	1,128,118
Tahoe Resources, Inc.	223,306	1,069,636
Coeur Mining, Inc.*	135,416	1,015,620
Hecla Mining Co.	254,438	1,010,119
SSR Mining, Inc.*	104,498	918,537
First Majestic Silver Corp.*,1	132,744	894,695
Novagold Resources, Inc.*,1	225,859	887,626
MAG Silver Corp.*	69,932	864,359
Sandstorm Gold Ltd.*	171,396	855,266
Fortuna Silver Mines, Inc.*	154,638	807,210
Seabridge Gold, Inc.*,1	64,002	723,223
Klondex Mines Ltd.*	213,994	558,524
Endeavour Silver Corp.*,1	201,410	481,370
Gold Resource Corp.	97,677	429,779
AuRico Metals, Inc.*	5	7
Total Mining		61,312,758
Total Common Stocks
(Cost $55,177,629)		61,312,758

EXCHANGE-TRADED FUNDS† - 4.2%
VanEck Vectors Junior Gold Miners ETF	78,548	2,680,843
Total Exchange-Traded Funds
(Cost $2,496,092)		2,680,843

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$376,312	376,312
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	200,839	200,839
Total Repurchase Agreements
(Cost $577,151)		577,151

	Shares
SECURITIES LENDING COLLATERAL†,3 - 10.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	6,930,220	6,930,220
Total Securities Lending Collateral
(Cost $6,930,220)		6,930,220
Total Investments - 111.7%
(Cost $65,181,092)		$71,500,972
Other Assets & Liabilities, net - (11.7)%		(7,517,084)
Total Net Assets - 100.0%		$63,983,888

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$61,312,758	$—	$—	$61,312,758
Exchange-Traded Funds	2,680,843	—	—	2,680,843
Repurchase Agreements	—	577,151	—	577,151
Securities Lending Collateral	6,930,220	—	—	6,930,220
Total Assets	$70,923,821	$577,151	$—	$71,500,972

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
REITS - 95.4%
REITs-Diversified - 23.6%
American Tower Corp. — Class A	3,653	$521,174
Crown Castle International Corp.	4,042	448,702
Equinix, Inc.	897	406,538
Weyerhaeuser Co.	9,818	346,183
Digital Realty Trust, Inc.	2,856	325,298
SBA Communications Corp.*	1,785	291,598
Vornado Realty Trust	3,336	260,808
Duke Realty Corp.	7,653	208,238
Gaming and Leisure Properties, Inc.	5,139	190,143
WP Carey, Inc.	2,640	181,896
Lamar Advertising Co. — Class A	2,397	177,953
Forest City Realty Trust, Inc. — Class A	7,062	170,194
Colony NorthStar, Inc. — Class A	14,212	162,159
New Residential Investment Corp.	8,782	157,022
CoreSite Realty Corp.	1,366	155,587
STORE Capital Corp.	5,789	150,746
EPR Properties	2,231	146,041
Rayonier, Inc.	4,308	136,262
Cousins Properties, Inc.	14,145	130,841
Uniti Group, Inc.[1]	7,038	125,206
PS Business Parks, Inc.	983	122,963
Outfront Media, Inc.	5,197	120,570
Retail Properties of America, Inc. — Class A	8,929	120,006
GEO Group, Inc.	4,900	115,640
CoreCivic, Inc.	4,970	111,825
STAG Industrial, Inc.	3,988	108,992
Washington Real Estate Investment Trust	3,352	104,314
Potlatch Corp.	1,900	94,810
Total REITs-Diversified		5,591,709
REITs-Office Property - 11.8%
Boston Properties, Inc.	2,365	307,521
Alexandria Real Estate Equities, Inc.	1,831	239,110
SL Green Realty Corp.	2,104	212,357
VEREIT, Inc.	23,637	184,132
Kilroy Realty Corp.	2,437	181,922
Douglas Emmett, Inc.	4,361	179,063
Hudson Pacific Properties, Inc.	4,519	154,776
Highwoods Properties, Inc.	3,008	153,137
JBG SMITH Properties	3,940	136,836
Equity Commonwealth*	4,313	131,590
Paramount Group, Inc.	8,286	131,333
Empire State Realty Trust, Inc. — Class A	5,950	122,154
Brandywine Realty Trust	6,658	121,109
Corporate Office Properties Trust	4,052	118,318
Columbia Property Trust, Inc.	4,972	114,107
Piedmont Office Realty Trust, Inc. — Class A	5,711	111,993
Mack-Cali Realty Corp.	4,365	94,109
Government Properties Income Trust	4,954	91,847
Total REITs-Office Property		2,785,414
REITs-Apartments – 10.0%
AvalonBay Communities, Inc.	1,851	330,237
Equity Residential	5,017	319,934
Essex Property Trust, Inc.	1,089	262,852
Invitation Homes, Inc.	9,949	234,498
Mid-America Apartment Communities, Inc.	2,246	225,858
UDR, Inc.	5,542	213,478
Camden Property Trust	2,133	196,364
Apartment Investment & Management Co. — Class A	4,005	175,059
American Homes 4 Rent — Class A	7,699	168,146
American Campus Communities, Inc.	3,759	154,232
Education Realty Trust, Inc.	3,085	107,728
Total REITs-Apartments		2,388,386
REITs-Health Care – 8.9%
Welltower, Inc.	5,056	322,421
Ventas, Inc.	5,048	302,930
HCP, Inc.	8,924	232,738
Healthcare Trust of America, Inc. — Class A	5,503	165,310
Omega Healthcare Investors, Inc.[1]	5,710	157,253
Medical Properties Trust, Inc.	10,993	151,484
Senior Housing Properties Trust	7,521	144,027
Healthcare Realty Trust, Inc.	4,174	134,069
Sabra Health Care REIT, Inc.	6,431	120,710
Physicians Realty Trust	6,703	120,587
National Health Investors, Inc.	1,549	116,764
Quality Care Properties, Inc.*	5,533	76,411
CareTrust REIT, Inc.	4,420	74,079
Total REITs-Health Care		2,118,783
REITs-Hotels - 7.6%
Host Hotels & Resorts, Inc.	12,996	257,971
MGM Growth Properties LLC — Class A1	6,315	184,082
Park Hotels & Resorts, Inc.	5,860	168,475
Hospitality Properties Trust	5,006	149,429
Apple Hospitality REIT, Inc.	7,218	141,545
RLJ Lodging Trust	6,080	133,578
Sunstone Hotel Investors, Inc.	7,836	129,529
Ryman Hospitality Properties, Inc.	1,841	127,066
LaSalle Hotel Properties	4,228	118,680
Pebblebrook Hotel Trust	2,885	107,235
Xenia Hotels & Resorts, Inc.	4,740	102,337
DiamondRock Hospitality Co.	8,998	101,587
Summit Hotel Properties, Inc.	5,620	85,593
Total REITs-Hotels		1,807,107
REITs-Warehouse/Industries - 6.6%
Prologis, Inc.	6,060	390,931
Liberty Property Trust	3,904	167,911
CyrusOne, Inc.	2,644	157,397
DCT Industrial Trust, Inc.	2,677	157,354

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
REITS - 95.4% (continued)
REITs-Warehouse/Industries - 6.6% (continued)
Gramercy Property Trust	5,122	$136,553
First Industrial Realty Trust, Inc.	4,114	129,468
EastGroup Properties, Inc.[1]	1,319	116,573
QTS Realty Trust, Inc. — Class A	2,031	109,999
Rexford Industrial Realty, Inc.	3,400	99,144
Terreno Realty Corp.	2,600	91,156
Total REITs-Warehouse/Industries		1,556,486
REITs-Regional Malls - 6.3%
Simon Property Group, Inc.	2,943	505,431
GGP, Inc.	13,540	316,701
Macerich Co.	3,228	212,015
Taubman Centers, Inc.	2,178	142,507
Tanger Factory Outlet Centers, Inc.[1]	4,145	109,884
Washington Prime Group, Inc.	11,234	79,986
CBL & Associates Properties, Inc.[1]	11,991	67,869
Pennsylvania Real Estate Investment Trust	5,360	63,730
Total REITs-Regional Malls		1,498,123
REITs-Shopping Centers - 6.2%
Regency Centers Corp.	3,373	233,344
Federal Realty Investment Trust	1,595	211,832
Kimco Realty Corp.	10,363	188,088
Brixmor Property Group, Inc.	8,830	164,768
Weingarten Realty Investors	4,273	140,454
DDR Corp.	15,022	134,597
Urban Edge Properties	4,562	116,285
Acadia Realty Trust	3,758	102,819
Retail Opportunity Investments Corp.	5,097	101,685
Kite Realty Group Trust	4,462	87,455
Total REITs-Shopping Centers		1,481,327
REITs-Mortgage - 5.6%
Annaly Capital Management, Inc.	20,842	247,811
AGNC Investment Corp.	9,351	188,797
Starwood Property Trust, Inc.	7,390	157,777
Blackstone Mortgage Trust, Inc. — Class A	3,875	124,698
Chimera Investment Corp.	6,727	124,315
MFA Financial, Inc.	14,983	118,665
Two Harbors Investment Corp.	6,985	113,576
Apollo Commercial Real Estate Finance, Inc.	5,102	94,132
Invesco Mortgage Capital, Inc.	5,278	94,107
ARMOUR Residential REIT, Inc.	2,690	69,187
Total REITs-Mortgage		1,333,065
REITs-Storage - 4.7%
Public Storage	1,929	403,161
Extra Space Storage, Inc.	2,523	220,636
Iron Mountain, Inc.	5,408	204,044
CubeSmart	5,228	151,194
Life Storage, Inc.	1,518	135,208
Total REITs-Storage		1,114,243
REITs-Single Tenant - 2.5%
Realty Income Corp.	4,806	274,038
National Retail Properties, Inc.	4,069	175,496
Spirit Realty Capital, Inc.	15,807	135,624
Total REITs-Single Tenant		585,158
REITs-Manufactured Homes - 1.6%
Equity LifeStyle Properties, Inc.	2,091	186,141
Sun Communities, Inc.	1,945	180,457
Total REITs-Manufactured Homes		366,598
Total REITS		22,626,399
Real Estate – 4.0%
Real Estate Management/Services – 3.3%
CBRE Group, Inc. — Class A*	5,967	258,431
Jones Lang LaSalle, Inc.	1,177	175,291
Realogy Holdings Corp.	4,723	125,159
Redfin Corp.*,1	3,780	118,390
Kennedy-Wilson Holdings, Inc.	6,203	107,622
Total Real Estate Management/Services		784,893
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	1,242	163,037
Total Real Estate		947,930
Total Common Stocks
(Cost $22,461,283)		23,574,329

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$58,045	58,045
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	30,978	30,978
Total Repurchase Agreements
(Cost $89,023)		89,023

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	288,370	288,370
Total Securities Lending Collateral
(Cost $288,370)		288,370
Total Investments - 101.0%
(Cost $22,838,676)		$23,951,722
Other Assets & Liabilities, net - (1.0)%		(238,733)
Total Net Assets - 100.0%		$23,712,989

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,574,329	$—	$—	$23,574,329
Repurchase Agreements	—	89,023	—	89,023
Securities Lending Collateral	288,370	—	—	288,370
Total Assets	$23,862,699	$89,023	$—	$23,951,722

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 69.3%
Wal-Mart Stores, Inc.	11,549	$1,140,464
Home Depot, Inc.	5,315	1,007,352
Lowe's Companies, Inc.	6,521	606,062
Costco Wholesale Corp.	3,179	591,675
CVS Health Corp.	7,788	564,630
Walgreens Boots Alliance, Inc.	7,753	563,023
TJX Companies, Inc.	6,167	471,529
Target Corp.	6,182	403,376
Ross Stores, Inc.	4,676	375,249
Dollar Tree, Inc.*	3,137	336,631
Dollar General Corp.	3,570	332,046
Best Buy Company, Inc.	4,496	307,841
AutoZone, Inc.*,1	421	299,487
O'Reilly Automotive, Inc.*	1,244	299,232
L Brands, Inc.	4,592	276,530
Ulta Beauty, Inc.*	1,145	256,091
Genuine Parts Co.	2,643	251,111
Tiffany & Co.	2,372	246,569
Gap, Inc.	7,105	241,996
CarMax, Inc.*	3,413	218,876
Tractor Supply Co.	2,875	214,906
Kohl's Corp.[1]	3,795	205,803
Burlington Stores, Inc.*	1,634	201,031
Nordstrom, Inc.	3,980	188,572
Macy's, Inc.	7,163	180,436
Advance Auto Parts, Inc.	1,785	177,947
Foot Locker, Inc.[1]	3,481	163,189
Michaels Companies, Inc.*	5,978	144,608
Williams-Sonoma, Inc.[1]	2,694	139,280
AutoNation, Inc.*	2,688	137,975
Urban Outfitters, Inc.*	3,877	135,928
Penske Automotive Group, Inc.	2,796	133,789
Five Below, Inc.*	1,970	130,650
Signet Jewelers Ltd.[1]	2,251	127,294
Ollie's Bargain Outlet Holdings, Inc.*	2,321	123,593
American Eagle Outfitters, Inc.	6,559	123,309
Dick's Sporting Goods, Inc.	4,032	115,880
Bed Bath & Beyond, Inc.	5,180	113,908
Sally Beauty Holdings, Inc.*	5,848	109,708
Children's Place, Inc.	749	108,867
PriceSmart, Inc.	1,262	108,658
Lithia Motors, Inc. — Class A	950	107,911
Big Lots, Inc.	1,818	102,081
HSN, Inc.	2,394	96,598
Party City Holdco, Inc.*	6,560	91,512
Dillard's, Inc. — Class A1	1,473	88,454
GameStop Corp. — Class A	4,842	86,914
DSW, Inc. — Class A	3,992	85,469
RH*	972	83,796
Guess?, Inc.[1]	4,583	77,361
Group 1 Automotive, Inc.	1,076	76,364
Conn's, Inc.*,1	2,148	76,361
Asbury Automotive Group, Inc.*,1	1,170	74,880
Abercrombie & Fitch Co. — Class A1	4,093	71,341
Chico's FAS, Inc.	7,861	69,334
Tailored Brands, Inc.	3,140	68,546
PetMed Express, Inc.	1,470	66,885
Lumber Liquidators Holdings, Inc.*	2,016	63,282
Finish Line, Inc. — Class A1	3,987	57,931
Express, Inc.*	5,567	56,505
Tile Shop Holdings, Inc.	5,088	48,845
Zumiez, Inc.*,1	2,307	48,043
Hibbett Sports, Inc.*,1	2,034	41,494
GNC Holdings, Inc. — Class A*,1	7,764	28,649
Sears Holdings Corp.*	6,430	23,019
Total Retail		13,566,676
Internet - 24.2%
Amazon.com, Inc.*	1,349	1,577,615
Priceline Group, Inc.*	361	627,324
Netflix, Inc.*	3,209	615,999
JD.com, Inc. ADR*	12,007	497,330
Ctrip.com International Ltd. ADR*	7,278	320,960
Expedia, Inc.	2,380	285,052
Wayfair, Inc. — Class A*	2,262	181,571
TripAdvisor, Inc.*	4,102	141,355
Liberty Expedia Holdings, Inc. — Class A*	2,412	106,924
Etsy, Inc.*	5,158	105,481
Groupon, Inc. — Class A*	20,340	103,734
Shutterfly, Inc.*	1,777	88,406
Overstock.com, Inc.*,1	1,289	82,367
Total Internet		4,734,118
Distribution & Wholesale - 2.4%
LKQ Corp.*	5,785	235,276
Pool Corp.	1,166	151,172
Core-Mark Holding Company, Inc.	2,530	79,897
Total Distribution & Wholesale		466,345
Commercial Services - 1.8%
Aaron's, Inc.	2,961	117,996
Monro, Inc.[1]	1,658	94,423
NutriSystem, Inc.	1,622	85,317
Rent-A-Center, Inc.[1]	4,560	50,616
Total Commercial Services		348,352
Leisure Time - 0.9%
Camping World Holdings, Inc. — Class A	3,000	134,190
Liberty TripAdvisor Holdings, Inc. — Class A*	5,757	54,260
Total Leisure Time		188,450
Oil & Gas - 0.5%
Murphy USA, Inc.*	1,381	110,977
Home Furnishings - 0.4%
Sleep Number Corp.*	2,152	80,894
Total Common Stocks
(Cost $15,894,161)		19,495,812

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$58,164	$58,164
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	31,042	31,042
Total Repurchase Agreements
(Cost $89,206)		89,206

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	895,386	895,386
Total Securities Lending Collateral
(Cost $895,386)		895,386
Total Investments - 104.6%
(Cost $16,878,753)		$20,480,404
Other Assets & Liabilities, net - (4.6)%		(893,731)
Total Net Assets - 100.0%		$19,586,673

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,495,812	$—	$—	$19,495,812
Repurchase Agreements	—	89,206	—	89,206
Securities Lending Collateral	895,386	—	—	895,386
Total Assets	$20,391,198	$89,206	$—	$20,480,404

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1%
Financial - 5.7%
MGIC Investment Corp.*	464	$6,547
Sterling Bancorp	266	6,544
Primerica, Inc.	58	5,890
Umpqua Holdings Corp.	277	5,762
Wintrust Financial Corp.	69	5,684
Radian Group, Inc.	269	5,544
Texas Capital Bancshares, Inc.*	61	5,423
Hancock Holding Co.	105	5,197
CNO Financial Group, Inc.	210	5,185
Stifel Financial Corp.	82	4,884
IBERIABANK Corp.	63	4,882
Healthcare Realty Trust, Inc. REIT	152	4,882
Cousins Properties, Inc. REIT	524	4,847
Chemical Financial Corp.	87	4,652
RLJ Lodging Trust REIT	210	4,614
First Industrial Realty Trust, Inc. REIT	146	4,595
Evercore, Inc. — Class A	51	4,590
Sunstone Hotel Investors, Inc. REIT	276	4,562
Gramercy Property Trust REIT	171	4,559
Home BancShares, Inc.	196	4,557
Investors Bancorp, Inc.	322	4,469
MB Financial, Inc.	99	4,407
United Bankshares, Inc.	124	4,309
Essent Group Ltd.*	99	4,299
Selective Insurance Group, Inc.	70	4,109
LaSalle Hotel Properties REIT	144	4,042
BancorpSouth Bank	128	4,026
Ellie Mae, Inc.*	45	4,023
Physicians Realty Trust REIT	220	3,958
UMB Financial Corp.	55	3,956
Cathay General Bancorp	93	3,922
Washington Federal, Inc.	114	3,904
Columbia Banking System, Inc.	89	3,866
Fulton Financial Corp.	212	3,795
Glacier Bancorp, Inc.	96	3,781
South State Corp.	43	3,747
Ryman Hospitality Properties, Inc. REIT	54	3,727
EastGroup Properties, Inc. REIT[1]	42	3,712
GEO Group, Inc. REIT	154	3,634
First Citizens BancShares, Inc. — Class A	9	3,627
Valley National Bancorp	322	3,613
Sabra Health Care REIT, Inc.	189	3,548
First Financial Bankshares, Inc.[1]	78	3,514
Kemper Corp.	49	3,376
American Equity Investment Life Holding Co.	108	3,319
Community Bank System, Inc.	61	3,279
National Health Investors, Inc. REIT	43	3,241
Pebblebrook Hotel Trust REIT	84	3,122
WageWorks, Inc.*	50	3,100
CVB Financial Corp.	128	3,016
First Midwest Bancorp, Inc.	125	3,001
Hope Bancorp, Inc.	160	2,920
RLI Corp.	48	2,912
Great Western Bancorp, Inc.	73	2,905
Old National Bancorp	166	2,897
Xenia Hotels & Resorts, Inc. REIT	134	2,893
PS Business Parks, Inc. REIT	23	2,877
Acadia Realty Trust REIT	105	2,873
QTS Realty Trust, Inc. — Class A REIT	53	2,870
WashingtonFirst Bankshares, Inc.	83	2,844
Education Realty Trust, Inc. REIT	81	2,829
DiamondRock Hospitality Co. REIT	250	2,822
Urban Edge Properties REIT	110	2,804
STAG Industrial, Inc. REIT	101	2,760
Retail Opportunity Investments Corp. REIT	136	2,713
International Bancshares Corp.	68	2,700
Trustmark Corp.	83	2,644
Washington Real Estate Investment Trust REIT	84	2,614
Enstar Group Ltd.*	13	2,610
Lexington Realty Trust REIT	268	2,586
Simmons First National Corp. — Class A	44	2,512
Potlatch Corp. REIT	50	2,495
Invesco Mortgage Capital, Inc. REIT	139	2,478
LegacyTexas Financial Group, Inc.	58	2,448
Bank of NT Butterfield & Son Ltd.	67	2,431
Blackhawk Network Holdings, Inc.*	68	2,424
Mack-Cali Realty Corp. REIT	112	2,415
Rexford Industrial Realty, Inc. REIT	82	2,391
Eagle Bancorp, Inc.*	41	2,374
MBIA, Inc.*,1	319	2,335
ServisFirst Bancshares, Inc.	56	2,324
Hilltop Holdings, Inc.	91	2,305
Argo Group International Holdings Ltd.	37	2,281
Kennedy-Wilson Holdings, Inc.	129	2,238
HFF, Inc. — Class A	46	2,238
Waddell & Reed Financial, Inc. — Class A	99	2,212
Horace Mann Educators Corp.	50	2,205
Banner Corp.	40	2,205
United Community Banks, Inc.	78	2,195
BofI Holding, Inc.*,1	73	2,183
Financial Engines, Inc.	72	2,182
Government Properties Income Trust REIT	117	2,169
Ameris Bancorp	45	2,169
WesBanco, Inc.	53	2,154
LTC Properties, Inc. REIT	49	2,134
Capitol Federal Financial, Inc.	159	2,132
Apollo Commercial Real Estate Finance, Inc. REIT	115	2,122

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Financial - 5.7% (continued)
TowneBank	69	$2,122
First Merchants Corp.	50	2,103
Provident Financial Services, Inc.	76	2,050
Kite Realty Group Trust REIT	104	2,038
Independent Bank Corp.	29	2,026
Terreno Realty Corp. REIT	57	1,998
PRA Group, Inc.*	60	1,992
Union Bankshares Corp.	55	1,989
FCB Financial Holdings, Inc. — Class A*	39	1,981
Chesapeake Lodging Trust REIT	73	1,978
First Financial Bancorp	75	1,976
Renasant Corp.	48	1,963
Genworth Financial, Inc. — Class A*	629	1,956
Four Corners Property Trust, Inc. REIT	76	1,953
NBT Bancorp, Inc.	53	1,950
American Assets Trust, Inc. REIT	51	1,950
Northwest Bancshares, Inc.	116	1,941
Moelis & Co. — Class A	40	1,940
Select Income REIT	77	1,935
Pacific Premier Bancorp, Inc.*	48	1,920
Summit Hotel Properties, Inc. REIT	126	1,919
Westamerica Bancorporation	32	1,906
Artisan Partners Asset Management, Inc. — Class A	48	1,896
Berkshire Hills Bancorp, Inc.	51	1,867
WSFS Financial Corp.	39	1,866
WisdomTree Investments, Inc.	144	1,807
S&T Bancorp, Inc.	45	1,791
Park National Corp.	17	1,768
PennyMac Mortgage Investment Trust REIT	108	1,736
Infinity Property & Casualty Corp.	16	1,696
First Commonwealth Financial Corp.	118	1,690
Employers Holdings, Inc.	38	1,687
CenterState Bank Corp.	65	1,672
Enterprise Financial Services Corp.	37	1,671
Heartland Financial USA, Inc.	31	1,663
Washington Prime Group, Inc. REIT	232	1,652
Piper Jaffray Cos.	19	1,639
Walker & Dunlop, Inc.*	34	1,615
Alexander & Baldwin, Inc. REIT	58	1,609
Quality Care Properties, Inc. REIT*	115	1,588
Boston Private Financial Holdings, Inc.	102	1,576
Kearny Financial Corp.	108	1,561
Agree Realty Corp. REIT	30	1,543
OM Asset Management plc	92	1,541
CareTrust REIT, Inc. REIT	91	1,525
Universal Insurance Holdings, Inc.	55	1,504
National Storage Affiliates Trust REIT	55	1,499
Independent Bank Group, Inc.	22	1,487
Global Net Lease, Inc. REIT	72	1,482
Safety Insurance Group, Inc.	18	1,447
Ramco-Gershenson Properties Trust REIT	98	1,444
LendingClub Corp.*	349	1,441
Third Point Reinsurance Ltd.*	98	1,436
Brookline Bancorp, Inc.	91	1,429
Nelnet, Inc. — Class A	26	1,424
Lakeland Financial Corp.	29	1,406
Sunshine Bancorp, Inc.*	61	1,399
Tompkins Financial Corp.	17	1,383
Beneficial Bancorp, Inc.	84	1,382
Redwood Trust, Inc. REIT	93	1,378
Franklin Street Properties Corp. REIT	128	1,375
State Bank Financial Corp.	46	1,373
Aircastle Ltd.	58	1,357
AMERISAFE, Inc.	22	1,355
Monmouth Real Estate Investment Corp. REIT	76	1,353
Heritage Insurance Holdings, Inc.	75	1,351
St. Joe Co.*	74	1,336
Sandy Spring Bancorp, Inc.	34	1,327
CYS Investments, Inc. REIT	165	1,325
Houlihan Lokey, Inc.	29	1,317
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	54	1,299
Cannae Holdings, Inc.*	76	1,294
First Busey Corp.	43	1,287
Seacoast Banking Corporation of Florida*	51	1,286
City Holding Co.	19	1,282
First Interstate BancSystem, Inc. — Class A	31	1,242
United Fire Group, Inc.	27	1,231
Cohen & Steers, Inc.	26	1,229
First BanCorp*,1	240	1,224
Tier REIT, Inc.	60	1,223
Navigators Group, Inc.	25	1,218
Meridian Bancorp, Inc.	59	1,215
Hanmi Financial Corp.	40	1,214
NMI Holdings, Inc. — Class A*	71	1,207
Universal Health Realty Income Trust REIT	16	1,202
CBL & Associates Properties, Inc. REIT[1]	210	1,189
PHH Corp.*	115	1,184
Southside Bancshares, Inc.	35	1,179
Encore Capital Group, Inc.*	28	1,179
National General Holdings Corp.	60	1,178
Opus Bank*	43	1,174
Ladder Capital Corp. — Class A REIT	84	1,145
Heritage Financial Corp.	37	1,140
Central Pacific Financial Corp.	38	1,134

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Financial - 5.7% (continued)
ARMOUR Residential REIT, Inc.	44	$1,132
United Financial Bancorp, Inc.	64	1,129
Banc of California, Inc.[1]	53	1,094
Chatham Lodging Trust REIT	48	1,092
Seritage Growth Properties REIT	27	1,092
Greenhill & Company, Inc.[1]	56	1,092
MainSource Financial Group, Inc.	30	1,089
James River Group Holdings Ltd.	27	1,080
Lakeland Bancorp, Inc.	56	1,078
BancFirst Corp.	21	1,074
RE/MAX Holdings, Inc. — Class A	22	1,067
First Bancorp	30	1,059
Stewart Information Services Corp.	25	1,058
AmTrust Financial Services, Inc.[1]	105	1,057
OceanFirst Financial Corp.	40	1,050
TrustCo Bank Corp. NY	114	1,049
Diamond Hill Investment Group, Inc.	5	1,033
InfraREIT, Inc.	55	1,022
Stock Yards Bancorp, Inc.	27	1,018
MTGE Investment Corp. REIT	55	1,017
Capstead Mortgage Corp. REIT	117	1,012
National Bank Holdings Corp. — Class A	31	1,005
Getty Realty Corp. REIT	37	1,005
Pennsylvania Real Estate Investment Trust REIT	84	999
National Western Life Group, Inc. — Class A	3	993
1st Source Corp.	20	989
iStar, Inc. REIT*	87	983
ConnectOne Bancorp, Inc.	38	978
Flushing Financial Corp.	35	962
Easterly Government Properties, Inc. REIT	45	960
Washington Trust Bancorp, Inc.	18	959
PJT Partners, Inc. — Class A	21	958
German American Bancorp, Inc.	27	954
TriCo Bancshares	25	947
Northfield Bancorp, Inc.	55	939
Customers Bancorp, Inc.*	36	936
Flagstar Bancorp, Inc.*	25	935
Meta Financial Group, Inc.	10	926
Univest Corporation of Pennsylvania	33	926
GAIN Capital Holdings, Inc.	92	920
NorthStar Realty Europe Corp. REIT	67	900
Independence Realty Trust, Inc. REIT	89	898
Ambac Financial Group, Inc.*	56	895
Armada Hoffler Properties, Inc. REIT	57	885
Bryn Mawr Bank Corp.	20	884
Bridge Bancorp, Inc.	25	875
Federal Agricultural Mortgage Corp. — Class C	11	861
Investors Real Estate Trust REIT	151	858
Hersha Hospitality Trust REIT	49	853
New York Mortgage Trust, Inc. REIT	138	851
Community Trust Bancorp, Inc.	18	848
HomeStreet, Inc.*	29	840
Maiden Holdings Ltd.	127	838
Dime Community Bancshares, Inc.	40	838
FBL Financial Group, Inc. — Class A	12	836
Urstadt Biddle Properties, Inc. — Class A REIT	38	826
Preferred Bank/Los Angeles CA	14	823
CoBiz Financial, Inc.	41	820
Granite Point Mortgage Trust, Inc. REIT	46	816
Forestar Group, Inc.*	37	814
Virtus Investment Partners, Inc.	7	805
Oritani Financial Corp.	49	804
Camden National Corp.	19	800
Alexander's, Inc. REIT	2	792
Trupanion, Inc.*	27	790
Preferred Apartment Communities, Inc. — Class A REIT	39	790
Investment Technology Group, Inc.	41	789
International. FCStone, Inc.*	18	766
Kinsale Capital Group, Inc.	17	765
Greenlight Capital Re Ltd. — Class A*	38	764
New Senior Investment Group, Inc. REIT	101	764
Cass Information Systems, Inc.	13	757
Carolina Financial Corp.	20	743
Saul Centers, Inc. REIT	12	741
Guaranty Bancorp	26	719
First of Long Island Corp.	25	712
Altisource Residential Corp. REIT	60	712
Mercantile Bank Corp.	20	707
Heritage Commerce Corp.	46	705
Horizon Bancorp	25	695
Gladstone Commercial Corp. REIT	33	695
Marcus & Millichap, Inc.*	21	685
Nationstar Mortgage Holdings, Inc.*	37	684
First Defiance Financial Corp.	13	676
FB Financial Corp.*	16	672
Great Southern Bancorp, Inc.	13	671
Peapack Gladstone Financial Corp.	19	665
Whitestone REIT — Class B	46	663
Westwood Holdings Group, Inc.	10	662
Enova International, Inc.*	43	654
Peoples Bancorp, Inc.	20	652
World Acceptance Corp.*	8	646

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Financial - 5.7% (continued)
TriState Capital Holdings, Inc.*	28	$644
QCR Holdings, Inc.	15	643
First Financial Corp.	14	635
Ashford Hospitality Trust, Inc. REIT	94	633
Triumph Bancorp, Inc.*	20	630
Midland States Bancorp, Inc.	19	617
Associated Capital Group, Inc. — Class A	18	614
State Auto Financial Corp.	21	612
CatchMark Timber Trust, Inc. — Class A REIT	46	604
Bancorp, Inc.*	61	603
Hamilton Lane, Inc. — Class A	17	602
Live Oak Bancshares, Inc.	25	596
First Foundation, Inc.*	32	593
Altisource Portfolio Solutions S.A.*	21	588
NexPoint Residential Trust, Inc. REIT	21	587
Blue Hills Bancorp, Inc.	29	583
CorEnergy Infrastructure Trust, Inc. REIT	15	573
Cedar Realty Trust, Inc. REIT	94	572
AG Mortgage Investment Trust, Inc. REIT	30	570
Cadence BanCorp*	21	570
Anworth Mortgage Asset Corp. REIT	104	566
Allegiance Bancshares, Inc.*	15	565
Bank Mutual Corp.	53	564
Community Healthcare Trust, Inc. REIT	20	562
Independent Bank Corp.	25	559
R1 RCM, Inc.*	125	551
United Community Financial Corp.	60	548
Nicolet Bankshares, Inc.*	10	547
First Community Bancshares, Inc.	19	546
Arrow Financial Corp.	16	543
HomeTrust Bancshares, Inc.*	21	541
RMR Group, Inc. — Class A	9	534
Waterstone Financial, Inc.	31	529
West Bancorporation, Inc.	21	528
Veritex Holdings, Inc.*	19	524
Republic First Bancorp, Inc.*	62	524
National Commerce Corp.*	13	523
Fidelity Southern Corp.	24	523
OFG Bancorp	54	508
Green Bancorp, Inc.*	25	507
City Office REIT, Inc.	39	507
Old Second Bancorp, Inc.	37	505
Access National Corp.	18	501
First Mid-Illinois Bancshares, Inc.	13	501
Financial Institutions, Inc.	16	498
Western Asset Mortgage Capital Corp. REIT	50	498
Clifton Bancorp, Inc.	29	496
Virtu Financial, Inc. — Class A1	27	494
One Liberty Properties, Inc. REIT	19	492
PennyMac Financial Services, Inc. — Class A*	22	492
UMH Properties, Inc. REIT	33	492
Farmers & Merchants Bancorp Incorporated/Archbold OH	12	490
Bar Harbor Bankshares	18	486
Farmland Partners, Inc. REIT	56	486
People's Utah Bancorp	16	485
Franklin Financial Network, Inc.*	14	477
Bank of Marin Bancorp	7	476
Atlantic Capital Bancshares, Inc.*	27	475
Republic Bancorp, Inc. — Class A	12	456
Cowen, Inc. — Class A*	33	450
HCI Group, Inc.	15	448
First Connecticut Bancorp, Inc.	17	445
Ares Commercial Real Estate Corp. REIT	34	439
Orchid Island Capital, Inc. REIT	47	436
MidWestOne Financial Group, Inc.	13	436
Citizens, Inc.*	59	434
Equity Bancshares, Inc. — Class A*	12	425
Global Indemnity Ltd*	10	420
CNB Financial Corp.	16	420
Peoples Financial Services Corp.	9	419
Southern National Bancorp of Virginia, Inc.	26	417
Ocwen Financial Corp.*	133	416
MedEquities Realty Trust, Inc. REIT	37	415
Redfin Corp.*,1	13	407
PCSB Financial Corp.*	21	400
Farmers National Banc Corp.	27	398
Investors Title Co.	2	397
Citizens & Northern Corp.	16	384
Western New England Bancorp, Inc.	35	382
Consolidated-Tomoka Land Co.	6	381
United Insurance Holdings Corp.	22	380
First Bancshares, Inc.	11	376
Enterprise Bancorp, Inc.	11	375
Sierra Bancorp	14	372
Dynex Capital, Inc. REIT	53	372
Resource Capital Corp. REIT	39	365
National Bankshares, Inc.	8	364
FRP Holdings, Inc.*	8	354
Health Insurance Innovations, Inc. — Class A*	14	349
Ladenburg Thalmann Financial Services, Inc.	110	348
Farmers Capital Bank Corp.	9	346
American National Bankshares, Inc.	9	345
On Deck Capital, Inc.*	60	344
First Internet Bancorp	9	343

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Financial - 5.7% (continued)
Arlington Asset Investment Corp. — Class A	29	$342
Sun Bancorp, Inc.	14	340
eHealth, Inc.*	19	330
First Bancorp, Inc.	12	327
Oppenheimer Holdings, Inc. — Class A	12	322
Ashford Hospitality Prime, Inc. REIT	33	321
Macatawa Bank Corp.	32	320
Summit Financial Group, Inc.	12	316
Regional Management Corp.*	12	316
EMC Insurance Group, Inc.	11	316
Provident Financial Holdings, Inc.	17	313
Bankwell Financial Group, Inc.	9	309
Territorial Bancorp, Inc.	10	309
Ames National Corp.	11	306
Cherry Hill Mortgage Investment Corp. REIT	17	306
Home Bancorp, Inc.	7	303
Capital City Bank Group, Inc.	13	298
Old Line Bancshares, Inc.	10	294
BSB Bancorp, Inc.*	10	292
First Horizon National Corp.	14	290
Southern First Bancshares, Inc.*	7	289
Sutherland Asset Management Corp. REIT	19	288
Civista Bancshares, Inc.	13	286
Bluerock Residential Growth REIT, Inc.	28	283
Charter Financial Corp.	16	281
Safeguard Scientifics, Inc.*	25	280
First Northwest Bancorp*	17	277
Great Ajax Corp. REIT	20	276
Codorus Valley Bancorp, Inc.	10	275
Owens Realty Mortgage, Inc. REIT	17	272
NI Holdings, Inc.*	16	272
Northrim BanCorp, Inc.	8	271
MutualFirst Financial, Inc.	7	270
HarborOne Bancorp, Inc.*	14	268
Jernigan Capital, Inc. REIT[1]	14	266
Paragon Commercial Corp.*	5	266
Federated National Holding Co.	16	265
Union Bankshares, Inc.	5	265
Baldwin & Lyons, Inc. — Class B	11	263
Southern Missouri Bancorp, Inc.	7	263
Central Valley Community Bancorp	13	262
BankFinancial Corp.	17	261
Bear State Financial, Inc.	25	256
FNB Bancorp	7	255
Orrstown Financial Services, Inc.	10	253
Shore Bancshares, Inc.	15	251
TPG RE Finance Trust, Inc. REIT	13	248
Atlas Financial Holdings, Inc.*	12	247
LCNB Corp.	12	245
MBT Financial Corp.	23	244
First Business Financial Services, Inc.	11	243
Howard Bancorp, Inc.*	11	242
Chemung Financial Corp.	5	240
KKR Real Estate Finance Trust, Inc.	12	240
Century Bancorp, Inc. — Class A	3	235
Penns Woods Bancorp, Inc.	5	233
Reliant Bancorp, Inc.	9	231
Hallmark Financial Services, Inc.*	22	229
Kingstone Companies, Inc.	12	226
Riverview Bancorp, Inc.	26	225
Pzena Investment Management, Inc. — Class A	21	224
Marlin Business Services Corp.	10	224
Premier Financial Bancorp, Inc.	11	221
SI Financial Group, Inc.	15	220
Independence Holding Co.	8	220
Bank of Commerce Holdings	19	218
Investar Holding Corp.	9	217
MidSouth Bancorp, Inc.	16	212
Safety Income and Growth, Inc. REIT	12	211
Evans Bancorp, Inc.	5	209
Capstar Financial Holdings, Inc.*	10	208
GAMCO Investors, Inc. — Class A	7	208
Hingham Institution for Savings	1	207
ACNB Corp.	7	207
WMIH Corp.*	242	205
Entegra Financial Corp.*	7	205
Community Bankers Trust Corp.*	25	204
Ohio Valley Banc Corp.	5	202
Norwood Financial Corp.	6	198
Unity Bancorp, Inc.	10	198
SmartFinancial, Inc.*	9	195
Donegal Group, Inc. — Class A	11	190
BCB Bancorp, Inc.	13	188
ESSA Bancorp, Inc.	12	188
Timberland Bancorp, Inc.	7	186
Northeast Bancorp	8	185
Tiptree, Inc. — Class A	31	184
Malvern Bancorp, Inc.*	7	183
County Bancorp, Inc.	6	179
Stratus Properties, Inc.	6	178
United Security Bancshares	16	176
C&F Financial Corp.	3	174
Clipper Realty, Inc. REIT	17	170
Xenith Bankshares, Inc.*	5	169
Pacific Mercantile Bancorp*	19	166
Two River Bancorp	9	163
Byline Bancorp, Inc.*	7	161
Prudential Bancorp, Inc.	9	158
Global Medical REIT, Inc.	19	156
First Financial Northwest, Inc.	10	155
Peoples Bancorp of North Carolina, Inc.	5	153
Community Financial Corp.	4	153
Trinity Place Holdings, Inc.*	22	153
Middlefield Banc Corp.	3	145
Silvercrest Asset Management Group, Inc. — Class A	9	144

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Financial - 5.7% (continued)
Crawford & Co. — Class B	15	$144
Maui Land & Pineapple Company, Inc.*	8	138
Elevate Credit, Inc.*	18	135
DNB Financial Corp.	4	135
Ellington Residential Mortgage REIT	11	132
Provident Bancorp, Inc.*	5	132
Greene County Bancorp, Inc.	4	130
First Guaranty Bancshares, Inc.	5	125
Parke Bancorp, Inc.	6	123
Old Point Financial Corp.	4	119
Impac Mortgage Holdings, Inc.*	11	112
RBB Bancorp	4	109
PacWest Bancorp	2	101
Blue Capital Reinsurance Holdings Ltd.	7	84
Medley Management, Inc. — Class A	10	65
Transcontinental Realty Investors, Inc.*	2	63
Guaranty Bancshares, Inc.	2	61
RAIT Financial Trust REIT	114	43
Griffin Industrial Realty, Inc.	1	37
Oconee Federal Financial Corp.	1	29
Fifth Street Asset Management, Inc.	2	3
Total Financial		634,020
Consumer, Non-cyclical - 4.9%
Nektar Therapeutics*	187	11,168
Bluebird Bio, Inc.*	52	9,261
Exact Sciences Corp.*	145	7,618
Sage Therapeutics, Inc.*	42	6,918
HealthSouth Corp.	122	6,028
Catalent, Inc.*	143	5,874
Snyder's-Lance, Inc.	106	5,308
Grand Canyon Education, Inc.*	58	5,193
LivaNova plc*	62	4,955
Masimo Corp.*	58	4,918
Insulet Corp.*	71	4,899
Chemed Corp.	20	4,860
PRA Health Sciences, Inc.*	53	4,827
Cantel Medical Corp.	45	4,629
Deluxe Corp.	60	4,610
Healthcare Services Group, Inc.	87	4,587
Brink's Co.	57	4,486
On Assignment, Inc.*	66	4,242
Molina Healthcare, Inc.*	55	4,217
Avis Budget Group, Inc.*	96	4,212
ICU Medical, Inc.*	18	3,888
Neogen Corp.*	46	3,782
Cimpress N.V.*	31	3,716
Darling Ingredients, Inc.*	204	3,699
Integra LifeSciences Holdings Corp.*	77	3,685
NuVasive, Inc.*	63	3,685
Clovis Oncology, Inc.*	54	3,672
Puma Biotechnology, Inc.*	37	3,657
Sarepta Therapeutics, Inc.*	65	3,617
Globus Medical, Inc. — Class A*	87	3,576
Ligand Pharmaceuticals, Inc. — Class B*	26	3,560
FibroGen, Inc.*	74	3,508
Penumbra, Inc.*	37	3,482
Sanderson Farms, Inc.	25	3,469
Avexis, Inc.*	31	3,431
Blueprint Medicines Corp.*	45	3,393
Adtalem Global Education, Inc.*	79	3,322
Haemonetics Corp.*	57	3,311
Helen of Troy Ltd.*	33	3,180
Performance Food Group Co.*	96	3,178
Aaron's, Inc.	78	3,108
United Natural Foods, Inc.*	62	3,055
Portola Pharmaceuticals, Inc.*	61	2,969
Incorporated Research Holdings, Inc. — Class A*	68	2,965
Halozyme Therapeutics, Inc.*	146	2,958
Green Dot Corp. — Class A*	49	2,953
Horizon Pharma plc*	202	2,949
Prestige Brands Holdings, Inc.*	66	2,931
Wright Medical Group N.V.*	129	2,864
AMN Healthcare Services, Inc.*	58	2,856
B&G Foods, Inc.[1]	81	2,847
HealthEquity, Inc.*	61	2,846
J&J Snack Foods Corp.	18	2,733
Vector Group Ltd.	122	2,730
Halyard Health, Inc.*	59	2,725
Array BioPharma, Inc.*	212	2,714
Lancaster Colony Corp.	21	2,713
ABM Industries, Inc.	68	2,565
Amicus Therapeutics, Inc.*	178	2,561
Insmed, Inc.*	82	2,557
Merit Medical Systems, Inc.*	59	2,549
Insperity, Inc.	44	2,523
Magellan Health, Inc.*	26	2,510
Ironwood Pharmaceuticals, Inc. — Class A*	167	2,503
Inogen, Inc.*	21	2,501
Sotheby's*	48	2,477
Nevro Corp.*	35	2,416
Myriad Genetics, Inc.*	70	2,404
LendingTree, Inc.*	7	2,383
Medicines Co.*	86	2,351
Select Medical Holdings Corp.*	133	2,347
Monro, Inc.[1]	41	2,335
Korn/Ferry International	56	2,317
Teladoc, Inc.*,1	66	2,300
Loxo Oncology, Inc.*	27	2,273
Ultragenyx Pharmaceutical, Inc.*	49	2,273
TriNet Group, Inc.*	50	2,217
Pacira Pharmaceuticals, Inc.*	48	2,191
FTI Consulting, Inc.*	50	2,148
Boston Beer Company, Inc. — Class A*	11	2,102
Aerie Pharmaceuticals, Inc.*	35	2,091
Supernus Pharmaceuticals, Inc.*	52	2,072
Immunomedics, Inc.*,1	128	2,068
Corcept Therapeutics, Inc.*,1	114	2,059
NutriSystem, Inc.	39	2,051

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Non-cyclical - 4.9% (continued)
MiMedx Group, Inc.*,1	161	$2,030
Travelport Worldwide Ltd.	155	2,026
Matthews International Corp. — Class A	38	2,006
WD-40 Co.	17	2,006
Cal-Maine Foods, Inc.*	45	2,000
NxStage Medical, Inc.*	81	1,963
Emergent BioSolutions, Inc.*	42	1,952
Cambrex Corp.*	40	1,920
AnaptysBio, Inc.*	19	1,914
Fresh Del Monte Produce, Inc.	40	1,907
Amedisys, Inc.*	36	1,898
TrueBlue, Inc.*	69	1,898
Atrion Corp.	3	1,892
Varex Imaging Corp.*	47	1,888
Herc Holdings, Inc.*	29	1,816
Integer Holdings Corp.*	40	1,812
Global Blood Therapeutics, Inc.*	46	1,810
Prothena Corporation plc*,1	48	1,800
SpartanNash Co.	67	1,788
Calavo Growers, Inc.[1]	21	1,772
Spectrum Pharmaceuticals, Inc.*	93	1,762
HMS Holdings Corp.*	103	1,746
Bob Evans Farms, Inc.	22	1,734
CONMED Corp.	34	1,733
Navigant Consulting, Inc.*	89	1,727
Arena Pharmaceuticals, Inc.*	50	1,698
Acceleron Pharma, Inc.*	40	1,698
Ignyta, Inc.*	63	1,682
ACCO Brands Corp.*	137	1,671
Repligen Corp.*	46	1,669
National Beverage Corp.	17	1,656
Tivity Health, Inc.*	45	1,645
Innoviva, Inc.*	115	1,632
USANA Health Sciences, Inc.*	22	1,629
Aimmune Therapeutics, Inc.*	43	1,626
Central Garden & Pet Co. — Class A*	43	1,621
Natus Medical, Inc.*	42	1,604
Weight Watchers International, Inc.*	36	1,594
Universal Corp.	30	1,575
Tenet Healthcare Corp.*,1	101	1,531
Impax Laboratories, Inc.*	91	1,515
Spark Therapeutics, Inc.*,1	29	1,491
Zogenix, Inc.*	37	1,482
Sangamo Therapeutics, Inc.*	89	1,460
Hertz Global Holdings, Inc.*,1	66	1,459
Hostess Brands, Inc.*	98	1,451
Novocure Ltd.*	71	1,434
Theravance Biopharma, Inc.*	51	1,422
Owens & Minor, Inc.	75	1,416
Dynavax Technologies Corp.*	75	1,402
Viad Corp.	25	1,385
Esperion Therapeutics, Inc.*	21	1,383
Analogic Corp.	16	1,340
Abaxis, Inc.	27	1,337
Ensign Group, Inc.	60	1,332
Paylocity Holding Corp.*	28	1,320
Dermira, Inc.*	47	1,307
Radius Health, Inc.*	41	1,303
OraSure Technologies, Inc.*	69	1,301
Quidel Corp.*	30	1,301
Dean Foods Co.	112	1,295
Coca-Cola Bottling Company Consolidated	6	1,292
McGrath RentCorp	27	1,268
Enanta Pharmaceuticals, Inc.*	20	1,174
Strayer Education, Inc.	13	1,165
LHC Group, Inc.*	19	1,164
REGENXBIO, Inc.*	35	1,164
Capella Education Co.	15	1,161
Foundation Medicine, Inc.*	17	1,159
Acorda Therapeutics, Inc.*	54	1,158
MGP Ingredients, Inc.	15	1,153
Orthofix International N.V.*	21	1,149
Editas Medicine, Inc.*,1	37	1,137
Momenta Pharmaceuticals, Inc.*	81	1,130
Providence Service Corp.*	19	1,127
ICF International, Inc.*	21	1,103
US Physical Therapy, Inc.	15	1,083
Xencor, Inc.*	49	1,074
TherapeuticsMD, Inc.*,1	177	1,069
Kelly Services, Inc. — Class A	39	1,064
Andersons, Inc.	34	1,059
Huron Consulting Group, Inc.*	26	1,052
Triple-S Management Corp. — Class B*	42	1,044
Diplomat Pharmacy, Inc.*	52	1,044
Cardtronics plc — Class A*	56	1,037
SUPERVALU, Inc.*	48	1,037
Retrophin, Inc.*	49	1,032
Heron Therapeutics, Inc.*	57	1,032
BioTelemetry, Inc.*	34	1,017
Career Education Corp.*	84	1,015
EVERTEC, Inc.	74	1,010
Luminex Corp.	51	1,005
CBIZ, Inc.*	63	973
PDL BioPharma, Inc.*	355	973
AxoGen, Inc.*	34	962
Omeros Corp.*	49	952
Alarm.com Holdings, Inc.*	25	944
Almost Family, Inc.*	17	941
Glaukos Corp.*,1	36	923
Anika Therapeutics, Inc.*	17	916
National Healthcare Corp.	15	914
Intersect ENT, Inc.*	28	907
K2M Group Holdings, Inc.*	50	900
CRA International, Inc.	20	899
MyoKardia, Inc.*	21	884
Kindred Healthcare, Inc.*	91	883
Alder Biopharmaceuticals, Inc.*	77	882
Quad/Graphics, Inc.	39	881
Flexion Therapeutics, Inc.*	35	876
Inter Parfums, Inc.	20	869
Amphastar Pharmaceuticals, Inc.*	45	866
Revance Therapeutics, Inc.*	24	858
Cardiovascular Systems, Inc.*	36	853
iRhythm Technologies, Inc.*	15	841

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Medifast, Inc.	12	$838
Vanda Pharmaceuticals, Inc.*	55	836
Carriage Services, Inc. — Class A	32	823
Genomic Health, Inc.*	24	821
MacroGenics, Inc.*	43	817
Accelerate Diagnostics, Inc.*	31	812
RR Donnelley & Sons Co.	87	809
CytomX Therapeutics, Inc.*	38	802
Laureate Education, Inc. — Class A*	59	800
Akebia Therapeutics, Inc.*	53	788
SP Plus Corp.*	21	779
STAAR Surgical Co.*	50	775
Cutera, Inc.*	17	771
Assembly Biosciences, Inc.*	17	769
AngioDynamics, Inc.*	45	748
Eagle Pharmaceuticals, Inc.*	14	748
CryoLife, Inc.*	39	747
Five Prime Therapeutics, Inc.*	34	745
Textainer Group Holdings Ltd.*	34	731
Tootsie Roll Industries, Inc.	20	728
PTC Therapeutics, Inc.*	43	717
Lantheus Holdings, Inc.*	35	716
AtriCure, Inc.*	39	711
ANI Pharmaceuticals, Inc.*	11	709
La Jolla Pharmaceutical Co.*	22	708
Kforce, Inc.	28	707
Phibro Animal Health Corp. — Class A	21	704
Meridian Bioscience, Inc.	50	700
Lannett Company, Inc.*,1	30	696
John B Sanfilippo & Son, Inc.	11	696
ImmunoGen, Inc.*	107	686
ZIOPHARM Oncology, Inc.*	161	667
RPX Corp.	49	659
Medpace Holdings, Inc.*	18	653
Epizyme, Inc.*	52	653
K12, Inc.*	41	652
Intra-Cellular Therapies, Inc.*	45	652
Barrett Business Services, Inc.	10	645
Exactech, Inc.*	13	643
Ennis, Inc.	30	622
Aclaris Therapeutics, Inc.*	25	617
Rigel Pharmaceuticals, Inc.*	158	613
Hackett Group, Inc.	39	613
B. Riley Financial, Inc.	33	597
Synergy Pharmaceuticals, Inc.*,1	265	591
Invacare Corp.	35	590
Rent-A-Center, Inc.[1]	53	588
Central Garden & Pet Co.*	15	584
e.l.f. Beauty, Inc.*,1	26	580
Cross Country Healthcare, Inc.*	45	574
LeMaitre Vascular, Inc.	18	573
AMAG Pharmaceuticals, Inc.*	43	570
Minerva Neurosciences, Inc.*	94	569
Heidrick & Struggles International, Inc.	23	565
Audentes Therapeutics, Inc.*	18	562
Heska Corp.*	7	561
LSC Communications, Inc.	37	561
Kala Pharmaceuticals, Inc.*	30	555
Ingles Markets, Inc. — Class A	16	554
Team, Inc.*	37	551
Concert Pharmaceuticals, Inc.*	21	543
Adamas Pharmaceuticals, Inc.*,1	16	542
Endologix, Inc.*	101	540
Surmodics, Inc.*	19	532
NeoGenomics, Inc.*	60	532
CorVel Corp.*	10	529
Iovance Biotherapeutics, Inc.*	66	528
WaVe Life Sciences Ltd.*	15	526
Atara Biotherapeutics, Inc.*	29	525
Lexicon Pharmaceuticals, Inc.*,1	53	524
Sucampo Pharmaceuticals, Inc. — Class A*	29	521
Everi Holdings, Inc.*	69	520
Paratek Pharmaceuticals, Inc.*	29	519
Progenics Pharmaceuticals, Inc.*	87	518
BioCryst Pharmaceuticals, Inc.*	105	516
Community Health Systems, Inc.*	120	511
CAI International, Inc.*	18	510
Keryx Biopharmaceuticals, Inc.*,1	108	502
Depomed, Inc.*	62	499
Collegium Pharmaceutical, Inc.*	27	498
Weis Markets, Inc.	12	497
Amplify Snack Brands, Inc.*	41	492
MoneyGram International, Inc.*	37	488
Forrester Research, Inc.	11	486
Resources Connection, Inc.	31	479
American Public Education, Inc.*,1	19	476
Abeona Therapeutics, Inc.*	30	475
RadNet, Inc.*	47	475
Madrigal Pharmaceuticals, Inc.*	5	459
Chefs' Warehouse, Inc.*	22	451
TG Therapeutics, Inc.*	55	451
Achaogen, Inc.*	41	440
Stemline Therapeutics, Inc.*	28	437
Pendrell Corp.	1	431
Accuray, Inc.*,1	99	426
Coherus Biosciences, Inc.*	48	422
BioScrip, Inc.*,1	144	419
Enzo Biochem, Inc.*	51	416
Tejon Ranch Co.*	20	415
Achillion Pharmaceuticals, Inc.*	144	415
Novavax, Inc.*	333	413
National Research Corp. — Class A	11	410
Cerus Corp.*	121	409
Invitae Corp.*	45	409
Cytokinetics, Inc.*	50	408
Tactile Systems Technology, Inc.*	14	406
Capital Senior Living Corp.*	30	405
Karyopharm Therapeutics, Inc.*	42	403
Celldex Therapeutics, Inc.*	140	398
Cara Therapeutics, Inc.*,1	32	392
Entellus Medical, Inc.*,1	16	390

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Primo Water Corp.*	31	$390
Great Lakes Dredge & Dock Corp.*	72	389
Emerald Expositions Events, Inc.	19	386
Oxford Immunotec Global plc*	27	377
Inovio Pharmaceuticals, Inc.*	91	376
Vectrus, Inc.*	12	370
Corbus Pharmaceuticals Holdings, Inc.*,1	52	369
Aduro Biotech, Inc.*	48	360
Antares Pharma, Inc.*	178	354
Farmer Brothers Co.*	11	354
ViewRay, Inc.*	38	352
Intellia Therapeutics, Inc.*	18	346
Rockwell Medical, Inc.*	59	343
Civitas Solutions, Inc.*	20	342
Tetraphase Pharmaceuticals, Inc.*	54	340
Catalyst Pharmaceuticals, Inc.*	87	340
Reata Pharmaceuticals, Inc. — Class A*	12	340
Geron Corp.*	188	338
Seneca Foods Corp. — Class A*	11	338
Limoneira Co.	15	336
Pacific Biosciences of California, Inc.*	127	335
Cadiz, Inc.*	23	328
Revlon, Inc. — Class A*	15	327
Utah Medical Products, Inc.	4	326
Biohaven Pharmaceutical Holding Company Ltd.*	12	324
Kura Oncology, Inc.*	21	321
Calithera Biosciences, Inc.*	38	317
Idera Pharmaceuticals, Inc.*	150	316
Addus HomeCare Corp.*	9	313
Akcea Therapeutics, Inc.*	18	312
Craft Brew Alliance, Inc.*	16	307
CSS Industries, Inc.	11	306
Natera, Inc.*	34	306
Voyager Therapeutics, Inc.*	18	299
Fate Therapeutics, Inc.*	47	287
Pieris Pharmaceuticals, Inc.*	38	287
Bellicum Pharmaceuticals, Inc.*	34	286
Ardelyx, Inc.*	43	284
RTI Surgical, Inc.*	68	279
NantKwest, Inc.*	62	278
Surgery Partners, Inc.*	23	278
Care.com, Inc.*	15	271
Chimerix, Inc.*	58	269
Neos Therapeutics, Inc.*	26	265
Kindred Biosciences, Inc.*	28	265
Aileron Therapeutics, Inc.*	25	263
Agenus, Inc.*	80	261
BioSpecifics Technologies Corp.*	6	260
Collectors Universe, Inc.	9	258
Seres Therapeutics, Inc.*	25	253
ServiceSource International, Inc.*	82	253
NewLink Genetics Corp.*	31	251
GenMark Diagnostics, Inc.*	60	250
Insys Therapeutics, Inc.*,1	26	250
Corium International, Inc.*	26	250
Protagonist Therapeutics, Inc.*	12	250
Franklin Covey Co.*	12	249
Acacia Research Corp.*	60	243
Pulse Biosciences, Inc.*	10	236
SEACOR Marine Holdings, Inc.*	20	234
MediciNova, Inc.*	36	233
Aratana Therapeutics, Inc.*	44	231
Smart & Final Stores, Inc.*	27	231
Village Super Market, Inc. — Class A	10	229
Athersys, Inc.*	125	226
Edge Therapeutics, Inc.*	24	225
G1 Therapeutics, Inc.*	11	218
Sientra, Inc.*	15	211
Axovant Sciences Ltd.*	38	200
Otonomy, Inc.*	36	200
Calyxt, Inc.*	9	198
BioTime, Inc.*	92	198
Willdan Group, Inc.*	8	192
American Renal Associates Holdings, Inc.*	11	191
Jounce Therapeutics, Inc.*,1	15	191
Strongbridge Biopharma plc*	26	188
Teligent, Inc.*	51	185
Veracyte, Inc.*	28	183
Bridgepoint Education, Inc.*,1	22	183
Clearside Biomedical, Inc.*	25	175
FONAR Corp.*	7	170
Organovo Holdings, Inc.*	123	165
NanoString Technologies, Inc.*	22	164
Tocagen, Inc.*	16	164
Information Services Group, Inc.*	39	163
Nature's Sunshine Products, Inc.	14	162
Fortress Biotech, Inc.*	40	160
Quotient Ltd.*	32	158
Melinta Therapeutics, Inc.*	10	158
VBI Vaccines, Inc.*	37	158
ChemoCentryx, Inc.*	26	155
Merrimack Pharmaceuticals, Inc.	15	154
Natural Health Trends Corp.[1]	10	152
Zynerba Pharmaceuticals, Inc.*	12	150
Recro Pharma, Inc.*	16	148
Selecta Biosciences, Inc.*	15	147
Miragen Therapeutics, Inc.*	14	146
Syros Pharmaceuticals, Inc.*	15	146
AAC Holdings, Inc.*	16	144
Dova Pharmaceuticals, Inc.*,1	5	144
BG Staffing, Inc.	9	143
Durect Corp.*	153	141
Cascadian Therapeutics, Inc.*	38	141
Ascent Capital Group, Inc. — Class A*	12	138
Immune Design Corp.*	34	133
ARC Document Solutions, Inc.*	51	130
Conatus Pharmaceuticals, Inc.*	28	129
Anavex Life Sciences Corp.*	40	129

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Ra Pharmaceuticals, Inc.*	15	$128
Athenex, Inc.*	8	127
Ocular Therapeutix, Inc.*	28	125
Alico, Inc.	4	118
Corvus Pharmaceuticals, Inc.*	11	114
Syndax Pharmaceuticals, Inc.*	13	114
Advaxis, Inc.*	40	114
Nymox Pharmaceutical Corp.*	34	112
Sienna Biopharmaceuticals, Inc.*	6	109
Trevena, Inc.*	68	109
Turning Point Brands, Inc.	5	106
ConforMIS, Inc.*	44	105
Curis, Inc.*	141	99
Cambium Learning Group, Inc.*	17	97
XBiotech, Inc.*	23	91
Natural Grocers by Vitamin Cottage, Inc.*	10	89
Liberty Tax, Inc.	8	88
Viveve Medical, Inc.*	17	84
Mersana Therapeutics, Inc.*	5	82
Matinas BioPharma Holdings, Inc.*	70	81
Versartis, Inc.*	35	77
Asterias Biotherapeutics, Inc.*	32	72
Obalon Therapeutics, Inc.*	10	66
Novelion Therapeutics, Inc.*	19	59
Ovid therapeutics, Inc.*	5	49
vTv Therapeutics, Inc. — Class A*	8	48
Lifeway Foods, Inc.*	6	48
Genocea Biosciences, Inc.*	36	42
Genesis Healthcare, Inc.*	48	37
Oncocyte Corp.*	5	23
CPI Card Group, Inc.*	5	18
Total Consumer, Non-cyclical		546,300
Industrial - 3.5%
Knight-Swift Transportation Holdings, Inc.	155	6,777
Curtiss-Wright Corp.	55	6,702
EMCOR Group, Inc.	76	6,213
Littelfuse, Inc.	27	5,341
Woodward, Inc.	66	5,052
SYNNEX Corp.	36	4,894
Louisiana-Pacific Corp.*	181	4,753
Kennametal, Inc.	98	4,744
Generac Holdings, Inc.*	91	4,506
Cree, Inc.*	120	4,457
KLX, Inc.*	64	4,368
Dycom Industries, Inc.*	39	4,346
John Bean Technologies Corp.	39	4,321
Tech Data Corp.*	43	4,213
Trex Company, Inc.*	38	4,119
Belden, Inc.	53	4,090
MasTec, Inc.*	82	4,014
Barnes Group, Inc.	62	3,923
Trinseo S.A.	54	3,920
EnerSys	54	3,760
Rogers Corp.*	23	3,724
Summit Materials, Inc. — Class A*	118	3,710
GATX Corp.	59	3,668
Moog, Inc. — Class A*	42	3,648
Vishay Intertechnology, Inc.	173	3,590
TopBuild Corp.*	47	3,560
II-VI, Inc.*	75	3,521
Golar LNG Ltd.	118	3,518
KBR, Inc.	176	3,490
Tetra Tech, Inc.	72	3,467
Hillenbrand, Inc.	77	3,442
Rexnord Corp.*	129	3,357
Applied Industrial Technologies, Inc.	49	3,337
MSA Safety, Inc.	43	3,334
Advanced Energy Industries, Inc.*	48	3,239
RBC Bearings, Inc.*	25	3,160
Sanmina Corp.*	95	3,135
Granite Construction, Inc.	49	3,108
Proto Labs, Inc.*	30	3,090
Itron, Inc.*	45	3,069
Worthington Industries, Inc.	67	2,952
Masonite International Corp.*	39	2,892
Simpson Manufacturing Company, Inc.	50	2,870
JELD-WEN Holding, Inc.*	72	2,835
Universal Forest Products, Inc.	75	2,822
Forward Air Corp.	47	2,700
Aerojet Rocketdyne Holdings, Inc.*	86	2,683
Watts Water Technologies, Inc. — Class A	35	2,658
Franklin Electric Company, Inc.	57	2,616
Builders FirstSource, Inc.*	118	2,571
Mueller Industries, Inc.	72	2,551
Plexus Corp.*	41	2,490
Covanta Holding Corp.	147	2,484
KapStone Paper and Packaging Corp.	109	2,473
Esterline Technologies Corp.*	33	2,465
EnPro Industries, Inc.	26	2,431
SPX FLOW, Inc.*	51	2,425
Mueller Water Products, Inc. — Class A	193	2,418
Werner Enterprises, Inc.	60	2,319
American Woodmark Corp.*	17	2,214
Albany International Corp. — Class A	36	2,212
Exponent, Inc.	31	2,204
Brady Corp. — Class A	58	2,198
Saia, Inc.*	31	2,193
Matson, Inc.	69	2,059
Chicago Bridge & Iron Company N.V.	125	2,018
Patrick Industries, Inc.*	29	2,014
Novanta, Inc.*	40	2,000
Kaman Corp.	33	1,942
ESCO Technologies, Inc.	32	1,928
Comfort Systems USA, Inc.	44	1,921
Hub Group, Inc. — Class A*	40	1,916
Boise Cascade Co.	48	1,915
Greif, Inc. — Class A	31	1,878

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Industrial - 3.5% (continued)
Sun Hydraulics Corp.	29	$1,876
Altra Industrial Motion Corp.	37	1,865
AAON, Inc.	50	1,835
Cubic Corp.	31	1,827
Actuant Corp. — Class A	72	1,822
Greenbrier Companies, Inc.	34	1,812
Harsco Corp.*	97	1,809
Benchmark Electronics, Inc.*	62	1,804
TTM Technologies, Inc.*	115	1,802
Chart Industries, Inc.*	38	1,781
General Cable Corp.	60	1,776
Methode Electronics, Inc.	44	1,764
Axon Enterprise, Inc.*	65	1,722
Badger Meter, Inc.	35	1,673
SPX Corp.*	53	1,664
Apogee Enterprises, Inc.	36	1,646
Air Transport Services Group, Inc.*	71	1,643
AZZ, Inc.	32	1,635
Triumph Group, Inc.	60	1,632
Tennant Co.	22	1,598
Knowles Corp.*	109	1,598
Atlas Air Worldwide Holdings, Inc.*	27	1,584
Raven Industries, Inc.	46	1,580
Manitowoc Company, Inc.*	40	1,574
AAR Corp.	40	1,571
TriMas Corp.*	58	1,551
Standex International Corp.	15	1,528
Astec Industries, Inc.	25	1,463
Aerovironment, Inc.*	26	1,460
Sturm Ruger & Company, Inc.	26	1,452
Federal Signal Corp.	72	1,446
Continental Building Products, Inc.*	51	1,436
US Ecology, Inc.	28	1,428
US Concrete, Inc.*	17	1,422
Echo Global Logistics, Inc.*	48	1,344
Primoris Services Corp.	49	1,332
Heartland Express, Inc.	57	1,330
Advanced Disposal Services, Inc.*	55	1,317
Kadant, Inc.	13	1,305
Aegion Corp. — Class A*	51	1,297
Fabrinet*	45	1,292
Gibraltar Industries, Inc.*	39	1,287
Schneider National, Inc. — Class B	45	1,285
Milacron Holdings Corp.*	67	1,283
Multi-Color Corp.	17	1,272
Briggs & Stratton Corp.	50	1,268
Alamo Group, Inc.	11	1,242
OSI Systems, Inc.*	19	1,223
Encore Wire Corp.	25	1,216
Chase Corp.	10	1,205
Fitbit, Inc. — Class A*	207	1,182
Tutor Perini Corp.*	46	1,166
Ship Finance International Ltd.	75	1,162
Casella Waste Systems, Inc. — Class A*	50	1,151
ArcBest Corp.	32	1,144
GasLog Ltd.	51	1,135
Armstrong Flooring, Inc.*	67	1,134
Astronics Corp.*	27	1,120
Lydall, Inc.*	21	1,066
Lindsay Corp.	12	1,058
Advanced Drainage Systems, Inc.	44	1,049
PGT Innovations, Inc.*	62	1,045
Quanex Building Products Corp.	44	1,030
Hyster-Yale Materials Handling, Inc.	12	1,022
Marten Transport Ltd.	50	1,015
CTS Corp.	39	1,004
Babcock & Wilcox Enterprises, Inc.*	174	988
AVX Corp.	57	986
NCI Building Systems, Inc.*	51	984
CIRCOR International, Inc.	20	974
Kratos Defense & Security Solutions, Inc.*	91	964
Columbus McKinnon Corp.	23	920
NN, Inc.	33	911
FARO Technologies, Inc.*	19	893
KEMET Corp.*	59	889
GoPro, Inc. — Class A*,1	116	878
Global Brass & Copper Holdings, Inc.	26	861
American Outdoor Brands Corp.*	67	860
Electro Scientific Industries, Inc.*	40	857
Keane Group, Inc.*,1	43	817
Argan, Inc.	18	810
Evoqua Water Technologies Corp.*	34	806
Control4 Corp.*	27	804
Scorpio Tankers, Inc.	255	778
Applied Optoelectronics, Inc.*,1	20	756
Griffon Corp.	37	753
Atkore International Group, Inc.*	35	751
MYR Group, Inc.*	21	750
TimkenSteel Corp.*	49	744
Stoneridge, Inc.*	32	732
Gorman-Rupp Co.	22	687
International Seaways, Inc.*	37	683
ZAGG, Inc.*	34	627
SunPower Corp. — Class A*,1	74	624
Insteel Industries, Inc.	22	623
Teekay Corp.	66	615
Tredegar Corp.	31	595
Caesarstone Ltd.*	27	594
YRC Worldwide, Inc.*	41	590
Kimball Electronics, Inc.*	32	584
VSE Corp.	12	581
Advanced Emissions Solutions, Inc.	56	541
DXP Enterprises, Inc.*	18	532
Myers Industries, Inc.	27	527
Scorpio Bulkers, Inc.	71	525

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Industrial - 3.5% (continued)
Sterling Construction Company, Inc.*	32	$521
Haynes International, Inc.	16	513
Park-Ohio Holdings Corp.	11	505
Ply Gem Holdings, Inc.*	27	499
National Presto Industries, Inc.	5	497
Mesa Laboratories, Inc.	4	497
Ichor Holdings Ltd.*	20	492
NV5 Global, Inc.*	9	487
Mistras Group, Inc.*	20	469
Park Electrochemical Corp.	23	452
Frontline Ltd.	94	431
NVE Corp.	5	430
Energous Corp.*	22	428
DMC Global, Inc.	17	426
Vicor Corp.*	20	418
Greif, Inc. — Class B	6	416
Covenant Transportation Group, Inc. — Class A*,1	14	402
Gener8 Maritime, Inc.*	60	397
Energy Recovery, Inc.*	45	394
American Railcar Industries, Inc.	9	375
Daseke, Inc.*	26	372
DHT Holdings, Inc.	102	366
GP Strategies Corp.*	15	348
Ducommun, Inc.*	12	341
Heritage-Crystal Clean, Inc.*	15	326
Powell Industries, Inc.	11	315
Costamare, Inc.	54	312
Nordic American Tankers Ltd.	124	305
Vishay Precision Group, Inc.*	12	302
Roadrunner Transportation Systems, Inc.*	39	301
Hurco Companies, Inc.	7	295
Teekay Tankers Ltd. — Class A	208	291
Layne Christensen Co.*	23	289
Omega Flex, Inc.	4	286
Ardmore Shipping Corp.*	35	280
Hudson Technologies, Inc.*	46	279
Bel Fuse, Inc. — Class B	11	277
Twin Disc, Inc.*	10	266
Hardinge, Inc.	15	261
FreightCar America, Inc.	15	256
Sparton Corp.*	11	254
Graham Corp.	12	251
LB Foster Co. — Class A*	9	244
Forterra, Inc.*	22	244
Fluidigm Corp.*	41	241
Universal Logistics Holdings, Inc.	10	237
AquaVenture Holdings Ltd.*	15	233
Allied Motion Technologies, Inc.	7	232
Northwest Pipe Co.*	12	230
Hill International, Inc.*	42	229
LSB Industries, Inc.*	26	228
Orion Group Holdings, Inc.*	29	227
Eagle Bulk Shipping, Inc.*	49	219
Core Molding Technologies, Inc.	10	217
Radiant Logistics, Inc.*	47	216
Olympic Steel, Inc.	10	215
Dorian LPG Ltd.*	25	205
Iteris, Inc.*	29	202
Safe Bulkers, Inc.*	61	197
CECO Environmental Corp.	38	195
UFP Technologies, Inc.*	7	195
LSI Industries, Inc.	26	179
Lawson Products, Inc.*	7	173
IES Holdings, Inc.*	10	173
Pure Cycle Corp.*	20	167
Intevac, Inc.*	24	164
Eastern Co.	6	157
NL Industries, Inc.*	11	157
Overseas Shipholding Group, Inc. — Class A*	56	153
Gencor Industries, Inc.*	9	149
Napco Security Technologies, Inc.*	16	140
MicroVision, Inc.*	84	137
CyberOptics Corp.*	9	135
Ampco-Pittsburgh Corp.	10	124
Genco Shipping & Trading Ltd.*	9	120
Navios Maritime Holdings, Inc.*	98	118
Navios Maritime Acquisition Corp.	103	114
Willis Lease Finance Corp.*	4	100
Akoustis Technologies, Inc.*	13	81
Willbros Group, Inc.*	55	78
Revolution Lighting Technologies, Inc.*	15	50
Aqua Metals, Inc.*	18	38
Total Industrial		388,936
Consumer, Cyclical - 2.9%
HSN, Inc.	267	10,774
Dana, Inc.	183	5,858
Beacon Roofing Supply, Inc.*	71	4,527
Five Below, Inc.*	67	4,443
Texas Roadhouse, Inc. — Class A	82	4,320
FirstCash, Inc.	62	4,182
Tenneco, Inc.	67	3,922
American Eagle Outfitters, Inc.	205	3,854
LCI Industries	29	3,770
ILG, Inc.	132	3,759
Planet Fitness, Inc. — Class A*	108	3,740
Churchill Downs, Inc.	16	3,723
Wolverine World Wide, Inc.	116	3,698
Cracker Barrel Old Country Store, Inc.[1]	23	3,655
Jack in the Box, Inc.	37	3,630
Boyd Gaming Corp.	102	3,575
Marriott Vacations Worldwide Corp.	26	3,516
Steven Madden Ltd.*	73	3,409
SkyWest, Inc.	63	3,345
TRI Pointe Group, Inc.*	186	3,333
SiteOne Landscape Supply, Inc.*	43	3,298
Lithia Motors, Inc. — Class A	29	3,294
Penn National Gaming, Inc.*	105	3,290
Scientific Games Corp. — Class A*	64	3,283
Big Lots, Inc.	56	3,144

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Cyclical - 2.9% (continued)
Ollie's Bargain Outlet Holdings, Inc.*	59	$3,142
Deckers Outdoor Corp.*	38	3,049
Buffalo Wild Wings, Inc.*	19	2,971
UniFirst Corp.	18	2,968
Herman Miller, Inc.	74	2,964
Dave & Buster's Entertainment, Inc.*	53	2,924
KB Home	91	2,907
Children's Place, Inc.	20	2,907
HNI Corp.	75	2,893
Cooper-Standard Holdings, Inc.*	23	2,817
Anixter International, Inc.*	37	2,812
Cheesecake Factory, Inc.[1]	57	2,746
Hawaiian Holdings, Inc.	68	2,710
Dorman Products, Inc.*	44	2,690
Columbia Sportswear Co.	37	2,659
Navistar International Corp.*	61	2,616
iRobot Corp.*,1	33	2,531
Red Rock Resorts, Inc. — Class A	74	2,497
Meritage Homes Corp.*	48	2,458
Brinker International, Inc.[1]	62	2,408
Cooper Tire & Rubber Co.	68	2,404
Meritor, Inc.*	102	2,393
Bloomin' Brands, Inc.	112	2,390
PriceSmart, Inc.	27	2,325
Allegiant Travel Co. — Class A	15	2,321
Office Depot, Inc.	639	2,262
Winnebago Industries, Inc.	39	2,168
Caesars Entertainment Corp.*	171	2,163
Pinnacle Entertainment, Inc.*	66	2,160
RH*	25	2,155
Taylor Morrison Home Corp. — Class A*	87	2,129
Steelcase, Inc. — Class A	137	2,082
BMC Stock Holdings, Inc.*	80	2,024
G-III Apparel Group Ltd.*	54	1,992
Interface, Inc. — Class A	79	1,987
Sleep Number Corp.*	52	1,955
Papa John's International, Inc.	34	1,908
Installed Building Products, Inc.*	25	1,899
Mobile Mini, Inc.	55	1,898
Triton International Ltd.*	50	1,872
La-Z-Boy, Inc.	60	1,872
La Quinta Holdings, Inc.*	100	1,846
American Axle & Manufacturing Holdings, Inc.*	105	1,788
Caleres, Inc.	53	1,774
DSW, Inc. — Class A	82	1,756
MDC Holdings, Inc.	55	1,753
Fox Factory Holding Corp.*	45	1,748
Core-Mark Holding Company, Inc.	55	1,737
Group 1 Automotive, Inc.	24	1,703
AMC Entertainment Holdings, Inc. — Class A1	112	1,691
Cavco Industries, Inc.*	11	1,679
International Speedway Corp. — Class A	42	1,674
Denny's Corp.*	126	1,668
Eldorado Resorts, Inc.*	50	1,658
Rush Enterprises, Inc. — Class A*	32	1,626
Callaway Golf Co.	115	1,602
IMAX Corp.*	69	1,597
H&E Equipment Services, Inc.	39	1,585
Oxford Industries, Inc.	21	1,579
Wabash National Corp.	72	1,562
Camping World Holdings, Inc. — Class A	34	1,521
LGI Homes, Inc.*	20	1,501
Wingstop, Inc.	38	1,481
Asbury Automotive Group, Inc.*	23	1,472
Abercrombie & Fitch Co. — Class A	84	1,464
Sonic Corp.[1]	52	1,429
Gentherm, Inc.*	45	1,429
Chico's FAS, Inc.	160	1,411
Knoll, Inc.	61	1,405
Belmond Ltd. — Class A*	110	1,348
Tailored Brands, Inc.	61	1,332
GMS, Inc.*	34	1,280
Guess?, Inc.[1]	73	1,232
Modine Manufacturing Co.*	61	1,232
Citi Trends, Inc.	46	1,217
J.C. Penney Company, Inc.*,1	385	1,217
Standard Motor Products, Inc.	27	1,213
Winmark Corp.	9	1,165
Crocs, Inc.*	92	1,163
SeaWorld Entertainment, Inc.*,1	85	1,153
Lumber Liquidators Holdings, Inc.*	36	1,130
PetMed Express, Inc.	24	1,092
Dillard's, Inc. — Class A1	18	1,081
ScanSource, Inc.*	30	1,074
DineEquity, Inc.	21	1,065
Shake Shack, Inc. — Class A*	24	1,037
Vista Outdoor, Inc.*	71	1,034
Douglas Dynamics, Inc.	26	983
M/I Homes, Inc.*	28	963
Express, Inc.*	94	954
BJ's Restaurants, Inc.	26	946
Red Robin Gourmet Burgers, Inc.*	16	902
Ethan Allen Interiors, Inc.	30	858
Buckle, Inc.[1]	36	855
Sonic Automotive, Inc. — Class A	46	849
Ruth's Hospitality Group, Inc.	39	844
William Lyon Homes — Class A*	29	843
Liberty TripAdvisor Holdings, Inc. — Class A*	89	839
MarineMax, Inc.*	44	832
Biglari Holdings, Inc.*	2	829
Kimball International, Inc. — Class B	44	822
National Vision Holdings, Inc.*	20	812
Titan International, Inc.	61	786
REV Group, Inc.	24	781
EZCORP, Inc. — Class A*	62	756

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Cyclical - 2.9% (continued)
Universal Electronics, Inc.*	16	$756
Conn's, Inc.*	21	747
Finish Line, Inc. — Class A1	51	741
Beazer Homes USA, Inc.*	38	730
Regis Corp.*	47	722
Acushnet Holdings Corp.	34	717
Malibu Boats, Inc. — Class A*	24	713
Tower International, Inc.	23	703
Century Communities, Inc.*	22	684
Genesco, Inc.*	21	683
Spartan Motors, Inc.	42	661
Unifi, Inc.*	18	646
Hooker Furniture Corp.	15	637
Hibbett Sports, Inc.*,1	31	632
Marcus Corp.	23	629
Hamilton Beach Brands Holding Co. — Class A	24	616
Fiesta Restaurant Group, Inc.*	32	608
America's Car-Mart, Inc.*	13	581
Movado Group, Inc.	18	580
Chuy's Holdings, Inc.*	20	561
Cato Corp. — Class A	35	557
Monarch Casino & Resort, Inc.*	12	538
National CineMedia, Inc.	76	521
Nautilus, Inc.*	39	521
Hovnanian Enterprises, Inc. — Class A*	154	516
Freshpet, Inc.*	27	512
MCBC Holdings, Inc.*	23	511
Carrols Restaurant Group, Inc.*	42	510
Ascena Retail Group, Inc.*	216	508
Wesco Aircraft Holdings, Inc.*	68	503
Motorcar Parts of America, Inc.*	20	500
Haverty Furniture Companies, Inc.	22	498
Pier 1 Imports, Inc.	120	497
Del Taco Restaurants, Inc.*	40	485
Barnes & Noble, Inc.	72	482
Shoe Carnival, Inc.	18	482
Party City Holdco, Inc.*	34	474
Systemax, Inc.	14	466
Titan Machinery, Inc.*	22	466
Superior Industries International, Inc.	31	460
Bassett Furniture Industries, Inc.	12	451
Horizon Global Corp.*	32	449
Zumiez, Inc.*,1	21	437
Tile Shop Holdings, Inc.	45	432
Golden Entertainment, Inc.*	13	424
Flexsteel Industries, Inc.	9	421
Drive Shack, Inc.*	76	420
Fossil Group, Inc.*,1	54	420
PC Connection, Inc.	16	419
Essendant, Inc.	45	417
Veritiv Corp.*	14	405
Barnes & Noble Education, Inc.*	49	404
Francesca's Holdings Corp.*	55	402
Culp, Inc.	12	402
Daktronics, Inc.	44	402
Perry Ellis International, Inc.*	16	401
Del Frisco's Restaurant Group, Inc.*	26	397
Nathan's Famous, Inc.	5	378
Johnson Outdoors, Inc. — Class A	6	372
Zoe's Kitchen, Inc.*	22	368
PICO Holdings, Inc.*	28	358
Reading International, Inc. — Class A*	21	351
Potbelly Corp.*	28	344
Commercial Vehicle Group, Inc.*	31	331
Miller Industries, Inc.	12	310
GNC Holdings, Inc. — Class A*,1	83	306
Eros International plc*	31	299
Sportsman's Warehouse Holdings, Inc.*,1	45	298
Weyco Group, Inc.	10	297
Superior Uniform Group, Inc.	11	294
Vera Bradley, Inc.*	24	292
Speedway Motorsports, Inc.	15	283
Green Brick Partners, Inc.*	25	283
RCI Hospitality Holdings, Inc.	10	280
Nexeo Solutions, Inc.*	30	273
Big 5 Sporting Goods Corp.	35	266
Bojangles', Inc.*	22	260
PCM, Inc.*	26	257
Foundation Building Materials, Inc.*	17	251
AV Homes, Inc.*	15	250
Boot Barn Holdings, Inc.*	15	249
Habit Restaurants, Inc. — Class A*	26	248
Lindblad Expeditions Holdings, Inc.*	25	245
Rush Enterprises, Inc. — Class B*	5	241
El Pollo Loco Holdings, Inc.*	24	238
Century Casinos, Inc.*	25	228
Kirkland's, Inc.*	19	227
Duluth Holdings, Inc. — Class B*	12	214
Red Lion Hotels Corp.*	21	207
Tilly's, Inc. — Class A	14	207
Clarus Corp.*	26	204
Libbey, Inc.	27	203
Huttig Building Products, Inc.*	30	199
New Home Company, Inc.*	15	188
Fred's, Inc. — Class A	45	182
Delta Apparel, Inc.*	9	182
Lifetime Brands, Inc.	11	182
PetIQ, Inc.*	8	175
EnviroStar, Inc.[1]	4	160
Blue Bird Corp.*	8	159
Build-A-Bear Workshop, Inc. — Class A*	17	156
J Alexander's Holdings, Inc.*	16	155
At Home Group, Inc.*	5	152
Escalade, Inc.	12	148
VOXX International Corp. — Class A*	25	140
Gaia, Inc.*	11	136
Empire Resorts, Inc.*	5	135

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Consumer, Cyclical - 2.9% (continued)
Castle Brands, Inc.*	110	$134
Fogo De Chao, Inc.*	11	128
J. Jill, Inc.*	15	117
Marine Products Corp.	9	115
Vitamin Shoppe, Inc.*	26	114
Container Store Group, Inc.*	20	95
Sequential Brands Group, Inc.*	48	85
Noodles & Co.*	15	79
Iconix Brand Group, Inc.*	61	79
Sears Holdings Corp.*	14	50
Inspired Entertainment, Inc.*	4	39
CompX International, Inc.	2	27
Total Consumer, Cyclical		326,708
Technology - 2.3%
MKS Instruments, Inc.	71	6,709
Aspen Technology, Inc.*	96	6,355
Fair Isaac Corp.	39	5,975
MAXIMUS, Inc.	81	5,798
EPAM Systems, Inc.*	53	5,694
Blackbaud, Inc.	60	5,669
Monolithic Power Systems, Inc.	50	5,618
Entegris, Inc.	177	5,390
Paycom Software, Inc.*	61	4,900
Integrated Device Technology, Inc.*	164	4,876
Silicon Laboratories, Inc.*	53	4,680
Medidata Solutions, Inc.*	69	4,373
j2 Global, Inc.	58	4,352
Science Applications International Corp.	56	4,288
Cirrus Logic, Inc.*	81	4,201
Nutanix, Inc. — Class A*	114	4,022
CACI International, Inc. — Class A*	30	3,970
HubSpot, Inc.*	43	3,801
NetScout Systems, Inc.*	111	3,380
2U, Inc.*	51	3,290
Allscripts Healthcare Solutions, Inc.*	226	3,288
ACI Worldwide, Inc.*	144	3,264
Lumentum Holdings, Inc.*	66	3,227
RealPage, Inc.*	72	3,190
Mercury Systems, Inc.*	59	3,030
Cabot Microelectronics Corp.	31	2,916
Verint Systems, Inc.*	68	2,846
Semtech Corp.*	80	2,736
Convergys Corp.	116	2,726
Power Integrations, Inc.	36	2,648
Acxiom Corp.*	96	2,646
Envestnet, Inc.*	52	2,592
ExlService Holdings, Inc.*	42	2,535
Progress Software Corp.	59	2,512
VeriFone Systems, Inc.*	139	2,462
Ebix, Inc.[1]	29	2,298
Ambarella, Inc.*	39	2,291
CommVault Systems, Inc.*	43	2,258
Pegasystems, Inc.	45	2,122
Box, Inc. — Class A*	99	2,091
Callidus Software, Inc.*	72	2,063
Brooks Automation, Inc.	86	2,051
Qualys, Inc.*	34	2,018
Cornerstone OnDemand, Inc.*	57	2,014
Rambus, Inc.*	137	1,948
Omnicell, Inc.*	40	1,940
Inphi Corp.*	53	1,940
New Relic, Inc.*	33	1,906
CSG Systems International, Inc.	43	1,884
BroadSoft, Inc.*	34	1,867
Twilio, Inc. — Class A*,1	75	1,770
Bottomline Technologies de, Inc.*	51	1,769
MaxLinear, Inc. — Class A*	66	1,744
Cloudera, Inc.*	104	1,718
Synaptics, Inc.*	43	1,717
Electronics for Imaging, Inc.*	56	1,654
Pure Storage, Inc. — Class A*	104	1,649
Insight Enterprises, Inc.*	43	1,646
MACOM Technology Solutions Holdings, Inc.*,1	50	1,627
ManTech International Corp. — Class A	32	1,606
Diebold Nixdorf, Inc.	92	1,504
Virtusa Corp.*	34	1,499
XPERI CORP.	61	1,488
Sykes Enterprises, Inc.*	47	1,478
Cotiviti Holdings, Inc.*	45	1,449
MicroStrategy, Inc. — Class A*	11	1,444
Five9, Inc.*	57	1,418
MINDBODY, Inc. — Class A*	46	1,401
FormFactor, Inc.*	89	1,393
Cray, Inc.*	52	1,258
Amkor Technology, Inc.*	125	1,256
Stratasys Ltd.*,1	62	1,237
Hortonworks, Inc.*	61	1,227
Monotype Imaging Holdings, Inc.	50	1,205
Diodes, Inc.*	42	1,204
3D Systems Corp.*,1	139	1,201
Axcelis Technologies, Inc.*	38	1,091
SPS Commerce, Inc.*	22	1,069
Coupa Software, Inc.*	34	1,061
CEVA, Inc.*	23	1,061
Super Micro Computer, Inc.*	49	1,025
Inovalon Holdings, Inc. — Class A*	68	1,020
Varonis Systems, Inc.*	21	1,020
MTS Systems Corp.	18	967
Syntel, Inc.*	42	966
Rudolph Technologies, Inc.*	40	956
Vocera Communications, Inc.*	31	937
Ultra Clean Holdings, Inc.*	40	924
Actua Corp.*	57	889
Lattice Semiconductor Corp.*	153	884
Quality Systems, Inc.*	65	883
Veeco Instruments, Inc.*	59	876
Barracuda Networks, Inc.*	31	852
Pixelworks, Inc.*	134	848
Donnelley Financial Solutions, Inc.*	43	838
Evolent Health, Inc. — Class A*,1	64	787
Instructure, Inc.*	23	761
Nanometrics, Inc.*	30	748

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Technology - 2.3% (continued)
Cohu, Inc.	34	$746
CommerceHub, Inc.*	36	741
PROS Holdings, Inc.*	28	741
Silver Spring Networks, Inc.*	45	731
MuleSoft, Inc. — Class A*	31	721
Photronics, Inc.*	82	699
IXYS Corp.*	29	695
TeleTech Holdings, Inc.	17	684
LivePerson, Inc.*	59	679
Carbonite, Inc.*	27	678
Blackline, Inc.*	20	656
Xcerra Corp.*	67	656
Engility Holdings, Inc.*	23	652
Alteryx, Inc. — Class A*	25	632
Apptio, Inc. — Class A*	25	588
Workiva, Inc.*	27	578
Benefitfocus, Inc.*	21	567
Everbridge, Inc.*	18	535
PDF Solutions, Inc.*	34	534
USA Technologies, Inc.*	52	507
Unisys Corp.*	61	497
Bazaarvoice, Inc.*	91	496
InnerWorkings, Inc.*	49	491
Ribbon Communications, Inc.*	58	448
Presidio, Inc.*	23	441
Impinj, Inc.*,1	19	428
QAD, Inc. — Class A	11	427
Synchronoss Technologies, Inc.*	47	420
Appfolio, Inc. — Class A*	10	415
Glu Mobile, Inc.*	113	411
Digimarc Corp.*	11	398
Model N, Inc.*	25	394
AXT, Inc.*	45	391
CommerceHub, Inc.*	17	374
American Software, Inc. — Class A	32	372
Computer Programs & Systems, Inc.	12	361
KeyW Holding Corp.*,1	61	358
pdvWireless, Inc.*	11	353
DSP Group, Inc.*	28	350
Mitek Systems, Inc.*	39	349
Alpha & Omega Semiconductor Ltd.*	21	344
Sigma Designs, Inc.*	46	320
Digi International, Inc.*	32	306
Brightcove, Inc.*	42	298
Castlight Health, Inc. — Class B*	77	289
Tabula Rasa HealthCare, Inc.*	10	281
Immersion Corp.*,1	37	261
Maxwell Technologies, Inc.*	45	259
Kopin Corp.*	76	243
MobileIron, Inc.*	61	238
Rosetta Stone, Inc.*	19	237
SMART Global Holdings, Inc.*	7	236
Agilysys, Inc.*	19	233
Avid Technology, Inc.*	41	221
EMCORE Corp.*	33	213
NantHealth, Inc.*	69	210
Quantum Corp.*	36	203
Upland Software, Inc.*	9	195
Simulations Plus, Inc.	12	193
Amber Road, Inc.*	25	183
Park City Group, Inc.*	16	153
GSI Technology, Inc.*	18	143
ExOne Co.*	14	118
StarTek, Inc.*	11	110
Cogint, Inc.*	24	106
Veritone, Inc.*	4	93
SecureWorks Corp. — Class A*,1	9	80
Eastman Kodak Co.*	20	62
Tintri, Inc.*	10	51
Radisys Corp.*	45	45
Majesco*	6	32
Total Technology		256,825
Communications - 1.4%
GrubHub, Inc.*	112	8,042
ViaSat, Inc.*,1	65	4,865
Proofpoint, Inc.*	54	4,796
Nexstar Media Group, Inc. — Class A	58	4,536
Sinclair Broadcast Group, Inc. — Class A	108	4,088
Ciena Corp.*	176	3,684
Zendesk, Inc.*	106	3,587
Yelp, Inc. — Class A*	85	3,567
RingCentral, Inc. — Class A*	69	3,340
Meredith Corp.	50	3,302
InterDigital, Inc.	43	3,274
Stamps.com, Inc.*	17	3,196
Finisar Corp.*	140	2,849
New York Times Co. — Class A	154	2,849
Shutterfly, Inc.*	55	2,736
Etsy, Inc.*	129	2,638
Plantronics, Inc.	51	2,569
Cars.com, Inc.*,1	89	2,567
Viavi Solutions, Inc.*	286	2,500
NETGEAR, Inc.*	41	2,409
Cogent Communications Holdings, Inc.	52	2,356
Time, Inc.	124	2,288
Vonage Holdings Corp.*	220	2,237
Straight Path Communications, Inc. — Class B*	12	2,181
Gannett Company, Inc.	187	2,167
Groupon, Inc. — Class A*	424	2,162
TiVo Corp.	128	1,997
Ubiquiti Networks, Inc.*,1	28	1,989
Shenandoah Telecommunications Co.	57	1,927
Chegg, Inc.*	116	1,893
GTT Communications, Inc.*	39	1,831
8x8, Inc.*	110	1,551
Extreme Networks, Inc.*	120	1,502
Scholastic Corp.	37	1,484
MSG Networks, Inc. — Class A*	73	1,478
World Wrestling Entertainment, Inc. — Class A	48	1,468
Entercom Communications Corp. — Class A	135	1,458
Q2 Holdings, Inc.*	39	1,437
Imperva, Inc.*	36	1,429

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Communications - 1.4% (continued)
Oclaro, Inc.*	206	$1,388
General Communication, Inc. — Class A*	34	1,327
NIC, Inc.	79	1,311
Gray Television, Inc.*	78	1,306
Trade Desk, Inc. — Class A*,1	28	1,280
Iridium Communications, Inc.*	104	1,227
Overstock.com, Inc.*,1	19	1,214
Houghton Mifflin Harcourt Co.*	127	1,181
ADTRAN, Inc.	60	1,161
ePlus, Inc.*	15	1,128
EW Scripps Co. — Class A*	71	1,110
Cincinnati Bell, Inc.*	52	1,084
New Media Investment Group, Inc.	64	1,074
Blucora, Inc.*	47	1,039
Web.com Group, Inc.*	47	1,025
Infinera Corp.*	157	994
Consolidated Communications Holdings, Inc.	81	987
Liberty Media Corporation-Liberty Braves — Class C*	43	955
Quotient Technology, Inc.*	81	952
Shutterstock, Inc.*	22	947
Boingo Wireless, Inc.*	41	922
CalAmp Corp.*	43	922
TrueCar, Inc.*	75	840
ATN International, Inc.	15	829
Perficient, Inc.*	43	820
Globalstar, Inc.*	608	796
Gogo, Inc.*,1	70	790
Windstream Holdings, Inc.	419	775
Tucows, Inc. — Class A*	11	770
HealthStream, Inc.*	32	741
ORBCOMM, Inc.*	72	733
Acacia Communications, Inc.*,1	20	725
Loral Space & Communications, Inc.*	15	661
Frontier Communications Corp.[1]	96	649
Comtech Telecommunications Corp.	28	619
Endurance International Group Holdings, Inc.*	71	596
MDC Partners, Inc. — Class A*	61	595
Entravision Communications Corp. — Class A	80	572
XO Group, Inc.*	30	554
Okta, Inc.*	21	538
VASCO Data Security International, Inc.*	38	528
Hemisphere Media Group, Inc.*	45	520
Central European Media Enterprises Ltd. — Class A*	101	470
Telenav, Inc.*	81	446
Rapid7, Inc.*	23	429
A10 Networks, Inc.*	53	409
Harmonic, Inc.*	97	407
Limelight Networks, Inc.*	92	406
QuinStreet, Inc.*	45	377
Spok Holdings, Inc.	24	376
tronc, Inc.*	21	369
Internap Corp.*	22	346
TechTarget, Inc.*	23	320
Lands' End, Inc.*	16	313
Calix, Inc.*	52	309
Maxar Technoligies Ltd.	5	309
Liberty Media Corporation-Liberty Braves — Class A*	14	309
Yext, Inc.*	25	301
1-800-Flowers.com, Inc. — Class A*	28	300
Zix Corp.*	67	293
Quantenna Communications, Inc.*	24	293
Carvana Co.*	15	287
WideOpenWest, Inc.*	27	285
Preformed Line Products Co.	4	284
ChannelAdvisor Corp.*	31	279
HC2 Holdings, Inc.*	44	262
IDT Corp. — Class B*	23	244
Aerohive Networks, Inc.*	40	233
Meet Group, Inc.*	82	231
NeoPhotonics Corp.*	35	230
Daily Journal Corp.*	1	230
VirnetX Holding Corp.*	62	229
Reis, Inc.	11	227
Ooma, Inc.*	19	227
RigNet, Inc.*	14	209
KVH Industries, Inc.*	20	207
Hawaiian Telcom Holdco, Inc.*	6	185
Clearfield, Inc.*	15	184
Clear Channel Outdoor Holdings, Inc. — Class A	39	179
Saga Communications, Inc. — Class A	4	162
Intelsat S.A.*	45	153
FTD Companies, Inc.*	21	151
Liquidity Services, Inc.*	31	150
Global Eagle Entertainment, Inc.*	65	149
Leaf Group Ltd.*	13	129
DHI Group, Inc.*	60	114
Corindus Vascular Robotics, Inc.*	112	113
Rubicon Project, Inc.*	55	103
RealNetworks, Inc.*	28	96
ANGI Homeservices, Inc. — Class A*,1	9	94
Townsquare Media, Inc. — Class A*	10	77
Beasley Broadcast Group, Inc. — Class A	5	67
Salem Media Group, Inc. — Class A	14	63
Ominto, Inc.*,1	15	51
Value Line, Inc.	2	39
Total Communications		157,119
Energy - 0.8%
PDC Energy, Inc.*	81	4,175
Arch Coal, Inc. — Class A	38	3,540
Delek US Holdings, Inc.	96	3,354
Matador Resources Co.*	104	3,237

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Energy - 0.8% (continued)
Ensco plc — Class A	536	$3,168
Callon Petroleum Co.*	251	3,050
Peabody Energy Corp.*	71	2,796
SemGroup Corp. — Class A	82	2,476
Oasis Petroleum, Inc.*	285	2,397
Dril-Quip, Inc.*	50	2,385
McDermott International, Inc.*	351	2,310
Rowan Companies plc — Class A*	145	2,271
Ultra Petroleum Corp.*	242	2,192
SRC Energy, Inc.*	252	2,150
Carrizo Oil & Gas, Inc.*	94	2,000
C&J Energy Services, Inc.*	57	1,908
MRC Global, Inc.*	112	1,895
Superior Energy Services, Inc.*	191	1,839
Pattern Energy Group, Inc.[1]	84	1,805
Oil States International, Inc.*	63	1,783
Diamond Offshore Drilling, Inc.*,1	80	1,487
NOW, Inc.*	133	1,467
Unit Corp.*	65	1,430
Noble Corporation plc*	303	1,370
Forum Energy Technologies, Inc.*	86	1,337
Helix Energy Solutions Group, Inc.*	176	1,327
Exterran Corp.*	40	1,258
ProPetro Holding Corp.*	61	1,230
Halcon Resources Corp.*	161	1,219
Jagged Peak Energy, Inc.*,1	71	1,120
Denbury Resources, Inc.*	498	1,101
California Resources Corp.*	53	1,030
Thermon Group Holdings, Inc.*	41	970
SunCoke Energy, Inc.*	80	959
WildHorse Resource Development Corp.*,1	52	957
Newpark Resources, Inc.*	106	912
SandRidge Energy, Inc.*	43	906
Archrock, Inc.	85	892
Warrior Met Coal, Inc.	35	880
Resolute Energy Corp.*,1	27	850
SEACOR Holdings, Inc.*	18	832
Ring Energy, Inc.*	59	820
Green Plains, Inc.	48	809
Stone Energy Corp.*	25	804
Par Pacific Holdings, Inc.*	39	752
CVR Energy, Inc.[1]	19	707
Tellurian, Inc.*	71	692
Bonanza Creek Energy, Inc.*	25	690
Penn Virginia Corp.*	17	665
Sunrun, Inc.*	107	631
TETRA Technologies, Inc.*	141	602
REX American Resources Corp.*	7	580
Plug Power, Inc.*	244	576
TerraForm Power, Inc. — Class A	48	574
Renewable Energy Group, Inc.*	48	566
Bristow Group, Inc.	41	552
Matrix Service Co.*	31	552
Select Energy Services, Inc. — Class A*	29	529
Basic Energy Services, Inc.*	20	469
Bill Barrett Corp.*	91	467
FutureFuel Corp.	30	423
Panhandle Oil and Gas, Inc. — Class A	20	411
Sanchez Energy Corp.*	77	409
Solaris Oilfield Infrastructure, Inc. — Class A*	19	407
Frank's International N.V.	61	406
Cloud Peak Energy, Inc.*	91	405
Abraxas Petroleum Corp.*	164	403
Natural Gas Services Group, Inc.*	15	393
W&T Offshore, Inc.*	115	381
Clean Energy Fuels Corp.*	172	349
Flotek Industries, Inc.*	70	326
Trecora Resources*	23	310
CARBO Ceramics, Inc.*,1	28	285
Pioneer Energy Services Corp.*	92	281
Era Group, Inc.*	25	269
TPI Composites, Inc.*	13	266
Earthstone Energy, Inc. — Class A*	25	266
Lilis Energy, Inc.*	52	266
Eclipse Resources Corp.*	108	259
Pacific Ethanol, Inc.*	53	241
SilverBow Resources, Inc.*	8	238
Geospace Technologies Corp.*	18	233
Midstates Petroleum Company, Inc.*	14	232
Gulf Island Fabrication, Inc.	17	228
NACCO Industries, Inc. — Class A	6	226
Energy XXI Gulf Coast, Inc.*	38	218
Evolution Petroleum Corp.	31	212
Gastar Exploration, Inc.*	192	202
Mammoth Energy Services, Inc.*	10	196
NCS Multistage Holdings, Inc.*	12	177
Independence Contract Drilling, Inc.*	44	175
PHI, Inc.*	15	174
Parker Drilling Co.*	167	167
Approach Resources, Inc.*,1	55	163
Contango Oil & Gas Co.*	28	132
Adams Resources & Energy, Inc.	3	130
Key Energy Services, Inc.*	11	130
Hallador Energy Co.	21	128
Vivint Solar, Inc.*	29	118
EP Energy Corp. — Class A*	48	113
Isramco, Inc.*	1	105
Jones Energy, Inc. — Class A*	60	66
Ranger Energy Services, Inc.*	6	55
Ramaco Resources, Inc.*	7	48
Nabors Industries Ltd.	6	41
Rosehill Resources, Inc.*	4	31
Westmoreland Coal Co.*	23	28
Total Energy		97,024
Basic Materials - 0.8%
PolyOne Corp.	105	4,568
Sensient Technologies Corp.	53	3,877

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 23.1% (continued)
Basic Materials - 0.8% (continued)
Ingevity Corp.*	54	$3,805
HB Fuller Co.	63	3,394
Balchem Corp.	41	3,305
US Silica Holdings, Inc.	100	3,256
Allegheny Technologies, Inc.*	134	3,235
Commercial Metals Co.	143	3,049
Compass Minerals International, Inc.	42	3,035
Carpenter Technology Corp.	59	3,008
Minerals Technologies, Inc.	43	2,961
GCP Applied Technologies, Inc.*	87	2,775
Cleveland-Cliffs, Inc.*	369	2,660
Ferro Corp.*	103	2,430
Quaker Chemical Corp.	16	2,413
Kaiser Aluminum Corp.	21	2,244
AK Steel Holding Corp.*	395	2,236
Innospec, Inc.	29	2,047
Tronox Ltd. — Class A	96	1,969
Hecla Mining Co.	492	1,953
Neenah Paper, Inc.	21	1,904
Stepan Co.	24	1,895
Kraton Corp.*	38	1,830
Schweitzer-Mauduit International, Inc.	38	1,724
AdvanSix, Inc.*	39	1,641
Coeur Mining, Inc.*	198	1,485
Calgon Carbon Corp.	63	1,342
A. Schulman, Inc.	35	1,304
Koppers Holdings, Inc.*	25	1,272
Materion Corp.	25	1,215
Century Aluminum Co.*	61	1,198
PH Glatfelter Co.	55	1,179
Innophos Holdings, Inc.	24	1,122
Rayonier Advanced Materials, Inc.	54	1,104
Deltic Timber Corp.	12	1,098
Schnitzer Steel Industries, Inc. — Class A	32	1,072
Fairmount Santrol Holdings, Inc.*,1	193	1,009
KMG Chemicals, Inc.	14	925
Clearwater Paper Corp.*	20	908
CSW Industrials, Inc.*	18	827
Verso Corp. — Class A*	44	773
American Vanguard Corp.	37	727
Kronos Worldwide, Inc.	27	696
OMNOVA Solutions, Inc.*	56	560
Intrepid Potash, Inc.*	116	552
PQ Group Holdings, Inc.*	31	510
Klondex Mines Ltd.*	190	496
Hawkins, Inc.	12	422
Codexis, Inc.*	50	417
Landec Corp.*	33	416
Aceto Corp.	32	331
Uranium Energy Corp.*	173	306
Gold Resource Corp.	66	291
Smart Sand, Inc.*	29	251
Oil-Dri Corporation of America	6	249
Ryerson Holding Corp.*	20	208
AgroFresh Solutions, Inc.*	27	200
Valhi, Inc.	32	197
United States Lime & Minerals, Inc.	2	154
Orchids Paper Products Co.[1]	10	128
Shiloh Industries, Inc.*	15	123
Total Basic Materials		92,281
Utilities - 0.8%
IDACORP, Inc.	64	5,847
WGL Holdings, Inc.	65	5,580
Portland General Electric Co.	110	5,014
Southwest Gas Holdings, Inc.	60	4,829
ONE Gas, Inc.	65	4,762
ALLETE, Inc.	63	4,685
Spire, Inc.	58	4,359
New Jersey Resources Corp.	107	4,301
Avista Corp.	80	4,119
Black Hills Corp.	67	4,027
PNM Resources, Inc.	97	3,924
NorthWestern Corp.	61	3,642
South Jersey Industries, Inc.	97	3,029
El Paso Electric Co.	51	2,823
California Water Service Group	61	2,766
Ormat Technologies, Inc.	43	2,750
MGE Energy, Inc.	43	2,713
American States Water Co.	45	2,606
Otter Tail Corp.	48	2,134
Northwest Natural Gas Co.	35	2,088
Dynegy, Inc.*	137	1,623
Chesapeake Utilities Corp.	20	1,571
NRG Yield, Inc. — Class C	70	1,323
SJW Group	20	1,277
Middlesex Water Co.	22	878
NRG Yield, Inc. — Class A	44	829
Connecticut Water Service, Inc.	13	746
Unitil Corp.	16	730
York Water Co.	15	508
Artesian Resources Corp. — Class A	10	386
Atlantic Power Corp.*	143	336
Consolidated Water Company Ltd.	18	227
Ameresco, Inc. — Class A*	23	198
RGC Resources, Inc.	7	189
Spark Energy, Inc. — Class A	15	186
Global Water Resources, Inc.	12	112
Genie Energy Ltd. — Class B	17	74
Total Utilities		87,191
Diversified - 0.0%
HRG Group, Inc.*	148	2,509
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	38	1,022
Total Common Stocks
(Cost $2,437,243)		2,589,935

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*,2	4	—
Total Warrants
(Cost $–)		—

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,2	57	$—
Tobira Therapeutics, Inc. CVR
Expires 11/02/18*,2	14	—
Dyax Corp.
Expires 03/16/18*,2	714	—
Nexstar Media Group, Inc.
Expires 01/18/19*,2	85	—
Total Rights
(Cost $–)		—

MUTUAL FUNDS† - 55.6%
Guggenheim Strategy Fund II3	124,509	3,113,965
Guggenheim Strategy Fund I3	124,190	3,112,194
Total Mutual Funds
(Cost $6,226,954)		6,226,159

	Face Amount
U.S. TREASURY BILLS†† - 410.5%
U.S. Treasury Bills
1.23% due 01/02/18[4,5,6]	$43,000,000	43,000,000
1.14% due 01/02/18[5,6]	2,000,000	2,000,000
0.80% due 01/02/18[5,6]	1,000,000	1,000,000
Total U.S. Treasury Bills
(Cost $45,998,429)		46,000,000

REPURCHASE AGREEMENTS††,7 - 113.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[8]	8,309,734	8,309,734
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[8]	4,434,930	4,434,930
Total Repurchase Agreements
(Cost $12,744,664)		12,744,664

	Shares
SECURITIES LENDING COLLATERAL†,9 - 3.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[10]	421,086	421,086
Total Securities Lending Collateral
(Cost $421,086)		421,086
Total Investments - 606.7%
(Cost $67,828,376)		$67,981,844
Other Assets & Liabilities, net - (506.7)%		(56,776,719)
Total Net Assets - 100.0%		$11,205,125

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	133	Mar 2018	$10,221,715	$(15,459)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	1.57%	At Maturity	01/29/18	422	$647,235	$(3,552)
Goldman Sachs International	Russell 2000 Index	1.33%	At Maturity	01/29/18	1,153	1,770,983	(9,766)
Barclays Bank plc	Russell 2000 Index	1.48%	At Maturity	01/30/18	1,183	1,816,759	(15,872)
						$4,234,977	$(29,190)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of December 31, 2017. CVR — Contingent Value Rights plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,589,935	$—	$—		$—	$—		$2,589,935
Mutual Funds	6,226,159	—	—		—	—		6,226,159
Repurchase Agreements	—	—	12,744,664		—	—		12,744,664
Rights	—	—	—		—	—	**	—
Securities Lending Collateral	421,086	—	—		—	—		421,086
U.S. Treasury Bills	—	—	46,000,000		—	—		46,000,000
Warrants	—	—	—	**	—	—		—
Total Assets	$9,237,180	$—	$58,744,664		$—	$—		$67,981,844

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts	$—	$15,459	$—		$—	$—		$15,459
Equity Index Swap Agreements	—	—	—		29,190	—		29,190
Total Liabilities	$—	$15,459	$—		$29,190	$—		$44,649

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$3,064,195	$7,300,000	$(7,250,000)	$5,966	$(7,967)	$3,112,194	124,190	$46,407	$1,390
Guggenheim Strategy Fund II	3,364,931	4,200,000	(4,450,000)	4,709	(5,675)	3,113,965	124,509	58,208	1,824
	$6,429,126	$11,500,000	$(11,700,000)	$10,675	$(13,642)	$6,226,159		$104,615	$3,214

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3%
Financial - 18.4%
Sterling Bancorp	3,778	$92,939
MGIC Investment Corp.*	6,562	92,590
Umpqua Holdings Corp.	3,925	81,640
Wintrust Financial Corp.	983	80,970
Primerica, Inc.	785	79,717
Radian Group, Inc.	3,840	79,142
Texas Capital Bancshares, Inc.*	883	78,499
Gramercy Property Trust REIT	2,826	75,341
Hancock Holding Co.	1,493	73,903
CNO Financial Group, Inc.	2,992	73,873
Stifel Financial Corp.	1,181	70,340
Healthcare Realty Trust, Inc. REIT	2,174	69,829
IBERIABANK Corp.	896	69,440
Cousins Properties, Inc. REIT	7,409	68,533
Chemical Financial Corp.	1,256	67,158
First Industrial Realty Trust, Inc. REIT	2,108	66,339
Sunstone Hotel Investors, Inc. REIT	3,999	66,103
RLJ Lodging Trust REIT	3,007	66,064
Home BancShares, Inc.	2,791	64,891
MB Financial, Inc.	1,436	63,931
Investors Bancorp, Inc.	4,595	63,779
Essent Group Ltd.*	1,442	62,612
United Bankshares, Inc.	1,772	61,577
Evercore, Inc. — Class A	682	61,380
Selective Insurance Group, Inc.	1,020	59,874
Sabra Health Care REIT, Inc.	3,125	58,656
UMB Financial Corp.	802	57,680
Physicians Realty Trust REIT	3,191	57,406
Cathay General Bancorp	1,351	56,972
LaSalle Hotel Properties REIT	2,017	56,617
South State Corp.	640	55,776
Columbia Banking System, Inc.	1,279	55,560
Glacier Bancorp, Inc.	1,387	54,634
Fulton Financial Corp.	3,039	54,398
Ryman Hospitality Properties, Inc. REIT	783	54,043
Ellie Mae, Inc.*	599	53,551
National Health Investors, Inc. REIT	710	53,520
First Citizens BancShares, Inc. — Class A	132	53,196
Washington Federal, Inc.	1,545	52,916
EastGroup Properties, Inc. REIT[1]	595	52,586
Valley National Bancorp	4,577	51,354
GEO Group, Inc. REIT	2,169	51,188
First Financial Bankshares, Inc.[1]	1,124	50,636
Kemper Corp.	702	48,368
BancorpSouth Bank	1,508	47,427
American Equity Investment Life Holding Co.	1,533	47,109
QTS Realty Trust, Inc. — Class A REIT	864	46,794
Community Bank System, Inc.	870	46,762
Education Realty Trust, Inc. REIT	1,331	46,479
Urban Edge Properties REIT	1,789	45,602
STAG Industrial, Inc. REIT	1,668	45,586
Pebblebrook Hotel Trust REIT	1,220	45,347
PS Business Parks, Inc. REIT	351	43,907
WageWorks, Inc.*	704	43,648
First Midwest Bancorp, Inc.	1,809	43,434
CVB Financial Corp.	1,835	43,233
Washington Real Estate Investment Trust REIT	1,387	43,163
Hope Bancorp, Inc.	2,300	41,975
Great Western Bancorp, Inc.	1,049	41,750
Simmons First National Corp. — Class A	729	41,626
Old National Bancorp	2,381	41,548
RLI Corp.	683	41,431
Xenia Hotels & Resorts, Inc. REIT	1,907	41,172
Acadia Realty Trust REIT	1,469	40,192
DiamondRock Hospitality Co. REIT	3,544	40,012
Enstar Group Ltd.*	199	39,949
Rexford Industrial Realty, Inc. REIT	1,361	39,687
International Bancshares Corp.	970	38,509
Retail Opportunity Investments Corp. REIT	1,919	38,284
Trustmark Corp.	1,196	38,105
Lexington Realty Trust REIT	3,839	37,046
United Community Banks, Inc.	1,280	36,019
Potlatch Corp. REIT	717	35,778
Invesco Mortgage Capital, Inc. REIT	1,992	35,517
Kennedy-Wilson Holdings, Inc.	2,046	35,498
LegacyTexas Financial Group, Inc.	837	35,330
Apollo Commercial Real Estate Finance, Inc. REIT	1,896	34,981
Bank of NT Butterfield & Son Ltd.	953	34,584
Mack-Cali Realty Corp. REIT	1,604	34,582
Blackhawk Network Holdings, Inc.*	969	34,545
ServisFirst Bancshares, Inc.	820	34,030
Independent Bank Corp.	477	33,318
Hilltop Holdings, Inc.	1,299	32,904
Terreno Realty Corp. REIT	931	32,641
Eagle Bancorp, Inc.*	558	32,308
FCB Financial Holdings, Inc. — Class A*	634	32,207
Renasant Corp.	787	32,180
Waddell & Reed Financial, Inc. — Class A	1,440	32,170
Banner Corp.	583	32,135
Horace Mann Educators Corp.	724	31,928
BofI Holding, Inc.*,1	1,063	31,784
HFF, Inc. — Class A	651	31,665
Argo Group International Holdings Ltd.	513	31,626
Artisan Partners Asset Management, Inc. — Class A	797	31,481
Financial Engines, Inc.	1,037	31,421
Government Properties Income Trust REIT	1,675	31,054

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Financial - 18.4% (continued)
Ameris Bancorp	643	$30,993
TowneBank	1,002	30,812
First Merchants Corp.	726	30,536
Capitol Federal Financial, Inc.	2,277	30,535
LTC Properties, Inc. REIT	697	30,354
WesBanco, Inc.	746	30,325
Provident Financial Services, Inc.	1,093	29,478
First Financial Bancorp	1,092	28,774
Kite Realty Group Trust REIT	1,467	28,753
Chesapeake Lodging Trust REIT	1,048	28,390
Select Income REIT	1,122	28,196
Four Corners Property Trust, Inc. REIT	1,093	28,090
Northwest Bancshares, Inc.	1,677	28,056
Summit Hotel Properties, Inc. REIT	1,837	27,978
NBT Bancorp, Inc.	756	27,821
Pacific Premier Bancorp, Inc.*	694	27,760
Genworth Financial, Inc. — Class A*	8,909	27,707
Union Bankshares Corp.	764	27,634
American Assets Trust, Inc. REIT	715	27,342
Westamerica Bancorporation	451	26,857
Moelis & Co. — Class A	553	26,821
PRA Group, Inc.*	791	26,261
Berkshire Hills Bancorp, Inc.	707	25,876
CenterState Bank Corp.	1,002	25,781
WisdomTree Investments, Inc.	2,044	25,652
WSFS Financial Corp.	535	25,600
Agree Realty Corp. REIT	497	25,566
Employers Holdings, Inc.	563	24,997
Park National Corp.	237	24,648
Global Net Lease, Inc. REIT	1,197	24,634
First Commonwealth Financial Corp.	1,714	24,544
S&T Bancorp, Inc.	609	24,244
LendingClub Corp.*	5,734	23,681
Washington Prime Group, Inc. REIT	3,306	23,539
Heartland Financial USA, Inc.	435	23,338
Walker & Dunlop, Inc.*	491	23,323
Quality Care Properties, Inc. REIT*	1,675	23,132
Third Point Reinsurance Ltd.*	1,576	23,088
Alexander & Baldwin, Inc. REIT	828	22,969
Boston Private Financial Holdings, Inc.	1,477	22,820
CareTrust REIT, Inc.	1,337	22,408
OM Asset Management plc	1,336	22,378
Monmouth Real Estate Investment Corp. REIT	1,249	22,232
Piper Jaffray Cos.	255	21,994
CYS Investments, Inc. REIT	2,724	21,874
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	890	21,413
National Storage Affiliates Trust REIT	785	21,399
Independent Bank Group, Inc.	313	21,159
Tompkins Financial Corp.	260	21,151
First Busey Corp.	700	20,958
Houlihan Lokey, Inc.	460	20,898
Brookline Bancorp, Inc.	1,331	20,897
AMERISAFE, Inc.	339	20,882
Safety Insurance Group, Inc.	259	20,824
Lakeland Financial Corp.	428	20,754
Ramco-Gershenson Properties Trust REIT	1,393	20,519
Kearny Financial Corp.	1,412	20,403
Beneficial Bancorp, Inc.	1,227	20,184
Redwood Trust, Inc. REIT	1,358	20,126
Infinity Property & Casualty Corp.	189	20,034
Franklin Street Properties Corp. REIT	1,852	19,890
State Bank Financial Corp.	664	19,814
Aircastle Ltd.	843	19,718
Seacoast Banking Corporation of Florida*	756	19,059
ARMOUR Residential REIT, Inc.	734	18,878
Ladder Capital Corp. — Class A REIT	1,379	18,796
Cannae Holdings, Inc.*	1,095	18,648
Nelnet, Inc. — Class A1	338	18,516
First Interstate BancSystem, Inc. — Class A	462	18,503
PennyMac Mortgage Investment Trust REIT	1,149	18,464
Seritage Growth Properties REIT	450	18,207
City Holding Co.	269	18,149
Encore Capital Group, Inc.*	426	17,935
Cohen & Steers, Inc.	378	17,876
Chatham Lodging Trust REIT	785	17,867
Navigators Group, Inc.	365	17,776
Enterprise Financial Services Corp.	393	17,744
Sandy Spring Bancorp, Inc.	454	17,715
Meridian Bancorp, Inc.	848	17,469
First Bancorp	492	17,373
First BanCorp*,1	3,403	17,355
United Fire Group, Inc.	380	17,320
Tier REIT, Inc.	845	17,230
NMI Holdings, Inc. — Class A*	1,010	17,170
National General Holdings Corp.	870	17,087
James River Group Holdings Ltd.	427	17,084
Hanmi Financial Corp.	558	16,935
CBL & Associates Properties, Inc. REIT	2,987	16,906
Universal Health Realty Income Trust REIT	225	16,900
Southside Bancshares, Inc.	490	16,503
Heritage Financial Corp.	521	16,047
MainSource Financial Group, Inc.	438	15,904
Banc of California, Inc.[1]	770	15,900
Stewart Information Services Corp.	374	15,820
United Financial Bancorp, Inc.	896	15,805
Central Pacific Financial Corp.	528	15,750

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Financial - 18.4% (continued)
RE/MAX Holdings, Inc. — Class A	316	$15,326
Lakeland Bancorp, Inc.	795	15,304
BancFirst Corp.	298	15,243
AmTrust Financial Services, Inc.[1]	1,510	15,206
Universal Insurance Holdings, Inc.	551	15,070
Easterly Government Properties, Inc. REIT	706	15,066
TrustCo Bank Corp. NY	1,637	15,060
Alexander's, Inc. REIT	38	15,042
MTGE Investment Corp. REIT	811	15,003
Independence Realty Trust, Inc. REIT	1,476	14,893
Getty Realty Corp. REIT	548	14,884
Meta Financial Group, Inc.	159	14,731
OceanFirst Financial Corp.	558	14,647
PJT Partners, Inc. — Class A	321	14,638
Capstead Mortgage Corp. REIT	1,690	14,618
Stock Yards Bancorp, Inc.	387	14,590
Pennsylvania Real Estate Investment Trust REIT	1,213	14,423
National Bank Holdings Corp. — Class A	441	14,302
St. Joe Co.*	786	14,187
Washington Trust Bancorp, Inc.	266	14,165
Flagstar Bancorp, Inc.*	378	14,145
1st Source Corp.	286	14,143
InfraREIT, Inc.	752	13,972
Bryn Mawr Bank Corp.	316	13,967
Virtus Investment Partners, Inc.	121	13,921
MBIA, Inc.*,1	1,897	13,886
ConnectOne Bancorp, Inc.	535	13,776
TriCo Bancshares	362	13,705
Preferred Bank/Los Angeles CA	233	13,696
CoBiz Financial, Inc.	680	13,593
Flushing Financial Corp.	492	13,530
HomeStreet, Inc.*	459	13,288
German American Bancorp, Inc.	376	13,284
National Western Life Group, Inc. — Class A	40	13,241
iStar, Inc. REIT*	1,167	13,187
Northfield Bancorp, Inc.	762	13,015
Customers Bancorp, Inc.*	499	12,969
NorthStar Realty Europe Corp. REIT	965	12,960
Univest Corporation of Pennsylvania	460	12,903
Community Trust Bancorp, Inc.	273	12,858
Ambac Financial Group, Inc.*	804	12,848
Preferred Apartment Communities, Inc. — Class A REIT	613	12,413
Cass Information Systems, Inc.	212	12,341
Armada Hoffler Properties, Inc. REIT	792	12,300
Saul Centers, Inc. REIT	199	12,288
FBL Financial Group, Inc. — Class A	176	12,258
Federal Agricultural Mortgage Corp. — Class C	156	12,205
New York Mortgage Trust, Inc. REIT	1,975	12,186
Investors Real Estate Trust REIT	2,137	12,138
First of Long Island Corp.	420	11,970
Hersha Hospitality Trust REIT	687	11,954
Dime Community Bancshares, Inc.	561	11,753
Guaranty Bancorp	424	11,724
Bridge Bancorp, Inc.	334	11,690
Carolina Financial Corp.	314	11,665
Trupanion, Inc.*	398	11,649
Diamond Hill Investment Group, Inc.	56	11,573
Kinsale Capital Group, Inc.	257	11,565
Oritani Financial Corp.	700	11,480
INTL FCStone, Inc.*	269	11,441
Camden National Corp.	271	11,417
Urstadt Biddle Properties, Inc. — Class A REIT	523	11,370
Investment Technology Group, Inc.	582	11,203
New Senior Investment Group, Inc. REIT	1,454	10,992
Horizon Bancorp	393	10,925
Greenlight Capital Re Ltd. — Class A*	534	10,733
Peapack Gladstone Financial Corp.	306	10,716
Altisource Residential Corp. REIT	879	10,425
Gladstone Commercial Corp. REIT	483	10,172
Mercantile Bank Corp.	286	10,116
Great Southern Bancorp, Inc.	192	9,917
Heritage Commerce Corp.	641	9,820
Triumph Bancorp, Inc.*	311	9,797
Live Oak Bancshares, Inc.	409	9,755
FB Financial Corp.*	231	9,700
First Foundation, Inc.*	523	9,696
Opus Bank*	355	9,691
CatchMark Timber Trust, Inc. — Class A REIT	730	9,585
Nationstar Mortgage Holdings, Inc.*	518	9,583
Westwood Holdings Group, Inc.	144	9,534
Whitestone REIT — Class B	660	9,511
Peoples Bancorp, Inc.	291	9,492
AG Mortgage Investment Trust, Inc. REIT	493	9,372
Anworth Mortgage Asset Corp. REIT	1,708	9,292
Marcus & Millichap, Inc.*	284	9,261
Cedar Realty Trust, Inc. REIT	1,520	9,242
QCR Holdings, Inc.	215	9,213
Ashford Hospitality Trust, Inc. REIT	1,363	9,173
Granite Point Mortgage Trust, Inc. REIT	517	9,172
First Defiance Financial Corp.	176	9,147

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Financial - 18.4% (continued)
TriState Capital Holdings, Inc.*	396	$9,108
Midland States Bancorp, Inc.	275	8,932
Enova International, Inc.*	585	8,892
Hamilton Lane, Inc. — Class A	250	8,847
Bancorp, Inc.*	871	8,605
Nicolet Bankshares, Inc.*	157	8,594
Community Healthcare Trust, Inc. REIT	305	8,570
First Financial Corp.	188	8,526
NexPoint Residential Trust, Inc. REIT	305	8,522
Blue Hills Bancorp, Inc.	423	8,502
Fidelity Southern Corp.	390	8,502
First Community Bancshares, Inc.	295	8,475
PHH Corp.*	822	8,467
Greenhill & Company, Inc.	431	8,404
World Acceptance Corp.*	104	8,395
National Commerce Corp.*	208	8,372
State Auto Financial Corp.	282	8,212
Maiden Holdings Ltd.	1,242	8,197
Virtu Financial, Inc. — Class A1	444	8,125
UMH Properties, Inc. REIT	543	8,091
CorEnergy Infrastructure Trust, Inc. REIT	211	8,060
Independent Bank Corp.	360	8,046
Bank Mutual Corp.	751	7,998
Financial Institutions, Inc.	257	7,993
United Community Financial Corp.	868	7,925
Veritex Holdings, Inc.*	287	7,918
R1 RCM, Inc.*	1,776	7,832
Waterstone Financial, Inc.	453	7,724
Bank of Marin Bancorp	113	7,684
Green Bancorp, Inc.*	378	7,673
Allegiance Bancshares, Inc.*	203	7,643
HomeTrust Bancshares, Inc.*	296	7,622
RMR Group, Inc. — Class A	125	7,413
Access National Corp.	263	7,322
Republic First Bancorp, Inc.*	863	7,292
People's Utah Bancorp	240	7,272
Cadence BanCorp*	268	7,268
Bar Harbor Bankshares	267	7,212
Western Asset Mortgage Capital Corp. REIT	724	7,204
OFG Bancorp	766	7,200
Orchid Island Capital, Inc. REIT	773	7,173
Arrow Financial Corp.	210	7,129
Franklin Financial Network, Inc.*	209	7,127
West Bancorporation, Inc.	282	7,092
Old Second Bancorp, Inc.	512	6,989
Heritage Insurance Holdings, Inc.[1]	384	6,920
CNB Financial Corp.	262	6,875
First Mid-Illinois Bancshares, Inc.	178	6,860
City Office REIT, Inc.	523	6,804
Equity Bancshares, Inc. — Class A*	190	6,728
Farmers National Banc Corp.	451	6,652
MidWestOne Financial Group, Inc.	198	6,639
One Liberty Properties, Inc. REIT	255	6,610
First Connecticut Bancorp, Inc.	250	6,537
Atlantic Capital Bancshares, Inc.*	370	6,512
Republic Bancorp, Inc. — Class A	171	6,501
Farmers & Merchants Bancorp Incorporated/Archbold OH	157	6,406
PennyMac Financial Services, Inc. — Class A*	282	6,303
United Insurance Holdings Corp.	365	6,296
Cowen, Inc. — Class A*	459	6,265
Global Indemnity Ltd*	147	6,177
Ares Commercial Real Estate Corp. REIT	475	6,127
PCSB Financial Corp.*	321	6,115
Southern National Bancorp of Virginia, Inc.	380	6,091
Sierra Bancorp	229	6,082
Citizens, Inc.*	825	6,064
GAIN Capital Holdings, Inc.	606	6,060
Dynex Capital, Inc. REIT	855	5,994
Clifton Bancorp, Inc.	348	5,951
Redfin Corp.*,1	190	5,951
Ocwen Financial Corp.*	1,874	5,866
First Bancshares, Inc.	168	5,746
Ladenburg Thalmann Financial Services, Inc.	1,818	5,745
Enterprise Bancorp, Inc.	168	5,720
MedEquities Realty Trust, Inc. REIT	507	5,689
Peoples Financial Services Corp.	122	5,683
American National Bankshares, Inc.	145	5,553
National Bankshares, Inc.	120	5,454
Altisource Portfolio Solutions S.A.*,1	194	5,432
Western New England Bancorp, Inc.	489	5,330
Arlington Asset Investment Corp. — Class A	451	5,313
WashingtonFirst Bankshares, Inc.	154	5,276
Health Insurance Innovations, Inc. — Class A*	209	5,215
FRP Holdings, Inc.*	116	5,133
Summit Financial Group, Inc.	193	5,080
On Deck Capital, Inc.*	874	5,017
Farmers Capital Bank Corp.	130	5,005
Resource Capital Corp. REIT	534	5,004
Citizens & Northern Corp.	208	4,992
Investors Title Co.	25	4,959
First Bancorp, Inc.	181	4,929
Farmland Partners, Inc. REIT	562	4,878
Southern First Bancshares, Inc.*	117	4,826
eHealth, Inc.*	276	4,794
First Internet Bancorp	125	4,769
Regional Management Corp.*	181	4,762

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Financial - 18.4% (continued)
Hingham Institution for Savings	23	$4,761
Sutherland Asset Management Corp. REIT	312	4,727
Oppenheimer Holdings, Inc. — Class A	174	4,663
Sun Bancorp, Inc.	190	4,617
Macatawa Bank Corp.	461	4,610
Ashford Hospitality Prime, Inc. REIT	470	4,573
Southern Missouri Bancorp, Inc.	120	4,511
Capital City Bank Group, Inc.	196	4,496
Home Bancorp, Inc.	104	4,495
EMC Insurance Group, Inc.	155	4,447
Old Line Bancshares, Inc.	151	4,445
HarborOne Bancorp, Inc.*	232	4,445
Jernigan Capital, Inc. REIT[1]	232	4,410
Consolidated-Tomoka Land Co.	69	4,381
BSB Bancorp, Inc.*	148	4,329
Ames National Corp.	152	4,233
Territorial Bancorp, Inc.	137	4,229
MutualFirst Financial, Inc.	109	4,202
Codorus Valley Bancorp, Inc.	151	4,157
HCI Group, Inc.	139	4,156
Bluerock Residential Growth REIT, Inc.	407	4,115
Forestar Group, Inc.*	186	4,092
Century Bancorp, Inc. — Class A	52	4,069
Northrim BanCorp, Inc.	120	4,062
Safeguard Scientifics, Inc.*	359	4,021
Paragon Commercial Corp.*	75	3,991
Baldwin & Lyons, Inc. — Class B	165	3,952
BankFinancial Corp.	253	3,881
Civista Bancshares, Inc.	176	3,872
Atlas Financial Holdings, Inc.*	187	3,843
Great Ajax Corp. REIT	278	3,842
Charter Financial Corp.	218	3,824
Penns Woods Bancorp, Inc.	82	3,820
KKR Real Estate Finance Trust, Inc.	189	3,782
Bear State Financial, Inc.	368	3,765
TPG RE Finance Trust, Inc. REIT	197	3,753
Cherry Hill Mortgage Investment Corp. REIT	208	3,742
Shore Bancshares, Inc.	222	3,707
Union Bankshares, Inc.	69	3,654
Bankwell Financial Group, Inc.	106	3,640
Central Valley Community Bancorp	176	3,552
Investar Holding Corp.	145	3,494
Marlin Business Services Corp.	156	3,494
Federated National Holding Co.	210	3,480
Evans Bancorp, Inc.	82	3,436
Howard Bancorp, Inc.*	156	3,432
FNB Bancorp	94	3,430
MidSouth Bancorp, Inc.	255	3,379
ACNB Corp.	114	3,369
Norwood Financial Corp.	102	3,366
C&F Financial Corp.	58	3,364
Entegra Financial Corp.*	115	3,364
Premier Financial Bancorp, Inc.	167	3,353
MBT Financial Corp.	316	3,350
Orrstown Financial Services, Inc.	131	3,308
Riverview Bancorp, Inc.	379	3,286
Safety Income and Growth, Inc. REIT	184	3,238
First Business Financial Services, Inc.	146	3,230
LCNB Corp.	157	3,211
Pzena Investment Management, Inc. — Class A	300	3,201
Capstar Financial Holdings, Inc.*	153	3,178
Bank of Commerce Holdings	275	3,162
Reliant Bancorp, Inc.	123	3,154
Stratus Properties, Inc.	105	3,119
Community Bankers Trust Corp.*	381	3,105
Xenith Bankshares, Inc.*	91	3,079
NI Holdings, Inc.*	179	3,039
Kingstone Companies, Inc.	161	3,027
Northeast Bancorp	130	3,009
Malvern Bancorp, Inc.*	114	2,987
Independence Holding Co.	107	2,937
SI Financial Group, Inc.	199	2,925
Timberland Bancorp, Inc.	110	2,920
WMIH Corp.*	3,428	2,911
Ohio Valley Banc Corp.	72	2,909
First Northwest Bancorp*	175	2,852
BCB Bancorp, Inc.	195	2,827
Owens Realty Mortgage, Inc. REIT	174	2,786
SmartFinancial, Inc.*	127	2,756
Chemung Financial Corp.	57	2,742
Associated Capital Group, Inc. — Class A	80	2,728
Clipper Realty, Inc. REIT	272	2,717
Unity Bancorp, Inc.	137	2,706
Donegal Group, Inc. — Class A	156	2,699
Community Financial Corp.	70	2,681
Byline Bancorp, Inc.*	116	2,665
Global Medical REIT, Inc.	322	2,640
Tiptree, Inc. — Class A	443	2,636
Sunshine Bancorp, Inc.*	114	2,615
United Security Bancshares	231	2,541
Prudential Bancorp, Inc.	144	2,534
Peoples Bancorp of North Carolina, Inc.	82	2,517
County Bancorp, Inc.	83	2,470
Hallmark Financial Services, Inc.*	236	2,462
ESSA Bancorp, Inc.	157	2,460
Pacific Mercantile Bancorp*	274	2,398
GAMCO Investors, Inc. — Class A	79	2,342
Two River Bancorp	128	2,321
First Financial Northwest, Inc.	147	2,280
Trinity Place Holdings, Inc.*	322	2,238
Middlefield Banc Corp.	46	2,217
Elevate Credit, Inc.*	283	2,131
Parke Bancorp, Inc.	103	2,117
Provident Bancorp, Inc.*	78	2,063
Maui Land & Pineapple Company, Inc.*	119	2,059
Crawford & Co. — Class B	212	2,039

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Financial - 18.4% (continued)
Silvercrest Asset Management Group, Inc. — Class A	127	$2,038
First Guaranty Bancshares, Inc.	78	1,950
Ellington Residential Mortgage REIT	160	1,926
Old Point Financial Corp.	64	1,904
DNB Financial Corp.	55	1,853
Provident Financial Holdings, Inc.	99	1,822
RBB Bancorp	66	1,806
Greene County Bancorp, Inc.	54	1,760
Impac Mortgage Holdings, Inc.*	172	1,748
Blue Capital Reinsurance Holdings Ltd.	105	1,265
Guaranty Bancshares, Inc.	37	1,134
Transcontinental Realty Investors, Inc.*	30	940
California First National Bancorp	42	633
Oconee Federal Financial Corp.	22	631
RAIT Financial Trust REIT	1,626	610
Medley Management, Inc. — Class A	93	604
Griffin Industrial Realty, Inc.	12	440
Fifth Street Asset Management, Inc.	133	176
First Horizon National Corp.	1	12
Total Financial		9,061,831
Consumer, Non-cyclical - 16.1%
Nektar Therapeutics*	2,625	156,765
Bluebird Bio, Inc.*	863	153,700
Sage Therapeutics, Inc.*	670	110,356
Exact Sciences Corp.*	2,084	109,493
Catalent, Inc.*	2,362	97,031
HealthSouth Corp.	1,745	86,220
PRA Health Sciences, Inc.*	876	79,777
Snyder's-Lance, Inc.	1,524	76,322
Grand Canyon Education, Inc.*	831	74,399
Insulet Corp.*	1,030	71,070
LivaNova plc*	860	68,731
Chemed Corp.	279	67,803
Masimo Corp.*	794	67,331
Healthcare Services Group, Inc.	1,263	66,585
Cantel Medical Corp.	644	66,248
Deluxe Corp.	859	66,006
Brink's Co.	812	63,904
Molina Healthcare, Inc.*	780	59,810
Sarepta Therapeutics, Inc.*	1,069	59,479
FibroGen, Inc.*	1,228	58,207
ICU Medical, Inc.*	267	57,672
On Assignment, Inc.*	886	56,943
Blueprint Medicines Corp.*	748	56,407
Avis Budget Group, Inc.*	1,283	56,298
Haemonetics Corp.*	939	54,537
Neogen Corp.*	657	54,012
Integra LifeSciences Holdings Corp.*	1,127	53,938
Cimpress N.V.*	443	53,107
Clovis Oncology, Inc.*	778	52,904
Darling Ingredients, Inc.*	2,909	52,740
Performance Food Group Co.*	1,592	52,695
NuVasive, Inc.*	899	52,583
Globus Medical, Inc. — Class A*	1,250	51,375
Puma Biotechnology, Inc.*	508	50,216
Ligand Pharmaceuticals, Inc. — Class B*	363	49,706
Sanderson Farms, Inc.	357	49,544
Green Dot Corp. — Class A*	818	49,293
Penumbra, Inc.*	519	48,838
Portola Pharmaceuticals, Inc.*	996	48,485
Avexis, Inc.*	436	48,252
Helen of Troy Ltd.*	483	46,537
Adtalem Global Education, Inc.*	1,068	44,909
Array BioPharma, Inc.*	3,505	44,864
Aaron's, Inc.	1,123	44,751
United Natural Foods, Inc.*	899	44,294
Lancaster Colony Corp.	334	43,156
Halozyme Therapeutics, Inc.*	2,114	42,830
Amicus Therapeutics, Inc.*	2,952	42,479
Horizon Pharma plc*	2,892	42,223
Incorporated Research Holdings, Inc. — Class A*	967	42,161
Prestige Brands Holdings, Inc.*	945	41,967
Insmed, Inc.*	1,340	41,781
HealthEquity, Inc.*	883	41,201
AMN Healthcare Services, Inc.*	836	41,173
Wright Medical Group N.V.*	1,852	41,114
Magellan Health, Inc.*	425	41,034
B&G Foods, Inc.[1]	1,165	40,950
J&J Snack Foods Corp.	267	40,539
Myriad Genetics, Inc.*	1,152	39,565
Vector Group Ltd.	1,739	38,919
LendingTree, Inc.*	113	38,471
Halyard Health, Inc.*	828	38,237
Korn/Ferry International	923	38,194
ABM Industries, Inc.	991	37,380
Merit Medical Systems, Inc.*	862	37,238
Insperity, Inc.	642	36,819
Inogen, Inc.*	302	35,962
Ironwood Pharmaceuticals, Inc. — Class A*	2,386	35,766
Aerie Pharmaceuticals, Inc.*	585	34,954
Sotheby's*	675	34,830
Loxo Oncology, Inc.*	405	34,093
Supernus Pharmaceuticals, Inc.*	850	33,872
Nevro Corp.*	490	33,830
Select Medical Holdings Corp.*	1,903	33,588
Medicines Co.*	1,223	33,437
Teladoc, Inc.*,1	953	33,212
Ultragenyx Pharmaceutical, Inc.*	701	32,512
TriNet Group, Inc.*	733	32,501
Monro, Inc.	562	32,006
Pacira Pharmaceuticals, Inc.*	696	31,772
AnaptysBio, Inc.*	297	29,914
Matthews International Corp. — Class A	554	29,251
Immunomedics, Inc.*	1,810	29,250
Corcept Therapeutics, Inc.*	1,614	29,149
Spectrum Pharmaceuticals, Inc.*	1,529	28,975

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Non-cyclical - 16.1% (continued)
WD-40 Co.	245	$28,910
FTI Consulting, Inc.*	670	28,783
Travelport Worldwide Ltd.	2,200	28,754
Boston Beer Company, Inc. — Class A*	148	28,283
Acceleron Pharma, Inc.*	660	28,010
NxStage Medical, Inc.*	1,151	27,889
Bob Evans Farms, Inc.	352	27,745
NutriSystem, Inc.	526	27,668
Ignyta, Inc.*	1,036	27,661
Cambrex Corp.*	575	27,600
Emergent BioSolutions, Inc.*	593	27,557
Fresh Del Monte Produce, Inc.	574	27,363
Herc Holdings, Inc.*	430	26,922
Varex Imaging Corp.*	667	26,793
Amedisys, Inc.*	504	26,566
Global Blood Therapeutics, Inc.*	654	25,735
Prothena Corporation plc*,1	680	25,493
HMS Holdings Corp.*	1,485	25,171
Integer Holdings Corp.*	549	24,870
Spark Therapeutics, Inc.*	482	24,784
CONMED Corp.	486	24,771
Sangamo Therapeutics, Inc.*	1,482	24,305
Repligen Corp.*	665	24,126
Calavo Growers, Inc.[1]	284	23,970
Zogenix, Inc.*	591	23,670
Tivity Health, Inc.*	647	23,648
Arena Pharmaceuticals, Inc.*	696	23,643
Central Garden & Pet Co. — Class A*	625	23,569
Aimmune Therapeutics, Inc.*	623	23,562
MiMedx Group, Inc.*,1	1,836	23,152
Universal Corp.	439	23,047
ACCO Brands Corp.*	1,864	22,741
Cal-Maine Foods, Inc.*	510	22,669
Paylocity Holding Corp.*	466	21,977
Weight Watchers International, Inc.*	495	21,919
Tenet Healthcare Corp.*,1	1,441	21,846
Impax Laboratories, Inc.*	1,301	21,662
Quidel Corp.*	498	21,588
Hertz Global Holdings, Inc.*	969	21,415
Radius Health, Inc.*	670	21,286
Hostess Brands, Inc.*	1,418	21,001
Novocure Ltd.*	1,023	20,665
Natus Medical, Inc.*	540	20,628
Theravance Biopharma, Inc.*	739	20,611
Owens & Minor, Inc.	1,077	20,334
National Beverage Corp.	208	20,267
Dynavax Technologies Corp.*	1,078	20,159
Viad Corp.	359	19,889
TrueBlue, Inc.*	723	19,882
Esperion Therapeutics, Inc.*	301	19,818
McGrath RentCorp	416	19,544
Abaxis, Inc.	389	19,263
Ensign Group, Inc.	853	18,937
OraSure Technologies, Inc.*	1,003	18,917
Innoviva, Inc.*	1,329	18,859
Dermira, Inc.*	675	18,772
Dean Foods Co.	1,611	18,623
Editas Medicine, Inc.*	606	18,622
Analogic Corp.	222	18,593
Momenta Pharmaceuticals, Inc.*	1,325	18,484
Coca-Cola Bottling Company Consolidated	83	17,867
MGP Ingredients, Inc.	229	17,605
Foundation Medicine, Inc.*	257	17,527
SpartanNash Co.	649	17,315
TherapeuticsMD, Inc.*	2,864	17,299
Diplomat Pharmacy, Inc.*	856	17,180
LHC Group, Inc.*	279	17,089
Strayer Education, Inc.	188	16,841
ICF International, Inc.*	318	16,695
Orthofix International N.V.*	305	16,684
Acorda Therapeutics, Inc.*	767	16,452
REGENXBIO, Inc.*	487	16,193
Enanta Pharmaceuticals, Inc.*	275	16,137
BioTelemetry, Inc.*	533	15,937
Capella Education Co.	204	15,790
Atrion Corp.	25	15,765
Navigant Consulting, Inc.*	812	15,761
Huron Consulting Group, Inc.*	389	15,735
Omeros Corp.*	799	15,525
US Physical Therapy, Inc.	215	15,523
Intersect ENT, Inc.*	466	15,098
Cardtronics plc — Class A*	807	14,946
Andersons, Inc.	478	14,890
USANA Health Sciences, Inc.*	201	14,884
Xencor, Inc.*	674	14,774
Kelly Services, Inc. — Class A	540	14,726
SUPERVALU, Inc.*	679	14,666
EVERTEC, Inc.	1,072	14,633
Kindred Healthcare, Inc.*	1,503	14,579
Heron Therapeutics, Inc.*	804	14,552
Career Education Corp.*	1,199	14,484
MyoKardia, Inc.*	344	14,482
Flexion Therapeutics, Inc.*	576	14,423
Revance Therapeutics, Inc.*	403	14,407
Retrophin, Inc.*	677	14,264
Luminex Corp.	722	14,223
CBIZ, Inc.*	906	13,998
iRhythm Technologies, Inc.*	249	13,957
Cardiovascular Systems, Inc.*	581	13,764
Anika Therapeutics, Inc.*	255	13,747
AxoGen, Inc.*	483	13,669
Alarm.com Holdings, Inc.*	360	13,590
Inter Parfums, Inc.	307	13,339
K2M Group Holdings, Inc.*	730	13,140
Medifast, Inc.	188	13,124
Glaukos Corp.*,1	507	13,005
Alder Biopharmaceuticals, Inc.*	1,123	12,858
Quad/Graphics, Inc.	556	12,566
Almost Family, Inc.*	226	12,509
Amphastar Pharmaceuticals, Inc.*	642	12,352
Laureate Education, Inc. — Class A*	907	12,299
Assembly Biosciences, Inc.*	269	12,172
National Healthcare Corp.	199	12,127
Accelerate Diagnostics, Inc.*	462	12,104
Genomic Health, Inc.*	350	11,970

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Providence Service Corp.*	201	$11,927
Vanda Pharmaceuticals, Inc.*	780	11,856
Akebia Therapeutics, Inc.*	793	11,792
Lannett Company, Inc.*,1	503	11,670
RR Donnelley & Sons Co.	1,243	11,560
Phibro Animal Health Corp. — Class A	344	11,524
SP Plus Corp.*	309	11,464
PTC Therapeutics, Inc.*	687	11,459
MacroGenics, Inc.*	600	11,400
STAAR Surgical Co.*	724	11,222
Lantheus Holdings, Inc.*	540	11,043
Tootsie Roll Industries, Inc.	300	10,920
CryoLife, Inc.*	569	10,896
RPX Corp.	809	10,873
CytomX Therapeutics, Inc.*	514	10,851
Intra-Cellular Therapies, Inc.*	746	10,802
AngioDynamics, Inc.*	647	10,760
Cutera, Inc.*	234	10,612
Five Prime Therapeutics, Inc.*	481	10,544
ImmunoGen, Inc.*	1,641	10,519
Kforce, Inc.	416	10,504
AtriCure, Inc.*	568	10,360
Meridian Bioscience, Inc.	738	10,332
Textainer Group Holdings Ltd.*	480	10,320
K12, Inc.*	647	10,287
Epizyme, Inc.*	804	10,090
Triple-S Management Corp. — Class B*	405	10,064
Aclaris Therapeutics, Inc.*	406	10,012
La Jolla Pharmaceutical Co.*	310	9,976
ZIOPHARM Oncology, Inc.*	2,328	9,638
Invacare Corp.	571	9,621
John B Sanfilippo & Son, Inc.	152	9,614
Rigel Pharmaceuticals, Inc.*	2,438	9,459
Synergy Pharmaceuticals, Inc.*,1	4,234	9,442
Exactech, Inc.*	189	9,346
Heska Corp.*	115	9,224
Ennis, Inc.	444	9,213
ANI Pharmaceuticals, Inc.*	142	9,152
LSC Communications, Inc.	602	9,120
Adamas Pharmaceuticals, Inc.*	262	8,879
NeoGenomics, Inc.*	999	8,851
Audentes Therapeutics, Inc.*	281	8,781
CorVel Corp.*	165	8,728
Ingles Markets, Inc. — Class A	250	8,650
Everi Holdings, Inc.*	1,142	8,611
LeMaitre Vascular, Inc.	266	8,469
Rent-A-Center, Inc.[1]	759	8,425
Atara Biotherapeutics, Inc.*	464	8,398
AMAG Pharmaceuticals, Inc.*	621	8,228
Concert Pharmaceuticals, Inc.*	318	8,227
Depomed, Inc.*	1,019	8,203
e.l.f. Beauty, Inc.*,1	367	8,188
Iovance Biotherapeutics, Inc.*	1,020	8,160
Barrett Business Services, Inc.	125	8,061
Cross Country Healthcare, Inc.*	627	8,000
Heidrick & Struggles International, Inc.	325	7,979
Forrester Research, Inc.	180	7,956
Resources Connection, Inc.	512	7,910
Collegium Pharmaceutical, Inc.*	424	7,827
BioCryst Pharmaceuticals, Inc.*	1,588	7,797
Endologix, Inc.*	1,456	7,790
CAI International, Inc.*	274	7,760
Team, Inc.*,1	518	7,718
Sucampo Pharmaceuticals, Inc. — Class A*	428	7,683
Eagle Pharmaceuticals, Inc.*	143	7,639
Paratek Pharmaceuticals, Inc.*	422	7,554
Lexicon Pharmaceuticals, Inc.*,1	763	7,538
Progenics Pharmaceuticals, Inc.*	1,253	7,455
WaVe Life Sciences Ltd.*	211	7,406
PDL BioPharma, Inc.*	2,700	7,398
Keryx Biopharmaceuticals, Inc.*,1	1,586	7,375
Abeona Therapeutics, Inc.*	465	7,370
TG Therapeutics, Inc.*	888	7,282
Central Garden & Pet Co.*	187	7,278
Community Health Systems, Inc.*	1,685	7,178
Chefs' Warehouse, Inc.*	348	7,134
Amplify Snack Brands, Inc.*	586	7,038
Weis Markets, Inc.	170	7,036
American Public Education, Inc.*,1	280	7,014
Invitae Corp.*	753	6,837
Madrigal Pharmaceuticals, Inc.*	74	6,792
MoneyGram International, Inc.*	515	6,788
Carriage Services, Inc. — Class A	263	6,762
B. Riley Financial, Inc.	368	6,661
RadNet, Inc.*	655	6,616
Novavax, Inc.*	5,290	6,560
Hackett Group, Inc.	416	6,535
Cerus Corp.*	1,927	6,513
Achaogen, Inc.*	605	6,498
Surmodics, Inc.*	229	6,412
Celldex Therapeutics, Inc.*	2,248	6,384
CRA International, Inc.	140	6,293
National Research Corp. — Class A	168	6,266
Stemline Therapeutics, Inc.*	400	6,240
Accuray, Inc.*,1	1,443	6,205
Tejon Ranch Co.*	297	6,166
Emerald Expositions Events, Inc.	301	6,122
Vectrus, Inc.*	195	6,016
Cytokinetics, Inc.*	736	5,998
BioScrip, Inc.*,1	2,058	5,989
Coherus Biosciences, Inc.*	679	5,975
Achillion Pharmaceuticals, Inc.*	2,073	5,970
Inovio Pharmaceuticals, Inc.*	1,442	5,956
Oxford Immunotec Global plc*	426	5,951
Enzo Biochem, Inc.*	729	5,941
Aduro Biotech, Inc.*	785	5,888
Capital Senior Living Corp.*	435	5,868
Corbus Pharmaceuticals Holdings, Inc.*,1	825	5,857
Cara Therapeutics, Inc.*,1	474	5,802
Karyopharm Therapeutics, Inc.*	598	5,741
Tetraphase Pharmaceuticals, Inc.*	899	5,664

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Primo Water Corp.*	449	$5,644
Reata Pharmaceuticals, Inc. — Class A*	199	5,636
Tactile Systems Technology, Inc.*	188	5,448
Great Lakes Dredge & Dock Corp.*	1,006	5,432
Cadiz, Inc.*	376	5,358
Kura Oncology, Inc.*	349	5,340
Intellia Therapeutics, Inc.*	275	5,286
Entellus Medical, Inc.*,1	215	5,244
Antares Pharma, Inc.*	2,545	5,064
Natera, Inc.*	562	5,052
Biohaven Pharmaceutical Holding Company Ltd.*	186	5,018
ViewRay, Inc.*	541	5,010
Utah Medical Products, Inc.	61	4,965
Catalyst Pharmaceuticals, Inc.*	1,268	4,958
Farmer Brothers Co.*	154	4,951
Rockwell Medical, Inc.*	849	4,941
Civitas Solutions, Inc.*	285	4,874
Pacific Biosciences of California, Inc.*	1,835	4,844
Limoneira Co.	214	4,794
Geron Corp.*	2,633	4,739
Pieris Pharmaceuticals, Inc.*	623	4,704
Idera Pharmaceuticals, Inc.*	2,224	4,693
Voyager Therapeutics, Inc.*	281	4,665
Addus HomeCare Corp.*	133	4,628
Akcea Therapeutics, Inc.*	266	4,618
Revlon, Inc. — Class A*	209	4,556
Calithera Biosciences, Inc.*	542	4,526
CSS Industries, Inc.	158	4,397
Neos Therapeutics, Inc.*	431	4,396
Medpace Holdings, Inc.*	120	4,351
Care.com, Inc.*	241	4,348
BioSpecifics Technologies Corp.*	100	4,333
Craft Brew Alliance, Inc.*	225	4,320
Agenus, Inc.*	1,321	4,307
Kindred Biosciences, Inc.*	446	4,215
ServiceSource International, Inc.*	1,358	4,196
Corium International, Inc.*	431	4,142
Fate Therapeutics, Inc.*	675	4,124
Surgery Partners, Inc.*	335	4,054
Bellicum Pharmaceuticals, Inc.*	481	4,045
RTI Surgical, Inc.*	968	3,969
Insys Therapeutics, Inc.*	412	3,963
Ardelyx, Inc.*	591	3,901
MediciNova, Inc.*	599	3,875
Protagonist Therapeutics, Inc.*	184	3,827
Aratana Therapeutics, Inc.*	727	3,824
Pulse Biosciences, Inc.*	162	3,823
Chimerix, Inc.*	825	3,820
Collectors Universe, Inc.	133	3,809
Seneca Foods Corp. — Class A*	123	3,782
GenMark Diagnostics, Inc.*	903	3,766
Seres Therapeutics, Inc.*	363	3,681
NewLink Genetics Corp.*	452	3,666
Sientra, Inc.*	256	3,599
Franklin Covey Co.*	172	3,569
Acacia Research Corp.*	877	3,552
Smart & Final Stores, Inc.*	405	3,463
SEACOR Marine Holdings, Inc.*	288	3,370
Edge Therapeutics, Inc.*	352	3,298
Jounce Therapeutics, Inc.*,1	257	3,277
Athersys, Inc.*	1,809	3,274
Village Super Market, Inc. — Class A	141	3,233
Willdan Group, Inc.*	135	3,232
Calyxt, Inc.*	144	3,172
BioTime, Inc.*	1,446	3,109
Axovant Sciences Ltd.*	574	3,025
Strongbridge Biopharma plc*	415	3,009
American Renal Associates Holdings, Inc.*	172	2,993
Minerva Neurosciences, Inc.*	470	2,843
Otonomy, Inc.*	499	2,770
G1 Therapeutics, Inc.*	139	2,758
Veracyte, Inc.*	420	2,743
Bridgepoint Education, Inc.*,1	330	2,739
NanoString Technologies, Inc.*	365	2,727
Melinta Therapeutics, Inc.*	170	2,686
FONAR Corp.*	110	2,679
Teligent, Inc.*	728	2,643
Dova Pharmaceuticals, Inc.*,1	91	2,621
ChemoCentryx, Inc.*	437	2,600
Clearside Biomedical, Inc.*	367	2,569
Zynerba Pharmaceuticals, Inc.*	205	2,567
Selecta Biosciences, Inc.*	247	2,423
Information Services Group, Inc.*	574	2,394
Miragen Therapeutics, Inc.*	229	2,388
Kala Pharmaceuticals, Inc.*	129	2,385
Organovo Holdings, Inc.*	1,775	2,379
NantKwest, Inc.*	523	2,348
Quotient Ltd.*	474	2,346
Merrimack Pharmaceuticals, Inc.	228	2,337
Fortress Biotech, Inc.*	583	2,326
Durect Corp.*	2,496	2,301
Cascadian Therapeutics, Inc.*	617	2,283
Ascent Capital Group, Inc. — Class A*	195	2,240
Recro Pharma, Inc.*	242	2,238
Nature's Sunshine Products, Inc.	190	2,194
Syros Pharmaceuticals, Inc.*	222	2,160
Conatus Pharmaceuticals, Inc.*	461	2,130
Anavex Life Sciences Corp.*	656	2,112
Natural Health Trends Corp.	130	1,975
Athenex, Inc.*	124	1,972
BG Staffing, Inc.	123	1,961
VBI Vaccines, Inc.*	450	1,922
Turning Point Brands, Inc.	90	1,902
Advaxis, Inc.*	654	1,857
AAC Holdings, Inc.*	203	1,827
Nymox Pharmaceutical Corp.*	550	1,815
ARC Document Solutions, Inc.*	708	1,805
Ocular Therapeutix, Inc.*	400	1,780
Tocagen, Inc.*	173	1,773

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Non-cyclical - 16.1% (continued)
Ra Pharmaceuticals, Inc.*	208	$1,768
Syndax Pharmaceuticals, Inc.*	199	1,743
ConforMIS, Inc.*	724	1,723
Alico, Inc.	55	1,622
Sienna Biopharmaceuticals, Inc.*	89	1,615
Trevena, Inc.*	994	1,590
Curis, Inc.*	2,212	1,548
Corvus Pharmaceuticals, Inc.*	149	1,544
Mersana Therapeutics, Inc.*	88	1,446
Natural Grocers by Vitamin Cottage, Inc.*	160	1,429
Cambium Learning Group, Inc.*	245	1,392
Immune Design Corp.*	350	1,365
XBiotech, Inc.*	343	1,351
Liberty Tax, Inc.	122	1,342
Pendrell Corp.	2	1,330
Viveve Medical, Inc.*	266	1,322
Versartis, Inc.*	582	1,280
Matinas BioPharma Holdings, Inc.*	1,054	1,223
Asterias Biotherapeutics, Inc.*	503	1,132
Obalon Therapeutics, Inc.*	155	1,025
Ovid therapeutics, Inc.*	90	888
Novelion Therapeutics, Inc.*	268	836
Aileron Therapeutics, Inc.*	75	791
vTv Therapeutics, Inc. — Class A*	126	757
Lifeway Foods, Inc.*	83	664
Genocea Biosciences, Inc.*	507	588
Genesis Healthcare, Inc.*	737	562
Oncocyte Corp.*	68	316
CPI Card Group, Inc.*	73	266
Total Consumer, Non-cyclical		7,946,455
Industrial - 11.2%
Knight-Swift Transportation Holdings, Inc.	2,224	97,233
Curtiss-Wright Corp.	783	95,409
EMCOR Group, Inc.	1,045	85,429
Littelfuse, Inc.	399	78,930
Woodward, Inc.	944	72,254
SYNNEX Corp.	514	69,878
Kennametal, Inc.	1,423	68,887
Louisiana-Pacific Corp.*	2,577	67,672
Cree, Inc.*	1,731	64,289
KLX, Inc.*	917	62,585
John Bean Technologies Corp.	556	61,605
Summit Materials, Inc. — Class A*	1,949	61,277
Tech Data Corp.*	621	60,839
Dycom Industries, Inc.*	534	59,504
MasTec, Inc.*	1,180	57,761
Belden, Inc.	745	57,492
Trinseo S.A.	786	57,064
Trex Company, Inc.*	523	56,688
Barnes Group, Inc.	891	56,374
EnerSys	773	53,824
Generac Holdings, Inc.*	1,079	53,432
RBC Bearings, Inc.*	414	52,330
Rogers Corp.*	320	51,814
Golar LNG Ltd.	1,702	50,737
II-VI, Inc.*	1,075	50,471
Hillenbrand, Inc.	1,122	50,153
KBR, Inc.	2,492	49,416
Moog, Inc. — Class A*	564	48,983
Vishay Intertechnology, Inc.	2,348	48,721
Rexnord Corp.*	1,845	48,007
Tetra Tech, Inc.	991	47,717
TopBuild Corp.*	628	47,565
Advanced Energy Industries, Inc.*	704	47,506
JELD-WEN Holding, Inc.*	1,188	46,772
Applied Industrial Technologies, Inc.	678	46,172
MSA Safety, Inc.	590	45,737
Proto Labs, Inc.*,1	440	45,320
Granite Construction, Inc.	703	44,591
Builders FirstSource, Inc.*	1,944	42,360
GATX Corp.	677	42,082
Simpson Manufacturing Company, Inc.	730	41,909
Sanmina Corp.*	1,268	41,844
Itron, Inc.*	605	41,261
Universal Forest Products, Inc.	1,063	39,990
Aerojet Rocketdyne Holdings, Inc.*	1,225	38,220
Franklin Electric Company, Inc.	821	37,684
Watts Water Technologies, Inc. — Class A	493	37,443
Masonite International Corp.*	502	37,223
Plexus Corp.*	595	36,128
Mueller Industries, Inc.	1,009	35,749
Covanta Holding Corp.	2,077	35,101
EnPro Industries, Inc.	375	35,066
KapStone Paper and Packaging Corp.	1,540	34,942
SPX FLOW, Inc.*	734	34,902
Worthington Industries, Inc.	789	34,763
Esterline Technologies Corp.*	464	34,661
Mueller Water Products, Inc. — Class A	2,731	34,219
Werner Enterprises, Inc.	845	32,659
American Woodmark Corp.*	250	32,562
Exponent, Inc.	455	32,350
Saia, Inc.*	449	31,767
Albany International Corp. — Class A	508	31,216
Brady Corp. — Class A	823	31,192
Forward Air Corp.	524	30,099
Patrick Industries, Inc.*	431	29,933
Chicago Bridge & Iron Company N.V.	1,785	28,810
Kaman Corp.	489	28,773
Comfort Systems USA, Inc.	653	28,503
Novanta, Inc.*	567	28,350
Hub Group, Inc. — Class A*	578	27,686
Greif, Inc. — Class A	453	27,443
Boise Cascade Co.	685	27,332
ESCO Technologies, Inc.	452	27,233
Sun Hydraulics Corp.	419	27,105
AAON, Inc.	734	26,938
Actuant Corp. — Class A	1,056	26,717

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Industrial - 11.2% (continued)
Harsco Corp.*	1,425	$26,576
Cubic Corp.	448	26,410
Greenbrier Companies, Inc.	485	25,851
General Cable Corp.	872	25,811
Benchmark Electronics, Inc.*	886	25,783
TTM Technologies, Inc.*	1,637	25,652
Altra Industrial Motion Corp.	507	25,553
Chart Industries, Inc.*	543	25,445
Methode Electronics, Inc.	634	25,423
Axon Enterprise, Inc.*,1	924	24,486
Atlas Air Worldwide Holdings, Inc.*	413	24,222
Air Transport Services Group, Inc.*	1,042	24,112
Badger Meter, Inc.	497	23,757
SPX Corp.*	754	23,668
Triumph Group, Inc.	865	23,528
AZZ, Inc.	460	23,506
US Concrete, Inc.*	276	23,087
Apogee Enterprises, Inc.	501	22,911
Knowles Corp.*	1,562	22,899
Standex International Corp.	224	22,814
Tennant Co.	313	22,739
AAR Corp.	570	22,395
Matson, Inc.	747	22,291
Manitowoc Company, Inc.*	564	22,188
Astec Industries, Inc.	378	22,113
Raven Industries, Inc.	640	21,984
TriMas Corp.*	806	21,561
Federal Signal Corp.	1,046	21,014
Schneider National, Inc. — Class B	734	20,963
Aerovironment, Inc.*	372	20,891
OSI Systems, Inc.*	311	20,022
US Ecology, Inc.	388	19,788
Heartland Express, Inc.	838	19,559
Kadant, Inc.	192	19,277
Primoris Services Corp.	698	18,979
Alamo Group, Inc.	168	18,962
Continental Building Products, Inc.*	673	18,945
Briggs & Stratton Corp.	739	18,748
Fitbit, Inc. — Class A*	3,282	18,740
Gibraltar Industries, Inc.*	562	18,546
Advanced Disposal Services, Inc.*	774	18,529
Fabrinet*	643	18,454
Milacron Holdings Corp.*	963	18,432
Multi-Color Corp.	242	18,114
Encore Wire Corp.	359	17,465
Tutor Perini Corp.*	662	16,782
Sturm Ruger & Company, Inc.	300	16,755
Ship Finance International Ltd.	1,060	16,430
ArcBest Corp.	459	16,409
Lindsay Corp.[1]	186	16,405
GasLog Ltd.	724	16,109
Kratos Defense & Security Solutions, Inc.*	1,507	15,959
Casella Waste Systems, Inc. — Class A*	693	15,953
Astronics Corp.*	380	15,759
Hyster-Yale Materials Handling, Inc.	183	15,584
Columbus McKinnon Corp.	388	15,512
Chase Corp.	127	15,303
Lydall, Inc.*	296	15,022
Advanced Drainage Systems, Inc.	625	14,906
KEMET Corp.*	974	14,669
CTS Corp.	566	14,575
Aegion Corp. — Class A*	572	14,546
GoPro, Inc. — Class A*,1	1,921	14,542
PGT Innovations, Inc.*	857	14,440
CIRCOR International, Inc.	293	14,263
Quanex Building Products Corp.	608	14,227
AVX Corp.	816	14,117
Marten Transport Ltd.	690	14,007
FARO Technologies, Inc.*	294	13,818
NCI Building Systems, Inc.*	708	13,664
Evoqua Water Technologies Corp.*	570	13,515
NN, Inc.	480	13,248
Control4 Corp.*	442	13,154
Echo Global Logistics, Inc.*	468	13,104
Global Brass & Copper Holdings, Inc.	385	12,744
Atkore International Group, Inc.*	586	12,570
Keane Group, Inc.*,1	655	12,452
Applied Optoelectronics, Inc.*,1	329	12,443
Scorpio Tankers, Inc.	4,022	12,267
American Outdoor Brands Corp.*	952	12,224
Electro Scientific Industries, Inc.*	566	12,129
Argan, Inc.	258	11,610
Stoneridge, Inc.*	477	10,904
TimkenSteel Corp.*	702	10,663
Griffon Corp.	519	10,562
MYR Group, Inc.*	283	10,112
Gorman-Rupp Co.	313	9,769
International Seaways, Inc.*	521	9,618
Insteel Industries, Inc.	323	9,148
SunPower Corp. — Class A*,1	1,059	8,928
Teekay Corp.	957	8,919
ZAGG, Inc.*	481	8,875
Caesarstone Ltd.*	402	8,844
Tredegar Corp.	458	8,794
National Presto Industries, Inc.	88	8,752
Kimball Electronics, Inc.*	471	8,596
YRC Worldwide, Inc.*	585	8,412
DXP Enterprises, Inc.*	280	8,280
Myers Industries, Inc.	410	7,995
Ichor Holdings Ltd.*	323	7,946
Scorpio Bulkers, Inc.	1,041	7,703
NV5 Global, Inc.*	142	7,689
Sterling Construction Company, Inc.*	458	7,456
VSE Corp.	153	7,410
NVE Corp.	85	7,310
Ply Gem Holdings, Inc.*	393	7,271
Mesa Laboratories, Inc.	58	7,209

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Industrial - 11.2% (continued)
Mistras Group, Inc.*	307	$7,205
Park-Ohio Holdings Corp.	156	7,168
Haynes International, Inc.	220	7,051
Greif, Inc. — Class B	100	6,935
Park Electrochemical Corp.	341	6,701
Armstrong Flooring, Inc.*	384	6,497
Energous Corp.*,1	334	6,496
DMC Global, Inc.	250	6,262
Frontline Ltd.	1,364	6,261
Vicor Corp.*	297	6,207
Covenant Transportation Group, Inc. — Class A*,1	211	6,062
Daseke, Inc.*	397	5,673
Energy Recovery, Inc.*	642	5,617
Gener8 Maritime, Inc.*	836	5,534
Heritage-Crystal Clean, Inc.*	253	5,503
DHT Holdings, Inc.	1,514	5,435
American Railcar Industries, Inc.	129	5,372
Ducommun, Inc.*	187	5,320
GP Strategies Corp.*	223	5,174
Costamare, Inc.	886	5,112
Hurco Companies, Inc.	108	4,558
Vishay Precision Group, Inc.*	180	4,527
Powell Industries, Inc.	156	4,470
Babcock & Wilcox Enterprises, Inc.*	782	4,442
Nordic American Tankers Ltd.	1,771	4,357
Bel Fuse, Inc. — Class B	171	4,305
Roadrunner Transportation Systems, Inc.*	541	4,171
LB Foster Co. — Class A*	148	4,018
Layne Christensen Co.*	320	4,016
Twin Disc, Inc.*	151	4,012
Ardmore Shipping Corp.*	497	3,976
Sparton Corp.*	171	3,943
Hudson Technologies, Inc.*	649	3,939
Allied Motion Technologies, Inc.	117	3,872
Orion Group Holdings, Inc.*	484	3,790
Omega Flex, Inc.	52	3,713
Forterra, Inc.*	331	3,674
FreightCar America, Inc.	215	3,672
Hardinge, Inc.	205	3,571
Fluidigm Corp.*	606	3,569
Graham Corp.	169	3,537
Teekay Tankers Ltd. — Class A	2,526	3,536
Universal Logistics Holdings, Inc.	148	3,515
Olympic Steel, Inc.	163	3,503
Advanced Emissions Solutions, Inc.	351	3,391
LSB Industries, Inc.*	386	3,381
Dorian LPG Ltd.*	410	3,373
Hill International, Inc.*	604	3,292
Northwest Pipe Co.*	169	3,235
AquaVenture Holdings Ltd.*	205	3,181
UFP Technologies, Inc.*	114	3,169
Radiant Logistics, Inc.*	663	3,050
Eagle Bulk Shipping, Inc.*	680	3,046
LSI Industries, Inc.	433	2,979
Iteris, Inc.*	422	2,941
Lawson Products, Inc.*	114	2,822
Core Molding Technologies, Inc.	130	2,821
Safe Bulkers, Inc.*	872	2,817
CECO Environmental Corp.	528	2,709
IES Holdings, Inc.*	154	2,656
Eastern Co.	99	2,589
Pure Cycle Corp.*	303	2,530
Intevac, Inc.*	350	2,397
Gencor Industries, Inc.*	144	2,383
MicroVision, Inc.*	1,384	2,256
Overseas Shipholding Group, Inc. — Class A*	802	2,197
NL Industries, Inc.*	148	2,109
Navios Maritime Holdings, Inc.*	1,613	1,936
Ampco-Pittsburgh Corp.	154	1,910
Napco Security Technologies, Inc.*	211	1,846
CyberOptics Corp.*	122	1,830
Genco Shipping & Trading Ltd.*	136	1,812
Navios Maritime Acquisition Corp.	1,461	1,622
Willis Lease Finance Corp.*	61	1,523
Akoustis Technologies, Inc.*	187	1,165
Willbros Group, Inc.*	776	1,102
Revolution Lighting Technologies, Inc.*	218	717
Aqua Metals, Inc.*	298	635
Total Industrial		5,530,920
Consumer, Cyclical - 9.1%
Dana, Inc.	2,577	82,490
Beacon Roofing Supply, Inc.*	1,172	74,727
Five Below, Inc.*	957	63,468
Texas Roadhouse, Inc. — Class A	1,186	62,478
LCI Industries	430	55,900
Churchill Downs, Inc.	239	55,615
FirstCash, Inc.	821	55,376
Cracker Barrel Old Country Store, Inc.[1]	341	54,181
American Eagle Outfitters, Inc.	2,875	54,050
ILG, Inc.	1,885	53,685
Wolverine World Wide, Inc.	1,672	53,303
Planet Fitness, Inc. — Class A*	1,533	53,088
Tenneco, Inc.	903	52,862
Boyd Gaming Corp.	1,472	51,593
Marriott Vacations Worldwide Corp.	380	51,380
Jack in the Box, Inc.	521	51,115
Steven Madden Ltd.*	1,047	48,895
Scientific Games Corp. — Class A*	943	48,376
KB Home	1,501	47,957
SkyWest, Inc.	899	47,737
TRI Pointe Group, Inc.*	2,658	47,631
Lithia Motors, Inc. — Class A	418	47,481
Penn National Gaming, Inc.*	1,501	47,026
SiteOne Landscape Supply, Inc.*,1	601	46,097
Deckers Outdoor Corp.*	560	44,940
Ollie's Bargain Outlet Holdings, Inc.*	843	44,890

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Cyclical - 9.1% (continued)
UniFirst Corp.	271	$44,688
Children's Place, Inc.	306	44,477
Buffalo Wild Wings, Inc.*	275	42,996
Big Lots, Inc.	755	42,393
Herman Miller, Inc.	1,057	42,333
Red Rock Resorts, Inc. — Class A	1,217	41,062
Dave & Buster's Entertainment, Inc.*	735	40,550
Anixter International, Inc.*	514	39,064
Navistar International Corp.*	881	37,777
Cooper-Standard Holdings, Inc.*	305	37,362
Columbia Sportswear Co.	517	37,162
Hawaiian Holdings, Inc.	919	36,622
Cheesecake Factory, Inc.[1]	759	36,569
iRobot Corp.*,1	469	35,972
Bloomin' Brands, Inc.	1,643	35,062
Taylor Morrison Home Corp. — Class A*	1,427	34,919
Meritage Homes Corp.*	682	34,918
Allegiant Travel Co. — Class A	225	34,819
Meritor, Inc.*	1,484	34,815
PriceSmart, Inc.	392	33,751
Cooper Tire & Rubber Co.	912	32,239
Office Depot, Inc.	9,076	32,129
Brinker International, Inc.[1]	825	32,043
Winnebago Industries, Inc.	558	31,025
Triton International Ltd.*	828	31,008
RH*	356	30,691
Pinnacle Entertainment, Inc.*	937	30,668
Caesars Entertainment Corp.*	2,418	30,588
HNI Corp.	768	29,622
BMC Stock Holdings, Inc.*	1,160	29,348
Dorman Products, Inc.*	478	29,225
Installed Building Products, Inc.*	383	29,089
American Axle & Manufacturing Holdings, Inc.*	1,693	28,832
G-III Apparel Group Ltd.*	767	28,295
Eldorado Resorts, Inc.*,1	825	27,349
Rush Enterprises, Inc. — Class A*	535	27,183
Mobile Mini, Inc.	779	26,876
La-Z-Boy, Inc.	856	26,707
La Quinta Holdings, Inc.*	1,445	26,675
Interface, Inc. — Class A	1,058	26,608
Sleep Number Corp.*	695	26,125
Papa John's International, Inc.	461	25,867
Core-Mark Holding Company, Inc.	808	25,517
MDC Holdings, Inc.	796	25,377
Group 1 Automotive, Inc.	352	24,981
Camping World Holdings, Inc. — Class A	558	24,959
Caleres, Inc.	745	24,943
DSW, Inc. — Class A	1,164	24,921
Fox Factory Holding Corp.*	620	24,087
Cavco Industries, Inc.*	152	23,195
Callaway Golf Co.	1,657	23,082
LGI Homes, Inc.*	307	23,034
IMAX Corp.*	993	22,988
Steelcase, Inc. — Class A	1,494	22,709
H&E Equipment Services, Inc.	558	22,683
Wabash National Corp.	1,035	22,460
Oxford Industries, Inc.	292	21,956
Abercrombie & Fitch Co. — Class A1	1,211	21,108
Asbury Automotive Group, Inc.*,1	329	21,056
Gentherm, Inc.*	649	20,606
Chico's FAS, Inc.	2,279	20,101
HSN, Inc.	498	20,094
Wingstop, Inc.	514	20,036
Knoll, Inc.	857	19,745
Belmond Ltd. — Class A*	1,585	19,416
Tailored Brands, Inc.	870	18,992
Sonic Corp.[1]	690	18,961
GMS, Inc.*	486	18,293
Guess?, Inc.[1]	1,062	17,927
Modine Manufacturing Co.*	876	17,695
J.C. Penney Company, Inc.*	5,496	17,367
Standard Motor Products, Inc.	382	17,156
International Speedway Corp. — Class A	429	17,096
Shake Shack, Inc. — Class A*	393	16,978
SeaWorld Entertainment, Inc.*,1	1,213	16,460
PetMed Express, Inc.	350	15,925
ScanSource, Inc.*	440	15,752
Lumber Liquidators Holdings, Inc.*	498	15,632
Crocs, Inc.*	1,233	15,585
M/I Homes, Inc.*	450	15,480
DineEquity, Inc.	305	15,473
Denny's Corp.*	1,134	15,014
Dillard's, Inc. — Class A1	248	14,892
Douglas Dynamics, Inc.	392	14,817
Vista Outdoor, Inc.*	1,013	14,759
AMC Entertainment Holdings, Inc. — Class A1	944	14,254
Express, Inc.*	1,367	13,875
William Lyon Homes — Class A*	454	13,202
National Vision Holdings, Inc.*	324	13,158
BJ's Restaurants, Inc.	357	12,995
Red Robin Gourmet Burgers, Inc.*	228	12,859
Ethan Allen Interiors, Inc.	441	12,613
Liberty TripAdvisor Holdings, Inc. — Class A*	1,287	12,130
Buckle, Inc.[1]	509	12,089
Kimball International, Inc. — Class B	646	12,061
Universal Electronics, Inc.*	251	11,860
Conn's, Inc.*,1	330	11,732
Acushnet Holdings Corp.	546	11,510
Titan International, Inc.	882	11,360
Ruth's Hospitality Group, Inc.	523	11,323
REV Group, Inc.	347	11,288
Genesco, Inc.*	343	11,148
EZCORP, Inc. — Class A*	884	10,785
Malibu Boats, Inc. — Class A*	361	10,733
Tower International, Inc.	350	10,692
Beazer Homes USA, Inc.*	554	10,642

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Cyclical - 9.1% (continued)
Century Communities, Inc.*	339	$10,543
Finish Line, Inc. — Class A1	704	10,229
Unifi, Inc.*	273	9,793
Regis Corp.*	629	9,661
Spartan Motors, Inc.	605	9,529
Marcus Corp.	331	9,053
Fiesta Restaurant Group, Inc.*	458	8,702
Movado Group, Inc.	269	8,662
Monarch Casino & Resort, Inc.*	192	8,605
Hooker Furniture Corp.	201	8,532
Motorcar Parts of America, Inc.*	335	8,372
Freshpet, Inc.*	439	8,319
Sonic Automotive, Inc. — Class A	447	8,247
Chuy's Holdings, Inc.*	294	8,247
MarineMax, Inc.*	404	7,636
Haverty Furniture Companies, Inc.	333	7,542
National CineMedia, Inc.	1,096	7,519
Biglari Holdings, Inc.*,1	18	7,459
Hibbett Sports, Inc.*,1	365	7,446
Carrols Restaurant Group, Inc.*	611	7,424
Hovnanian Enterprises, Inc. — Class A*	2,189	7,333
Wesco Aircraft Holdings, Inc.*	988	7,311
MCBC Holdings, Inc.*	326	7,244
Ascena Retail Group, Inc.*	3,057	7,184
Nautilus, Inc.*	535	7,142
Del Taco Restaurants, Inc.*	584	7,078
Barnes & Noble, Inc.	1,054	7,062
Titan Machinery, Inc.*	329	6,965
Zumiez, Inc.*,1	327	6,810
Systemax, Inc.	204	6,787
Party City Holdco, Inc.*	486	6,780
Bassett Furniture Industries, Inc.	180	6,768
Tile Shop Holdings, Inc.	705	6,768
Cato Corp. — Class A1	411	6,543
Superior Industries International, Inc.	437	6,489
Culp, Inc.	193	6,465
Flexsteel Industries, Inc.	135	6,315
Citi Trends, Inc.	236	6,245
Horizon Global Corp.*	441	6,183
Essendant, Inc.	662	6,137
Golden Entertainment, Inc.*	187	6,105
Fossil Group, Inc.*,1	784	6,092
Drive Shack, Inc.*	1,101	6,089
Veritiv Corp.*	204	5,895
Pier 1 Imports, Inc.	1,418	5,871
Daktronics, Inc.	629	5,743
Del Frisco's Restaurant Group, Inc.*	375	5,719
Perry Ellis International, Inc.*	227	5,684
Zoe's Kitchen, Inc.*	339	5,668
America's Car-Mart, Inc.*	126	5,626
Barnes & Noble Education, Inc.*	677	5,578
Shoe Carnival, Inc.	204	5,457
PC Connection, Inc.	205	5,373
Johnson Outdoors, Inc. — Class A	86	5,340
PICO Holdings, Inc.*	394	5,043
Miller Industries, Inc.	195	5,031
Potbelly Corp.*	406	4,994
Reading International, Inc. — Class A*	299	4,993
Winmark Corp.	38	4,917
Francesca's Holdings Corp.*	654	4,781
Commercial Vehicle Group, Inc.*	446	4,768
Green Brick Partners, Inc.*	416	4,701
RCI Hospitality Holdings, Inc.	161	4,505
GNC Holdings, Inc. — Class A*,1	1,202	4,435
Rush Enterprises, Inc. — Class B*	91	4,387
Vera Bradley, Inc.*	357	4,348
Eros International plc*	446	4,304
Nexeo Solutions, Inc.*	466	4,240
Sportsman's Warehouse Holdings, Inc.*,1	641	4,237
Superior Uniform Group, Inc.	149	3,980
Foundation Building Materials, Inc.*	263	3,890
Speedway Motorsports, Inc.	206	3,887
Nathan's Famous, Inc.	50	3,775
Bojangles', Inc.*	311	3,670
Boot Barn Holdings, Inc.*	217	3,604
AV Homes, Inc.*	216	3,597
El Pollo Loco Holdings, Inc.*	361	3,574
Lindblad Expeditions Holdings, Inc.*	356	3,485
Tilly's, Inc. — Class A	232	3,424
Century Casinos, Inc.*	375	3,424
Habit Restaurants, Inc. — Class A*	358	3,419
Weyco Group, Inc.	110	3,269
Kirkland's, Inc.*	272	3,254
Duluth Holdings, Inc. — Class B*	170	3,035
Libbey, Inc.	389	2,925
Red Lion Hotels Corp.*	294	2,896
Lifetime Brands, Inc.	174	2,871
Clarus Corp.*	364	2,857
PetIQ, Inc.*	129	2,817
Huttig Building Products, Inc.*	422	2,806
New Home Company, Inc.*	219	2,744
Big 5 Sporting Goods Corp.[1]	361	2,744
At Home Group, Inc.*	90	2,735
Blue Bird Corp.*	130	2,587
Fred's, Inc. — Class A	637	2,580
EnviroStar, Inc.[1]	64	2,560
Delta Apparel, Inc.*	122	2,464
Escalade, Inc.	188	2,312
Build-A-Bear Workshop, Inc. — Class A*	241	2,217
J Alexander's Holdings, Inc.*	228	2,212
VOXX International Corp. — Class A*	356	1,994
Fogo De Chao, Inc.*	167	1,937
Gaia, Inc.*	155	1,922
Castle Brands, Inc.*	1,569	1,914
Marine Products Corp.	139	1,771
Hamilton Beach Brands Holding Co. — Class A	65	1,670

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Cyclical - 9.1% (continued)
Vitamin Shoppe, Inc.*	378	$1,663
PCM, Inc.*	167	1,653
J. Jill, Inc.*	209	1,630
Empire Resorts, Inc.*	60	1,620
Container Store Group, Inc.*	284	1,346
Sequential Brands Group, Inc.*	704	1,253
Iconix Brand Group, Inc.*	887	1,144
Noodles & Co.*	208	1,092
Sears Holdings Corp.*	211	755
Inspired Entertainment, Inc.*	70	686
CompX International, Inc.	29	386
Total Consumer, Cyclical		4,480,564
Technology - 7.7%
EPAM Systems, Inc.*	881	94,646
MKS Instruments, Inc.	955	90,248
Aspen Technology, Inc.*	1,296	85,795
MAXIMUS, Inc.	1,138	81,458
Fair Isaac Corp.	528	80,890
Blackbaud, Inc.	845	79,844
Monolithic Power Systems, Inc.	707	79,439
Entegris, Inc.	2,517	76,643
Integrated Device Technology, Inc.*	2,375	70,609
Paycom Software, Inc.*	873	70,128
Nutanix, Inc. — Class A*	1,892	66,750
Silicon Laboratories, Inc.*	743	65,607
Medidata Solutions, Inc.*	999	63,307
j2 Global, Inc.	823	61,750
Cirrus Logic, Inc.*	1,143	59,276
Science Applications International Corp.	768	58,806
CACI International, Inc. — Class A*	433	57,308
2U, Inc.*	846	54,575
HubSpot, Inc.*	604	53,394
Lumentum Holdings, Inc.*	1,091	53,350
Verint Systems, Inc.*	1,121	46,914
Allscripts Healthcare Solutions, Inc.*	3,219	46,836
ACI Worldwide, Inc.*	2,066	46,836
RealPage, Inc.*	1,040	46,072
NetScout Systems, Inc.*	1,495	45,523
Mercury Systems, Inc.*	830	42,620
Cabot Microelectronics Corp.	442	41,583
Semtech Corp.*	1,149	39,296
Convergys Corp.	1,665	39,127
Acxiom Corp.*	1,405	38,722
Envestnet, Inc.*	763	38,036
Power Integrations, Inc.	508	37,363
CommVault Systems, Inc.*	703	36,907
Progress Software Corp.	844	35,929
VeriFone Systems, Inc.*	1,974	34,960
ExlService Holdings, Inc.*	579	34,943
Ambarella, Inc.*,1	575	33,781
Ebix, Inc.[1]	426	33,760
Callidus Software, Inc.*	1,176	33,692
Qualys, Inc.*	564	33,473
Cornerstone OnDemand, Inc.*	934	32,998
Omnicell, Inc.*	660	32,010
New Relic, Inc.*	539	31,138
Pegasystems, Inc.	649	30,600
BroadSoft, Inc.*	554	30,415
Box, Inc. — Class A*	1,435	30,307
Brooks Automation, Inc.	1,219	29,073
MaxLinear, Inc. — Class A*	1,082	28,586
Cloudera, Inc.*	1,725	28,497
Rambus, Inc.*	1,921	27,317
Inphi Corp.*,1	744	27,230
Pure Storage, Inc. — Class A*	1,691	26,819
Twilio, Inc. — Class A*,1	1,102	26,007
CSG Systems International, Inc.	591	25,898
Bottomline Technologies de, Inc.*	705	24,449
Synaptics, Inc.*	610	24,363
Electronics for Imaging, Inc.*	820	24,215
Insight Enterprises, Inc.*	631	24,161
MACOM Technology Solutions Holdings, Inc.*,1	718	23,364
Five9, Inc.*	937	23,313
MINDBODY, Inc. — Class A*	758	23,081
ManTech International Corp. — Class A	457	22,937
MicroStrategy, Inc. — Class A*	168	22,058
Diebold Nixdorf, Inc.[1]	1,340	21,909
Sykes Enterprises, Inc.*	695	21,858
Xperi Corp.	867	21,155
Virtusa Corp.*	479	21,114
Cotiviti Holdings, Inc.*	650	20,936
FormFactor, Inc.*	1,276	19,969
Diodes, Inc.*	685	19,639
Amkor Technology, Inc.*	1,805	18,140
Hortonworks, Inc.*	889	17,878
CEVA, Inc.*	385	17,768
Monotype Imaging Holdings, Inc.	737	17,762
Stratasys Ltd.*,1	885	17,665
Coupa Software, Inc.*	554	17,296
Cray, Inc.*	710	17,182
Inovalon Holdings, Inc. — Class A*	1,127	16,905
3D Systems Corp.*,1	1,936	16,727
Varonis Systems, Inc.*	344	16,701
MTS Systems Corp.	301	16,164
Axcelis Technologies, Inc.*	532	15,268
Vocera Communications, Inc.*	505	15,261
SPS Commerce, Inc.*	299	14,528
Super Micro Computer, Inc.*	690	14,438
Ultra Clean Holdings, Inc.*	583	13,461
Syntel, Inc.*	585	13,449
Rudolph Technologies, Inc.*	553	13,217
Instructure, Inc.*	386	12,777
Quality Systems, Inc.*	939	12,752
Lattice Semiconductor Corp.*	2,175	12,572
PROS Holdings, Inc.*	470	12,432
Veeco Instruments, Inc.*	836	12,415
Evolent Health, Inc. — Class A*	1,001	12,312
Barracuda Networks, Inc.*	446	12,265
Silver Spring Networks, Inc.*	750	12,180
Donnelley Financial Solutions, Inc.*	593	11,558
LivePerson, Inc.*	972	11,178
Carbonite, Inc.*	442	11,094

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Technology - 7.7% (continued)
IXYS Corp.*	458	$10,969
Cohu, Inc.	486	10,668
Nanometrics, Inc.*	427	10,641
CommerceHub, Inc. — Class C*	515	10,604
Photronics, Inc.*	1,185	10,102
MuleSoft, Inc. — Class A*	431	10,025
TeleTech Holdings, Inc.	246	9,901
Workiva, Inc.*	447	9,566
Apptio, Inc. — Class A*	404	9,502
Xcerra Corp.*	948	9,281
Blackline, Inc.*	278	9,118
Engility Holdings, Inc.*	320	9,078
Everbridge, Inc.*	303	9,005
USA Technologies, Inc.*	847	8,258
Actua Corp.*	527	8,221
Bazaarvoice, Inc.*	1,499	8,170
InnerWorkings, Inc.*	811	8,134
PDF Solutions, Inc.*	494	7,756
Benefitfocus, Inc.*,1	282	7,614
Alteryx, Inc. — Class A*	296	7,480
Impinj, Inc.*,1	323	7,277
Unisys Corp.*	892	7,270
Presidio, Inc.*	365	6,997
Synchronoss Technologies, Inc.*	768	6,866
QAD, Inc. — Class A	176	6,838
Glu Mobile, Inc.*	1,861	6,774
Model N, Inc.*	418	6,584
Digimarc Corp.*,1	181	6,543
Ribbon Communications, Inc.*	841	6,501
Appfolio, Inc. — Class A*	155	6,432
Computer Programs & Systems, Inc.	201	6,040
AXT, Inc.*	659	5,733
Alpha & Omega Semiconductor Ltd.*	345	5,644
American Software, Inc. — Class A	477	5,548
pdvWireless, Inc.*	168	5,393
CommerceHub, Inc. — Class A*	243	5,344
KeyW Holding Corp.*,1	854	5,013
Mitek Systems, Inc.*	546	4,887
DSP Group, Inc.*	387	4,837
Tabula Rasa HealthCare, Inc.*	168	4,712
Sigma Designs, Inc.*	664	4,615
Digi International, Inc.*	469	4,479
Brightcove, Inc.*	600	4,260
Castlight Health, Inc. — Class B*	1,134	4,252
MobileIron, Inc.*	1,005	3,919
Rosetta Stone, Inc.*	301	3,753
SMART Global Holdings, Inc.*	110	3,707
Maxwell Technologies, Inc.*	639	3,681
Immersion Corp.*,1	515	3,636
Kopin Corp.*	1,091	3,491
Agilysys, Inc.*	272	3,340
Pixelworks, Inc.*	506	3,203
Avid Technology, Inc.*	592	3,191
Simulations Plus, Inc.	194	3,123
Upland Software, Inc.*	144	3,119
EMCORE Corp.*	478	3,083
Quantum Corp.*	503	2,832
Amber Road, Inc.*	356	2,613
Park City Group, Inc.*	232	2,216
GSI Technology, Inc.*	261	2,078
StarTek, Inc.*	182	1,814
ExOne Co.*	197	1,655
Cogint, Inc.*	359	1,580
SecureWorks Corp. — Class A*	145	1,286
Veritone, Inc.*	48	1,114
Eastman Kodak Co.*	293	908
NantHealth, Inc.*	282	860
Tintri, Inc.*	168	857
Radisys Corp.*	653	656
Majesco*	99	532
Total Technology		3,764,136
Communications - 4.6%
GrubHub, Inc.*	1,522	109,280
ViaSat, Inc.*,1	944	70,658
Proofpoint, Inc.*	773	68,650
Nexstar Media Group, Inc. — Class A	777	60,761
Zendesk, Inc.*	1,751	59,254
Yelp, Inc. — Class A*	1,401	58,786
RingCentral, Inc. — Class A*	1,134	54,886
Stamps.com, Inc.*	286	53,768
Ciena Corp.*	2,500	52,325
Sinclair Broadcast Group, Inc. — Class A	1,265	47,880
InterDigital, Inc.	613	46,680
Meredith Corp.	701	46,301
Etsy, Inc.*	2,105	43,047
New York Times Co. — Class A	2,225	41,163
Finisar Corp.*	2,020	41,107
Cars.com, Inc.*,1	1,276	36,800
Vonage Holdings Corp.*	3,607	36,683
Viavi Solutions, Inc.*	4,056	35,449
Cogent Communications Holdings, Inc.	737	33,386
TiVo Corp.	2,110	32,916
Time, Inc.	1,774	32,730
NETGEAR, Inc.*	554	32,548
Straight Path Communications, Inc. — Class B*	174	31,632
Groupon, Inc. — Class A*	6,019	30,697
Plantronics, Inc.	583	29,372
Shutterfly, Inc.*	586	29,153
Ubiquiti Networks, Inc.*,1	398	28,266
Shenandoah Telecommunications Co.	823	27,817
Chegg, Inc.*	1,687	27,532
GTT Communications, Inc.*	548	25,729
Extreme Networks, Inc.*	1,967	24,627
Entercom Communications Corp. — Class A	2,239	24,181
Imperva, Inc.*	600	23,820
Gannett Company, Inc.	1,992	23,087
8x8, Inc.*	1,564	22,052
MSG Networks, Inc. — Class A*	1,062	21,506
World Wrestling Entertainment, Inc. — Class A	689	21,070
Q2 Holdings, Inc.*	555	20,452
Scholastic Corp.	501	20,095
Oclaro, Inc.*,1	2,935	19,782

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Communications - 4.6% (continued)
Trade Desk, Inc. — Class A*,1	420	$19,207
Overstock.com, Inc.*,1	298	19,042
Gray Television, Inc.*	1,134	18,994
NIC, Inc.	1,136	18,858
General Communication, Inc. — Class A*	472	18,417
ePlus, Inc.*	233	17,522
Iridium Communications, Inc.*	1,484	17,511
Blucora, Inc.*	777	17,172
Houghton Mifflin Harcourt Co.*	1,832	17,038
ADTRAN, Inc.	861	16,660
Infinera Corp.*	2,599	16,452
EW Scripps Co. — Class A*	1,025	16,021
Quotient Technology, Inc.*	1,327	15,592
Cincinnati Bell, Inc.*	744	15,512
New Media Investment Group, Inc.	906	15,203
Boingo Wireless, Inc.*	661	14,872
Web.com Group, Inc.*	680	14,824
Shutterstock, Inc.*	329	14,157
Consolidated Communications Holdings, Inc.	1,158	14,116
TrueCar, Inc.*	1,241	13,899
Liberty Media Corporation-Liberty Braves — Class C*	607	13,488
Globalstar, Inc.*	10,019	13,125
CalAmp Corp.*	612	13,115
ORBCOMM, Inc.*	1,200	12,216
Acacia Communications, Inc.*,1	332	12,028
Perficient, Inc.*	608	11,595
Gogo, Inc.*	1,010	11,393
Tucows, Inc. — Class A*	161	11,278
HealthStream, Inc.*	457	10,584
ATN International, Inc.	186	10,278
Loral Space & Communications, Inc.*	228	10,043
MDC Partners, Inc. — Class A*	1,000	9,750
Frontier Communications Corp.[1]	1,394	9,423
Comtech Telecommunications Corp.	407	9,003
Endurance International Group Holdings, Inc.*	1,028	8,635
Okta, Inc.*	330	8,451
Entravision Communications Corp. — Class A	1,173	8,387
XO Group, Inc.*	436	8,049
VASCO Data Security International, Inc.*	536	7,450
Rapid7, Inc.*	376	7,016
A10 Networks, Inc.*	880	6,794
Central European Media Enterprises Ltd. — Class A*	1,460	6,789
tronc, Inc.*	352	6,192
Windstream Holdings, Inc.	3,243	6,000
Harmonic, Inc.*	1,406	5,905
Limelight Networks, Inc.*	1,333	5,878
Internap Corp.*	357	5,608
Spok Holdings, Inc.	352	5,509
QuinStreet, Inc.*	648	5,430
1-800-Flowers.com, Inc. — Class A*	469	5,018
TechTarget, Inc.*	348	4,844
Carvana Co.*	248	4,742
Quantenna Communications, Inc.*	383	4,673
Lands' End, Inc.*	236	4,614
Daily Journal Corp.*	20	4,604
Calix, Inc.*	761	4,528
HC2 Holdings, Inc.*	731	4,349
Zix Corp.*	948	4,152
ChannelAdvisor Corp.*	449	4,041
WideOpenWest, Inc.*	376	3,974
Liberty Media Corporation-Liberty Braves — Class A*	176	3,881
Preformed Line Products Co.	54	3,837
NeoPhotonics Corp.*	580	3,816
Ooma, Inc.*	301	3,597
RigNet, Inc.*	235	3,513
Meet Group, Inc.*	1,186	3,344
VirnetX Holding Corp.*	900	3,330
Reis, Inc.	161	3,325
Aerohive Networks, Inc.*	567	3,306
Hawaiian Telcom Holdco, Inc.*	106	3,271
IDT Corp. — Class B*	308	3,265
Yext, Inc.*,1	259	3,116
Hemisphere Media Group, Inc.*	257	2,968
Clear Channel Outdoor Holdings, Inc. — Class A	645	2,967
KVH Industries, Inc.*	276	2,857
Telenav, Inc.*	509	2,800
Saga Communications, Inc. — Class A	67	2,710
Clearfield, Inc.*	204	2,499
Liquidity Services, Inc.*	454	2,202
Intelsat S.A.*	642	2,176
FTD Companies, Inc.*	299	2,150
Leaf Group Ltd.*	214	2,119
Global Eagle Entertainment, Inc.*	905	2,072
Corindus Vascular Robotics, Inc.*	1,805	1,823
DHI Group, Inc.*	859	1,632
RealNetworks, Inc.*	431	1,474
Rubicon Project, Inc.*	786	1,470
Townsquare Media, Inc. — Class A*	156	1,198
Beasley Broadcast Group, Inc. — Class A	87	1,166
Salem Media Group, Inc. — Class A	206	927
Ominto, Inc.*,1	244	827
Value Line, Inc.	19	368
Maxar Technoligies Ltd.	1	33
Total Communications		2,265,987
Energy - 2.8%
PDC Energy, Inc.*	1,172	60,405
Matador Resources Co.*	1,712	53,295
Delek US Holdings, Inc.	1,381	48,252
Peabody Energy Corp.*	1,175	46,260
Ensco plc — Class A	7,575	44,768
Callon Petroleum Co.*	3,572	43,400
Oasis Petroleum, Inc.*	4,703	39,552

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Energy - 2.8% (continued)
SemGroup Corp. — Class A	1,177	$35,546
SRC Energy, Inc.*	4,158	35,468
McDermott International, Inc.*	5,018	33,018
Rowan Companies plc — Class A*	2,067	32,369
Dril-Quip, Inc.*	671	32,007
Arch Coal, Inc. — Class A1	341	31,767
Ultra Petroleum Corp.*	3,457	31,320
Pattern Energy Group, Inc.[1]	1,384	29,742
Carrizo Oil & Gas, Inc.*	1,371	29,175
C&J Energy Services, Inc.*	822	27,512
MRC Global, Inc.*	1,583	26,784
Superior Energy Services, Inc.*	2,698	25,982
Oil States International, Inc.*	900	25,470
Forum Energy Technologies, Inc.*	1,419	22,065
Diamond Offshore Drilling, Inc.*,1	1,146	21,304
NOW, Inc.*	1,896	20,913
Unit Corp.*	917	20,174
Noble Corporation plc*	4,327	19,558
Helix Energy Solutions Group, Inc.*	2,491	18,782
Exterran Corp.*	568	17,858
Halcon Resources Corp.*	2,291	17,343
ProPetro Holding Corp.*	833	16,793
Jagged Peak Energy, Inc.*	1,016	16,032
Denbury Resources, Inc.*	7,044	15,567
California Resources Corp.*	755	14,677
SunCoke Energy, Inc.*	1,141	13,681
Thermon Group Holdings, Inc.*	570	13,492
SEACOR Holdings, Inc.*	290	13,404
SandRidge Energy, Inc.*	618	13,021
Archrock, Inc.	1,238	12,999
Newpark Resources, Inc.*	1,491	12,823
Ring Energy, Inc.*	885	12,302
WildHorse Resource Development Corp.*,1	661	12,169
Warrior Met Coal, Inc.	483	12,147
Resolute Energy Corp.*,1	385	12,116
Green Plains, Inc.	697	11,744
Stone Energy Corp.*	346	11,127
Par Pacific Holdings, Inc.*	563	10,855
CVR Energy, Inc.[1]	280	10,427
Tellurian, Inc.*	1,022	9,954
Bonanza Creek Energy, Inc.*	360	9,932
Penn Virginia Corp.*	253	9,895
Plug Power, Inc.*	4,019	9,485
Sunrun, Inc.*	1,505	8,880
TETRA Technologies, Inc.*	2,029	8,664
REX American Resources Corp.*	103	8,527
Matrix Service Co.*	466	8,295
Renewable Energy Group, Inc.*	674	7,953
Bristow Group, Inc.	573	7,718
Basic Energy Services, Inc.*	309	7,252
Bill Barrett Corp.*	1,338	6,864
Sanchez Energy Corp.*	1,275	6,770
Abraxas Petroleum Corp.*	2,710	6,667
FutureFuel Corp.	444	6,256
Frank's International N.V.	883	5,872
Cloud Peak Energy, Inc.*	1,310	5,829
Select Energy Services, Inc. — Class A*	317	5,782
Natural Gas Services Group, Inc.*	220	5,764
Panhandle Oil and Gas, Inc. — Class A	278	5,713
W&T Offshore, Inc.*	1,661	5,498
Clean Energy Fuels Corp.*	2,418	4,909
Trecora Resources*	348	4,698
Solaris Oilfield Infrastructure, Inc. — Class A*	217	4,646
Flotek Industries, Inc.*	980	4,567
CARBO Ceramics, Inc.*,1	407	4,143
Pioneer Energy Services Corp.*	1,350	4,117
Nabors Industries Ltd.	594	4,057
Earthstone Energy, Inc. — Class A*	376	3,997
Lilis Energy, Inc.*	758	3,873
TPI Composites, Inc.*	189	3,867
Era Group, Inc.*	349	3,752
Eclipse Resources Corp.*	1,548	3,715
SilverBow Resources, Inc.*	124	3,685
Pacific Ethanol, Inc.*	764	3,476
Gastar Exploration, Inc.*	3,155	3,313
Midstates Petroleum Company, Inc.*	198	3,283
Gulf Island Fabrication, Inc.	242	3,249
Evolution Petroleum Corp.	449	3,076
Geospace Technologies Corp.*	232	3,009
Energy XXI Gulf Coast, Inc.*	523	3,002
TerraForm Power, Inc. — Class A	251	3,002
Mammoth Energy Services, Inc.*	143	2,807
NCS Multistage Holdings, Inc.*	188	2,771
NACCO Industries, Inc. — Class A	72	2,711
Independence Contract Drilling, Inc.*	607	2,416
PHI, Inc.*	207	2,395
Parker Drilling Co.*	2,380	2,380
Approach Resources, Inc.*,1	762	2,256
Key Energy Services, Inc.*	183	2,158
Contango Oil & Gas Co.*	419	1,973
Vivint Solar, Inc.*	471	1,908
Hallador Energy Co.	284	1,730
Adams Resources & Energy, Inc.	38	1,653
EP Energy Corp. — Class A*	682	1,610
Isramco, Inc.*	13	1,360
Jones Energy, Inc. — Class A*	897	987
Ranger Energy Services, Inc.*	103	951
Ramaco Resources, Inc.*	108	743
Westmoreland Coal Co.*	328	397
Rosehill Resources, Inc.*	45	354
Total Energy		1,396,031
Basic Materials - 2.7%
PolyOne Corp.	1,426	62,031
Sensient Technologies Corp.	785	57,423
Allegheny Technologies, Inc.*	2,215	53,470
Ingevity Corp.*	754	53,134
HB Fuller Co.	894	48,160

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Basic Materials - 2.7% (continued)
US Silica Holdings, Inc.	1,447	$47,114
Balchem Corp.	561	45,217
Commercial Metals Co.	2,049	43,685
Compass Minerals International, Inc.[1]	600	43,350
Minerals Technologies, Inc.	623	42,894
Carpenter Technology Corp.	821	41,863
GCP Applied Technologies, Inc.*	1,271	40,545
Cleveland-Cliffs, Inc.*	5,281	38,076
Ferro Corp.*	1,483	34,984
Quaker Chemical Corp.	230	34,682
Tronox Ltd. — Class A	1,565	32,098
AK Steel Holding Corp.*	5,589	31,634
Kaiser Aluminum Corp.	294	31,414
Innospec, Inc.	425	30,005
Stepan Co.	354	27,955
Hecla Mining Co.	6,984	27,726
Neenah Paper, Inc.	295	26,742
Kraton Corp.*	531	25,578
Schweitzer-Mauduit International, Inc.	539	24,449
Coeur Mining, Inc.*	3,258	24,435
AdvanSix, Inc.*	530	22,297
Calgon Carbon Corp.	895	19,063
A. Schulman, Inc.	506	18,849
Koppers Holdings, Inc.*	366	18,629
Deltic Timber Corp.	194	17,760
Century Aluminum Co.*	883	17,342
Materion Corp.	353	17,156
PH Glatfelter Co.	769	16,487
Innophos Holdings, Inc.	343	16,028
Schnitzer Steel Industries, Inc. — Class A	469	15,711
Rayonier Advanced Materials, Inc.	759	15,522
KMG Chemicals, Inc.	223	14,736
Fairmount Santrol Holdings, Inc.*,1	2,748	14,372
Clearwater Paper Corp.*	287	13,030
CSW Industrials, Inc.*	257	11,809
Verso Corp. — Class A*	609	10,700
Kronos Worldwide, Inc.	402	10,360
American Vanguard Corp.	508	9,982
Klondex Mines Ltd.*	3,147	8,214
Intrepid Potash, Inc.*	1,677	7,983
OMNOVA Solutions, Inc.*	765	7,650
Codexis, Inc.*	722	6,029
Hawkins, Inc.	171	6,019
Landec Corp.*	476	5,998
Aceto Corp.	526	5,434
Uranium Energy Corp.*	2,417	4,278
Gold Resource Corp.	929	4,088
Oil-Dri Corporation of America	89	3,693
Smart Sand, Inc.*	388	3,360
Ryerson Holding Corp.*	284	2,954
AgroFresh Solutions, Inc.*	391	2,893
Valhi, Inc.	448	2,764
United States Lime & Minerals, Inc.	35	2,699
PQ Group Holdings, Inc.*	161	2,648
Shiloh Industries, Inc.*	252	2,066
Orchids Paper Products Co.[1]	161	2,061
Total Basic Materials		1,329,328
Utilities - 2.6%
IDACORP, Inc.	895	81,767
WGL Holdings, Inc.	908	77,943
Portland General Electric Co.	1,585	72,244
ONE Gas, Inc.	925	67,765
Southwest Gas Holdings, Inc.	842	67,764
ALLETE, Inc.	907	67,445
Spire, Inc.	837	62,901
New Jersey Resources Corp.	1,523	61,225
Avista Corp.	1,141	58,750
PNM Resources, Inc.	1,415	57,237
Black Hills Corp.	948	56,984
NorthWestern Corp.	863	51,521
Ormat Technologies, Inc.	711	45,476
South Jersey Industries, Inc.	1,416	44,222
El Paso Electric Co.	716	39,631
MGE Energy, Inc.	619	39,059
California Water Service Group	851	38,593
American States Water Co.	643	37,236
Otter Tail Corp.	697	30,982
Northwest Natural Gas Co.	503	30,004
Dynegy, Inc.*	1,958	23,202
Chesapeake Utilities Corp.	280	21,994
NRG Yield, Inc. — Class C	1,146	21,659
SJW Group	290	18,511
Connecticut Water Service, Inc.	204	11,712
NRG Yield, Inc. — Class A	617	11,630
Unitil Corp.	247	11,268
Middlesex Water Co.	282	11,254
York Water Co.	228	7,729
Artesian Resources Corp. — Class A	139	5,360
Atlantic Power Corp.*	2,030	4,770
Consolidated Water Company Ltd.	259	3,263
RGC Resources, Inc.	119	3,222
Ameresco, Inc. — Class A*	331	2,847
Spark Energy, Inc. — Class A1	207	2,567
Global Water Resources, Inc.	180	1,681
Genie Energy Ltd. — Class B	239	1,042
Total Utilities		1,252,460
Diversified - 0.1%
HRG Group, Inc.*	2,107	35,714
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	537	14,445
Total Common Stocks
(Cost $31,742,240)		37,077,871

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/202,*	86	—
Tobira Therapeutics, Inc.
Expires 11/02/182,*	141	—
Dyax Corp.
Expires 03/06/182,*	757	—

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
RIGHTS††† - 0.0% (continued)
Nexstar Media Group, Inc.
Expires 01/18/192,*	2,530	$—
Total Rights
(Cost $-)		—

	Face Amount
U.S. TREASURY BILLS†† - 14.2%
U.S. Treasury Bills
0.80% due 01/02/18[3,4,5]	$7,000,000	7,000,000
Total U.S. Treasury Bills
(Cost $6,999,806)		7,000,000

FEDERAL AGENCY NOTES†† - 12.2%
Federal Home Loan Bank[6]
1.24% due 10/26/22[7]	6,000,000	5,997,318
Total Federal Agency Notes
(Cost $5,997,064)		5,997,318

FEDERAL AGENCY DISCOUNT NOTES†† - 3.0%
Federal Home Loan Bank[6]
1.26% due 01/05/18[4,5]	1,500,000	1,499,790
Total Federal Agency Discount Notes
(Cost $1,499,790)		1,499,790

CORPORATE BONDS†† - 0.0%
Industrial - 0.0%
Mueller Industries, Inc.
6.00% due 03/01/27	6,000	6,135
Total Corporate Bonds
(Cost $6,000)		6,135

REPURCHASE AGREEMENTS††,8 - 3.0%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[9]	948,392	948,392
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[9]	506,159	506,159
Total Repurchase Agreements
(Cost $1,454,551)		1,454,551

	Shares
SECURITIES LENDING COLLATERAL†,10 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[11]	1,042,108	1,042,108
Total Securities Lending Collateral
(Cost $1,042,108)		1,042,108
Total Investments - 109.8%
(Cost $48,741,559)		$54,077,773
Other Assets & Liabilities, net - (9.8)%		(4,818,603)
Total Net Assets - 100.0%		$49,259,170

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	125	Mar 2018	$9,606,875	$(18,443)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	1.57%	At Maturity	01/29/18	224	$343,930	$(1,887)
Barclays Bank plc	Russell 2000 Index	1.48%	At Maturity	01/30/18	381	584,758	(5,109)
Goldman Sachs International	Russell 2000 Index	1.33%	At Maturity	01/29/18	1,224	1,878,651	(10,422)
						$2,807,339	$(17,418)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2017.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$37,077,871	$—	$—	$—	$—		$37,077,871
Corporate Bonds	—	—	6,135	—	—		6,135
Federal Agency Discount Notes	—	—	1,499,790	—	—		1,499,790
Federal Agency Notes	—	—	5,997,318	—	—		5,997,318
Repurchase Agreements	—	—	1,454,551	—	—		1,454,551
Rights	—	—	—	—	—	**	—
Securities Lending Collateral	1,042,108	—	—	—	—		1,042,108
U.S. Treasury Bills	—	—	7,000,000	—	—		7,000,000
Total Assets	$38,119,979	$—	$15,957,794	$—	$—		$54,077,773

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts	$—	$18,443	$—	$—	$—		$18,443
Equity Index Swap Agreements	—	—	—	17,418	—		17,418
Total Liabilities	$—	$18,443	$—	$17,418	$—		$35,861

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.0%
Consumer, Non-cyclical - 20.5%
Johnson & Johnson	30,906	$4,318,187
Procter & Gamble Co.	29,314	2,693,370
Pfizer, Inc.	68,573	2,483,714
UnitedHealth Group, Inc.	11,148	2,457,688
Coca-Cola Co.	44,114	2,023,950
PepsiCo, Inc.	16,361	1,962,011
Philip Morris International, Inc.	17,868	1,887,754
AbbVie, Inc.	18,339	1,773,565
Merck & Company, Inc.	31,466	1,770,592
Altria Group, Inc.	21,952	1,567,592
Amgen, Inc.	8,351	1,452,239
Medtronic plc	15,572	1,257,439
Bristol-Myers Squibb Co.	18,829	1,153,841
Abbott Laboratories	20,024	1,142,770
Gilead Sciences, Inc.	15,028	1,076,606
PayPal Holdings, Inc.*	12,997	956,839
Celgene Corp.*	9,057	945,188
Eli Lilly & Co.	11,146	941,391
Thermo Fisher Scientific, Inc.	4,613	875,916
Biogen, Inc.*	2,432	774,762
Colgate-Palmolive Co.	10,102	762,196
Mondelez International, Inc. — Class A	17,192	735,817
Aetna, Inc.	3,752	676,823
Anthem, Inc.	2,954	664,680
Danaher Corp.	7,042	653,638
Becton Dickinson and Co.	3,049	652,661
Allergan plc	3,826	625,857
Automatic Data Processing, Inc.	5,102	597,903
Cigna Corp.	2,836	575,963
Stryker Corp.	3,703	573,373
Kraft Heinz Co.	6,869	534,133
S&P Global, Inc.	2,934	497,020
Kimberly-Clark Corp.	4,046	488,190
Express Scripts Holding Co.*	6,516	486,354
Intuitive Surgical, Inc.*	1,289	470,408
Constellation Brands, Inc. — Class A	1,982	453,026
Vertex Pharmaceuticals, Inc.*	2,908	435,793
Humana, Inc.	1,643	407,579
Zoetis, Inc.	5,606	403,856
Ecolab, Inc.	2,991	401,332
Boston Scientific Corp.*	15,798	391,632
General Mills, Inc.	6,538	387,638
McKesson Corp.	2,398	373,968
Baxter International, Inc.	5,767	372,779
Illumina, Inc.*	1,680	367,063
Sysco Corp.	5,515	334,926
Regeneron Pharmaceuticals, Inc.*	885	332,725
Estee Lauder Companies, Inc. — Class A	2,575	327,643
Alexion Pharmaceuticals, Inc.*	2,570	307,346
Monster Beverage Corp.*	4,736	299,741
HCA Healthcare, Inc.*	3,258	286,183
Moody's Corp.	1,913	282,378
Zimmer Biomet Holdings, Inc.	2,329	281,040
Kroger Co.	10,233	280,896
Tyson Foods, Inc. — Class A	3,424	277,584
Edwards Lifesciences Corp.*	2,434	274,336
Mylan N.V.*	6,170	261,053
Archer-Daniels-Midland Co.	6,434	257,875
Cardinal Health, Inc.	3,619	221,736
Clorox Co.	1,483	220,581
Dr Pepper Snapple Group, Inc.	2,077	201,594
Centene Corp.*	1,984	200,146
Kellogg Co.	2,862	194,559
Incyte Corp.*	2,015	190,841
IHS Markit Ltd.*	4,179	188,682
Laboratory Corporation of America Holdings*	1,171	186,786
Align Technology, Inc.*	830	184,418
Hershey Co.	1,623	184,227
Global Payments, Inc.	1,831	183,539
Conagra Brands, Inc.	4,699	177,011
Molson Coors Brewing Co. — Class B	2,126	174,481
Dentsply Sirona, Inc.	2,642	173,923
Verisk Analytics, Inc. — Class A*	1,787	171,552
AmerisourceBergen Corp. — Class A	1,857	170,510
United Rentals, Inc.*	972	167,097
IQVIA Holdings, Inc.*	1,674	163,885
Equifax, Inc.	1,381	162,847
JM Smucker Co.	1,307	162,382
IDEXX Laboratories, Inc.*	1,003	156,849
Brown-Forman Corp. — Class B	2,253	154,714
Quest Diagnostics, Inc.	1,568	154,432
Cintas Corp.	990	154,272
Total System Services, Inc.	1,925	152,248
Church & Dwight Company, Inc.	2,875	144,239
McCormick & Company, Inc.	1,378	140,432
Nielsen Holdings plc	3,852	140,213
ResMed, Inc.	1,632	138,214
Hologic, Inc.*	3,171	135,560
Perrigo Company plc	1,507	131,350
Gartner, Inc.*	1,043	128,445
Henry Schein, Inc.*	1,806	126,203
DaVita, Inc.*	1,742	125,859
Cooper Companies, Inc.	563	122,667
Varian Medical Systems, Inc.*	1,054	117,152
Avery Dennison Corp.	1,017	116,813
Universal Health Services, Inc. — Class B	1,008	114,257
Hormel Foods Corp.	3,097	112,700
Coty, Inc. — Class A	5,432	108,043
Campbell Soup Co.	2,213	106,467
Western Union Co.	5,284	100,449
Robert Half International, Inc.	1,442	80,089
Quanta Services, Inc.*	1,780	69,616
H&R Block, Inc.	2,405	63,059
Envision Healthcare Corp.*	1,392	48,108
Patterson Companies, Inc.	948	34,251
Total Consumer, Non-cyclical		57,166,320
Financial - 17.8%
Berkshire Hathaway, Inc. — Class B*	22,139	4,388,393
JPMorgan Chase & Co.	39,917	4,268,724
Bank of America Corp.	111,595	3,294,284
Wells Fargo & Co.	50,985	3,093,260
Visa, Inc. — Class A	20,863	2,378,799

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Financial - 17.8% (continued)
Citigroup, Inc.	30,417	$2,263,329
Mastercard, Inc. — Class A	10,685	1,617,282
Goldman Sachs Group, Inc.	4,036	1,028,211
U.S. Bancorp	18,137	971,780
Morgan Stanley	16,015	840,307
American Express Co.	8,288	823,081
PNC Financial Services Group, Inc.	5,474	789,843
Chubb Ltd.	5,341	780,480
BlackRock, Inc. — Class A	1,420	729,468
Charles Schwab Corp.	13,726	705,105
American Tower Corp. — Class A REIT	4,934	703,934
Bank of New York Mellon Corp.	11,781	634,525
American International Group, Inc.	10,342	616,176
Simon Property Group, Inc. REIT	3,576	614,142
MetLife, Inc.	12,106	612,079
CME Group, Inc. — Class A	3,915	571,786
Prudential Financial, Inc.	4,878	560,873
Capital One Financial Corp.	5,576	555,258
Crown Castle International Corp. REIT	4,674	518,861
Marsh & McLennan Companies, Inc.	5,871	477,841
Intercontinental Exchange, Inc.	6,730	474,869
BB&T Corp.	9,076	451,259
Allstate Corp.	4,128	432,243
Travelers Companies, Inc.	3,149	427,130
State Street Corp.	4,266	416,404
Equinix, Inc. REIT	900	407,898
Aflac, Inc.	4,523	397,029
Prologis, Inc. REIT	6,121	394,866
Aon plc	2,875	385,250
Progressive Corp.	6,691	376,837
Public Storage REIT	1,721	359,689
SunTrust Banks, Inc.	5,476	353,695
Synchrony Financial	8,463	326,756
Discover Financial Services	4,180	321,526
Weyerhaeuser Co. REIT	8,684	306,198
M&T Bank Corp.	1,731	295,984
T. Rowe Price Group, Inc.	2,788	292,545
Ameriprise Financial, Inc.	1,702	288,438
AvalonBay Communities, Inc. REIT	1,589	283,493
Welltower, Inc. REIT	4,261	271,724
Equity Residential REIT	4,228	269,620
Digital Realty Trust, Inc. REIT	2,363	269,146
KeyCorp	12,372	249,543
Northern Trust Corp.	2,471	246,828
Fifth Third Bancorp	8,117	246,270
Ventas, Inc. REIT	4,097	245,861
Citizens Financial Group, Inc.	5,660	237,607
Hartford Financial Services Group, Inc.	4,104	230,973
Boston Properties, Inc. REIT	1,775	230,803
Regions Financial Corp.	13,345	230,602
Willis Towers Watson plc	1,518	228,747
SBA Communications Corp. REIT*	1,352	220,863
Principal Financial Group, Inc.	3,089	217,960
Lincoln National Corp.	2,517	193,482
Realty Income Corp. REIT	3,242	184,859
Essex Property Trust, Inc. REIT	760	183,441
Huntington Bancshares, Inc.	12,430	180,981
Comerica, Inc.	2,001	173,707
Invesco Ltd.	4,683	171,117
Host Hotels & Resorts, Inc. REIT	8,514	169,003
GGP, Inc. REIT	7,183	168,010
Franklin Resources, Inc.	3,760	162,921
Cboe Global Markets, Inc.	1,305	162,590
Loews Corp.	3,175	158,845
Vornado Realty Trust REIT	1,983	155,031
E*TRADE Financial Corp.*	3,114	154,361
CBRE Group, Inc. — Class A*	3,476	150,546
Alexandria Real Estate Equities, Inc. REIT	1,101	143,780
Unum Group	2,581	141,671
HCP, Inc. REIT	5,397	140,754
Alliance Data Systems Corp.	553	140,174
Raymond James Financial, Inc.	1,478	131,985
Arthur J Gallagher & Co.	2,080	131,622
Mid-America Apartment Communities, Inc. REIT	1,307	131,432
Affiliated Managers Group, Inc.[1]	639	131,155
Cincinnati Financial Corp.	1,718	128,799
Extra Space Storage, Inc. REIT	1,449	126,715
UDR, Inc. REIT	3,078	118,565
Iron Mountain, Inc. REIT	3,134	118,246
Regency Centers Corp. REIT	1,702	117,744
Zions Bancorporation	2,298	116,807
SL Green Realty Corp. REIT	1,130	114,051
Torchmark Corp.	1,235	112,027
Duke Realty Corp. REIT	4,097	111,479
Federal Realty Investment Trust REIT	835	110,896
Everest Re Group Ltd.	472	104,435
XL Group Ltd.	2,945	103,546
Nasdaq, Inc.	1,339	102,875
Kimco Realty Corp. REIT	4,897	88,880
Macerich Co. REIT	1,247	81,903
Apartment Investment & Management Co. — Class A REIT	1,806	78,940
People's United Financial, Inc.	3,978	74,389
Brighthouse Financial, Inc.*	1,102	64,621
Assurant, Inc.	619	62,420
Navient Corp.	3,026	40,306
Total Financial		49,665,588
Technology - 14.3%
Apple, Inc.	59,066	9,995,739
Microsoft Corp.	88,750	7,591,675
Intel Corp.	53,840	2,485,255
Oracle Corp.	35,049	1,657,117
International Business Machines Corp.	9,905	1,519,625
NVIDIA Corp.	6,972	1,349,082
Broadcom Ltd.	4,677	1,201,521
Texas Instruments, Inc.	11,338	1,184,141
Accenture plc — Class A	7,109	1,088,317
QUALCOMM, Inc.	16,959	1,085,715
Adobe Systems, Inc.*	5,671	993,786

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Technology - 14.3% (continued)
salesforce.com, Inc.*	7,894	$807,004
Applied Materials, Inc.	12,269	627,191
Activision Blizzard, Inc.	8,698	550,757
Micron Technology, Inc.*	13,267	545,539
Cognizant Technology Solutions Corp. — Class A	6,783	481,729
Intuit, Inc.	2,794	440,837
HP, Inc.	19,215	403,707
Analog Devices, Inc.	4,241	377,576
Electronic Arts, Inc.*	3,542	372,122
Fidelity National Information Services, Inc.	3,841	361,400
Lam Research Corp.	1,863	342,923
Fiserv, Inc.*	2,397	314,319
DXC Technology Co.	3,282	311,462
Western Digital Corp.	3,403	270,641
Autodesk, Inc.*	2,522	264,381
Hewlett Packard Enterprise Co.	18,349	263,492
Paychex, Inc.	3,679	250,466
Cerner Corp.*	3,633	244,828
Red Hat, Inc.*	2,036	244,524
Microchip Technology, Inc.	2,691	236,485
Skyworks Solutions, Inc.	2,114	200,724
Xilinx, Inc.	2,887	194,642
KLA-Tencor Corp.	1,803	189,441
NetApp, Inc.	3,103	171,658
Synopsys, Inc.*	1,728	147,295
Citrix Systems, Inc.*	1,647	144,936
ANSYS, Inc.*	976	144,048
Seagate Technology plc	3,328	139,243
Cadence Design Systems, Inc.*	3,247	135,789
Akamai Technologies, Inc.*	1,946	126,568
CA, Inc.	3,611	120,174
Qorvo, Inc.*	1,464	97,502
Advanced Micro Devices, Inc.*,1	9,434	96,982
Xerox Corp.	2,456	71,592
CSRA, Inc.	1,884	56,369
Total Technology		39,900,319
Communications - 12.7%
Amazon.com, Inc.*	4,601	5,380,731
Facebook, Inc. — Class A*	27,435	4,841,180
Alphabet, Inc. — Class C*	3,473	3,634,147
Alphabet, Inc. — Class A*	3,429	3,612,109
AT&T, Inc.	70,636	2,746,328
Verizon Communications, Inc.	46,930	2,484,005
Cisco Systems, Inc.	56,873	2,178,236
Comcast Corp. — Class A	53,660	2,149,083
Walt Disney Co.	17,375	1,867,986
Priceline Group, Inc.*	561	974,872
Netflix, Inc.*	4,978	955,577
Time Warner, Inc.	8,957	819,297
Charter Communications, Inc. — Class A*	2,231	749,527
eBay, Inc.*	11,176	421,782
Twenty-First Century Fox, Inc. — Class A	12,126	418,711
CBS Corp. — Class B	4,171	246,089
Symantec Corp.	7,132	200,124
Omnicom Group, Inc.	2,652	193,145
CenturyLink, Inc.	11,191	186,666
Twenty-First Century Fox, Inc. — Class B	5,052	172,374
Expedia, Inc.	1,414	169,355
Motorola Solutions, Inc.	1,864	168,394
DISH Network Corp. — Class A*	2,622	125,200
Viacom, Inc. — Class B	4,059	125,058
Juniper Networks, Inc.	4,313	122,920
VeriSign, Inc.*	975	111,579
F5 Networks, Inc.*	720	94,478
Scripps Networks Interactive, Inc. — Class A	1,105	94,345
Interpublic Group of Companies, Inc.	4,471	90,136
News Corp. — Class A	4,404	71,389
Discovery Communications, Inc. — Class C*	2,337	49,474
TripAdvisor, Inc.*	1,247	42,972
Discovery Communications, Inc. — Class A*,1	1,772	39,657
News Corp. — Class B	1,401	23,257
Total Communications		35,560,183
Industrial - 9.5%
Boeing Co.	6,441	1,899,516
General Electric Co.	99,766	1,740,917
3M Co.	6,865	1,615,815
Honeywell International, Inc.	8,764	1,344,047
Union Pacific Corp.	9,056	1,214,410
United Technologies Corp.	8,544	1,089,958
Caterpillar, Inc.	6,844	1,078,478
United Parcel Service, Inc. — Class B	7,904	941,762
Lockheed Martin Corp.	2,870	921,414
FedEx Corp.	2,838	708,194
General Dynamics Corp.	3,194	649,819
Raytheon Co.	3,326	624,789
Northrop Grumman Corp.	2,003	614,741
Illinois Tool Works, Inc.	3,547	591,817
Deere & Co.	3,680	575,957
CSX Corp.	10,282	565,613
Emerson Electric Co.	7,384	514,591
Norfolk Southern Corp.	3,291	476,866
Johnson Controls International plc	10,646	405,719
Eaton Corporation plc	5,069	400,501
Waste Management, Inc.	4,596	396,635
TE Connectivity Ltd.	4,044	384,342
Corning, Inc.	9,998	319,836
Cummins, Inc.	1,795	317,069
Amphenol Corp. — Class A	3,513	308,441
Parker-Hannifin Corp.	1,533	305,956
Roper Technologies, Inc.	1,178	305,102
Stanley Black & Decker, Inc.	1,764	299,333
Rockwell Automation, Inc.	1,478	290,205
Ingersoll-Rand plc	2,875	256,421
Fortive Corp.	3,519	254,600
Rockwell Collins, Inc.	1,873	254,016
Agilent Technologies, Inc.	3,702	247,923
Vulcan Materials Co.	1,522	195,379
Harris Corp.	1,371	194,202
AMETEK, Inc.	2,659	192,698
WestRock Co.	2,929	185,142

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Industrial - 9.5% (continued)
Mettler-Toledo International, Inc.*	294	$182,139
Dover Corp.	1,792	180,974
L3 Technologies, Inc.	899	177,867
Republic Services, Inc. — Class A	2,615	176,800
Waters Corp.*	915	176,769
Textron, Inc.	3,030	171,468
Martin Marietta Materials, Inc.	723	159,812
Masco Corp.	3,619	159,019
TransDigm Group, Inc.	556	152,689
Ball Corp.	4,027	152,422
CH Robinson Worldwide, Inc.[1]	1,604	142,900
Xylem, Inc.	2,066	140,901
Pentair plc	1,900	134,178
Arconic, Inc.	4,873	132,789
Expeditors International of Washington, Inc.	2,044	132,226
Packaging Corporation of America	1,085	130,797
Kansas City Southern	1,191	125,317
Fortune Brands Home & Security, Inc.	1,772	121,276
Snap-on, Inc.	656	114,341
J.B. Hunt Transport Services, Inc.	985	113,255
AO Smith Corp.	1,678	102,828
Sealed Air Corp.	2,075	102,297
PerkinElmer, Inc.	1,268	92,716
Jacobs Engineering Group, Inc.	1,386	91,420
Allegion plc	1,093	86,959
Acuity Brands, Inc.	485	85,360
Fluor Corp.	1,609	83,105
Garmin Ltd.	1,277	76,071
FLIR Systems, Inc.	1,594	74,312
Stericycle, Inc.*	982	66,766
Flowserve Corp.	1,503	63,321
Total Industrial		26,585,318
Consumer, Cyclical - 8.4%
Home Depot, Inc.	13,434	2,546,146
Wal-Mart Stores, Inc.	16,839	1,662,851
McDonald's Corp.	9,171	1,578,513
Nike, Inc. — Class B	15,116	945,506
Starbucks Corp.	16,368	940,014
Costco Wholesale Corp.	5,027	935,625
Lowe's Companies, Inc.	9,581	890,458
CVS Health Corp.	11,654	844,915
Walgreens Boots Alliance, Inc.	9,988	725,329
General Motors Co.	14,707	602,840
Ford Motor Co.	44,883	560,589
TJX Companies, Inc.	7,320	559,687
Marriott International, Inc. — Class A	3,523	478,177
Delta Air Lines, Inc.	7,546	422,576
Southwest Airlines Co.	6,280	411,026
Target Corp.	6,253	408,008
Ross Stores, Inc.	4,436	355,989
Yum! Brands, Inc.	3,877	316,402
Carnival Corp.	4,692	311,408
Dollar Tree, Inc.*	2,728	292,742
PACCAR, Inc.	4,045	287,518
VF Corp.	3,773	279,202
Dollar General Corp.	2,997	278,751
Aptiv plc	3,058	259,410
American Airlines Group, Inc.	4,899	254,895
O'Reilly Automotive, Inc.*	978	235,248
Royal Caribbean Cruises Ltd.	1,970	234,982
AutoZone, Inc.*,1	316	224,793
Mohawk Industries, Inc.*	727	200,579
DR Horton, Inc.	3,926	200,501
Best Buy Company, Inc.	2,926	200,343
MGM Resorts International	5,862	195,732
United Continental Holdings, Inc.*	2,897	195,258
Hilton Worldwide Holdings, Inc.	2,326	185,754
Fastenal Co.	3,306	180,805
Newell Brands, Inc.	5,638	174,214
L Brands, Inc.	2,841	171,085
Genuine Parts Co.	1,687	160,282
Wynn Resorts Ltd.	922	155,440
Ulta Beauty, Inc.*	671	150,076
Lennar Corp. — Class A	2,353	148,803
Tapestry, Inc.	3,272	144,721
LKQ Corp.*	3,555	144,582
WW Grainger, Inc.	597	141,041
Whirlpool Corp.	827	139,465
Darden Restaurants, Inc.	1,423	136,636
Wyndham Worldwide Corp.	1,166	135,105
CarMax, Inc.*	2,098	134,545
PVH Corp.	891	122,254
Tiffany & Co.	1,175	122,141
Hasbro, Inc.	1,304	118,521
BorgWarner, Inc.	2,280	116,485
Michael Kors Holdings Ltd.*	1,750	110,162
Norwegian Cruise Line Holdings Ltd.*	2,050	109,162
Tractor Supply Co.	1,445	108,014
Kohl's Corp.[1]	1,939	105,152
Alaska Air Group, Inc.	1,416	104,090
PulteGroup, Inc.	3,111	103,441
Harley-Davidson, Inc.[1]	1,936	98,504
Goodyear Tire & Rubber Co.	2,834	91,567
Macy's, Inc.	3,504	88,266
Hanesbrands, Inc.	4,194	87,697
Gap, Inc.[1]	2,505	85,320
Advance Auto Parts, Inc.	850	84,736
Chipotle Mexican Grill, Inc. — Class A*	286	82,663
Leggett & Platt, Inc.	1,516	72,359
Foot Locker, Inc.[1]	1,427	66,898
Ralph Lauren Corp. — Class A	637	66,050
Nordstrom, Inc.	1,342	63,584
Mattel, Inc.[1]	3,954	60,812
Signet Jewelers Ltd.[1]	696	39,359
Under Armour, Inc. — Class A*,1	2,130	30,736
Under Armour, Inc. — Class C*,1	2,121	28,252
Delphi Technologies plc*	1	35
Total Consumer, Cyclical		23,304,827
Energy - 5.7%
Exxon Mobil Corp.	48,747	4,077,199
Chevron Corp.	21,851	2,735,527
Schlumberger Ltd.	15,936	1,073,927

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Energy - 5.7% (continued)
ConocoPhillips	13,753	$754,902
EOG Resources, Inc.	6,652	717,817
Occidental Petroleum Corp.	8,803	648,429
Phillips 66	4,942	499,883
Halliburton Co.	10,038	490,557
Valero Energy Corp.	5,034	462,675
Kinder Morgan, Inc.	22,095	399,257
Marathon Petroleum Corp.	5,619	370,742
Pioneer Natural Resources Co.	1,958	338,440
Anadarko Petroleum Corp.	6,295	337,664
Williams Companies, Inc.	9,511	289,990
Concho Resources, Inc.*	1,711	257,026
Devon Energy Corp.	6,046	250,304
ONEOK, Inc.	4,411	235,768
Andeavor	1,651	188,775
Apache Corp.	4,382	185,008
Marathon Oil Corp.	9,775	165,491
Noble Energy, Inc.	5,598	163,126
Equities Corp.	2,817	160,344
TechnipFMC plc	5,043	157,896
National Oilwell Varco, Inc.	4,372	157,480
Baker Hughes a GE Co.	4,926	155,859
Cabot Oil & Gas Corp. — Class A	5,321	152,181
Hess Corp.	3,107	147,489
Cimarex Energy Co.	1,096	133,723
Helmerich & Payne, Inc.[1]	1,249	80,735
Newfield Exploration Co.*	2,292	72,267
Range Resources Corp.	2,598	44,322
Chesapeake Energy Corp.*,1	10,450	41,382
Total Energy		15,946,185
Utilities - 2.8%
NextEra Energy, Inc.	5,412	845,300
Duke Energy Corp.	8,052	677,254
Dominion Energy, Inc.	7,403	600,087
Southern Co.	11,546	555,247
Exelon Corp.	11,045	435,283
American Electric Power Company, Inc.	5,658	416,259
Sempra Energy	2,888	308,785
Consolidated Edison, Inc.	3,567	303,017
Public Service Enterprise Group, Inc.	5,822	299,833
Xcel Energy, Inc.	5,841	281,011
PG&E Corp.	5,900	264,497
PPL Corp.	7,859	243,236
WEC Energy Group, Inc.	3,630	241,141
Edison International	3,748	237,024
Eversource Energy	3,646	230,354
DTE Energy Co.	2,064	225,925
American Water Works Company, Inc.	2,052	187,738
Entergy Corp.	2,074	168,803
Ameren Corp.	2,791	164,641
FirstEnergy Corp.	5,118	156,713
CMS Energy Corp.	3,244	153,441
CenterPoint Energy, Inc.	4,959	140,637
Alliant Energy Corp.	2,660	113,343
Pinnacle West Capital Corp.	1,285	109,456
NiSource, Inc.	3,875	99,471
NRG Energy, Inc.	3,461	98,569
AES Corp.	7,597	82,276
SCANA Corp.	1,641	65,279
Total Utilities		7,704,620
Basic Materials - 2.3%
DowDuPont, Inc.	26,920	1,917,242
Monsanto Co.	5,054	590,206
Praxair, Inc.	3,294	509,516
Air Products & Chemicals, Inc.	2,507	411,348
LyondellBasell Industries N.V. — Class A	3,721	410,501
Sherwin-Williams Co.	947	388,308
PPG Industries, Inc.	2,928	342,049
Freeport-McMoRan, Inc.*	15,488	293,652
International Paper Co.	4,750	275,215
Nucor Corp.	3,657	232,512
Newmont Mining Corp.	6,136	230,223
Albemarle Corp.	1,271	162,548
Eastman Chemical Co.	1,654	153,227
FMC Corp.	1,545	146,250
International Flavors & Fragrances, Inc.	908	138,570
CF Industries Holdings, Inc.	2,683	114,135
Mosaic Co.	4,038	103,615
Total Basic Materials		6,419,117
Diversified - 0.0%
Leucadia National Corp.	3,607	95,550
Total Common Stocks
(Cost $219,051,221)		262,348,027

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.3%
Federal Home Loan Bank[2]
1.31% due 03/14/18[3,4]	$12,000,000	11,968,044
Total Federal Agency Discount Notes
(Cost $11,968,200)		11,968,044

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.80% due 01/02/18[3,4,5]	2,500,000	2,500,000
Total U.S. Treasury Bills
(Cost $2,499,931)		2,500,000

REPURCHASE AGREEMENTS††,6 - 0.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[7]	1,254,488	1,254,488
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[7]	669,524	669,524
Total Repurchase Agreements
(Cost $1,924,012)		1,924,012

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[9]	857,557	$857,557
Total Securities Lending Collateral
(Cost $857,557)		857,557
Total Investments - 100.2%
(Cost $236,300,921)		$279,597,640
Other Assets & Liabilities, net - (0.2)%		(440,846)
Total Net Assets - 100.0%		$279,156,794

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	31	Mar 2018	$4,150,513	$21,895

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.02%	At Maturity	01/29/18	327	$874,204	$(2,946)
Barclays Bank plc	S&P 500 Index	1.93%	At Maturity	01/30/18	1,626	4,347,805	(22,653)
Goldman Sachs International	S&P 500 Index	1.98%	At Maturity	01/29/18	3,172	8,480,735	(25,947)
						$13,702,744	$(51,546)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$262,348,027	$—	$—	$—	$—	$262,348,027
Equity Futures Contracts	—	21,895	—	—	—	21,895
Federal Agency Discount Notes	—	—	11,968,044	—	—	11,968,044
Repurchase Agreements	—	—	1,924,012	—	—	1,924,012
Securities Lending Collateral	857,557	—	—	—	—	857,557
U.S. Treasury Bills	—	—	2,500,000	—	—	2,500,000
Total Assets	$263,205,584	$21,895	$16,392,056	$—	$—	$279,619,535

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$51,546	$—	$51,546

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 29.0%
Vertex Pharmaceuticals, Inc.*	16,900	$2,532,634
Centene Corp.*	24,025	2,423,642
PayPal Holdings, Inc.*	31,900	2,348,478
Total System Services, Inc.	27,529	2,177,269
Align Technology, Inc.*	9,743	2,164,797
Intuitive Surgical, Inc.*	4,500	1,642,230
Illumina, Inc.*	7,500	1,638,675
AbbVie, Inc.	16,900	1,634,399
UnitedHealth Group, Inc.	7,181	1,583,123
Hologic, Inc.*	36,499	1,560,332
United Rentals, Inc.*	8,616	1,481,176
Global Payments, Inc.	13,753	1,378,601
Edwards Lifesciences Corp.*	11,820	1,332,232
Moody's Corp.	8,600	1,269,446
Cigna Corp.	6,100	1,238,849
Estee Lauder Companies, Inc. — Class A	9,200	1,170,608
IDEXX Laboratories, Inc.*	7,410	1,158,776
Cintas Corp.	7,243	1,128,677
Becton Dickinson and Co.	5,194	1,111,768
Avery Dennison Corp.	8,708	1,000,201
Gartner, Inc.*	8,002	985,446
Constellation Brands, Inc. — Class A	4,305	983,994
ResMed, Inc.	11,400	965,466
Stryker Corp.	6,100	944,524
Boston Scientific Corp.*	34,707	860,387
Abbott Laboratories	15,000	856,050
S&P Global, Inc.	4,890	828,366
Monster Beverage Corp.*	12,900	816,441
Cooper Companies, Inc.	3,700	806,156
Regeneron Pharmaceuticals, Inc.*	2,000	751,920
Zoetis, Inc.	9,600	691,584
Incyte Corp.*	7,200	681,912
Celgene Corp.*	5,552	579,406
Total Consumer, Non-cyclical		42,727,565
Technology - 26.1%
Applied Materials, Inc.	50,950	2,604,564
NVIDIA Corp.	12,615	2,441,002
Adobe Systems, Inc.*	13,700	2,400,788
Lam Research Corp.	12,790	2,354,255
Broadcom Ltd.	8,665	2,226,039
Red Hat, Inc.*	18,203	2,186,180
Activision Blizzard, Inc.	33,202	2,102,351
salesforce.com, Inc.*	18,518	1,893,095
Cerner Corp.*	24,110	1,624,773
Qorvo, Inc.*	24,223	1,613,252
Apple, Inc.	9,500	1,607,685
Cadence Design Systems, Inc.*	37,084	1,550,853
Skyworks Solutions, Inc.	16,143	1,532,778
Microchip Technology, Inc.	15,891	1,396,501
Micron Technology, Inc.*	32,800	1,348,736
ANSYS, Inc.*	8,416	1,242,117
Synopsys, Inc.*	13,873	1,182,535
Cognizant Technology Solutions Corp. — Class A	15,900	1,129,218
Intuit, Inc.	6,900	1,088,682
Analog Devices, Inc.	11,800	1,050,554
KLA-Tencor Corp.	7,900	830,053
Electronic Arts, Inc.*	7,887	828,608
NetApp, Inc.	14,600	807,672
Texas Instruments, Inc.	6,700	699,748
Fiserv, Inc.*	5,186	680,040
Total Technology		38,422,079
Financial - 13.2%
Cboe Global Markets, Inc.	18,253	2,274,141
CBRE Group, Inc. — Class A*	42,442	1,838,163
Visa, Inc. — Class A	14,600	1,664,692
Prologis, Inc. REIT	25,656	1,655,069
Progressive Corp.	29,200	1,644,544
SBA Communications Corp. REIT*	8,900	1,453,904
Mastercard, Inc. — Class A	9,406	1,423,692
American Tower Corp. — Class A REIT	9,694	1,383,043
E*TRADE Financial Corp.*	26,592	1,318,166
Intercontinental Exchange, Inc.	17,750	1,252,440
Extra Space Storage, Inc. REIT	13,225	1,156,526
T. Rowe Price Group, Inc.	8,600	902,398
Charles Schwab Corp.	16,859	866,047
Equinix, Inc. REIT	1,300	589,186
Total Financial		19,422,011
Consumer, Cyclical - 10.1%
PulteGroup, Inc.	72,411	2,407,666
DR Horton, Inc.	43,357	2,214,242
Marriott International, Inc. — Class A	13,700	1,859,501
Norwegian Cruise Line Holdings Ltd.*	28,412	1,512,939
Wyndham Worldwide Corp.	12,179	1,411,181
Aptiv plc	15,500	1,314,865
Dollar Tree, Inc.*	11,663	1,251,556
Home Depot, Inc.	6,156	1,166,747
Michael Kors Holdings Ltd.*	16,369	1,030,428
Wynn Resorts Ltd.	4,100	691,219
Total Consumer, Cyclical		14,860,344
Industrial - 10.0%
Corning, Inc.	48,900	1,564,311
Boeing Co.	4,731	1,395,219
Agilent Technologies, Inc.	18,200	1,218,854
Waste Management, Inc.	12,300	1,061,490
Mettler-Toledo International, Inc.*	1,700	1,053,184
Roper Technologies, Inc.	3,700	958,300
Rockwell Collins, Inc.	7,000	949,340
Fortune Brands Home & Security, Inc.	13,865	948,920
AMETEK, Inc.	12,200	884,134
Amphenol Corp. — Class A	10,000	878,000
AO Smith Corp.	14,285	875,385
Waters Corp.*	4,500	869,355
TransDigm Group, Inc.	2,820	774,429
CSX Corp.	12,500	687,625
Illinois Tool Works, Inc.	3,300	550,605
Total Industrial		14,669,151
Communications - 9.9%
Netflix, Inc.*	12,024	2,308,127
Amazon.com, Inc.*	1,900	2,221,993
Facebook, Inc. — Class A*	11,929	2,104,991

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 9.9% (continued)
eBay, Inc.*	40,100	$1,513,374
VeriSign, Inc.*	12,721	1,455,791
Charter Communications, Inc. — Class A*	4,100	1,377,436
Motorola Solutions, Inc.	13,249	1,196,915
Priceline Group, Inc.*	531	922,740
Alphabet, Inc. — Class A*	702	739,487
Alphabet, Inc. — Class C*	687	718,877
Total Communications		14,559,731
Basic Materials - 1.3%
Sherwin-Williams Co.	2,900	1,189,116
FMC Corp.	8,007	757,943
Total Basic Materials		1,947,059
Total Common Stocks
(Cost $127,263,371)		146,607,940

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$503,079	503,079
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	268,494	268,494
Total Repurchase Agreements
(Cost $771,573)		771,573
Total Investments - 100.1%
(Cost $128,034,944)		$147,379,513
Other Assets & Liabilities, net - (0.1)%		(123,775)
Total Net Assets - 100.0%		$147,255,738

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$146,607,940	$—	$—	$146,607,940
Repurchase Agreements	—	771,573	—	771,573
Total Assets	$146,607,940	$771,573	$—	$147,379,513

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 26.7%
Berkshire Hathaway, Inc. — Class B*	11,429	$2,265,456
Prudential Financial, Inc.	13,116	1,508,078
Loews Corp.	25,598	1,280,668
Lincoln National Corp.	15,928	1,224,385
Navient Corp.	88,040	1,172,693
Capital One Financial Corp.	11,387	1,133,918
MetLife, Inc.	21,348	1,079,355
Assurant, Inc.	10,633	1,072,232
XL Group Ltd.	29,803	1,047,873
Citigroup, Inc.	13,432	999,475
American International Group, Inc.	16,136	961,383
Hartford Financial Services Group, Inc.	16,759	943,197
Everest Re Group Ltd.	4,211	931,726
Unum Group	16,536	907,661
Citizens Financial Group, Inc.	21,200	889,976
Travelers Companies, Inc.	5,148	698,275
Goldman Sachs Group, Inc.	2,736	697,023
Morgan Stanley	12,788	670,986
Regions Financial Corp.	38,076	657,953
Aflac, Inc.	7,268	637,985
People's United Financial, Inc.	33,461	625,721
SunTrust Banks, Inc.	9,144	590,611
Chubb Ltd.	3,877	566,546
Fifth Third Bancorp	17,015	516,235
KeyCorp	25,100	506,267
Zions Bancorporation	9,813	498,795
Wells Fargo & Co.	7,879	478,019
BB&T Corp.	8,880	441,514
Bank of New York Mellon Corp.	7,954	428,402
JPMorgan Chase & Co.	3,867	413,537
Cincinnati Financial Corp.	5,400	404,838
Huntington Bancshares, Inc.	24,087	350,707
PNC Financial Services Group, Inc.	2,411	347,883
Invesco Ltd.	9,299	339,785
Total Financial		27,289,158
Consumer, Cyclical - 23.0%
Kohl's Corp.[1]	33,787	1,832,269
Ford Motor Co.	138,150	1,725,493
General Motors Co.	41,640	1,706,824
Signet Jewelers Ltd.[1]	28,979	1,638,762
Macy's, Inc.	63,394	1,596,895
CVS Health Corp.	19,289	1,398,453
Goodyear Tire & Rubber Co.	42,654	1,378,151
United Continental Holdings, Inc.*	19,152	1,290,845
Target Corp.	18,484	1,206,081
Best Buy Company, Inc.	16,847	1,153,514
Newell Brands, Inc.	36,132	1,116,479
Foot Locker, Inc.[1]	20,731	971,869
Whirlpool Corp.	5,418	913,691
Walgreens Boots Alliance, Inc.	10,420	756,700
Nordstrom, Inc.	15,346	727,093
Advance Auto Parts, Inc.	6,740	671,911
Wal-Mart Stores, Inc.	6,711	662,711
Delta Air Lines, Inc.	9,868	552,608
PVH Corp.	3,669	503,424
Alaska Air Group, Inc.	6,732	494,869
Gap, Inc.[1]	12,758	434,538
Costco Wholesale Corp.	2,090	388,991
Genuine Parts Co.	3,600	342,036
Total Consumer, Cyclical		23,464,207
Consumer, Non-cyclical - 16.9%
Envision Healthcare Corp.*	61,137	2,112,894
Archer-Daniels-Midland Co.	44,423	1,780,474
Express Scripts Holding Co.*	19,993	1,492,277
McKesson Corp.	8,499	1,325,419
Cardinal Health, Inc.	20,721	1,269,576
Kroger Co.	43,207	1,186,032
Quanta Services, Inc.*	29,363	1,148,387
Patterson Companies, Inc.	23,954	865,458
AmerisourceBergen Corp. — Class A	8,790	807,098
Molson Coors Brewing Co. — Class B	9,698	795,915
Mylan N.V.*	16,300	689,653
DaVita, Inc.*	9,379	677,633
Universal Health Services, Inc. — Class B	5,700	646,095
Tyson Foods, Inc. — Class A	7,088	574,624
Humana, Inc.	2,200	545,754
Coty, Inc. — Class A	25,800	513,162
Sysco Corp.	7,700	467,621
JM Smucker Co.	2,900	360,296
Total Consumer, Non-cyclical		17,258,368
Energy - 11.6%
TechnipFMC plc	50,146	1,570,071
Valero Energy Corp.	16,458	1,512,655
Andeavor	13,215	1,511,003
Baker Hughes a GE Co.	45,767	1,448,068
Marathon Petroleum Corp.	16,871	1,113,149
Phillips 66	9,232	933,817
Range Resources Corp.	52,608	897,492
Kinder Morgan, Inc.	43,100	778,817
National Oilwell Varco, Inc.	20,900	752,818
Chevron Corp.	3,900	488,241
Chesapeake Energy Corp.*,1	107,620	426,175
Exxon Mobil Corp.	4,400	368,016
Total Energy		11,800,322
Communications - 5.7%
CenturyLink, Inc.	145,695	2,430,192
Viacom, Inc. — Class B	28,132	866,747
News Corp. — Class A	41,123	666,604
AT&T, Inc.	14,977	582,306
Discovery Communications, Inc. — Class C*	20,159	426,766
Discovery Communications, Inc. — Class A*,1	15,064	337,132
Interpublic Group of Companies, Inc.	16,500	332,640
News Corp. — Class B	12,843	213,194
Total Communications		5,855,581
Industrial - 4.7%
Fluor Corp.	26,789	1,383,652
Jacobs Engineering Group, Inc.	12,124	799,699
WestRock Co.	12,271	775,650

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 4.7% (continued)
Johnson Controls International plc	16,899	$644,021
General Electric Co.	23,900	417,055
Textron, Inc.	7,319	414,182
Eaton Corporation plc	5,019	396,551
Total Industrial		4,830,810
Utilities - 3.7%
SCANA Corp.	25,189	1,002,018
AES Corp.	91,355	989,375
Exelon Corp.	19,673	775,313
PG&E Corp.	13,300	596,239
Duke Energy Corp.	4,878	410,289
Total Utilities		3,773,234
Technology - 3.1%
Hewlett Packard Enterprise Co.	100,791	1,447,359
Xerox Corp.	39,966	1,165,009
Western Digital Corp.	7,520	598,065
Total Technology		3,210,433
Basic Materials - 2.4%
Mosaic Co.	53,132	1,363,367
Nucor Corp.	10,500	667,590
DowDuPont, Inc.	6,400	455,808
Total Basic Materials		2,486,765
Diversified - 1.5%
Leucadia National Corp.	59,714	1,581,824
Total Common Stocks
(Cost $89,196,179)		101,550,702

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$318,410	318,410
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	169,936	169,936
Total Repurchase Agreements
(Cost $488,346)		488,346

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	2,873,208	2,873,208
Total Securities Lending Collateral
(Cost $2,873,208)		2,873,208
Total Investments - 102.7%
(Cost $92,557,733)		$104,912,256
Other Assets & Liabilities, net - (2.7)%		(2,761,364)
Total Net Assets - 100.0%		$102,150,892

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$101,550,702	$—	$—	$101,550,702
Repurchase Agreements	—	488,346	—	488,346
Securities Lending Collateral	2,873,208	—	—	2,873,208
Total Assets	$104,423,910	$488,346	$—	$104,912,256

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 23.9%
Akorn, Inc.*	68,517	$2,208,303
ABIOMED, Inc.*	10,979	2,057,574
LivaNova plc*	21,800	1,742,256
Catalent, Inc.*	40,200	1,651,416
Masimo Corp.*	16,787	1,423,538
Hill-Rom Holdings, Inc.	16,700	1,407,643
Globus Medical, Inc. — Class A*	32,400	1,331,640
Live Nation Entertainment, Inc.*	31,100	1,323,927
Charles River Laboratories International, Inc.*	11,500	1,258,675
Sprouts Farmers Market, Inc.*	47,600	1,159,060
Brink's Co.	14,500	1,141,150
Bioverativ, Inc.*	20,700	1,116,144
Service Corporation International	25,600	955,392
HealthSouth Corp.	18,850	931,378
Lamb Weston Holdings, Inc.	16,400	925,780
Bio-Techne Corp.	6,895	893,247
MarketAxess Holdings, Inc.	4,227	852,797
Teleflex, Inc.	3,300	821,106
Sotheby's*	15,670	808,572
Rollins, Inc.	15,700	730,521
CoreLogic, Inc.*	15,340	708,862
WEX, Inc.*	3,800	536,674
Bio-Rad Laboratories, Inc. — Class A*	2,000	477,340
Total Consumer, Non-cyclical		26,462,995
Technology - 20.9%
MKS Instruments, Inc.	21,200	2,003,400
IPG Photonics Corp.*	9,270	1,984,985
Medidata Solutions, Inc.*	31,300	1,983,481
MSCI, Inc. — Class A	13,755	1,740,558
Fortinet, Inc.*	39,600	1,730,124
Broadridge Financial Solutions, Inc.	15,591	1,412,233
Integrated Device Technology, Inc.*	44,366	1,319,001
Teradyne, Inc.	31,500	1,318,905
Monolithic Power Systems, Inc.	11,704	1,315,062
Blackbaud, Inc.	12,800	1,209,472
Cirrus Logic, Inc.*	20,548	1,065,619
MAXIMUS, Inc.	12,376	885,874
Tyler Technologies, Inc.*	4,700	832,135
Ultimate Software Group, Inc.*	3,666	800,031
j2 Global, Inc.	10,500	787,815
Silicon Laboratories, Inc.*	8,600	759,380
Fair Isaac Corp.	4,941	756,961
Jack Henry & Associates, Inc.	6,100	713,456
Microsemi Corp.*	9,729	502,503
Total Technology		23,120,995
Industrial - 18.8%
Louisiana-Pacific Corp.*	76,300	2,003,638
Jabil, Inc.	72,600	1,905,750
Coherent, Inc.*	6,700	1,890,874
Cognex Corp.	29,984	1,833,821
KLX, Inc.*	25,600	1,747,200
Dycom Industries, Inc.*	15,400	1,716,022
Zebra Technologies Corp. — Class A*	13,275	1,377,945
Graco, Inc.	28,200	1,275,204
Littelfuse, Inc.	4,980	985,144
Orbital ATK, Inc.	7,100	933,650
Old Dominion Freight Line, Inc.	6,900	907,695
Lennox International, Inc.	4,300	895,518
Teledyne Technologies, Inc.*	3,500	634,025
Trimble, Inc.*	14,200	577,088
IDEX Corp.	4,200	554,274
Eagle Materials, Inc.	4,755	538,741
Nordson Corp.	3,580	524,112
National Instruments Corp.	11,600	482,908
Total Industrial		20,783,609
Consumer, Cyclical - 17.1%
KB Home	64,200	2,051,190
Skechers U.S.A., Inc. — Class A*	52,277	1,978,162
TRI Pointe Group, Inc.*	107,700	1,929,984
NVR, Inc.*	500	1,754,110
Thor Industries, Inc.	11,562	1,742,625
Toll Brothers, Inc.	36,100	1,733,522
Churchill Downs, Inc.	7,400	1,721,980
Copart, Inc.*	32,096	1,386,226
Herman Miller, Inc.	31,400	1,257,570
Delphi Technologies plc*	20,400	1,070,388
Domino's Pizza, Inc.	4,675	883,388
Polaris Industries, Inc.[1]	6,700	830,733
Pool Corp.	4,840	627,506
Total Consumer, Cyclical		18,967,384
Financial - 13.6%
CNO Financial Group, Inc.	75,000	1,851,750
First Industrial Realty Trust, Inc. REIT	42,070	1,323,943
Primerica, Inc.	12,760	1,295,778
Janus Henderson Group plc	31,800	1,216,668
Kemper Corp.	17,300	1,191,970
DCT Industrial Trust, Inc. REIT	17,620	1,035,704
CoreSite Realty Corp. REIT	8,600	979,540
SEI Investments Co.	13,300	955,738
Bank of the Ozarks	17,903	867,400
Synovus Financial Corp.	17,700	848,538
East West Bancorp, Inc.	12,500	760,375
Federated Investors, Inc. — Class B	17,800	642,224
SVB Financial Group*	2,700	631,179
Texas Capital Bancshares, Inc.*	6,600	586,740
Interactive Brokers Group, Inc. — Class A	7,400	438,154
Eaton Vance Corp.	7,500	422,925
Total Financial		15,048,626
Communications - 2.8%
LogMeIn, Inc.	9,200	1,053,400
New York Times Co. — Class A	39,100	723,350
FactSet Research Systems, Inc.	3,600	693,936
InterDigital, Inc.	8,835	672,785
Total Communications		3,143,471
Basic Materials - 2.5%
Royal Gold, Inc.	13,449	1,104,432
Versum Materials, Inc.	28,000	1,059,800
Chemours Co.	11,200	560,672
Total Basic Materials		2,724,904
Total Common Stocks
(Cost $97,628,025)		110,251,984

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$395,301	$395,301
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	210,973	210,973
Total Repurchase Agreements
(Cost $606,274)		606,274

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	548,342	548,342
Total Securities Lending Collateral
(Cost $548,342)		548,342
Total Investments - 100.6%
(Cost $98,782,641)		$111,406,600
Other Assets & Liabilities, net - (0.6)%		(629,446)
Total Net Assets - 100.0%		$110,777,154

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$110,251,984	$—	$—	$110,251,984
Repurchase Agreements	—	606,274	—	606,274
Securities Lending Collateral	548,342	—	—	548,342
Total Assets	$110,800,326	$606,274	$—	$111,406,600

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.3%
Industrial - 18.7%
Avnet, Inc.	21,556	$854,049
Tech Data Corp.*	7,139	699,408
Arrow Electronics, Inc.*	8,693	699,004
AECOM*	17,123	636,119
SYNNEX Corp.	3,685	500,976
Esterline Technologies Corp.*	5,860	437,742
Ryder System, Inc.	4,270	359,406
AGCO Corp.	4,128	294,863
Regal Beloit Corp.	3,845	294,527
Trinity Industries, Inc.	6,977	261,358
EMCOR Group, Inc.	2,910	237,893
Greif, Inc. — Class A	3,891	235,717
KBR, Inc.	11,820	234,391
Owens-Illinois, Inc.*	8,990	199,308
Worthington Industries, Inc.	4,480	197,389
Kirby Corp.*	2,642	176,485
GATX Corp.	2,640	164,102
Knowles Corp.*	10,240	150,118
Total Industrial		6,632,855
Consumer, Cyclical - 18.6%
Office Depot, Inc.	271,972	962,781
GameStop Corp. — Class A	46,638	837,152
Dillard's, Inc. — Class A1	13,850	831,692
World Fuel Services Corp.	28,869	812,374
Bed Bath & Beyond, Inc.	33,930	746,121
Dick's Sporting Goods, Inc.	20,670	594,056
AutoNation, Inc.*	9,350	479,935
Cooper Tire & Rubber Co.	11,499	406,490
Big Lots, Inc.	5,441	305,512
JetBlue Airways Corp.*	12,216	272,905
HNI Corp.	5,230	201,721
International Speedway Corp. — Class A	3,909	155,774
Total Consumer, Cyclical		6,606,513
Financial - 17.4%
Genworth Financial, Inc. — Class A*	266,258	828,062
Legg Mason, Inc.	12,020	504,599
Old Republic International Corp.	22,269	476,111
Reinsurance Group of America, Inc. — Class A	2,671	416,489
Aspen Insurance Holdings Ltd.	8,164	331,458
Alleghany Corp.*	484	288,508
Hanover Insurance Group, Inc.	2,573	278,090
WR Berkley Corp.	3,833	274,634
New York Community Bancorp, Inc.	20,930	272,509
Sabra Health Care REIT, Inc.	14,380	269,912
FNB Corp.	19,190	265,206
Stifel Financial Corp.	4,344	258,729
Mercury General Corp.	4,300	229,792
Washington Prime Group, Inc. REIT	31,080	221,290
American Financial Group, Inc.	1,790	194,287
LaSalle Hotel Properties REIT	6,910	193,964
Associated Banc-Corp.	7,376	187,350
PacWest Bancorp	3,660	184,464
Umpqua Holdings Corp.	8,103	168,542
Alexander & Baldwin, Inc. REIT	5,920	164,221
United Bankshares, Inc.	4,690	162,978
Total Financial		6,171,195
Consumer, Non-cyclical - 16.3%
LifePoint Health, Inc.*	19,360	964,128
Owens & Minor, Inc.	40,843	771,116
United Natural Foods, Inc.*	13,299	655,242
TreeHouse Foods, Inc.*	13,098	647,827
Dean Foods Co.	48,937	565,711
Acadia Healthcare Company, Inc.*	14,450	471,504
ManpowerGroup, Inc.	3,336	420,703
Aaron's, Inc.	7,970	317,604
Avis Budget Group, Inc.*	7,100	311,548
Graham Holdings Co. — Class B	505	281,967
MEDNAX, Inc.*	4,060	216,966
Adtalem Global Education, Inc.*	4,138	174,003
Total Consumer, Non-cyclical		5,798,319
Energy - 14.9%
NOW, Inc.*	61,000	672,830
PBF Energy, Inc. — Class A	18,950	671,777
Diamond Offshore Drilling, Inc.*,1	28,440	528,700
HollyFrontier Corp.	9,491	486,129
Ensco plc — Class A	75,780	447,860
Murphy USA, Inc.*	4,814	386,853
QEP Resources, Inc.*	38,510	368,541
Rowan Companies plc — Class A*	22,660	354,856
Gulfport Energy Corp.*	26,270	335,205
Oceaneering International, Inc.	14,665	310,018
Murphy Oil Corp.	9,120	283,176
CNX Resources Corp.*	19,070	278,994
Callon Petroleum Co.*	13,320	161,838
Total Energy		5,286,777
Basic Materials - 7.1%
Domtar Corp.	13,557	671,342
United States Steel Corp.	16,890	594,359
Reliance Steel & Aluminum Co.	6,652	570,675
Commercial Metals Co.	22,923	488,719
Allegheny Technologies, Inc.*	8,780	211,949
Total Basic Materials		2,537,044
Technology - 3.3%
Convergys Corp.	13,420	315,370
Synaptics, Inc.*	7,770	310,334
NCR Corp.*	6,430	218,555
Diebold Nixdorf, Inc.[1]	10,331	168,912
NetScout Systems, Inc.*	5,420	165,039
Total Technology		1,178,210
Communications - 3.0%
Telephone & Data Systems, Inc.	20,165	560,587
Ciena Corp.*	14,190	296,997
ARRIS International plc*	8,400	215,796
Total Communications		1,073,380
Total Common Stocks
(Cost $32,755,760)		35,284,293

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$217,174	$217,174
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	115,906	115,906
Total Repurchase Agreements
(Cost $333,080)		333,080

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	1,140,659	$1,140,659
Total Securities Lending Collateral
(Cost $1,140,659)		1,140,659
Total Investments - 103.4%
(Cost $34,229,499)		$36,758,032
Other Assets & Liabilities, net - (3.4)%		(1,219,297)
Total Net Assets - 100.0%		$35,538,735

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,284,293	$—	$—	$35,284,293
Repurchase Agreements	—	333,080	—	333,080
Securities Lending Collateral	1,140,659	—	—	1,140,659
Total Assets	$36,424,952	$333,080	$—	$36,758,032

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 33.1%
OraSure Technologies, Inc.*	15,204	$286,747
LendingTree, Inc.*,1	792	269,636
MiMedx Group, Inc.*,1	21,368	269,451
Innoviva, Inc.*	18,442	261,692
Cutera, Inc.*	5,726	259,674
BioTelemetry, Inc.*	8,523	254,838
Supernus Pharmaceuticals, Inc.*	6,275	250,059
Corcept Therapeutics, Inc.*,1	13,490	243,630
Calavo Growers, Inc.[1]	2,677	225,939
Enanta Pharmaceuticals, Inc.*	3,777	221,634
Insperity, Inc.	3,516	201,643
AMN Healthcare Services, Inc.*	4,094	201,629
Integer Holdings Corp.*	3,950	178,935
NutriSystem, Inc.	3,146	165,480
ICU Medical, Inc.*	760	164,160
Amedisys, Inc.*	3,110	163,928
On Assignment, Inc.*	2,540	163,246
Providence Service Corp.*	2,640	156,658
Healthcare Services Group, Inc.	2,880	151,834
Emergent BioSolutions, Inc.*	3,230	150,098
LeMaitre Vascular, Inc.	4,526	144,108
Ligand Pharmaceuticals, Inc. — Class B*	1,028	140,764
Korn/Ferry International	3,390	140,278
Coca-Cola Bottling Company Consolidated	650	139,919
LHC Group, Inc.*	2,220	135,975
Central Garden & Pet Co. — Class A*	3,576	134,851
Inogen, Inc.*	1,130	134,560
Merit Medical Systems, Inc.*	2,895	125,064
Chemed Corp.	500	121,510
Medifast, Inc.	1,620	113,092
Momenta Pharmaceuticals, Inc.*	7,915	110,414
Repligen Corp.*	3,030	109,928
ANI Pharmaceuticals, Inc.*	1,677	108,082
Cantel Medical Corp.	1,048	107,808
CorVel Corp.*	2,020	106,858
Myriad Genetics, Inc.*	2,970	102,005
Tivity Health, Inc.*	2,660	97,223
Green Dot Corp. — Class A*	1,520	91,595
Neogen Corp.*	1,106	90,924
Heska Corp.*	1,015	81,413
Nektar Therapeutics*	1,260	75,247
Phibro Animal Health Corp. — Class A	2,230	74,705
Orthofix International N.V.*	1,200	65,640
Surmodics, Inc.*	2,309	64,652
Eagle Pharmaceuticals, Inc.*	1,200	64,104
Inter Parfums, Inc.	1,240	53,878
Lantheus Holdings, Inc.*	2,215	45,297
Central Garden & Pet Co.*	1,052	40,944
Total Consumer, Non-cyclical		7,061,749
Industrial - 17.9%
Applied Optoelectronics, Inc.*,1	7,910	299,156
TTM Technologies, Inc.*	14,901	233,499
TopBuild Corp.*	3,020	228,735
KEMET Corp.*	15,180	228,611
EnPro Industries, Inc.	2,050	191,695
Control4 Corp.*	6,220	185,107
Proto Labs, Inc.*,1	1,790	184,370
Patrick Industries, Inc.*	2,534	175,952
Trex Company, Inc.*	1,601	173,532
PGT Innovations, Inc.*	10,059	169,494
II-VI, Inc.*	3,403	159,771
US Concrete, Inc.*	1,880	157,262
Electro Scientific Industries, Inc.*	7,310	156,653
Rogers Corp.*	850	137,632
John Bean Technologies Corp.	1,008	111,686
Alamo Group, Inc.	910	102,712
Comfort Systems USA, Inc.	2,260	98,649
Aerovironment, Inc.*	1,700	95,472
Harsco Corp.*	4,740	88,401
Aerojet Rocketdyne Holdings, Inc.*	2,650	82,680
American Woodmark Corp.*	630	82,058
Vicor Corp.*	3,393	70,914
Forward Air Corp.	1,170	67,205
Simpson Manufacturing Company, Inc.	1,106	63,495
Barnes Group, Inc.	1,000	63,270
Axon Enterprise, Inc.*	2,220	58,830
Advanced Energy Industries, Inc.*	785	52,972
Albany International Corp. — Class A	830	51,003
Raven Industries, Inc.	1,390	47,747
Total Industrial		3,818,563
Consumer, Cyclical - 15.8%
LGI Homes, Inc.*	3,580	268,608
Installed Building Products, Inc.*	3,075	233,546
Five Below, Inc.*	2,965	196,639
Scientific Games Corp. — Class A*	3,601	184,731
Sleep Number Corp.*	4,800	180,432
Marriott Vacations Worldwide Corp.	1,260	170,365
Ollie's Bargain Outlet Holdings, Inc.*	3,196	170,187
Winnebago Industries, Inc.	3,014	167,578
Fox Factory Holding Corp.*	4,173	162,121
Cavco Industries, Inc.*	1,050	160,230
Dave & Buster's Entertainment, Inc.*	2,775	153,097
Penn National Gaming, Inc.*	4,700	147,251
FirstCash, Inc.	1,950	131,527
Ruth's Hospitality Group, Inc.	6,060	131,199
LCI Industries	1,004	130,520
iRobot Corp.*,1	1,553	119,115
PetMed Express, Inc.	2,600	118,300
Monarch Casino & Resort, Inc.*	2,580	115,636
Wingstop, Inc.	2,957	115,264
RH*	1,250	107,763
Boyd Gaming Corp.	2,570	90,078
Interface, Inc. — Class A	2,560	64,384
Shake Shack, Inc. — Class A*	1,290	55,728
Total Consumer, Cyclical		3,374,299

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 14.8%
Mercury Systems, Inc.*	5,345	$274,466
Axcelis Technologies, Inc.*	8,910	255,717
Brooks Automation, Inc.	10,670	254,479
Qualys, Inc.*	4,284	254,255
Cohu, Inc.	9,950	218,403
Rudolph Technologies, Inc.*	8,969	214,359
CEVA, Inc.*	4,511	208,183
Virtusa Corp.*	4,240	186,899
Kulicke & Soffa Industries, Inc.*	7,650	186,163
MaxLinear, Inc. — Class A*	6,692	176,803
Ebix, Inc.[1]	1,813	143,680
Barracuda Networks, Inc.*	4,450	122,375
Omnicell, Inc.*	2,509	121,686
Quality Systems, Inc.*	8,550	116,109
Cabot Microelectronics Corp.	1,090	102,547
ExlService Holdings, Inc.*	1,660	100,181
TeleTech Holdings, Inc.	1,790	72,048
Progress Software Corp.	1,328	56,533
SPS Commerce, Inc.*	978	47,521
Rambus, Inc.*	3,202	45,532
Total Technology		3,157,939
Financial - 11.8%
Four Corners Property Trust, Inc. REIT	10,708	275,196
NMI Holdings, Inc. — Class A*	16,120	274,040
National Storage Affiliates Trust REIT	9,390	255,971
National Bank Holdings Corp. — Class A	6,910	224,092
Walker & Dunlop, Inc.*	4,684	222,490
Third Point Reinsurance Ltd.*	10,790	158,073
Evercore, Inc. — Class A	1,589	143,010
BofI Holding, Inc.*,1	4,655	139,184
HFF, Inc. — Class A	2,820	137,165
Easterly Government Properties, Inc. REIT	6,240	133,161
LegacyTexas Financial Group, Inc.	2,644	111,603
Pacific Premier Bancorp, Inc.*	2,428	97,120
Meta Financial Group, Inc.	950	88,018
ServisFirst Bancshares, Inc.	1,814	75,281
Lexington Realty Trust REIT	7,138	68,882
WageWorks, Inc.*	970	60,140
EastGroup Properties, Inc. REIT[1]	650	57,447
Total Financial		2,520,873
Stamps.com, Inc.*	1,155	217,140
World Wrestling Entertainment, Inc. — Class A	5,916	180,911
QuinStreet, Inc.*	15,590	130,644
CalAmp Corp.*	5,610	120,223
XO Group, Inc.*	6,340	117,037
Vonage Holdings Corp.*	7,500	76,275
Shutterstock, Inc.*	1,446	62,221
Cogent Communications Holdings, Inc.	1,030	46,659
Total Communications		951,110
Basic Materials - 1.7%
Kraton Corp.*	3,572	172,063
Koppers Holdings, Inc.*	2,710	137,939
Ingevity Corp.*	620	43,692
Total Basic Materials		353,694
Total Common Stocks
(Cost $18,009,382)		21,238,227

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$8,400	8,400
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	4,483	4,483
Total Repurchase Agreements
(Cost $12,883)		12,883

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	1,160,247	1,160,247
Total Securities Lending Collateral
(Cost $1,160,247)		1,160,247
Total Investments - 105.0%
(Cost $19,182,512)		$22,411,357
Other Assets & Liabilities, net - (5.0)%		(1,072,091)
Total Net Assets - 100.0%		$21,339,266

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,238,227	$—	$—	$21,238,227
Repurchase Agreements	—	12,883	—	12,883
Securities Lending Collateral	1,160,247	—	—	1,160,247
Total Assets	$22,398,474	$12,883	$—	$22,411,357

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 36.5%
Finish Line, Inc. — Class A1	15,728	$228,528
Barnes & Noble Education, Inc.*	23,392	192,750
Big 5 Sporting Goods Corp.[1]	24,573	186,755
Barnes & Noble, Inc.	25,527	171,031
Perry Ellis International, Inc.*	6,746	168,920
ScanSource, Inc.*	4,704	168,403
Veritiv Corp.*	5,350	154,615
Hibbett Sports, Inc.*,1	7,450	151,980
Abercrombie & Fitch Co. — Class A	8,347	145,488
Superior Industries International, Inc.	9,785	145,307
American Axle & Manufacturing Holdings, Inc.*	8,383	142,763
Biglari Holdings, Inc.*	340	140,896
Shoe Carnival, Inc.	5,265	140,839
Cato Corp. — Class A	8,817	140,367
Sonic Automotive, Inc. — Class A	7,077	130,571
Anixter International, Inc.*	1,716	130,416
Express, Inc.*	12,462	126,489
M/I Homes, Inc.*	3,604	123,978
Group 1 Automotive, Inc.	1,580	112,133
Genesco, Inc.*	3,362	109,265
Kirkland's, Inc.*	9,080	108,642
EZCORP, Inc. — Class A*	8,654	105,579
Chico's FAS, Inc.	11,660	102,841
J.C. Penney Company, Inc.*	31,606	99,875
Vera Bradley, Inc.*	8,150	99,267
G-III Apparel Group Ltd.*	2,633	97,131
MarineMax, Inc.*	5,100	96,390
Regis Corp.*	6,205	95,309
Red Robin Gourmet Burgers, Inc.*	1,626	91,706
Caleres, Inc.	2,611	87,416
Guess?, Inc.[1]	4,637	78,272
Zumiez, Inc.*	3,721	77,490
Francesca's Holdings Corp.*	10,440	76,316
Asbury Automotive Group, Inc.*	1,180	75,520
Core-Mark Holding Company, Inc.	2,381	75,192
Haverty Furniture Companies, Inc.	3,198	72,435
DSW, Inc. — Class A	3,350	71,723
Vitamin Shoppe, Inc.*	14,148	62,251
Fossil Group, Inc.*,1	7,785	60,490
Ascena Retail Group, Inc.*	25,714	60,428
Titan International, Inc.	4,370	56,286
Essendant, Inc.	5,759	53,386
Cooper-Standard Holdings, Inc.*	426	52,185
Vista Outdoor, Inc.*	3,530	51,432
Fred's, Inc. — Class A	12,565	50,888
Movado Group, Inc.	1,448	46,626
Daktronics, Inc.	4,980	45,467
El Pollo Loco Holdings, Inc.*	4,170	41,283
Unifi, Inc.*	999	35,834
Standard Motor Products, Inc.	740	33,233
Total Consumer, Cyclical		5,172,387
Industrial - 16.9%
Olympic Steel, Inc.	8,825	189,649
Roadrunner Transportation Systems, Inc.*	21,213	163,552
Orion Group Holdings, Inc.*	17,820	139,531
Sanmina Corp.*	4,201	138,633
Atlas Air Worldwide Holdings, Inc.*	2,106	123,517
Benchmark Electronics, Inc.*	4,004	116,517
ArcBest Corp.	3,109	111,147
DXP Enterprises, Inc.*	3,289	97,256
Greenbrier Companies, Inc.	1,822	97,113
Boise Cascade Co.	2,430	96,957
MYR Group, Inc.*	2,620	93,612
Hub Group, Inc. — Class A*	1,875	89,813
Echo Global Logistics, Inc.*	3,138	87,864
TimkenSteel Corp.*	5,731	87,054
Powell Industries, Inc.	2,948	84,460
Briggs & Stratton Corp.	2,966	75,247
Tredegar Corp.	3,650	70,080
Triumph Group, Inc.	2,450	66,640
Matson, Inc.	2,130	63,559
Bel Fuse, Inc. — Class B	2,470	62,182
AAR Corp.	1,449	56,931
Encore Wire Corp.	1,159	56,385
Fabrinet*	1,950	55,965
Haynes International, Inc.	1,600	51,280
KapStone Paper and Packaging Corp.	2,073	47,036
Plexus Corp.*	689	41,836
Aegion Corp. — Class A*	1,262	32,093
Total Industrial		2,395,909
Consumer, Non-cyclical - 11.6%
Kelly Services, Inc. — Class A	6,092	166,129
Seneca Foods Corp. — Class A*	4,963	152,612
Andersons, Inc.	3,923	122,201
Magellan Health, Inc.*	1,200	115,860
Universal Corp.	2,103	110,408
Diplomat Pharmacy, Inc.*	5,160	103,561
SpartanNash Co.	3,760	100,317
SUPERVALU, Inc.*	4,511	97,438
TrueBlue, Inc.*	3,363	92,482
LSC Communications, Inc.	6,051	91,673
Team, Inc.*	5,632	83,917
ABM Industries, Inc.	1,880	70,914
Navigant Consulting, Inc.*	3,400	65,994
Community Health Systems, Inc.*	12,847	54,728
FTI Consulting, Inc.*	1,170	50,263
Cross Country Healthcare, Inc.*	3,860	49,254
Invacare Corp.	2,602	43,844
Resources Connection, Inc.	2,161	33,387
AngioDynamics, Inc.*	1,870	31,098
Total Consumer, Non-cyclical		1,636,080
Financial - 10.8%
Stewart Information Services Corp.	2,921	123,558
INTL FCStone, Inc.*	2,689	114,363
CBL & Associates Properties, Inc. REIT[1]	19,540	110,596
American Equity Investment Life Holding Co.	3,469	106,602
Hersha Hospitality Trust REIT	5,060	88,044

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 10.8% (continued)
OFG Bancorp	9,322	$87,627
Maiden Holdings Ltd.	11,945	78,837
First BanCorp*,1	14,750	75,225
Enova International, Inc.*	4,355	66,196
ARMOUR Residential REIT, Inc.	2,520	64,814
Invesco Mortgage Capital, Inc. REIT	3,620	64,545
Infinity Property & Casualty Corp.	558	59,148
Apollo Commercial Real Estate Finance, Inc. REIT	3,140	57,933
Navigators Group, Inc.	1,130	55,031
Capstead Mortgage Corp. REIT	6,117	52,912
United Fire Group, Inc.	1,139	51,916
HomeStreet, Inc.*	1,630	47,188
World Acceptance Corp.*	565	45,607
Opus Bank*	1,627	44,417
Kite Realty Group Trust REIT	1,940	38,024
United Insurance Holdings Corp.	1,979	34,138
DiamondRock Hospitality Co. REIT	3,020	34,096
Horace Mann Educators Corp.	716	31,576
Total Financial		1,532,393
Energy - 9.2%
Green Plains, Inc.	10,832	182,519
Cloud Peak Energy, Inc.*	38,084	169,474
Matrix Service Co.*	6,773	120,560
McDermott International, Inc.*	15,490	101,924
Par Pacific Holdings, Inc.*	5,130	98,906
Flotek Industries, Inc.*	19,585	91,266
Unit Corp.*	3,790	83,380
Pioneer Energy Services Corp.*	25,980	79,239
Archrock, Inc.	6,570	68,985
SunCoke Energy, Inc.*	4,391	52,648
Bristow Group, Inc.	3,714	50,028
Gulf Island Fabrication, Inc.	3,716	49,887
Helix Energy Solutions Group, Inc.*	5,800	43,732
Oil States International, Inc.*	1,490	42,167
Newpark Resources, Inc.*	4,140	35,604
REX American Resources Corp.*	380	31,460
Total Energy		1,301,779
Communications - 5.9%
DHI Group, Inc.*	106,840	202,996
Gannett Company, Inc.	10,488	121,556
Comtech Telecommunications Corp.	3,940	87,153
Time, Inc.	4,186	77,231
Scholastic Corp.	1,827	73,281
Iridium Communications, Inc.*	5,933	70,009
New Media Investment Group, Inc.	3,716	62,355
FTD Companies, Inc.*	7,197	51,746
Spok Holdings, Inc.	2,803	43,867
Frontier Communications Corp.	5,930	40,087
Total Communications		830,281
Technology - 5.3%
Super Micro Computer, Inc.*	6,660	139,361
Insight Enterprises, Inc.*	3,266	125,055
Engility Holdings, Inc.*	3,350	95,039
Digi International, Inc.*	8,026	76,648
Photronics, Inc.*	8,125	69,266
CACI International, Inc. — Class A*	455	60,219
Sykes Enterprises, Inc.*	1,730	54,409
Synchronoss Technologies, Inc.*	5,280	47,203
Veeco Instruments, Inc.*	3,040	45,144
ManTech International Corp. — Class A	650	32,624
Total Technology		744,968
Basic Materials - 3.4%
Aceto Corp.	13,880	143,380
Clearwater Paper Corp.*	2,359	107,099
PH Glatfelter Co.	4,642	99,524
AK Steel Holding Corp.*	8,600	48,676
Hawkins, Inc.	1,288	45,338
A. Schulman, Inc.	900	33,525
Total Basic Materials		477,542
Total Common Stocks
(Cost $13,155,293)		14,091,339

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$52,742	52,742
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	28,148	28,148
Total Repurchase Agreements
(Cost $80,890)		80,890

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	607,972	607,972
Total Securities Lending Collateral
(Cost $607,972)		607,972
Total Investments - 104.5%
(Cost $13,844,155)		$14,780,201
Other Assets & Liabilities, net - (4.5)%		(631,553)
Total Net Assets - 100.0%		$14,148,648

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,091,339	$—	$—	$14,091,339
Repurchase Agreements	—	80,890	—	80,890
Securities Lending Collateral	607,972	—	—	607,972
Total Assets	$14,699,311	$80,890	$—	$14,780,201

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 22.9%
Guggenheim Strategy Fund II1	70,094	$1,753,056
Guggenheim Strategy Fund I1	23,971	600,708
Total Mutual Funds
(Cost $2,335,172)		2,353,764

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 35.8%
Federal Home Loan Bank[2]
1.06% due 01/02/18[3,4]	$2,900,000	2,899,900
1.75% due 12/03/18[3,4]	800,000	786,898
Total Federal Agency Discount Notes
(Cost $3,686,833)		3,686,798

U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bills
1.31% due 04/19/18[3,4,5]	400,000	398,341
Total U.S. Treasury Bills
(Cost $398,410)		398,341

REPURCHASE AGREEMENTS††,6 - 39.1%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[7]	2,621,688	2,621,688
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[7]	1,399,202	1,399,202
Total Repurchase Agreements
(Cost $4,020,890)		4,020,890
Total Investments - 101.7%
(Cost $10,441,305)		$10,459,793
Other Assets & Liabilities, net - (1.7)%		(171,466)
Total Net Assets - 100.0%		$10,288,327

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	186	Mar 2018	$17,111,070	$(188,854)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	—	At Maturity	03/14/18	37,684	$3,468,499	$(51,455)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2017.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2017.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$3,686,798	$—	$—	$3,686,798
Mutual Funds	2,353,764	—	—	—	—	2,353,764
Repurchase Agreements	—	—	4,020,890	—	—	4,020,890
U.S. Treasury Bills	—	—	398,341	—	—	398,341
Total Assets	$2,353,764	$—	$8,106,029	$—	$—	$10,459,793

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$188,854	$—	$—	$—	$188,854
Currency Index Swap Agreements	—	—	—	51,455	—	51,455
Total Liabilities	$—	$188,854	$—	$51,455	$—	$240,309

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$600,468	$—	$—	$—	$240	$600,708	23,971	$9,568	$228
Guggenheim Strategy Fund II	1,752,355	—	—	—	701	1,753,056	70,094	32,920	$937
	$2,352,823	$—	$—	$—	$941	$2,353,764		$42,488	$1,165

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 23.7%
Microsoft Corp.	34,095	$2,916,486
Oracle Corp.	32,548	1,538,869
Adobe Systems, Inc.*	6,144	1,076,675
salesforce.com, Inc.*	9,588	980,181
VMware, Inc. — Class A*,1	6,668	835,634
Activision Blizzard, Inc.	12,602	797,959
Intuit, Inc.	4,731	746,457
NetEase, Inc. ADR	2,070	714,295
Fidelity National Information Services, Inc.	6,883	647,621
Electronic Arts, Inc.*	6,161	647,275
Fiserv, Inc.*	4,556	597,428
Paychex, Inc.	8,384	570,783
ServiceNow, Inc.*	4,350	567,196
Autodesk, Inc.*	5,267	552,140
Momo, Inc. ADR*	22,380	547,862
Red Hat, Inc.*	4,289	515,109
Workday, Inc. — Class A*	4,890	497,509
First Data Corp. — Class A*	27,225	454,930
Citrix Systems, Inc.*	4,848	426,624
CA, Inc.	12,753	424,420
ANSYS, Inc.*	2,810	414,728
Take-Two Interactive Software, Inc.*	3,754	412,114
Akamai Technologies, Inc.*	6,292	409,232
Synopsys, Inc.*	4,800	409,152
Splunk, Inc.*	4,770	395,147
Cadence Design Systems, Inc.*	9,295	388,717
Broadridge Financial Solutions, Inc.	4,205	380,889
CDK Global, Inc.	5,139	366,308
Jack Henry & Associates, Inc.	2,972	347,605
SS&C Technologies Holdings, Inc.	8,100	327,888
Ultimate Software Group, Inc.*,1	1,424	310,759
PTC, Inc.*	5,053	307,071
Tableau Software, Inc. — Class A*	3,850	266,420
Aspen Technology, Inc.*	3,800	251,560
Nuance Communications, Inc.*	15,070	246,394
Manhattan Associates, Inc.*	4,555	225,655
RealPage, Inc.*	5,020	222,386
j2 Global, Inc.	2,863	214,811
CommVault Systems, Inc.*	3,430	180,075
Twilio, Inc. — Class A*,1	7,110	167,796
Cornerstone OnDemand, Inc.*	4,650	164,284
BroadSoft, Inc.*	2,800	153,720
Total Software		22,618,164
Semiconductors - 19.4%
Intel Corp.	37,217	1,717,937
NVIDIA Corp.	6,396	1,237,626
Texas Instruments, Inc.	11,546	1,205,864
Broadcom Ltd.	4,554	1,169,923
QUALCOMM, Inc.	17,286	1,106,650
Applied Materials, Inc.	16,590	848,081
Micron Technology, Inc.*	18,755	771,206
Analog Devices, Inc.	7,561	673,156
NXP Semiconductor N.V.*	5,617	657,695
Lam Research Corp.	3,466	637,987
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,051	596,772
Marvell Technology Group Ltd.	26,689	573,013
ASML Holding N.V. — Class G	3,100	538,842
Microchip Technology, Inc.	6,016	528,686
Skyworks Solutions, Inc.	5,038	478,358
Xilinx, Inc.	7,043	474,839
KLA-Tencor Corp.	4,448	467,351
Maxim Integrated Products, Inc.	8,473	442,968
Advanced Micro Devices, Inc.*,1	34,877	358,536
IPG Photonics Corp.*	1,655	354,385
ON Semiconductor Corp.*	16,711	349,928
Teradyne, Inc.	8,098	339,063
Qorvo, Inc.*	4,998	332,867
Microsemi Corp.*	5,531	285,676
Cavium, Inc.*	3,310	277,477
MKS Instruments, Inc.	2,825	266,963
Cypress Semiconductor Corp.	16,958	258,440
Monolithic Power Systems, Inc.	2,220	249,439
Entegris, Inc.	7,920	241,164
Integrated Device Technology, Inc.*	7,658	227,672
Cirrus Logic, Inc.*	4,161	215,789
Silicon Laboratories, Inc.*	2,310	203,973
MACOM Technology Solutions Holdings, Inc.*,1	5,300	172,462
Ambarella, Inc.*,1	2,735	160,681
Synaptics, Inc.*	3,552	141,867
Total Semiconductors		18,563,336
Internet - 18.4%
Alphabet, Inc. — Class A*	2,911	3,066,447
Facebook, Inc. — Class A*	14,521	2,562,376
Alibaba Group Holding Ltd. ADR*	8,573	1,478,242
Baidu, Inc. ADR*	4,267	999,374
eBay, Inc.*	19,346	730,118
MercadoLibre, Inc.	1,983	623,971
Weibo Corp. ADR*	5,524	571,513
YY, Inc. ADR*	5,000	565,300
SINA Corp.*	5,467	548,395
Shopify, Inc. — Class A*	5,340	539,340
Twitter, Inc.*	20,433	490,596
Symantec Corp.	16,251	456,003
Snap, Inc. — Class A*,1	29,970	437,862
Palo Alto Networks, Inc.*	2,918	422,935
VeriSign, Inc.*	3,384	387,265
CDW Corp.	5,388	374,412
IAC/InterActiveCorp*	3,050	372,954
Match Group, Inc.*,1	11,100	347,541
GoDaddy, Inc. — Class A*	6,760	339,893
F5 Networks, Inc.*	2,538	333,036
Zillow Group, Inc. — Class C*	7,818	319,913
GrubHub, Inc.*	4,010	287,918
Stamps.com, Inc.*	1,258	236,504
Proofpoint, Inc.*	2,620	232,682
Yelp, Inc. — Class A*	5,172	217,017
FireEye, Inc.*	13,180	187,156
Etsy, Inc.*	8,900	182,005
Trade Desk, Inc. — Class A*,1	3,300	150,909

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Internet - 18.4% (continued)
Pandora Media, Inc.*,1	24,974	$120,375
Total Internet		17,582,052
Computers - 13.6%
Apple, Inc.	19,762	3,344,323
International Business Machines Corp.	8,908	1,366,665
Cognizant Technology Solutions Corp. — Class A	10,286	730,512
HP, Inc.	31,855	669,273
Accenture plc — Class A	4,187	640,988
DXC Technology Co.	6,356	603,184
Western Digital Corp.	7,048	560,527
Check Point Software Technologies Ltd.*	5,280	547,114
Infosys Ltd. ADR	33,455	542,640
Hewlett Packard Enterprise Co.	37,483	538,256
NetApp, Inc.	7,751	428,785
Seagate Technology plc[1]	9,843	411,831
Leidos Holdings, Inc.	5,574	359,913
Amdocs Ltd.	5,470	358,176
Fortinet, Inc.*	7,443	325,185
Nutanix, Inc. — Class A*	7,630	269,186
CSRA, Inc.	8,630	258,210
Teradata Corp.*	6,445	247,875
NCR Corp.*	7,131	242,383
NetScout Systems, Inc.*	6,338	192,992
Lumentum Holdings, Inc.*,1	3,772	184,451
Electronics for Imaging, Inc.*	4,600	135,838
Total Computers		12,958,307
Commercial Services - 6.3%
PayPal Holdings, Inc.*	14,527	1,069,478
Automatic Data Processing, Inc.	7,069	828,416
FleetCor Technologies, Inc.*	2,550	490,697
Global Payments, Inc.	4,631	464,211
Total System Services, Inc.	5,693	450,259
Vantiv, Inc. — Class A*	5,620	413,351
Square, Inc. — Class A*	11,650	403,906
Gartner, Inc.*	3,175	391,001
Western Union Co.	17,424	331,230
CoStar Group, Inc.*	1,100	326,645
WEX, Inc.*	2,090	295,171
Sabre Corp.	13,680	280,440
Euronet Worldwide, Inc.*	2,760	232,585
Total Commercial Services		5,977,390
Electronics - 5.7%
Corning, Inc.	18,586	594,566
Amphenol Corp. — Class A	6,741	591,860
TE Connectivity Ltd.	5,661	538,021
Trimble, Inc.*	9,111	370,271
Flex Ltd.*	19,397	348,952
Keysight Technologies, Inc.*	7,800	324,480
Arrow Electronics, Inc.*	3,891	312,875
Coherent, Inc.*	1,100	310,442
FLIR Systems, Inc.	6,390	297,902
National Instruments Corp.	6,500	270,595
Avnet, Inc.	6,359	251,944
Jabil, Inc.	9,084	238,455
Tech Data Corp.*	2,353	230,523
Vishay Intertechnology, Inc.	9,700	201,275
II-VI, Inc.*	4,159	195,265
Sanmina Corp.*	5,640	186,120
KEMET Corp.*	7,100	106,926
Applied Optoelectronics, Inc.*,1	2,503	94,664
Total Electronics		5,465,136
Telecommunications - 5.3%
Cisco Systems, Inc.	41,091	1,573,785
Arista Networks, Inc.*	2,090	492,362
Motorola Solutions, Inc.	4,821	435,529
Juniper Networks, Inc.	13,281	378,509
CommScope Holding Company, Inc.*	8,077	305,553
Ubiquiti Networks, Inc.*,1	4,133	293,526
LogMeIn, Inc.	2,428	278,006
ViaSat, Inc.*,1	3,340	249,999
ARRIS International plc*	9,268	238,095
Ciena Corp.*	9,186	192,263
Finisar Corp.*	8,462	172,202
NETGEAR, Inc.*	2,832	166,380
Viavi Solutions, Inc.*	18,476	161,480
Oclaro, Inc.*,1	17,411	117,350
Total Telecommunications		5,055,039
Diversified Financial Services - 4.2%
Visa, Inc. — Class A	15,391	1,754,882
Mastercard, Inc. — Class A	9,650	1,460,624
Alliance Data Systems Corp.	1,739	440,801
Ellie Mae, Inc.*	2,280	203,832
Blackhawk Network Holdings, Inc.*	4,600	163,990
Total Diversified Financial Services		4,024,129
Electrical Components & Equipment - 0.8%
Universal Display Corp.	1,950	336,668
Littelfuse, Inc.	1,287	254,594
Advanced Energy Industries, Inc.*	2,778	187,459
Total Electrical Components & Equipment		778,721
Machinery-Diversified - 0.7%
Cognex Corp.	6,080	371,853
Zebra Technologies Corp. — Class A*	2,544	264,067
Total Machinery-Diversified		635,920
Aerospace & Defense - 0.5%
Harris Corp.	3,376	478,210
Office & Business Equipment - 0.3%
Xerox Corp.	10,751	313,392
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	4,461	301,207
Building Materials - 0.2%
Cree, Inc.*	6,156	228,634
Total Common Stocks
(Cost $77,888,118)		94,979,637

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$456,021	$456,021
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	243,380	243,380
Total Repurchase Agreements
(Cost $699,401)		699,401

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	3,115,136	3,115,136
Total Securities Lending Collateral
(Cost $3,115,136)		3,115,136
Total Investments - 103.4%
(Cost $81,702,655)		$98,794,174
Other Assets & Liabilities, net - (3.4)%		(3,262,641)
Total Net Assets - 100.0%		$95,531,533

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,979,637	$—	$—	$94,979,637
Repurchase Agreements	—	699,401	—	699,401
Securities Lending Collateral	3,115,136	—	—	3,115,136
Total Assets	$98,094,773	$699,401	$—	$98,794,174

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 100.2%
Telecommunications - 75.4%
AT&T, Inc.	9,140	$355,363
Verizon Communications, Inc.	6,255	331,077
Cisco Systems, Inc.	8,068	309,004
T-Mobile US, Inc.*	2,569	163,157
Sprint Corp.*	19,260	113,441
Arista Networks, Inc.*	405	95,410
CenturyLink, Inc.	5,605	93,492
Motorola Solutions, Inc.	942	85,100
Juniper Networks, Inc.	2,581	73,559
Zayo Group Holdings, Inc.*	1,857	68,338
Vodafone Group plc ADR	1,927	61,471
CommScope Holding Company, Inc.*	1,572	59,469
Ubiquiti Networks, Inc.*,1	815	57,881
EchoStar Corp. — Class A*	899	53,850
ViaSat, Inc.*,1	647	48,428
America Movil SAB de CV — Class L ADR	2,795	47,934
ARRIS International plc*	1,787	45,908
China Mobile Ltd. ADR	888	44,880
BCE, Inc.	873	41,913
Telephone & Data Systems, Inc.	1,428	39,698
Ciena Corp.*	1,783	37,318
InterDigital, Inc.	484	36,857
Vonage Holdings Corp.*	3,414	34,720
Straight Path Communications, Inc. — Class B*	187	33,995
Finisar Corp.*	1,637	33,313
NETGEAR, Inc.*	548	32,195
Viavi Solutions, Inc.*	3,586	31,342
Shenandoah Telecommunications Co.	835	28,223
Extreme Networks, Inc.*	2,128	26,643
Acacia Communications, Inc.*,1	678	24,564
Iridium Communications, Inc.*	2,033	23,989
Oclaro, Inc.*	3,382	22,795
Infinera Corp.*	3,246	20,547
ADTRAN, Inc.	1,054	20,395
ORBCOMM, Inc.*	1,934	19,688
Consolidated Communications Holdings, Inc.	1,605	19,565
Frontier Communications Corp.	1,953	13,202
Total Telecommunications		2,648,724
REITS - 7.0%
Crown Castle International Corp.	1,351	149,974
SBA Communications Corp.*	594	97,036
Total REITS		247,010
Internet - 6.4%
Palo Alto Networks, Inc.*	567	82,181
F5 Networks, Inc.*	486	63,773
Cogent Communications Holdings, Inc.	703	31,846
8x8, Inc.*	1,833	25,845
Boingo Wireless, Inc.*	952	21,420
Total Internet		225,065
Semiconductors - 6.2%
QUALCOMM, Inc.	3,369	215,683
Aerospace & Defense - 2.6%
Harris Corp.	651	92,214
Computers - 2.1%
NetScout Systems, Inc.*	1,230	37,454
Lumentum Holdings, Inc.*	736	35,990
Total Computers		73,444
Electronics - 0.5%
Applied Optoelectronics, Inc.*,1	480	18,154
Total Common Stocks
(Cost $2,964,719)		3,520,294

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$21,032	21,032
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	11,225	11,225
Total Repurchase Agreements
(Cost $32,257)		32,257

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	110,416	110,416
Total Securities Lending Collateral
(Cost $110,416)		110,416
Total Investments - 104.2%
(Cost $3,107,392)		$3,662,967
Other Assets & Liabilities, net - (4.2)%		(147,653)
Total Net Assets - 100.0%		$3,515,314

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,520,294	$—	$—	$3,520,294
Repurchase Agreements	—	32,257	—	32,257
Securities Lending Collateral	110,416	—	—	110,416
Total Assets	$3,630,710	$32,257	$—	$3,662,967

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 42.7%
Union Pacific Corp.	23,179	$3,108,304
United Parcel Service, Inc. — Class B	25,518	3,040,470
FedEx Corp.	10,026	2,501,888
CSX Corp.	37,043	2,037,735
Norfolk Southern Corp.	13,396	1,941,080
XPO Logistics, Inc.*	11,882	1,088,272
J.B. Hunt Transport Services, Inc.	9,379	1,078,397
CH Robinson Worldwide, Inc.	11,856	1,056,251
Expeditors International of Washington, Inc.	15,744	1,018,479
Old Dominion Freight Line, Inc.	7,638	1,004,779
Kansas City Southern	9,203	968,340
Canadian Pacific Railway Ltd.	4,967	907,769
Canadian National Railway Co.	10,830	893,475
Knight-Swift Transportation Holdings, Inc.	19,358	846,332
ZTO Express Cayman, Inc. ADR*	49,200	779,820
Schneider National, Inc. — Class B	24,420	697,435
Genesee & Wyoming, Inc. — Class A*	8,531	671,646
Ryder System, Inc.	7,588	638,682
Landstar System, Inc.	6,102	635,218
Kirby Corp.*	9,120	609,216
Werner Enterprises, Inc.	13,157	508,518
Heartland Express, Inc.[1]	18,362	428,569
Saia, Inc.*	5,850	413,888
Hub Group, Inc. — Class A*	8,080	387,032
Forward Air Corp.	6,737	386,973
Atlas Air Worldwide Holdings, Inc.*	6,383	374,363
Air Transport Services Group, Inc.*	15,200	351,728
ArcBest Corp.	7,894	282,211
Echo Global Logistics, Inc.*	9,400	263,200
Total Transportation		28,920,070
Airlines - 17.4%
Delta Air Lines, Inc.	33,740	1,889,440
Southwest Airlines Co.	28,824	1,886,531
American Airlines Group, Inc.	28,680	1,492,220
United Continental Holdings, Inc.*	20,326	1,369,972
Alaska Air Group, Inc.	12,617	927,476
JetBlue Airways Corp.*	35,682	797,136
Copa Holdings S.A. — Class A	5,690	762,801
Ryanair Holdings plc ADR*	6,824	710,993
Spirit Airlines, Inc.*	12,134	544,210
Allegiant Travel Co. — Class A	3,193	494,117
SkyWest, Inc.	9,122	484,378
Hawaiian Holdings, Inc.	10,855	432,572
Total Airlines		11,791,846
Auto Parts & Equipment - 16.4%
Aptiv plc	15,389	1,305,449
Lear Corp.	5,898	1,041,941
BorgWarner, Inc.	18,730	956,916
Goodyear Tire & Rubber Co.	26,496	856,086
Magna International, Inc.	14,630	829,082
Autoliv, Inc.[1]	6,345	806,323
Adient plc	10,103	795,106
Delphi Technologies plc*	14,730	772,866
Dana, Inc.	20,102	643,465
Visteon Corp.*	4,671	584,529
Tenneco, Inc.	9,018	527,914
Cooper-Standard Holdings, Inc.*	3,645	446,512
Dorman Products, Inc.*	6,911	422,538
American Axle & Manufacturing Holdings, Inc.*	23,984	408,447
Cooper Tire & Rubber Co.	11,505	406,702
Gentherm, Inc.*	9,994	317,309
Total Auto Parts & Equipment		11,121,185
Auto Manufacturers - 13.1%
General Motors Co.	55,164	2,261,172
Ford Motor Co.	167,151	2,087,716
Tesla, Inc.*,1	6,671	2,077,016
Tata Motors Ltd. ADR*	25,431	841,003
Ferrari N.V.	7,746	812,091
Fiat Chrysler Automobiles N.V.*	45,362	809,258
Total Auto Manufacturers		8,888,256
Commercial Services - 3.6%
AMERCO	2,080	786,053
Macquarie Infrastructure Corp.	10,732	688,994
Avis Budget Group, Inc.*	13,149	576,978
Hertz Global Holdings, Inc.*,1	18,048	398,861
Total Commercial Services		2,450,886
Leisure Time - 2.7%
Harley-Davidson, Inc.[1]	17,263	878,341
LCI Industries	4,330	562,900
Fox Factory Holding Corp.*	9,150	355,478
Total Leisure Time		1,796,719
Home Builders - 1.9%
Thor Industries, Inc.	5,643	850,513
Winnebago Industries, Inc.	7,250	403,100
Total Home Builders		1,253,613
Electronics - 1.1%
Gentex Corp.	35,043	734,151
Internet - 0.7%
Cars.com, Inc.*,1	15,380	443,559
Total Common Stocks
(Cost $57,285,455)		67,400,285

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	$201,128	201,128
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	107,343	107,343
Total Repurchase Agreements
(Cost $308,471)		308,471

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[4]	3,486,142	$3,486,142
Total Securities Lending Collateral
(Cost $3,486,142)		3,486,142
Total Investments - 105.3%
(Cost $61,080,068)		$71,194,898
Other Assets & Liabilities, net - (5.3)%		(3,553,859)
Total Net Assets - 100.0%		$67,641,039

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of December 31, 2017. ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$67,400,285	$—	$—	$67,400,285
Repurchase Agreements	—	308,471	—	308,471
Securities Lending Collateral	3,486,142	—	—	3,486,142
Total Assets	$70,886,427	$308,471	$—	$71,194,898

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 51.6%
Federal Home Loan Bank[1]
1.40% (1 Month USD LIBOR - 0.15%) due 03/23/18[2]	$61,000,000	$61,000,000
1.39% (1 Month USD LIBOR - 0.14%) due 08/22/18[2]	45,000,000	45,000,000
1.40% (1 Month USD LIBOR - 0.15%) due 04/26/18[2]	30,000,000	29,999,608
1.42% (1 Month USD LIBOR - 0.13%) due 06/25/18[2]	27,000,000	27,000,000
1.35% (1 Month USD LIBOR - 0.16%) due 01/19/18[2]	10,000,000	10,000,000
1.42% (1 Month USD LIBOR - 0.13%) due 11/23/18[2]	9,000,000	9,000,000
1.30% (3 Month USD LIBOR - 0.16%) due 02/26/18[2]	5,625,000	5,624,870
1.45% (3 Month USD LIBOR - 0.22%) due 03/26/18[2]	3,500,000	3,499,591
1.30% (3 Month USD LIBOR - 0.07%) due 01/26/18[2]	3,400,000	3,400,054
1.00% due 03/29/18	3,000,000	2,996,723
1.44% (3 Month USD LIBOR - 0.19%) due 02/22/18[2]	2,500,000	2,500,339
1.47% (1 Month USD LIBOR - 0.08%) due 07/23/18[2]	1,500,000	1,500,518
1.42% (3 Month USD LIBOR - 0.17%) due 03/16/18[2]	1,260,000	1,260,060
0.88% due 03/19/18	1,200,000	1,198,678
1.12% (3 Month USD LIBOR - 0.22%) due 04/06/18[2]	1,000,000	999,946
0.70% due 01/12/18	550,000	549,909
1.37% due 03/09/18	460,000	460,017
Total Federal Home Loan Bank		205,990,313
Federal Farm Credit Bank[1]
1.64% (U.S. Prime Rate - 2.85%) due 08/10/18[2]	13,500,000	13,523,260
1.62% (3 Month USD LIBOR - 0.05%) due 03/26/18[2]	10,000,000	10,003,889
1.54% (U.S. Prime Rate - 2.96%) due 05/11/18[2]	5,000,000	5,003,468
0.78% due 07/05/18	5,000,000	4,979,370
1.59% (U.S. Prime Rate - 2.90%) due 05/14/18[2]	3,000,000	3,002,799
1.57% (3 Month USD LIBOR - 0.03%) due 09/18/18[2]	2,000,000	2,002,050
1.71% (1 Month USD LIBOR - 0.16%) due 03/26/18[2]	1,210,000	1,210,894
Total Federal Farm Credit Bank		39,725,730
Freddie Mac[3]
4.87% due 06/13/18	1,000,000	1,014,761
0.87% due 03/07/18	985,000	984,353
Total Freddie Mac		1,999,114
Total Federal Agency Notes
(Cost $247,715,157)		247,715,157

U.S. TREASURY BILLS†† - 29.9%
U.S. Treasury Bills
1.22% due 03/22/18[4,5]	57,000,000	56,840,639
1.30% due 03/22/18[4,5]	30,000,000	29,916,126
1.42% due 06/14/18[4,5]	22,500,000	22,349,837
1.44% due 06/14/18[4,5]	22,500,000	22,349,837
1.16% due 03/22/18[4,5]	12,500,000	12,465,052
Total U.S. Treasury Bills
(Cost $143,921,491)		143,921,491

FEDERAL AGENCY DISCOUNT NOTES†† - 12.5%
Federal Home Loan Bank[1]
1.06% due 01/02/18[4,5]	28,700,000	28,699,012
1.17% due 03/19/18[4,5]	10,000,000	9,974,761
1.67% due 12/04/18[4,5]	8,500,000	8,367,119
1.26% due 01/05/18[4,5]	5,007,000	5,006,296
1.24% due 01/09/18[4,5]	2,100,000	2,099,421
1.29% due 02/07/18[4,5]	1,800,000	1,797,614
1.29% due 02/05/18[4,5]	1,700,000	1,697,868
1.29% due 02/02/18[4,5]	1,600,000	1,598,165
1.78% due 12/03/18[4,5]	700,000	688,371
Total Federal Agency Discount Notes
(Cost $59,928,627)		59,928,627

REPURCHASE AGREEMENTS††,6 - 16.2%
JP Morgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18	50,576,786	50,576,786
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18	26,992,980	26,992,980
Total Repurchase Agreements
(Cost $77,569,766)		77,569,766
Total Investments - 110.2%
(Cost $529,135,041)		$529,135,041
Other Assets & Liabilities, net - (10.2)%		(48,929,898)
Total Net Assets - 100.0%		$480,205,143

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4. LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$59,928,627	$—	$59,928,627
Federal Agency Notes	—	247,715,157	—	247,715,157
Repurchase Agreements	—	77,569,766	—	77,569,766
U.S. Treasury Bills	—	143,921,491	—	143,921,491
Total Assets	$—	$506,785,204	$—	$529,135,041

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 80.2%
NextEra Energy, Inc.	9,724	$1,518,654
Duke Energy Corp.	15,912	1,338,358
Dominion Energy, Inc.	15,637	1,267,535
Southern Co.	24,755	1,190,468
Exelon Corp.	26,826	1,057,213
American Electric Power Company, Inc.	14,297	1,051,830
Public Service Enterprise Group, Inc.	17,522	902,383
Consolidated Edison, Inc.	10,492	891,296
Xcel Energy, Inc.	17,756	854,241
WEC Energy Group, Inc.	12,074	802,076
PG&E Corp.	17,489	784,032
Eversource Energy	12,395	783,116
PPL Corp.	25,213	780,342
DTE Energy Co.	6,974	763,374
Edison International	11,872	750,785
Avangrid, Inc.	13,685	692,187
Entergy Corp.	8,179	665,689
Ameren Corp.	11,020	650,070
CMS Energy Corp.	13,414	634,482
FirstEnergy Corp.	20,653	632,395
CenterPoint Energy, Inc.	21,916	621,538
Alliant Energy Corp.	12,810	545,834
Pinnacle West Capital Corp.	6,213	529,223
NRG Energy, Inc.	18,392	523,804
Vistra Energy Corp.*	27,438	502,664
Westar Energy, Inc.	9,051	477,893
AES Corp.	43,964	476,130
Great Plains Energy, Inc.	14,085	454,100
OGE Energy Corp.	13,600	447,576
SCANA Corp.	10,803	429,743
Calpine Corp.*	27,691	418,965
MDU Resources Group, Inc.	15,018	403,684
IDACORP, Inc.	4,100	374,576
Hawaiian Electric Industries, Inc.	9,604	347,185
Portland General Electric Co.	7,585	345,724
ALLETE, Inc.	4,564	339,379
NRG Yield, Inc. — Class C	17,608	332,791
Avista Corp.	6,280	323,357
Black Hills Corp.	5,341	321,048
PNM Resources, Inc.	7,456	301,595
NorthWestern Corp.	5,001	298,560
El Paso Electric Co.	4,720	261,252
Dynegy, Inc.*,1	18,908	224,060
Total Electric		27,311,207
Gas - 14.4%
Sempra Energy	8,156	872,040
Atmos Energy Corp.	6,167	529,684
NiSource, Inc.	19,924	511,449
UGI Corp.	10,626	498,891
Vectren Corp.	6,131	398,638
WGL Holdings, Inc.	4,393	377,095
National Fuel Gas Co.	6,789	372,784
Southwest Gas Holdings, Inc.	4,296	345,742
ONE Gas, Inc.	4,697	344,102
Spire, Inc.	4,440	333,666
New Jersey Resources Corp.	8,007	321,881
Total Gas		4,905,972
Water - 3.5%
American Water Works Company, Inc.	7,785	712,250
Aqua America, Inc.	12,236	480,018
Total Water		1,192,268
Energy-Alternate Sources - 1.5%
Pattern Energy Group, Inc.[1]	12,110	260,244
TerraForm Power, Inc. — Class A1	20,740	248,050
Total Energy-Alternate Sources		508,294
Total Common Stocks
(Cost $29,949,052)		33,917,741

SECURITIES LENDING COLLATERAL†,2 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.15%[3]	424,187	424,187
Total Securities Lending Collateral
(Cost $424,187)		424,187
Total Investments - 100.8%
(Cost $30,373,239)		$34,341,928
Other Assets & Liabilities, net - (0.8)%		(263,626)
Total Net Assets - 100.0%		$34,078,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at December 31, 2017 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,917,741	$—	$—	$33,917,741
Securities Lending Collateral	424,187	—	—	424,187
Total Assets	$34,341,928	$—	$—	$34,341,928

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 22.6%
Guggenheim Strategy Fund I1	15,004	$376,001
Guggenheim Strategy Fund II1	15,033	375,981
Total Mutual Funds
(Cost $747,983)		751,982

	Face Amount
FEDERAL AGENCY NOTES†† - 30.1%
Federal Farm Credit Bank[2]
1.67% (U.S. Prime Rate - 2.83%) due 09/12/18[3]	$500,000	500,861
1.42% (U.S. Prime Rate - 3.08%) due 03/12/19[3]	500,000	500,051
Total Federal Agency Notes
(Cost $999,935)		1,000,912

FEDERAL AGENCY DISCOUNT NOTES†† - 24.0%
Federal Home Loan Bank[2]
1.05% due 01/02/18[4,5]	800,000	799,977
Total Federal Agency Discount Notes
(Cost $799,977)		799,977

REPURCHASE AGREEMENTS††,6 - 19.2%
JPMorgan Chase & Co. issued 12/29/17 at 1.41% due 01/02/18[7]	416,171	416,171
Bank of America Merrill Lynch issued 12/29/17 at 1.40% due 01/02/18[7]	222,112	222,112
Total Repurchase Agreements
(Cost $638,283)		638,283
Total Investments - 95.9%
(Cost $3,186,178)		$3,191,154
Other Assets & Liabilities, net - 4.1%		137,531
Total Net Assets - 100.0%		$3,328,685

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	63	Mar 2018	$5,795,685	$62,293

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	—	At Maturity	03/14/18	9,415	$866,558	$12,914

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2017.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$62,293	$—	$—	$—	$62,293
Currency Index Swap Agreements	—	—	—	12,914	—	12,914
Federal Agency Discount Notes	—	—	799,977	—	—	799,977
Federal Agency Notes	—	—	1,000,912	—	—	1,000,912
Mutual Funds	751,982	—	—	—	—	751,982
Repurchase Agreements	—	—	638,283	—	—	638,283
Total Assets	$751,982	$62,293	$2,439,172	$12,914	$—	$3,266,361

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 03/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Strategy Fund I	$250,891	$225,000	$(100,000)	$—	$110	$376,001	15,004	$5,786	$143
Guggenheim Strategy Fund II	250,840	225,000	(100,000)	—	141	375,981	15,033	6,782	201
	$501,731	$450,000	$(200,000)	$—	$251	$751,982		$12,568	$344

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Dow Jones Industrial Average® Fund, Electronics Fund, Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Event Driven and Distressed Strategies Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of the U.S. Government Money Market Fund, which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation.

Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The tables included in the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2017.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2017, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Notes
1.41%			1.38% - 2.75%
Due 01/02/18	$118,247,885	$118,261,779	04/15/20 - 08/15/26	$119,039,900	$120,612,516
			U.S. TIP Notes
			1.13% -3.88%
			01/15/21 - 04/15/29	200	323

			U.S. Treasury Bond
			2.50%
			02/15/45	100	96
				119,040,200	120,612,935
Bank of America Merrill Lynch			U.S. Treasury Bond
1.40%			4.25%
Due 01/02/18	63,109,244	63,116,607	11/15/40	37,050,000	47,126,331
			U.S. Treasury Notes
			1.25%
			07/31/23	18,126,500	17,245,173
				55,176,500	64,371,504

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds' investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$626,598	$650,430
Basic Materials Fund	2,132,525	2,189,897
Biotechnology Fund	14,612,341	15,358,681
Consumer Products Fund	5,430,066	5,616,203
Electronics Fund	2,313,506	2,428,940
Emerging Markets 2x Strategy Fund	240,473	247,215
Energy Fund	664,568	678,778
Energy Services Fund	1,778,612	1,819,886
Europe 1.25x Strategy Fund	614,505	633,079
Event Driven and Distressed Strategies Fund	289,907	296,536
Financial Services Fund	773,682	806,025
Health Care Fund	946,443	984,548
Internet Fund	3,350,148	3,468,997
Leisure Fund	1,296,272	1,346,128
Long Short Equity Fund	322,623	337,092
Mid-Cap 1.5x Strategy Fund	5,241,011	5,416,396
Monthly Rebalance NASDAQ-100 2x Strategy Fund	309,617	319,726
NASDAQ-100® Fund	9,210,124	9,505,081
Nova Fund	19,662	20,622
Precious Metals Fund	6,595,248	6,930,220
Real Estate Fund	283,510	288,370
Retailing Fund	861,567	895,386
Russell 2000® 1.5x Strategy Fund	404,809	421,086
Russell 2000® Fund	1,000,139	1,042,108
S&P 500® Fund	823,862	857,557
S&P 500® Pure Value Fund	2,766,680	2,873,208
S&P MidCap 400® Pure Growth Fund	525,222	548,342
S&P MidCap 400® Pure Value Fund	1,100,641	1,140,659
S&P SmallCap 600® Pure Growth Fund	1,119,593	1,160,247
S&P SmallCap 600® Pure Value Fund	585,703	607,972
Technology Fund	3,001,530	3,115,136
Telecommunications Fund	106,920	110,416
Transportation Fund	3,361,440	3,486,142
Utilities Fund	411,962	424,187

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$71,871,381	$3,038,542	$(114,101)	$2,924,441
Basic Materials Fund	92,355,039	8,357,335	(162,224)	8,195,111
Biotechnology Fund	228,721,571	114,870,347	(5,220,457)	109,649,890
Consumer Products Fund	181,176,240	74,118,426	(1,270,320)	72,848,106
Dow Jones Industrial Average® Fund	97,095,793	12,501,122	(222,432)	12,278,690
Electronics Fund	50,671,437	3,814,625	(424,194)	3,390,431
Emerging Markets 2x Strategy Fund	15,232,125	267,884	(193,108)	74,776
Emerging Markets Bond Strategy Fund	610,229	20,201	(624)	19,577
Energy Fund	37,119,677	-	(3,859,702)	(3,859,702)
Energy Services Fund	15,775,695	-	(558,099)	(558,099)
Europe 1.25x Strategy Fund	10,124,572	615,859	(146,044)	469,815
Event Driven and Distressed Strategies Fund	5,524,479	187,378	(25,086)	162,292
Financial Services Fund	71,599,332	5,676,706	(207,307)	5,469,399
Government Long Bond 1.2x Strategy Fund	68,452,499	729,337	(3,935)	725,402
Health Care Fund	65,038,276	2,190,562	(1,049,838)	1,140,724
High Yield Strategy Fund	168,725,824	1,987,485	(712,241)	1,275,244
Internet Fund	64,145,915	6,743,820	(712,612)	6,031,208
Inverse Emerging Markets 2x Strategy Fund	413,145	-	(3,516)	(3,516)
Inverse Government Long Bond Strategy Fund	114,034,975	-	(1,464,996)	(1,464,996)
Inverse High Yield Strategy Fund	6,247,212	43,004	(45,081)	(2,077)
Inverse Mid-Cap Strategy Fund	374,648	3,959	-	3,959
Inverse NASDAQ-100® Strategy Fund	7,960,823	74,937	(2,741)	72,196
Inverse Russell 2000® Strategy Fund	6,580,279	48,800	(457)	48,343
Inverse S&P 500® Strategy Fund	57,874,513	296,652	(13,303)	283,349
Japan 2x Strategy Fund	5,734,953	160,829	-	160,829
Leisure Fund	20,178,495	3,183,640	(81,283)	3,102,357
Long Short Equity Fund	32,611,024	3,678,149	(2,466,148)	1,212,001
Mid-Cap 1.5x Strategy Fund	103,991,527	177,781	(70,396)	107,385
Monthly Rebalance Nasdaq-100 2x Strategy Fund	48,800,451	2,869,087	(569,061)	2,300,026
NASDAQ-100® Fund	690,919,052	406,642,240	(2,476,862)	404,165,378
Nova Fund	556,622,563	3,063,829	(1,622,217)	1,441,612
Precious Metals Fund	87,368,942	-	(15,867,970)	(15,867,970)
Real Estate Fund	25,173,368	-	(1,221,646)	(1,221,646)
Retailing Fund	19,004,993	1,525,370	(49,959)	1,475,411
Russell 2000® 1.5x Strategy Fund	67,945,289	56,220	(64,314)	(8,094)
Russell 2000® Fund	51,151,349	3,562,325	(671,762)	2,890,563
S&P 500® Fund	248,209,091	33,733,117	(2,374,219)	31,358,898
S&P 500® Pure Growth Fund	129,594,181	18,612,350	(827,019)	17,785,331
S&P 500® Pure Value Fund	96,664,949	9,212,740	(965,433)	8,247,307
S&P MidCap 400® Pure Growth Fund	100,410,372	12,237,939	(1,241,711)	10,996,228
S&P MidCap 400® Pure Value Fund	35,606,560	2,033,903	(882,432)	1,151,471
S&P SmallCap 600® Pure Growth Fund	19,851,613	2,808,153	(248,408)	2,559,745
S&P SmallCap 600® Pure Value Fund	14,784,104	407,550	(411,452)	(3,902)
Strengthening Dollar 2x Strategy Fund	10,442,861	17,044	(240,422)	(223,378)
Technology Fund	86,633,521	12,610,306	(449,653)	12,160,653
Telecommunications Fund	3,280,543	406,559	(24,135)	382,424
Transportation Fund	64,111,614	7,170,407	(87,123)	7,083,284
U.S. Government Money Market Fund	529,135,041	-	-	-
Utilities Fund	32,981,859	1,905,294	(545,225)	1,360,069
Weakening Dollar 2x Strategy Fund	3,186,517	79,844	-	79,844

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	February 28, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 28, 2018

*	Print the name and title of each signing officer under his or her signature.